UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08274

MASSMUTUAL SELECT FUNDS
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	03/31/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual Total Return Bond Fund
Class I | MSPZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB6

MassMutual Total Return Bond Fund
Class R5 | MSPSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$21	0.43%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB1

MassMutual Total Return Bond Fund
Service Class | MSPHX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.53%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB3

MassMutual Total Return Bond Fund
Administrative Class | MSPLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB4

MassMutual Total Return Bond Fund
Class R4 | MSPGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.78%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB2

MassMutual Total Return Bond Fund
Class A | MPTRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFBH

MassMutual Total Return Bond Fund
Class R3 | MSPNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	1.03%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFB5

MassMutual Diversified Value Fund
Class I | MDDIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCI

MassMutual Diversified Value Fund
Class R5 | MDVSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.67%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC1

MassMutual Diversified Value Fund
Service Class | MDVYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.77%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC3

MassMutual Diversified Value Fund
Administrative Class | MDDLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.87%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC4

MassMutual Diversified Value Fund
Class R4 | MDDRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.02%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCK

MassMutual Diversified Value Fund
Class A | MDDAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC2

MassMutual Diversified Value Fund
Class R3 | MDVNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.27%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFC5

MassMutual Diversified Value Fund
Class Y | MMNBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.67%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFCY

MM S&P 500® Index Fund
Class I | MMIZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW8

MM S&P 500® Index Fund
Class R5 | MIEZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW6

MM S&P 500® Index Fund
Service Class | MMIEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW1

MM S&P 500® Index Fund
Administrative Class | MIEYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW3

MM S&P 500® Index Fund
Class R4 | MIEAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW2

MM S&P 500® Index Fund
Class A | MMFFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.74%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHWH

MM S&P 500® Index Fund
Class R3 | MMINX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITHW5

MassMutual Equity Opportunities Fund
Class I | MFVZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC6

MassMutual Equity Opportunities Fund
Class R5 | MFVSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC1

MassMutual Equity Opportunities Fund
Service Class | MMFYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC3

MassMutual Equity Opportunities Fund
Administrative Class | MMFVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.06%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC4

MassMutual Equity Opportunities Fund
Class R4 | MFVFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$59	1.21%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITICK

MassMutual Equity Opportunities Fund
Class A | MFVAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.26%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC2

MassMutual Equity Opportunities Fund
Class R3 | MFVNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71	1.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIC5

MassMutual Equity Opportunities Fund
Class Y | MMZOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITICY

MassMutual Blue Chip Growth Fund
Class I | MBCZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCI

MassMutual Blue Chip Growth Fund
Class R5 | MBCSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC1

MassMutual Blue Chip Growth Fund
Service Class | MBCYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC3

MassMutual Blue Chip Growth Fund
Administrative Class | MBCLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.95%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC4

MassMutual Blue Chip Growth Fund
Class R4 | MBGFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.10%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCK

MassMutual Blue Chip Growth Fund
Class A | MBCGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC2

MassMutual Blue Chip Growth Fund
Class R3 | MBCNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.35%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOC5

MassMutual Blue Chip Growth Fund
Class Y | MMZMX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITOCY

MassMutual Small Company Value Fund
Class I | MSVZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC6

MassMutual Small Company Value Fund
Class R5 | MSVSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC1

MassMutual Small Company Value Fund
Service Class | MMVYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.06%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC3

MassMutual Small Company Value Fund
Administrative Class | MMYLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.16%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC4

MassMutual Small Company Value Fund
Class R4 | MMVFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.31%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKCK

MassMutual Small Company Value Fund
Class A | MMYAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.36%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC2

MassMutual Small Company Value Fund
Class R3 | MSVNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$75	1.56%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKC5

MassMutual Small Company Value Fund
Class Y | MMNLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKCY

MassMutual Mid Cap Growth Fund
Class I | MEFZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.66%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK6

MassMutual Mid Cap Growth Fund
Class R5 | MGRFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK1

MassMutual Mid Cap Growth Fund
Service Class | MEFYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK3

MassMutual Mid Cap Growth Fund
Administrative Class | MMELX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK4

MassMutual Mid Cap Growth Fund
Class R4 | MEFFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.11%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIKK

MassMutual Mid Cap Growth Fund
Class A | MEFAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK2

MassMutual Mid Cap Growth Fund
Class R3 | MEFNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.36%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIK5

MassMutual Mid Cap Growth Fund
Class Y | MMNGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIKY

MassMutual Small Cap Growth Equity Fund
Class I | MSGZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.87%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK6

MassMutual Small Cap Growth Equity Fund
Class R5 | MSGSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.97%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK1

MassMutual Small Cap Growth Equity Fund
Service Class | MSCYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.07%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK3

MassMutual Small Cap Growth Equity Fund
Administrative Class | MSGLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.17%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK4

MassMutual Small Cap Growth Equity Fund
Class R4 | MSERX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	1.32%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGKK

MassMutual Small Cap Growth Equity Fund
Class A | MMGEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.37%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK2

MassMutual Small Cap Growth Equity Fund
Class R3 | MSGNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$74	1.57%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGK5

MassMutual Small Cap Growth Equity Fund
Class Y | MMNJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.97%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGKY

MassMutual Overseas Fund
Class I | MOSZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK6

MassMutual Overseas Fund
Class R5 | MOSSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK1

MassMutual Overseas Fund
Service Class | MOSYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.99%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK3

MassMutual Overseas Fund
Administrative Class | MOSLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK4

MassMutual Overseas Fund
Class R4 | MOSFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	1.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLKK

MassMutual Overseas Fund
Class A | MOSAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK2

MassMutual Overseas Fund
Class R3 | MOSNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73	1.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLK5

MassMutual Overseas Fund
Class Y | MMOJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLKY

MassMutual Select T. Rowe Price International Equity Fund
Class I | MMIUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$439.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	430
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Siemens AG	1.5%
AstraZeneca PLC	1.5%
Samsung Electronics Co. Ltd.	1.4%
Unilever PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
ASML Holding NV	1.1%
ING Groep NV	1.1%
TotalEnergies SE	1.0%
Prosus NV	1.0%

Sectors (% of Total Investments)
Financials	23.9%
Industrials	15.1%
Information Technology	12.5%
Consumer Discretionary	11.4%
Health Care	10.1%
Consumer Staples	7.2%
Communication Services	4.6%
Materials	4.4%
Energy	4.0%
Utilities	2.3%
Real Estate	2.0%

Largest Countries (% of Total Investments)
Japan	13.7%
United Kingdom	10.9%
China	9.6%
France	7.2%
United States	6.8%
Germany	6.4%
India	4.8%
Netherlands	4.4%
Taiwan	4.2%
Canada	3.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITYQA

MassMutual 20/80 Allocation Fund
Class I | MRCUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKAI

MassMutual 20/80 Allocation Fund
Class R5 | MRCSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKA1

MassMutual 20/80 Allocation Fund
Service Class | MRCYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.34%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKA3

MassMutual 20/80 Allocation Fund
Administrative Class | MRCLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKA4

MassMutual 20/80 Allocation Fund
Class R4 | MRCZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKAK

MassMutual 20/80 Allocation Fund
Class A | MCTAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKA2

MassMutual 20/80 Allocation Fund
Class R3 | MRCVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKAJ

MassMutual 20/80 Allocation Fund
Class Y | MMNOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKAY

MassMutual 40/60 Allocation Fund
Class I | MRMUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKBI

MassMutual 40/60 Allocation Fund
Class R5 | MROSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKB1

MassMutual 40/60 Allocation Fund
Service Class | MRMYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.34%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKB3

MassMutual 40/60 Allocation Fund
Administrative Class | MRMLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKB4

MassMutual 40/60 Allocation Fund
Class R4 | MRMZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKBK

MassMutual 40/60 Allocation Fund
Class A | MRMAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKB2

MassMutual 40/60 Allocation Fund
Class R3 | MRMTX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKBJ

MassMutual 40/60 Allocation Fund
Class Y | MMNPX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKBY

MassMutual 60/40 Allocation Fund
Class I | MROUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKDI

MassMutual 60/40 Allocation Fund
Class R5 | MRSSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.25%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKD1

MassMutual 60/40 Allocation Fund
Service Class | MROYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.35%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKD3

MassMutual 60/40 Allocation Fund
Administrative Class | MRSLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.45%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKD4

MassMutual 60/40 Allocation Fund
Class R4 | MROZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKDK

MassMutual 60/40 Allocation Fund
Class A | MOGAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKD2

MassMutual 60/40 Allocation Fund
Class R3 | MROTX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKDJ

MassMutual 60/40 Allocation Fund
Class Y | MMNQX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.25%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKDY

MassMutual 80/20 Allocation Fund
Class I | MRGUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKEI

MassMutual 80/20 Allocation Fund
Class R5 | MRRSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKE1

MassMutual 80/20 Allocation Fund
Service Class | MRGYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKE3

MassMutual 80/20 Allocation Fund
Administrative Class | MRGLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKE4

MassMutual 80/20 Allocation Fund
Class R4 | MRGZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKEK

MassMutual 80/20 Allocation Fund
Class A | MRRAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKE2

MassMutual 80/20 Allocation Fund
Class R3 | MRGVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKEJ

MassMutual 80/20 Allocation Fund
Class Y | MMNSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$14	0.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITKEY

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class I | MMBVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4PI

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M5 | MMBWX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$16	0.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4P5

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M4 | MMBYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4P4

MassMutual Select T. Rowe Price Retirement Balanced Fund
Class M3 | MMBZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4P3

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I | MMFBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4AI

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M5 | MMFDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$16	0.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4A5

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M4 | MMFEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4A4

MassMutual Select T. Rowe Price Retirement 2005 Fund
Class M3 | MMFGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4A3

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class I | MMXBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4BI

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M5 | MMXCX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$17	0.34%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4B5

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M4 | MMXDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4B4

MassMutual Select T. Rowe Price Retirement 2010 Fund
Class M3 | MMXEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$42	0.84%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4B3

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class I | MMFHX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4DI

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M5 | MMFJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$18	0.37%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4D5

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M4 | MMFKX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4D4

MassMutual Select T. Rowe Price Retirement 2015 Fund
Class M3 | MMFLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$43	0.86%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4D3

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class I | MMTWX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4EI

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M5 | MMTTX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$20	0.40%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4E5

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M4 | MMTUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$32	0.65%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4E4

MassMutual Select T. Rowe Price Retirement 2020 Fund
Class M3 | MMTVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$45	0.90%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4E3

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class I | MMTFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.27%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4GI

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M5 | MMTGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$21	0.43%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4G5

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M4 | MMTHX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$34	0.68%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4G4

MassMutual Select T. Rowe Price Retirement 2025 Fund
Class M3 | MMTIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$46	0.93%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4G3

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class I | MMTRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4HI

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M5 | MMTOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4H5

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M4 | MMTPX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$37	0.75%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4H4

MassMutual Select T. Rowe Price Retirement 2030 Fund
Class M3 | MMTQX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$50	1.00%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4H3

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class I | MMTJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4II

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M5 | MMTKX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$28	0.56%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4I5

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M4 | MMTLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$40	0.81%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4I4

MassMutual Select T. Rowe Price Retirement 2035 Fund
Class M3 | MMTMX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$52	1.06%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4I3

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I | MMFOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4JI

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M5 | MMFPX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4J5

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M4 | MMFQX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4J4

MassMutual Select T. Rowe Price Retirement 2040 Fund
Class M3 | MMFRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$53	1.08%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4J3

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class I | MMFTX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4LI

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M5 | MMFUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$31	0.62%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4L5

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M4 | MMFWX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$43	0.87%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4L4

MassMutual Select T. Rowe Price Retirement 2045 Fund
Class M3 | MMFZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$55	1.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4L3

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class I | MMDDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4MI

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M5 | MMDFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4M5

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M4 | MMDGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$43	0.88%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4M4

MassMutual Select T. Rowe Price Retirement 2050 Fund
Class M3 | MMDHX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.13%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4M3

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class I | MMDJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4NI

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M5 | MMDKX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4N5

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M4 | MMDMX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4N4

MassMutual Select T. Rowe Price Retirement 2055 Fund
Class M3 | MMDOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4N3

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class I | MMSKX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4OI

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M5 | MMSOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4O5

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M4 | MMSGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4O4

MassMutual Select T. Rowe Price Retirement 2060 Fund
Class M3 | MMSVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IZ4O3

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class I | MMZIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYX1I

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M5 | MMZLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYX15

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M4 | MMZKX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYX14

MassMutual Select T. Rowe Price Retirement 2065 Fund
Class M3 | MMZJX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYX13

MassMutual Select T. Rowe Price Bond Asset Fund
Class I | MMBEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Bond Asset Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$212.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,224
Portfolio Turnover Rate	54%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	24.9%
U.S. Treasury Obligations	21.7%
Sovereign Debt Obligations	19.4%
U.S. Government Agency Obligations and Instrumentalities	18.1%
Non-U.S. Government Agency Obligations	8.5%
Bank Loans	3.0%
Mutual Fund	2.8%
Repurchase Agreement	0.9%
Investment of Cash Collateral from Securities Loaned	0.4%
Municipal Obligations	0.2%

Largest Countries (% of Total Investments)
United States	64.0%
United Kingdom	2.7%
Canada	2.1%
Japan	2.1%
France	2.1%
Germany	1.9%
Cayman Islands	1.7%
Indonesia	1.0%
China	1.0%
Spain	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITYPA

MassMutual Select T. Rowe Price Large Cap Blend Fund
Class I | MMLRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Large Cap Blend Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$767.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	548
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	5.8%
Microsoft Corp.	5.5%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.9%
Visa, Inc. Class A	2.1%
Meta Platforms, Inc. Class A	1.9%
Alphabet, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc. Class B	1.6%
UnitedHealth Group, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	26.2%
Financials	14.8%
Health Care	12.7%
Consumer Discretionary	10.3%
Industrials	9.3%
Communication Services	7.6%
Consumer Staples	5.1%
Energy	4.9%
Materials	3.7%
Utilities	2.7%
Real Estate	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITYSA

MassMutual Select T. Rowe Price Real Assets Fund
Class I | MMRFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Real Assets Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$101.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	290
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Equinix, Inc.	2.9%
BHP Group Ltd.	2.7%
Prologis, Inc.	2.5%
Welltower, Inc.	2.4%
American Tower Corp.	1.7%
Freeport-McMoRan, Inc.	1.7%
Public Storage	1.6%
Franco-Nevada Corp.	1.6%
Exxon Mobil Corp.	1.5%
Essex Property Trust, Inc.	1.4%

Sectors (% of Total Investments)
Real Estate	38.1%
Materials	36.8%
Energy	19.2%
Industrials	1.5%
Utilities	1.1%
Consumer Discretionary	0.6%
Exchange-Traded Funds	0.5%
Communication Services	0.2%
Information Technology	0.2%

Largest Countries (% of Total Investments)
United States	59.5%
Canada	11.4%
Australia	8.0%
South Africa	2.7%
Japan	2.7%
Brazil	2.3%
United Kingdom	2.3%
France	1.5%
Mexico	0.9%
Germany	0.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITYRA

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Class I | MMBUX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$182.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	712
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
TechnipFMC PLC	1.1%
Esab Corp.	1.1%
Veeva Systems, Inc. Class A	1.0%
Corpay, Inc.	1.0%
Expand Energy Corp.	0.8%
Fortive Corp.	0.8%
Lattice Semiconductor Corp.	0.7%
Paylocity Holding Corp.	0.7%
Assurant, Inc.	0.7%
Keysight Technologies, Inc.	0.7%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.5%
Health Care	15.7%
Information Technology	13.4%
Consumer Discretionary	8.1%
Energy	5.7%
Real Estate	5.4%
Materials	4.5%
Utilities	3.1%
Consumer Staples	3.1%
Communication Services	2.4%
Technology	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITYUA

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Total Return Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 93.4%
Bank Loans — 1.8%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 8/24/28 (a)	$86,832	$86,769
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000% 9.552% VRN 3/30/27 (a)	81,878	75,840
Beverages — 0.1%
City Brewing Co. LLC, 2024 First Lien Second Out PIK Term Loan, 3 mo. USD Term SOFR + 5.000%, 9.564% VRN 4/05/28 (a)	639	7
Naked Juice LLC Term Loan, 3 mo. USD Term SOFR + 3.000% 7.399% VRN 1/24/29 (a)	308,438	157,584
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000% 10.399% VRN 1/24/30 (a)	68,440	15,028
		172,619
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 8/18/28 (a)	72,100	71,799
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500% 6.925% VRN 5/06/27 (a)	44,374	44,153
		115,952
Commercial Services — 0.1%
Albion Financing 3 SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.302% VRN 8/16/29 (a)	14,276	14,263
Amspec Parent LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250% 8.549% VRN 12/22/31 (a)	25,396	25,348
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.052% VRN 10/16/31 (a)	48,167	48,016

	Principal Amount	Value
CCRR Parent, Inc.
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250% 8.563% VRN 3/06/28 (a)	$77,096	$29,296
Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.825% VRN 3/06/28 (a)	27,430	11,384
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000% 8.562% VRN 3/04/28 (a)	225,678	190,163
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000% 8.425% VRN 11/02/27 (a)	55,880	52,481
		370,951
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750% 8.175% VRN 2/01/28 (a)	46,866	41,630
Twitter, Inc., Term Loan, 3 mo. USD Term SOFR + 6.500% 10.949% VRN 10/26/29 (a)	39,081	38,825
		80,455
Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.072% VRN 6/24/30 (a)	356,905	356,431
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 8.049% VRN 4/09/27 (a)	137,702	130,372
Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.799% VRN 11/26/31 (a)	37,932	37,780
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000% 6.313% VRN 12/15/31 (a)	87,413	86,312
		610,895
Electric — 0.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 9/30/31 (a)	114,812	114,687
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750% 6.075% VRN 1/31/31 (a)	29,557	29,439

The accompanying notes are an integral part of the financial statements.
1

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.799% VRN 10/03/31 (a)	$66,943	$66,786
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500% 7.799% VRN 11/06/31 (a)	40,124	40,191
Lackawanna Energy Center LLC
Term Loan B2, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 8/06/29 (a)	18,312	18,289
Term Loan C, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 8/06/29 (a)	4,012	4,007
Potomac Energy Center, LLC, Term Loan, 3 mo. USD Term SOFR + 6.000% 10.561% VRN 11/12/26 (a)	42,558	42,345
South Field LLC
2025 Term Loan B, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 8/29/31 (a)	32,813	32,742
2025 Term Loan C, 3 mo. USD Term SOFR + 3.250% 7.549% VRN 8/29/31 (a)	2,046	2,041
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750% 6.075% VRN 12/20/30 (a)	88,414	88,072
		438,599
Electronics — 0.0%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250% 8.572% VRN 10/24/31 (a)	75,000	74,531
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500% 8.799% VRN 2/15/31 (a)	92,042	87,081
Entertainment — 0.0%
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750% 9.073% VRN 8/13/31 (a)	120,281	120,482
Food — 0.1%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750% 8.189% VRN 10/01/25 (a)	17,042	16,661

	Principal Amount	Value
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000% 8.439% VRN 6/09/28 (a)	$67,082	$65,342
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750% 9.075% VRN 5/01/31 (a)	140,248	141,591
		223,594
Health Care - Products — 0.0%
Bausch & Lomb Corp., Term Loan, 1 mo. USD Term SOFR + 3.250% 7.672% VRN 5/10/27 (a)	152,557	151,919
Health Care - Services — 0.1%
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.049% VRN 1/02/31 (a)	86,973	86,946
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 4.299% VRN 7/01/31 (a)	322,150	236,243
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.299% VRN 9/27/30 (a)	84,977	81,064
		404,253
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.319% VRN 7/31/28 (a)	42,424	41,988
Insurance — 0.1%
Acrisure LLC, 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 2/15/27 (a)	217,074	216,066
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 7.689% VRN 12/23/26 (a)	215,103	214,667
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000% 8.425% VRN 8/19/28 (a)	129,421	127,965
		558,698
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.675% VRN 12/06/27 (a)	63,427	62,010

The accompanying notes are an integral part of the financial statements.
2

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.500% 8.791% VRN 8/15/29 (a)	$42,688	$36,819
Delivery Hero SE, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 9.315% VRN 12/12/29 (a)	79,034	78,952
Getty Images, Inc., 2025 USD Term Loan B, 11.250% 2/21/30	19,779	19,630
Magnite, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.299% VRN 2/06/31 (a)	67,477	67,252
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 5/03/28 (a)	26,091	24,672
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250% 8.575% VRN 12/31/31 (a)	109,011	99,715
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750% 9.075% VRN 3/15/30 (a)	40,312	40,110
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500% 10.085% VRN 10/15/28 (a)	49,131	45,415
TripAdvisor, Inc., Term Loan, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 7/08/31 (a)	44,558	43,672
		518,247
Leisure Time — 0.0%
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000% 9.425% VRN 6/30/28 (a)	34,956	33,573
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750% 6.070% VRN 11/08/30 (a)	25,942	25,905
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 1/05/29 (a)	27,681	27,621
		53,526

	Principal Amount	Value
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250% 6.574% VRN 1/27/31 (a)	$64,285	$63,642
Machinery - Diversified — 0.0%
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.000% 8.585% VRN 10/15/29 (a)	104,625	76,638
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500% 9.000% VRN 4/15/27 (a)	111,314	104,436
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.250%, PIK 1.500%, Cash 7.825% VRN 8/19/26 (a) (b)	46,190	42,876
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000% 6.434% VRN 4/30/28 (a)	65,220	63,087
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500% 6.934% VRN 1/31/28 (a)	171,605	166,720
		377,119
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%, 6 mo. USD Term SOFR + 4.000% 8.217% - 8.325% VRN 11/17/29 (a)	48,315	45,944
Packaging & Containers — 0.1%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750% 9.043% VRN 10/10/31 (a)	58,855	58,561
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750% 6.186% VRN 7/01/29 (a)	367,704	367,428
		425,989
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.399% VRN 10/01/27 (a)	217,614	203,650

The accompanying notes are an integral part of the financial statements.
3

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 5/05/28 (a)	$182,418	$182,281
		385,931
Real Estate Investment Trusts (REITS) — 0.3%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850% 5.149% VRN 3/01/29 (a) (c)	460,173	447,518
Term Loan A2, 1 mo. USD Term SOFR + 0.840% 5.265% VRN 2/22/27 (a)	228,010	222,879
Term Loan A1, 1 mo. USD Term SOFR + 0.840% 5.265% VRN 8/20/27 (a)	228,010	222,879
Invitation Homes Operating Partnership LP, 2024 Term Loan, 1 mo. USD Term SOFR + 1.118% 5.439% VRN 9/09/28 (a)	628,736	616,162
		1,509,438
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750% 6.075% VRN 9/20/30 (a)	139,581	138,036
Dave & Buster’s, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250% 7.559% VRN 11/01/31 (a)	66,358	57,774
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750% 6.181% VRN 3/15/28 (a)	99,318	99,417
		295,227
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 8.075% VRN 12/29/28 (a)	31,735	30,540
Cotiviti Corp., 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750% 7.077% VRN 3/29/32 (a)	34,054	33,203
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.065% VRN 8/14/25 (a)	268,233	260,618

	Principal Amount	Value
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000% 8.325% VRN 4/05/30 (a)	$79,435	$77,836
		402,197
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500% 9.802% VRN 8/15/28 (a)	84,425	75,518
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000% 8.299% VRN 12/17/27 (a)	80,410	80,387
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000% 7.439% VRN 3/09/27 (a)	283,790	263,570
		419,475
TOTAL BANK LOANS
(Cost $8,633,732)		8,221,572
Corporate Debt — 15.9%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	235,000	223,715
6.528% 5/01/34	425,000	455,382
		679,097
Agriculture — 0.2%
Imperial Brands Finance PLC
3.875% 7/26/29 (d)	50,000	48,003
6.125% 7/27/27 (d)	690,000	711,151
		759,154
Auto Manufacturers — 0.2%
Volkswagen Financial Services AG 3.875% 11/19/31 EUR (d) (e)	500,000	536,976
Volkswagen International Finance NV 9 yr. EUR Swap + 4.783% 7.875% VRN EUR (a) (d) (e) (f)	200,000	241,130
		778,106
Banks — 5.0%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	120,000	102,681
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29 (a)	1,275,000	1,178,968
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (a)	2,311,000	2,229,497
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31 (a)	290,000	260,475

The accompanying notes are an integral part of the financial statements.
4

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28 (a)	$2,564,000	$2,531,517
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	920,000	903,737
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	210,000	182,425
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30 (a)	500,000	460,427
1 day USD SOFR + 1.351% 3.057% VRN 1/25/33 (a)	470,000	412,048
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (a)	2,475,000	2,400,294
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (a)	485,000	464,012
1 day USD SOFR + 0.913% 1.948% VRN 10/21/27 (a)	1,550,000	1,486,748
HSBC Holdings PLC 1 day USD SOFR + 1.929%
2.099% VRN 6/04/26 (a)	1,480,000	1,472,949
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.695% 1.040% VRN 2/04/27 (a)	50,000	48,544
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (a)	1,320,000	1,279,955
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	885,000	819,398
1 day USD SOFR + 1.180% 2.545% VRN 11/08/32 (a)	190,000	164,324
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	540,000	495,504
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (a)	315,000	318,498
Morgan Stanley 1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (a)	910,000	881,283
PNC Financial Services Group, Inc. 1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	60,000	66,339
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26 (a)	295,000	291,017
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28 (a)	195,000	187,395
US Bancorp 1 day USD SOFR + 1.600% 4.839% VRN 2/01/34 (a)	525,000	510,146
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (a)	1,280,000	1,221,649

	Principal Amount	Value
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33 (a)	$800,000	$717,778
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	545,000	537,157
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (a)	1,000,000	1,027,189
		22,651,954
Beverages — 0.1%
Anheuser-Busch InBev SA 3.950% 3/22/44 EUR (d) (e)	300,000	311,556
Davide Campari-Milano NV, Convertible, 2.375% 1/17/29 EUR (d) (e)	200,000	203,515
		515,071
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (d)	85,000	79,111
2.300% 11/01/30 (d)	860,000	743,207
		822,318
Commercial Services — 0.1%
AA Bond Co. Ltd. 8.450% 7/31/50 GBP (d) (e)	130,000	177,990
Worldline SA Convertible, 0.000% 7/30/25 EUR (d) (e)	60,000	76,231
Convertible, 0.000% 7/30/26 EUR (d) (e)	370,000	389,245
		643,466
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS 6.500% 3/31/32 (g)	20,000	20,000
Diversified Financial Services — 0.5%
Air Lease Corp.
5.850% 12/15/27	505,000	520,006
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (d)	859,000	804,131
4.375% 5/01/26 (d)	615,000	611,428
Blackrock, Inc.
3.750% 7/18/35 EUR (e) (g)	135,000	146,200
		2,081,765
Electric — 1.2%
Amprion GmbH
0.625% 9/23/33 EUR (d) (e)	100,000	84,319
4.000% 5/21/44 EUR (d) (e)	200,000	205,795
E.ON SE
3.875% 9/05/38 EUR (d) (e)	100,000	105,559
Elia Group SA
3.875% 6/11/31 EUR (d) (e)	200,000	218,725

The accompanying notes are an integral part of the financial statements.
5

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Eurogrid GmbH
0.741% 4/21/33 EUR (d) (e)	$300,000	$261,335
Eversource Energy
4.600% 7/01/27	735,000	735,568
FirstEnergy Transmission LLC
2.866% 9/15/28 (d)	1,401,000	1,318,060
Florida Power & Light Co.
5.700% 3/15/55	390,000	398,178
MVM Energetika Zrt
6.500% 3/13/31 (d)	250,000	256,142
National Grid Electricity Transmission PLC
0.823% 7/07/32 EUR (d) (e)	150,000	134,981
RTE Reseau de Transport d’Electricite SADIR
3.500% 4/30/33 EUR (d) (e)	300,000	321,444
Southwestern Electric Power Co. 3.250% 11/01/51	175,000	113,764
TenneT Holding BV 2.750% 5/17/42 EUR (d) (e)	230,000	220,681
4.500% 10/28/34 EUR (d) (e)	175,000	204,801
Wisconsin Power & Light Co.
4.950% 4/01/33	1,000,000	992,033
		5,571,385
Engineering & Construction — 0.1%
Heathrow Funding Ltd. 1.125% 10/08/32 EUR (d) (e)	235,000	225,125
Entertainment — 0.5%
Warnermedia Holdings, Inc.
5.050% 3/15/42	1,460,000	1,167,714
5.141% 3/15/52	1,236,000	901,040
		2,068,754
Food — 0.5%
ELO SACA 6.000% 3/22/29 EUR (d) (e)	300,000	295,000
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.500% 12/01/52	650,000	673,295
6.750% 3/15/34	598,000	645,578
Pilgrim’s Pride Corp. 3.500% 3/01/32 (d)	500,000	439,661
		2,053,534
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/01/28 (d) (h)	40,000	39,576
KeySpan Gas East Corp. 5.819% 4/01/41 (d)	1,337,000	1,310,494

	Principal Amount	Value
National Gas Transmission PLC 4.250% 4/05/30 EUR (d) (e)	$475,000	$532,455
		1,882,525
Health Care - Products — 0.3%
American Medical Systems Europe BV 3.000% 3/08/31 EUR (e)	520,000	552,498
Medtronic Global Holdings SCA 3.375% 10/15/34 EUR (e)	385,000	409,015
Sartorius Finance BV 4.500% 9/14/32 EUR (d) (e)	100,000	112,922
Stryker Corp. 3.375% 9/11/32 EUR (e)	195,000	209,652
		1,284,087
Health Care - Services — 0.4%
Elevance Health, Inc.
5.200% 2/15/35	310,000	311,002
5.375% 6/15/34	190,000	192,393
HCA, Inc.
5.250% 4/15/25	644,000	644,039
Humana, Inc.
5.550% 5/01/35	240,000	237,262
Kedrion SpA
6.500% 9/01/29 (d)	200,000	189,286
ModivCare, Inc.
5.000% 10/01/29 (d)	853,000	341,200
		1,915,182
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	21,717
Insurance — 0.7%
Athene Global Funding
3.205% 3/08/27 (d)	445,000	429,302
Farmers Exchange Capital II 3 mo. USD Term SOFR + 4.006%
6.151% VRN 11/01/53 (a) (d)	350,000	334,502
Farmers Exchange Capital III 3 mo. USD SOFR + 3.454%
5.454% VRN 10/15/54 (a) (d)	2,540,000	2,286,000
		3,049,804
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.000% 6/15/30	620,000	586,059
Machinery - Diversified — 0.0%
Oregon Tool Lux LP 7.875% 10/15/29 (d)	99,450	58,674

The accompanying notes are an integral part of the financial statements.
6

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	$835,000	$526,569
3.900% 6/01/52	864,000	558,686
4.908% 7/23/25	255,000	254,938
5.375% 4/01/38	5,000	4,507
CSC Holdings LLC
5.750% 1/15/30 (d)	124,000	65,720
6.500% 2/01/29 (d)	312,000	258,180
7.500% 4/01/28 (d)	80,000	56,570
11.250% 5/15/28 (d)	244,000	235,890
11.750% 1/31/29 (d)	217,000	210,456
Time Warner Cable LLC
5.500% 9/01/41	780,000	676,530
5.875% 11/15/40	360,000	330,071
		3,178,117
Oil & Gas — 0.3%
Ecopetrol SA 8.875% 1/13/33	100,000	103,210
Occidental Petroleum Corp. 4.500% 7/15/44	400,000	300,203
Pertamina Persero PT 3.100% 8/27/30 (d)	375,000	339,080
Petroleos Mexicanos 6.625% 6/15/35	700,000	559,342
		1,301,835
Packaging & Containers — 0.6%
Amcor UK Finance PLC 3.950% 5/29/32 EUR (e)	400,000	432,996
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125% 8/15/26 (d) (h)	120,000	110,215
5.250% 8/15/27 (d) (h)	600,000	274,596
Berry Global, Inc. 1.650% 1/15/27	85,000	80,636
4.875% 7/15/26 (d)	273,000	272,494
5.500% 4/15/28	310,000	316,194
5.650% 1/15/34	320,000	324,658
Sealed Air Corp. 1.573% 10/15/26 (d)	1,200,000	1,141,657
		2,953,446
Pharmaceuticals — 1.1%
Bayer US Finance II LLC
4.375% 12/15/28 (d)	681,000	663,377
4.400% 7/15/44 (d)	536,000	408,320
4.625% 6/25/38 (d)	1,310,000	1,130,955
4.875% 6/25/48 (d)	284,000	227,136

	Principal Amount	Value
Bayer US Finance LLC 6.875% 11/21/53 (d)	$270,000	$279,188
CVS Health Corp.
4.780% 3/25/38	150,000	134,588
5.125% 7/20/45	260,000	226,679
5.875% 6/01/53	345,000	325,688
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	250,000	248,899
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	395,000	398,116
Grifols SA
7.500% 5/01/30 EUR (d) (e)	100,000	113,131
Johnson & Johnson
3.050% 2/26/33 EUR (e)	290,000	310,579
3.550% 6/01/44 EUR (e)	200,000	206,686
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (e)	420,000	432,127
		5,105,469
Pipelines — 0.0%
TransCanada PipeLines Ltd.
5.850% 3/15/36	50,000	51,071
Venture Global LNG, Inc.
9.875% 2/01/32 (d)	90,000	95,588
		146,659
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings SARL 1.000% 5/04/28 EUR (d) (e)	125,000	125,552
LEG Immobilien SE 1.500% 1/17/34 EUR (d) (e)	100,000	86,772
Vonovia SE 2.250% 4/07/30 EUR (d) (e)	100,000	102,720
		315,044
Real Estate Investment Trusts (REITS) — 1.5%
American Assets Trust LP 3.375% 2/01/31	865,000	762,158
American Homes 4 Rent LP 2.375% 7/15/31	330,000	283,119
3.625% 4/15/32	862,000	782,625
Crown Castle, Inc. 2.100% 4/01/31	777,000	653,330
Digital Intrepid Holding BV 0.625% 7/15/31 EUR (d) (e)	245,000	219,324
Extra Space Storage LP 3.900% 4/01/29	670,000	646,741
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/31	380,000	354,246
5.375% 4/15/26	715,000	717,244

The accompanying notes are an integral part of the financial statements.
7

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Healthcare Realty Holdings LP
3.100% 2/15/30	$195,000	$178,927
3.625% 1/15/28	157,000	151,693
Hudson Pacific Properties LP
4.650% 4/01/29 (h)	750,000	566,934
5.950% 2/15/28	15,000	13,023
LXP Industrial Trust
6.750% 11/15/28	230,000	243,223
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (e)	710,000	745,919
Realty Income Corp.
5.125% 7/06/34 EUR (e)	395,000	459,830
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (d)	190,000	181,398
4.125% 8/15/30 (d)	50,000	47,067
4.625% 6/15/25 (d)	40,000	39,990
5.750% 2/01/27 (d)	10,000	10,130
		7,056,921
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (d)	310,000	280,637
Michaels Cos., Inc.
5.250% 5/01/28 (d)	623,000	427,688
7.875% 5/01/29 (d)	99,000	52,518
		760,843
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500% 1/25/31 (d)	90,000	91,449
Intel Corp.
3.050% 8/12/51	158,000	92,898
3.734% 12/08/47 (h)	145,000	101,074
5.600% 2/21/54	112,000	101,853
5.700% 2/10/53	110,000	101,112
		488,386
Software — 0.1%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.750% 5/01/29 (d)	70,000	69,657
Open Text Corp. 6.900% 12/01/27 (d)	125,000	129,375
Oracle Corp. 4.800% 8/03/28	385,000	388,108
		587,140
Telecommunications — 0.5%
Altice Financing SA
5.000% 1/15/28 (d)	35,000	26,261
5.750% 8/15/29 (d)	69,000	50,472
9.625% 7/15/27 (d)	50,000	42,375

	Principal Amount	Value
CommScope LLC
4.750% 9/01/29 (d)	$133,000	$118,244
Global Switch Finance BV
1.375% 10/07/30 EUR (d) (e)	240,000	242,751
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% 9/20/29 (d)	1,209,000	1,211,831
T-Mobile USA, Inc. 5.125% 5/15/32	690,000	694,339
		2,386,273
Water — 0.1%
Holding d’Infrastructures des Metiers de l’Environnement
4.875% 10/24/29 EUR (d) (e)	140,000	154,073
Suez SACA
2.875% 5/24/34 EUR (d) (e)	400,000	397,960
		552,033
TOTAL CORPORATE DEBT
(Cost $75,266,584)		72,499,943
Municipal Obligations — 0.7%
Florida — 0.1%
County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Series B, 2.707% 10/01/33	375,000	321,245
New York — 0.6%
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Revenue Bonds, Series F3, 5.130% 2/01/35	1,033,000	1,051,803
Revenue Bonds, Series F3, 5.150% 2/01/36	1,033,000	1,047,162
New York State Dormitory Authority, Revenue Bonds, Series F,
5.628% 3/15/39	860,000	877,429
		2,976,394
TOTAL MUNICIPAL OBLIGATIONS
(Cost $3,345,556)		3,297,639
Non-U.S. Government Agency Obligations — 19.3%
Commercial Mortgage-Backed Securities — 3.2%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (a) (d) (i)	1,280,000	1,232,110

The accompanying notes are an integral part of the financial statements.
8

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust, Series 2024-KING, Class B, 1 mo. USD Term SOFR + 1.741%
6.060% FRN 5/15/34 (a) (d)	$1,183,420	$1,178,986
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (d)	1,110,000	1,025,819
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (d) (i)	700,000	630,978
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.899% FRN 1/15/39 (a) (d)	1,057,000	1,047,094
Series 2022-PSB, Class D, 1 mo. USD Term SOFR + 4.693% 9.012% FRN 8/15/39 (a) (d)	938,000	932,728
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (d)	805,000	721,207
Series 2019-CPT, Class B, 2.997% VRN 11/13/39 (a) (d) (i)	1,000,000	872,293
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class D,
3.312% VRN 11/10/42 (a) (d) (i)	700,000	608,372
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (d)	860,000	774,211
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141% 6.460% FRN 5/15/41 (a) (d)	1,532,000	1,531,999
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A 3.228% 7/10/39 (d)	880,000	812,089
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (d)	900,000	834,015
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (d)	570,000	491,365
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (d)	1,085,000	966,426
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (a) (d) (i)	50,000	43,697
TTAN, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.514% 6.835% FRN 3/15/38 (a) (d)	1,038,210	1,034,966
		14,738,355

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 mo. USD Term SOFR + 0.849% 5.170% FRN 10/25/35 (a)	$680,982	$671,740
Countrywide Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1 mo. USD Term SOFR + 0.969% 5.290% FRN 8/25/34 (a)	9,490	9,443
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694% 5.015% FRN 1/25/36 (a)	1,400,700	1,333,912
Series 2006-NC2, Class A2D, 1 mo. USD Term SOFR + 0.694% 5.015% FRN 2/25/36 (a)	524,425	520,662
Option One Mortgage Loan Trust, Series 2006-3, Class 1A1, 1 mo. USD Term SOFR + 0.394% 4.715% FRN 2/25/37 (a)	3,220,036	1,965,441
		4,501,198
Other Asset-Backed Securities — 5.5%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130% 5.423% FRN 4/20/32 (a) (d)	1,424,117	1,421,669
AMMC CLO 15 Ltd., Series 2014-15A, Class AR3, 3 mo. USD Term SOFR + 1.382% 5.684% FRN 1/15/32 (a) (d)	485,376	485,363
AMMC CLO 30 Ltd., Series 2024-30A, Class A1, 3 mo. USD Term SOFR + 1.680% 5.982% FRN 1/15/37 (a) (d)	2,400,000	2,406,288
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R3, 3 mo. USD Term SOFR + 1.140% 5.471% FRN 1/20/37 (a) (d)	1,580,000	1,576,203
Barings CLO Ltd., Series 2019-3A, Class A1RR, 3 mo. USD Term SOFR + 1.140% 5.490% FRN 1/20/36 (a) (d)	1,800,000	1,794,240
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2 4.760% 3/22/49 (d)	2,270,000	2,218,330
DataBank Issuer LLC, Series 2021-2A, Class A2 2.400% 10/25/51 (d)	1,100,000	1,052,964
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650% 5.952% FRN 10/15/30 (a) (d)	1,850,000	1,823,885

The accompanying notes are an integral part of the financial statements.
9

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060% 5.362% FRN 4/15/34 (a) (d)	$2,000,000	$1,992,880
Progress Residential Trust
Series 2021-SFR8, Class C, 1.931% 10/17/38 (d)	2,500,000	2,390,843
Series 2021-SFR10, Class F, 4.608% 12/17/40 (d)	1,017,373	969,928
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 3 mo. USD Term SOFR + 1.230% 5.530% FRN 4/25/32 (a) (d)	1,226,757	1,227,122
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.452% FRN 8/20/32 (a) (d)	3,273,637	3,267,041
Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 5.675% FRN 4/20/34 (a) (d)	2,435,000	2,434,912
		25,061,668
Student Loans Asset-Backed Securities — 1.1%
Nelnet Student Loan Trust, Series 2005-4, Class A4, 90 day USD SOFR Average + 0.442% 4.804% FRN 3/22/32 (a)	1,316,482	1,290,432
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
6.669% FRN 7/25/73 (a)	3,735,000	3,808,831
		5,099,263
Whole Loan Collateral Collateralized Mortgage Obligations — 8.5%
Ajax Mortgage Loan Trust Series 2019-F, Class A1, 2.860% STEP 7/25/59 (d)	1,135,994	1,095,726
Series 2022-B, Class A1, 3.500% STEP 3/27/62 (d)	2,151,261	2,065,990
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD Term SOFR + 0.514% 4.835% FRN 3/25/46 (a)	1,206,582	1,091,821
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, 5.365% VRN 5/25/35 (a) (i)	447,472	419,192
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.000% VRN 2/25/61 (a) (d) (i)	2,109,303	1,936,972
CIM Trust, Series 2021-J3, Class A1, 2.500% VRN 6/25/51 (a) (d) (i)	3,196,497	2,603,647

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, 1.174% VRN 7/25/66 (a) (d) (i)	$2,394,050	$2,028,912
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A2, 1 mo. USD Term SOFR + 0.614% 4.935% FRN 7/25/47 (a)	2,573,417	2,214,708
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, 5.751% VRN 11/25/35 (a) (i)	918,636	785,312
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514% 4.631% FRN 11/19/36 (a)	2,352,078	1,811,788
Series 2007-6, Class 1A1A, 1 mo. USD Term SOFR + 0.314% 4.631% FRN 8/19/37 (a)	2,082,441	1,734,000
Series 2007-3, Class 2A1A, 1 mo. USD Term SOFR + 0.514% 4.831% FRN 5/19/37 (a)	2,320,759	2,115,499
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD Term SOFR + 0.634% 4.955% FRN 1/25/36 (a)	1,139,548	1,108,384
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, 5.334% VRN 8/25/35 (a) (i)	55,056	53,622
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, 4.800% VRN 4/25/34 (a) (i)	421,736	381,346
OBX Trust
Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (a) (d) (i)	3,278,912	2,744,251
Series 2021-J3, Class A1, 2.500% VRN 10/25/51 (a) (d) (i)	3,759,242	3,062,021
Preston Ridge Partners Mortgage LLC
Series 2022-4, Class A1, 5.000% STEP 8/25/27 (d)	703,035	699,112
Series 2022-1, Class A1, 6.720% STEP 2/25/27 (d)	2,799,545	2,800,533
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD Term SOFR + 0.484% 4.805% FRN 8/25/36 (a)	428,626	372,520
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1 6.250% 12/25/36	1,772,029	1,230,278

The accompanying notes are an integral part of the financial statements.
10

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 1 mo. USD Term SOFR + 0.574% 4.895% FRN 2/25/36 (a)	$1,203,519	$951,607
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR12, Class 1A4, 4.756% VRN 10/25/36 (a) (i)	3,213,336	2,867,523
Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.734% 5.055% FRN 1/25/45 (a)	330,997	322,367
Series 2005-7, Class 4CB, 7.000% 8/25/35	1,999,488	1,624,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, 6.351% VRN 4/25/37 (a) (i)	509,236	447,297
		38,568,469
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,966,286)		87,968,953
Sovereign Debt Obligations — 0.6%
Brazilian Government International Bond 6.125% 3/15/34	230,000	223,588
Costa Rica Government International Bond 6.550% 4/03/34 (d)	300,000	307,350
Guatemala Government Bond 3.700% 10/07/33 (d)	300,000	249,300
Israel Government International Bond 5.375% 2/19/30	340,000	342,485
Mexico Government International Bond 2.659% 5/24/31	213,000	179,197
4.875% 5/19/33	200,000	183,442
Oman Government International Bond 6.750% 10/28/27 (d)	200,000	207,600
Panama Government International Bond 3.160% 1/23/30	225,000	196,086
Paraguay Government International Bond 4.950% 4/28/31 (d)	200,000	194,400
Perusahaan Penerbit SBSN Indonesia III 2.800% 6/23/30 (d)	200,000	180,448
Republic of South Africa Government International Bond 5.875% 4/20/32	200,000	190,062
Romanian Government International Bond 3.000% 2/14/31 (d)	270,000	225,448
		2,679,406
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $2,785,870)		2,679,406

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (j) — 36.9%
Collateralized Mortgage Obligations — 0.9%
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	$452,813	$401,450
Series 2018-54, Class KA, 3.500% 1/25/47	225,199	221,822
Series 2018-38, Class PA, 3.500% 6/25/47	444,182	430,576
Government National Mortgage Association REMICS
Series 2015-8, Class LZ, 3.000% 11/16/44	745,860	654,123
Series 2018-124, Class NW, 3.500% 9/20/48	413,752	375,325
Series 2019-15, Class GT, 3.500% 2/20/49	441,846	400,130
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.494% FRN 6/20/54 (a)	1,614,203	1,613,319
		4,096,745
Pass-Through Securities — 36.0%
Federal Home Loan Mortgage Corp.
Pool #SD8199 2.000% 3/01/52	6,421,989	5,117,170
Pool #SD8204 2.000% 4/01/52	2,136,064	1,702,059
Pool #QE0312 2.000% 4/01/52	834,947	665,303
Pool #SD8147 2.500% 5/01/51	2,870,569	2,399,231
Pool #SD8189 2.500% 1/01/52	2,038,055	1,699,591
Pool #SD8194 2.500% 2/01/52	3,357,458	2,799,878
Pool #G08710 3.000% 6/01/46	47,138	41,970
Pool #G08715 3.000% 8/01/46	1,013,008	901,932
Pool #G08721 3.000% 9/01/46	135,787	120,898
Pool #G08726 3.000% 10/01/46	1,833,689	1,632,625
Pool #G08732 3.000% 11/01/46	1,299,599	1,157,098
Pool #G08741 3.000% 1/01/47	882,331	784,204
Pool #SD3016 3.000% 6/01/52	1,896,191	1,649,801
Pool #G60038 3.500% 1/01/44	439,679	410,156
Pool #G07848 3.500% 4/01/44	3,325,627	3,106,540
Pool #G07924 3.500% 1/01/45	921,244	857,243
Pool #G60138 3.500% 8/01/45	1,919,119	1,783,185
Pool #G08711 3.500% 6/01/46	767,954	705,959
Pool #G08716 3.500% 8/01/46	1,107,266	1,017,879
Pool #G08792 3.500% 12/01/47	938,604	858,433
Pool #G67707 3.500% 1/01/48	1,264,814	1,171,404
Pool #G67711 4.000% 3/01/48	345,281	328,670
Pool #G67713 4.000% 6/01/48	901,768	856,413
Pool #G67714 4.000% 7/01/48	1,236,391	1,175,751

The accompanying notes are an integral part of the financial statements.
11

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67717 4.000% 11/01/48	$1,098,809	$1,044,917
Pool #SD3246 4.000% 8/01/52	3,572,762	3,333,078
Pool #SD5202 4.000% 10/01/52	3,507,734	3,271,440
Pool #SD8265 4.000% 11/01/52	1,884,779	1,758,844
Pool #G08843 4.500% 10/01/48	402,859	391,287
Pool #SD8257 4.500% 10/01/52	4,802,963	4,606,471
Pool #G08826 5.000% 6/01/48	133,908	134,165
Pool #G08844 5.000% 10/01/48	46,237	46,253
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	693,253	597,207
Pool #MA4176 2.000% 11/01/40	1,831,922	1,575,781
Pool #MA4333 2.000% 5/01/41	569,535	488,059
Pool #MA4158 2.000% 10/01/50	2,575,654	2,060,382
Pool #BT9728 2.000% 10/01/51	4,514,413	3,597,175
Pool #BQ6913 2.000% 12/01/51	2,432,836	1,938,533
Pool #CB2767 2.000% 1/01/52	3,753,011	2,999,857
Pool #CB2766 2.000% 2/01/52	2,492,571	2,000,152
Pool #FS8274 2.000% 4/01/52	2,217,113	1,766,640
Pool #MA4548 2.500% 2/01/52	3,383,650	2,821,721
Pool #MA4563 2.500% 3/01/52	8,030,252	6,694,144
Pool #MA1607 3.000% 10/01/33	1,287,936	1,233,427
Pool #BN7755 3.000% 9/01/49	1,436,281	1,269,063
Pool #MA3811 3.000% 10/01/49	412,141	358,619
Pool #BO2259 3.000% 10/01/49	2,529,423	2,226,243
Pool #BV8526 3.000% 5/01/52	3,912,938	3,393,487
Pool #AB4262 3.500% 1/01/32	733,849	718,623
Pool #MA1148 3.500% 8/01/42	1,845,915	1,725,209
Pool #CA0996 3.500% 1/01/48	65,516	60,170
Pool #MA3276 3.500% 2/01/48	145,899	133,263
Pool #MA3305 3.500% 3/01/48	489,863	447,286
Pool #MA3332 3.500% 4/01/48	19,698	17,986
Pool #CA3633 3.500% 6/01/49	546,585	501,127
Pool #MA2995 4.000% 5/01/47	397,362	376,275
Pool #AS9830 4.000% 6/01/47	227,807	215,718
Pool #MA3027 4.000% 6/01/47	372,251	352,497
Pool #AS9972 4.000% 7/01/47	208,281	197,228
Pool #CB4121 4.000% 7/01/52	3,413,890	3,183,918
Pool #AL9106 4.500% 2/01/46	180,668	177,059
Pool #CA1710 4.500% 5/01/48	713,663	693,388
Pool #CA1711 4.500% 5/01/48	12,819	12,455
Pool #CA2208 4.500% 8/01/48	499,923	484,939
Pool #BW9897 4.500% 10/01/52	1,832,172	1,756,530
Pool #FS4233 4.500% 12/01/52	932,782	894,621
Pool #MA4840 4.500% 12/01/52	3,064,642	2,939,265
Pool #CB6854 4.500% 8/01/53	2,429,132	2,334,309
Pool #BY0545 5.000% 5/01/53	740,706	726,948
Pool #FS7252 5.000% 11/01/53	3,207,544	3,150,470
Pool #MA5107 5.500% 8/01/53	3,512,252	3,515,169

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	$1,162,054	$1,043,390
Pool #MA4836 3.000% 11/20/47	818,891	733,990
Pool #MA6209 3.000% 10/20/49	356,115	310,514
Pool #MA4127 3.500% 12/20/46	789,500	730,444
Pool #MA4382 3.500% 4/20/47	134,351	124,260
Pool #MA4719 3.500% 9/20/47	1,168,487	1,080,718
Pool #MA4837 3.500% 11/20/47	160,039	147,968
Pool #MA4962 3.500% 1/20/48	397,081	367,131
Pool #MA5019 3.500% 2/20/48	546,501	505,280
Pool #MA4838 4.000% 11/20/47	331,892	315,077
Pool #MA4901 4.000% 12/20/47	273,391	259,540
Pool #MA5078 4.000% 3/20/48	221,468	210,248
Pool #MA5466 4.000% 9/20/48	154,486	146,321
Pool #MA5528 4.000% 10/20/48	619,688	586,935
Pool #MA4264 4.500% 2/20/47	169,902	166,479
Pool #MA4512 4.500% 6/20/47	1,029,445	1,006,449
Pool #MA8347 4.500% 10/20/52	3,649,115	3,520,845
Pool #MA9963 4.500% 10/20/54	123,786	118,796
Pool #MA3666 5.000% 5/20/46	22,610	22,910
Pool #MA3806 5.000% 7/20/46	151,313	153,305
Pool #MA4072 5.000% 11/20/46	30,187	30,578
Pool #MA4454 5.000% 5/20/47	551,870	556,544
Government National Mortgage Association II, TBA
2.500% 4/20/55 (g)	6,100,000	5,201,690
4.000% 4/20/55 (g)	3,800,000	3,557,804
4.500% 4/20/55 (g)	2,625,000	2,518,825
5.000% 4/20/55 (g)	5,675,000	5,582,845
5.500% 4/20/55 (g)	3,450,000	3,457,563
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/55 (g)	2,325,000	1,849,374
2.500% 4/01/55 (g)	2,650,000	2,203,641
3.000% 4/01/55 (g)	3,350,000	2,903,900
3.500% 3/01/52 (g)	5,275,000	4,756,567
4.000% 6/01/52 (g)	825,000	767,927
4.500% 4/01/55 (g)	4,100,000	3,923,668
5.000% 4/01/55 (g)	4,800,000	4,704,562
5.500% 4/01/55 (g)	3,225,000	3,220,843
		163,951,722
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $175,026,092)		168,048,467

The accompanying notes are an integral part of the financial statements.
12

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 18.2%
U.S. Treasury Bonds & Notes — 18.2%
U.S. Treasury Bonds
4.625% 2/15/55	$22,015,000	$22,162,855
4.750% 2/15/45	28,120,000	28,638,421
U.S. Treasury Inflation-Indexed Notes
2.125% 1/15/35	5,781,711	5,927,172
U.S. Treasury Notes
3.875% 3/31/27	1,070,000	1,069,581
4.000% 3/31/30	3,320,000	3,326,487
4.625% 2/15/35	21,240,000	21,940,253
		83,064,769
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,889,328)		83,064,769
TOTAL BONDS & NOTES
(Cost $435,913,448)		425,780,749

	Number of Shares
Equities — 0.1%
Common Stock — 0.1%
Communication Services — 0.1%
Intelsat SA (k)	16,791	611,830
TOTAL COMMON STOCK
(Cost $1,575,354)		611,830
TOTAL EQUITIES
(Cost $1,575,354)		611,830
TOTAL PURCHASED OPTIONS (#) — 0.0%
(Cost $215,200)		139,111
TOTAL LONG-TERM INVESTMENTS
(Cost $437,704,002)		426,531,690
Short-Term Investments — 17.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (l)	991,860	991,860

	Principal Amount	Value
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (m)	$9,799,940	$9,799,940
U.S. Treasury Bills — 14.8%
U.S. Treasury Bills
4.278% 7/31/25 (n)	4,585,000	4,520,622
4.280% 7/24/25 (h) (n)	11,885,000	11,728,156
4.310% 5/08/25 (n)	5,120,000	5,097,689
4.318% 4/29/25 (n)	6,925,000	6,902,190
4.318% 5/06/25 (n)	8,510,000	8,474,907
4.320% 4/24/25 (n)	11,640,000	11,608,543
4.325% 5/15/25 (n)	19,145,000	19,045,810
		67,377,917
TOTAL SHORT-TERM INVESTMENTS
(Cost $78,172,461)		78,169,717
TOTAL INVESTMENTS — 110.7%
(Cost $515,876,463) (o)		504,701,407
Other Assets/ (Liabilities) — (10.7)%		(48,962,306)
NET ASSETS — 100.0%		$455,739,101

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

The accompanying notes are an integral part of the financial statements.
13

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $447,518 or 0.10% of net assets.
(d)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $85,052,243 or 18.66% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is perpetual and has no stated maturity date.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $12,840,719 or 2.82% of net assets. The Fund received $12,123,507 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(i)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(j)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(k)	Non-income producing security.
(l)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(m)
Maturity value of $9,800,688. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 3.750%, maturity dates ranging from 10/15/26 - 8/15/27, and an aggregate market value, including accrued interest, of $9,996,011.

(n)	The rate shown represents yield-to-maturity.
(o)	See Note 6 for aggregate cost for federal tax purposes.
(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
5-Year Interest Rate Swap, 2/3/2031	JP Morgan Chase Bank N.A.*	1/30/26	4.52%##	Annually	12-Month USD SOFR	Annually	USD	11,315,000	$73,536	$106,927	$(33,391)
2-Year Interest Rate Swap, 2/3/2028	Morgan Stanley & Co. LLC*	1/30/26	4.46%##	Annually	12-Month USD SOFR	Annually	USD	26,570,000	65,575	108,273	(42,698)
									$139,111	$215,200	$(76,089)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/11/25	EUR	958,000	USD	1,040,009	$(3,633)
Bank of New York*	4/11/25	EUR	296,000	USD	322,963	(2,747)
Citibank N.A.*	4/11/25	USD	12,386,589	EUR	12,058,000	(657,905)
Citibank N.A.*	4/11/25	EUR	11,220,000	USD	12,085,383	52,552
Citibank N.A.*	7/11/25	USD	10,167,121	EUR	9,366,000	(17,502)
Goldman Sachs International*	4/11/25	EUR	1,569,000	USD	1,670,469	26,895
Goldman Sachs International*	4/11/25	GBP	140,000	USD	181,437	(596)
Goldman Sachs International*	4/11/25	USD	180,695	GBP	140,000	(146)
Goldman Sachs International*	4/11/25	USD	2,096,298	EUR	1,985,000	(51,101)
Goldman Sachs International*	7/11/25	USD	181,416	GBP	140,000	591
						$(653,592)

The accompanying notes are an integral part of the financial statements.
14

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/25	693	$142,872,000	$698,110
U.S. Treasury Note 5 Year	6/30/25	918	97,910,620	1,376,818
				$2,074,928
Short
Euro-BOBL	6/06/25	19	$(2,409,661)	$(10,298)
Euro-Bund	6/06/25	31	(4,314,494)	(3,925)
Euro-Buxl 30 Year Bond	6/06/25	9	(1,178,691)	18,089
U.S. Treasury Ultra 10 Year	6/18/25	55	(6,188,370)	(88,505)
U.S. Treasury Ultra Bond	6/18/25	37	(4,410,176)	(113,074)
				$(197,713)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.
Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
15

MassMutual Diversified Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.6%
Common Stock — 97.6%
Communication Services — 8.1%
AT&T, Inc.	228,700	$6,467,636
Charter Communications, Inc. Class A (a)	4,800	1,768,944
Comcast Corp. Class A	118,500	4,372,650
Fox Corp. Class A	11,300	639,580
Interpublic Group of Cos., Inc.	12,100	328,636
Match Group, Inc.	8,400	262,080
News Corp. Class A	12,800	348,416
Omnicom Group, Inc.	7,300	605,243
Verizon Communications, Inc.	141,400	6,413,904
Walt Disney Co.	60,900	6,010,830
		27,217,919
Consumer Discretionary — 6.1%
ADT, Inc.	26,200	213,268
AutoNation, Inc. (a)	2,700	437,184
Best Buy Co., Inc.	7,100	522,631
BorgWarner, Inc.	6,600	189,090
CarMax, Inc. (a)	5,200	405,184
Dick’s Sporting Goods, Inc.	2,000	403,120
DR Horton, Inc.	12,000	1,525,560
eBay, Inc.	16,200	1,097,226
Expedia Group, Inc.	4,100	689,210
General Motors Co.	38,900	1,829,467
H&R Block, Inc.	4,500	247,095
Hasbro, Inc.	4,500	276,705
Lennar Corp. Class A	9,200	1,055,976
Lithia Motors, Inc.	900	264,186
LKQ Corp.	8,700	370,098
Lowe’s Cos., Inc.	24,700	5,760,781
Mohawk Industries, Inc. (a)	2,100	239,778
Murphy USA, Inc.	720	338,263
NVR, Inc. (a)	120	869,327
Penske Automotive Group, Inc.	2,300	331,154
PulteGroup, Inc.	8,900	914,920
Ralph Lauren Corp.	1,400	309,036
Skechers USA, Inc. Class A (a)	4,300	244,154
Toll Brothers, Inc.	3,300	348,447
Ulta Beauty, Inc. (a)	1,600	586,464
Williams-Sonoma, Inc.	4,100	648,210
Wynn Resorts Ltd.	3,500	292,250
		20,408,784
Consumer Staples — 6.2%
Altria Group, Inc.	56,900	3,415,138
Campbell’s Co.	9,600	383,232
Coca-Cola Consolidated, Inc.	275	371,250

	Number of Shares	Value
Conagra Brands, Inc.	16,100	$429,387
General Mills, Inc.	18,500	1,106,115
Hormel Foods Corp.	3,700	114,478
Ingredion, Inc.	2,200	297,462
Kenvue, Inc.	48,300	1,158,234
Keurig Dr. Pepper, Inc.	45,700	1,563,854
Kimberly-Clark Corp.	11,200	1,592,864
Kraft Heinz Co.	40,300	1,226,329
Kroger Co.	24,300	1,644,867
Molson Coors Beverage Co. Class B	6,400	389,568
Mondelez International, Inc. Class A	43,600	2,958,260
PepsiCo, Inc.	15,700	2,354,058
Sysco Corp.	16,500	1,238,160
Tyson Foods, Inc. Class A	9,600	612,576
		20,855,832
Energy — 4.8%
Antero Midstream Corp.	16,000	288,000
Baker Hughes Co.	33,400	1,467,930
Chevron Corp.	48,000	8,029,920
Coterra Energy, Inc.	18,600	537,540
EOG Resources, Inc.	19,300	2,475,032
Kinder Morgan, Inc.	74,700	2,131,191
Ovintiv, Inc.	8,700	372,360
Range Resources Corp.	8,100	323,433
TechnipFMC PLC	12,300	389,787
		16,015,193
Financials — 31.1%
Aflac, Inc.	18,400	2,045,896
Ally Financial, Inc.	7,600	277,172
American Financial Group, Inc.	2,400	315,216
American International Group, Inc.	19,900	1,730,106
Ameriprise Financial, Inc.	3,210	1,553,993
Apollo Global Management, Inc.	15,800	2,163,652
Arch Capital Group Ltd.	10,400	1,000,272
Assurant, Inc.	1,700	356,575
Axis Capital Holdings Ltd.	2,700	270,648
Bank of America Corp.	214,000	8,930,220
Bank of New York Mellon Corp.	23,200	1,945,784
Capital One Financial Corp.	9,700	1,739,210
Carlyle Group, Inc.	12,200	531,798
Chubb Ltd.	13,500	4,076,865
Cincinnati Financial Corp.	5,300	782,916
Citigroup, Inc.	49,300	3,499,807
Citizens Financial Group, Inc.	12,600	516,222
Comerica, Inc.	2,300	135,838
Commerce Bancshares, Inc.	3,745	233,051
Corebridge Financial, Inc.	18,800	593,516
Corpay, Inc. (a)	2,000	697,440

The accompanying notes are an integral part of the financial statements.
16

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cullen/Frost Bankers, Inc.	1,400	$175,280
Discover Financial Services	7,600	1,297,320
East West Bancorp, Inc.	3,800	341,088
Equitable Holdings, Inc.	11,600	604,244
Everest Group Ltd.	1,500	544,995
Fidelity National Financial, Inc.	7,500	488,100
Fifth Third Bancorp	15,500	607,600
First Citizens BancShares, Inc. Class A	420	778,731
First Horizon Corp.	8,700	168,954
Global Payments, Inc.	8,200	802,944
Goldman Sachs Group, Inc.	10,480	5,725,119
Hartford Insurance Group, Inc.	9,600	1,187,808
Huntington Bancshares, Inc.	40,300	604,903
JP Morgan Chase & Co.	66,700	16,361,510
Loews Corp.	7,200	661,752
LPL Financial Holdings, Inc.	2,100	686,994
M&T Bank Corp.	3,800	679,250
Markel Group, Inc. (a)	360	673,060
MetLife, Inc.	23,700	1,902,873
Morgan Stanley	54,300	6,335,181
Northern Trust Corp.	6,600	651,090
Old Republic International Corp.	8,300	325,526
PayPal Holdings, Inc. (a)	33,300	2,172,825
PNC Financial Services Group, Inc.	11,100	1,951,047
Primerica, Inc.	1,100	312,983
Principal Financial Group, Inc.	7,600	641,212
Progressive Corp.	9,700	2,745,197
Prudential Financial, Inc.	10,500	1,172,640
Raymond James Financial, Inc.	6,900	958,479
Regions Financial Corp.	25,400	551,942
Reinsurance Group of America, Inc.	1,800	354,420
RenaissanceRe Holdings Ltd.	1,700	408,000
SEI Investments Co.	4,300	333,809
State Street Corp.	9,700	868,441
Stifel Financial Corp.	2,800	263,928
Synchrony Financial	13,100	693,514
T. Rowe Price Group, Inc.	6,300	578,781
Travelers Cos., Inc.	11,900	3,147,074
Truist Financial Corp.	22,100	909,415
Unum Group	5,600	456,176
US Bancorp	26,200	1,106,164
Voya Financial, Inc.	1,600	108,416
W. R. Berkley Corp.	12,800	910,848
Webster Financial Corp.	4,800	247,440
Wells Fargo & Co.	96,400	6,920,556
Willis Towers Watson PLC	2,900	980,055
Zions Bancorp NA	2,500	124,650
		103,918,531

	Number of Shares	Value
Health Care — 20.6%
AbbVie, Inc.	56,900	$11,921,688
Bio-Rad Laboratories, Inc. Class A (a)	800	194,848
Cardinal Health, Inc.	8,100	1,115,937
Cencora, Inc.	6,900	1,918,821
Cigna Group	9,200	3,026,800
CVS Health Corp.	42,400	2,872,600
DaVita, Inc. (a)	2,700	413,019
Exelixis, Inc. (a)	7,200	265,824
Gilead Sciences, Inc.	39,500	4,425,975
Halozyme Therapeutics, Inc. (a)	4,100	261,621
HCA Healthcare, Inc.	11,050	3,818,328
Henry Schein, Inc. (a)	4,200	287,658
Jazz Pharmaceuticals PLC (a)	2,100	260,715
Johnson & Johnson	81,100	13,449,624
Labcorp Holdings, Inc.	3,200	744,768
Medtronic PLC	43,200	3,881,952
Molina Healthcare, Inc. (a)	1,900	625,841
Quest Diagnostics, Inc.	4,700	795,240
Tenet Healthcare Corp. (a)	3,200	430,400
United Therapeutics Corp. (a)	1,500	462,405
UnitedHealth Group, Inc.	30,750	16,105,312
Universal Health Services, Inc. Class B	2,500	469,750
Viatris, Inc.	39,800	346,658
Zimmer Biomet Holdings, Inc.	6,700	758,306
		68,854,090
Industrials — 10.8%
3M Co.	18,200	2,672,852
Acuity, Inc.	1,000	263,350
Allegion PLC	2,900	378,334
Allison Transmission Holdings, Inc.	2,800	267,876
Builders FirstSource, Inc. (a)	3,900	487,266
Caterpillar, Inc.	16,130	5,319,674
CNH Industrial NV	42,000	515,760
CSX Corp.	64,300	1,892,349
Cummins, Inc.	4,600	1,441,824
Deere & Co.	7,900	3,707,865
Delta Air Lines, Inc.	20,700	902,520
Donaldson Co., Inc.	4,000	268,240
Dover Corp.	3,400	597,312
EMCOR Group, Inc.	1,600	591,408
FedEx Corp.	8,000	1,950,240
Fortune Brands Innovations, Inc.	4,100	249,608
Genpact Ltd.	5,700	287,166
L3Harris Technologies, Inc.	6,300	1,318,653
Leidos Holdings, Inc.	4,400	593,736
Lockheed Martin Corp.	7,890	3,524,542
Masco Corp.	8,600	598,044

The accompanying notes are an integral part of the financial statements.
17

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Middleby Corp. (a)	1,800	$273,564
Mueller Industries, Inc.	3,800	289,332
Oshkosh Corp.	2,300	216,384
Owens Corning	3,500	499,870
PACCAR, Inc.	17,700	1,723,449
Snap-on, Inc.	1,800	606,618
Southwest Airlines Co.	19,900	668,242
Textron, Inc.	7,600	549,100
Toro Co.	3,300	240,075
U-Haul Holding Co. (UHAL US) (a) (b)	600	39,216
U-Haul Holding Co. (UHAL/B US)	6,600	390,588
UFP Industries, Inc.	2,100	224,784
United Airlines Holdings, Inc. (a)	10,600	731,930
United Rentals, Inc.	2,240	1,403,808
WESCO International, Inc.	1,700	264,010
		35,949,589
Information Technology — 4.3%
Cisco Systems, Inc.	125,500	7,744,605
Cognizant Technology Solutions Corp. Class A	16,700	1,277,550
Dropbox, Inc. Class A (a)	7,600	202,996
Gen Digital, Inc.	20,700	549,378
HP, Inc.	43,100	1,193,439
Jabil, Inc.	3,200	435,424
QUALCOMM, Inc.	17,700	2,718,897
TD SYNNEX Corp.	2,800	291,088
		14,413,377
Materials — 2.5%
Amcor PLC	46,600	452,020
Axalta Coating Systems Ltd. (a)	7,400	245,458
Berry Global Group, Inc.	3,200	223,392
CF Industries Holdings, Inc.	5,700	445,455
Corteva, Inc.	23,000	1,447,390
Crown Holdings, Inc.	4,600	410,596
Eagle Materials, Inc.	1,100	244,123
Eastman Chemical Co.	3,900	343,629
Graphic Packaging Holding Co.	10,100	262,196
Mosaic Co.	10,700	289,007
Newmont Corp. (NEM US)	38,000	1,834,640
PPG Industries, Inc.	5,900	645,165
Reliance, Inc.	2,100	606,375
Steel Dynamics, Inc.	7,200	900,576
		8,350,022

	Number of Shares	Value
Utilities — 3.1%
Dominion Energy, Inc.	27,100	$1,519,497
Duke Energy Corp.	24,900	3,037,053
Evergy, Inc.	7,800	537,810
NRG Energy, Inc.	6,900	658,674
OGE Energy Corp.	6,500	298,740
PPL Corp.	24,800	895,528
Public Service Enterprise Group, Inc.	17,500	1,440,250
Southern Co.	15,800	1,452,810
WEC Energy Group, Inc.	4,500	490,410
		10,330,772
TOTAL COMMON STOCK (Cost $311,526,415)		326,314,109
TOTAL EQUITIES (Cost $311,526,415)		326,314,109
Exchange-Traded Funds — 2.0%
iShares Russell 1000 Value ETF	35,500	6,679,680
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,715,860)		6,679,680
TOTAL LONG-TERM INVESTMENTS (Cost $318,242,275)		332,993,789

	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$2,137,024	2,137,024
TOTAL SHORT-TERM INVESTMENTS (Cost $2,137,024)		2,137,024
TOTAL INVESTMENTS — 100.2% (Cost $320,379,299) (d)		335,130,813
Other Assets/ (Liabilities) — (0.2)%		(730,915)
NET ASSETS — 100.0%		$334,399,898

The accompanying notes are an integral part of the financial statements.
18

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $38,824 or 0.01% of net assets. The Fund received $39,414 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $2,137,188. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $2,179,804.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
19

MM S&P 500® Index Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Communication Services — 9.2%
Alphabet, Inc. Class A	261,188	$40,390,112
Alphabet, Inc. Class C	211,761	33,083,421
AT&T, Inc.	321,496	9,091,907
Charter Communications, Inc. Class A (a)	4,323	1,593,155
Comcast Corp. Class A	169,034	6,237,355
Electronic Arts, Inc.	10,671	1,542,173
Fox Corp. Class A	9,499	537,643
Fox Corp. Class B	6,216	327,645
Interpublic Group of Cos., Inc.	16,245	441,214
Live Nation Entertainment, Inc. (a)	6,938	905,964
Match Group, Inc.	11,209	349,721
Meta Platforms, Inc. Class A	98,074	56,525,931
Netflix, Inc. (a)	19,160	17,867,275
News Corp. Class A	16,469	448,286
News Corp. Class B	5,372	163,148
Omnicom Group, Inc.	8,696	720,985
Paramount Global Class B	27,083	323,913
T-Mobile US, Inc.	21,482	5,729,464
Take-Two Interactive Software, Inc. (a)	7,378	1,529,090
TKO Group Holdings, Inc.	2,995	457,666
Verizon Communications, Inc.	188,283	8,540,517
Walt Disney Co.	80,968	7,991,542
Warner Bros Discovery, Inc. (a)	99,142	1,063,794
		195,861,921
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	19,464	2,325,169
Amazon.com, Inc. (a)	422,405	80,366,775
Aptiv PLC (a)	10,262	610,589
AutoZone, Inc. (a)	749	2,855,772
Best Buy Co., Inc.	8,735	642,983
Booking Holdings, Inc.	1,480	6,818,227
Caesars Entertainment, Inc. (a)	9,568	239,200
CarMax, Inc. (a)	6,813	530,869
Carnival Corp. (a)	46,268	903,614
Chipotle Mexican Grill, Inc. (a)	60,628	3,044,132
Darden Restaurants, Inc.	5,236	1,087,831
Deckers Outdoor Corp. (a)	6,720	751,363
Domino’s Pizza, Inc.	1,546	710,310
DoorDash, Inc., Class A (a)	15,181	2,774,631
DR Horton, Inc.	12,721	1,617,221
eBay, Inc.	21,295	1,442,310
Expedia Group, Inc.	5,524	928,584

	Number of Shares	Value
Ford Motor Co.	173,418	$1,739,383
Garmin Ltd.	6,914	1,501,237
General Motors Co.	44,557	2,095,516
Genuine Parts Co.	6,331	754,275
Hasbro, Inc.	6,040	371,400
Hilton Worldwide Holdings, Inc.	10,794	2,456,175
Home Depot, Inc.	44,453	16,291,580
Las Vegas Sands Corp.	15,332	592,275
Lennar Corp. Class A	10,451	1,199,566
LKQ Corp.	11,910	506,651
Lowe’s Cos., Inc.	25,290	5,898,387
Lululemon Athletica, Inc. (a)	5,025	1,422,377
Marriott International, Inc. Class A	10,270	2,446,314
McDonald’s Corp.	32,103	10,028,014
MGM Resorts International (a)	10,118	299,898
Mohawk Industries, Inc. (a)	2,418	276,087
NIKE, Inc. Class B	52,878	3,356,696
Norwegian Cruise Line Holdings Ltd. (a)	20,421	387,182
NVR, Inc. (a)	134	970,748
O’Reilly Automotive, Inc. (a)	2,572	3,684,596
Pool Corp.	1,723	548,517
PulteGroup, Inc.	9,039	929,209
Ralph Lauren Corp.	1,791	395,345
Ross Stores, Inc.	14,710	1,879,791
Royal Caribbean Cruises Ltd.	11,123	2,285,109
Starbucks Corp.	50,752	4,978,264
Tapestry, Inc.	9,246	651,011
Tesla, Inc. (a)	125,327	32,479,745
TJX Cos., Inc.	50,262	6,121,912
Tractor Supply Co.	23,646	1,302,895
Ulta Beauty, Inc. (a)	2,089	765,702
Williams-Sonoma, Inc.	5,507	870,657
Wynn Resorts Ltd.	3,962	330,827
Yum! Brands, Inc.	12,498	1,966,685
		219,433,606
Consumer Staples — 6.0%
Altria Group, Inc.	75,989	4,560,860
Archer-Daniels-Midland Co.	21,360	1,025,494
Brown-Forman Corp. Class B	8,057	273,455
Bunge Global SA	5,978	456,839
Campbell’s Co.	8,698	347,224
Church & Dwight Co., Inc.	11,108	1,222,880
Clorox Co.	5,477	806,488
Coca-Cola Co.	173,533	12,428,433
Colgate-Palmolive Co.	36,381	3,408,900
Conagra Brands, Inc.	21,169	564,577

The accompanying notes are an integral part of the financial statements.
20

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	7,033	$1,290,696
Costco Wholesale Corp.	19,875	18,797,378
Dollar General Corp.	10,009	880,091
Dollar Tree, Inc. (a)	9,108	683,738
Estee Lauder Cos., Inc. Class A	10,378	684,948
General Mills, Inc.	24,713	1,477,590
Hershey Co.	6,595	1,127,943
Hormel Foods Corp.	12,850	397,579
J.M. Smucker Co.	4,635	548,830
Kellanova	12,191	1,005,636
Kenvue, Inc.	86,415	2,072,232
Keurig Dr. Pepper, Inc.	53,487	1,830,325
Kimberly-Clark Corp.	14,893	2,118,082
Kraft Heinz Co.	38,932	1,184,701
Kroger Co.	29,655	2,007,347
Lamb Weston Holdings, Inc.	6,333	337,549
McCormick & Co., Inc.	11,444	941,956
Molson Coors Beverage Co. Class B	7,831	476,673
Mondelez International, Inc. Class A	57,839	3,924,376
Monster Beverage Corp. (a)	31,349	1,834,543
PepsiCo, Inc.	61,461	9,215,462
Philip Morris International, Inc.	69,629	11,052,211
Procter & Gamble Co.	104,991	17,892,566
Sysco Corp.	21,753	1,632,345
Target Corp.	20,520	2,141,467
Tyson Foods, Inc. Class A	12,998	829,402
Walgreens Boots Alliance, Inc.	32,817	366,566
Walmart, Inc.	194,419	17,068,044
		128,915,426
Energy — 3.7%
APA Corp.	16,397	344,665
Baker Hughes Co.	44,476	1,954,720
Chevron Corp.	74,836	12,519,314
ConocoPhillips	57,188	6,005,884
Coterra Energy, Inc.	33,141	957,775
Devon Energy Corp.	29,290	1,095,446
Diamondback Energy, Inc.	8,333	1,332,280
EOG Resources, Inc.	25,270	3,240,625
EQT Corp.	26,902	1,437,374
Expand Energy Corp.	9,393	1,045,629
Exxon Mobil Corp.	194,938	23,183,976
Halliburton Co.	38,786	984,001
Hess Corp.	12,295	1,963,880
Kinder Morgan, Inc.	86,710	2,473,836
Marathon Petroleum Corp.	14,142	2,060,348
Occidental Petroleum Corp.	30,161	1,488,747

	Number of Shares	Value
ONEOK, Inc.	27,687	$2,747,104
Phillips 66	18,537	2,288,949
Schlumberger NV	62,630	2,617,934
Targa Resources Corp.	9,799	1,964,405
Texas Pacific Land Corp.	844	1,118,292
Valero Energy Corp.	14,282	1,886,224
Williams Cos., Inc.	54,600	3,262,896
		77,974,304
Financials — 14.7%
Aflac, Inc.	22,166	2,464,638
Allstate Corp.	11,880	2,459,992
American Express Co.	24,882	6,694,502
American International Group, Inc.	26,525	2,306,083
Ameriprise Financial, Inc.	4,307	2,085,062
Aon PLC Class A	9,667	3,858,003
Apollo Global Management, Inc.	19,985	2,736,746
Arch Capital Group Ltd.	16,784	1,614,285
Arthur J Gallagher & Co.	11,400	3,935,736
Assurant, Inc.	2,312	484,942
Bank of America Corp.	296,908	12,389,971
Bank of New York Mellon Corp.	32,086	2,691,053
Berkshire Hathaway, Inc. Class B (a)	82,091	43,720,025
Blackrock, Inc.	6,535	6,185,247
Blackstone, Inc.	32,769	4,580,451
Brown & Brown, Inc.	10,727	1,334,439
Capital One Financial Corp.	17,143	3,073,740
Cboe Global Markets, Inc.	4,736	1,071,709
Charles Schwab Corp.	76,470	5,986,072
Chubb Ltd.	16,700	5,043,233
Cincinnati Financial Corp.	7,028	1,038,176
Citigroup, Inc.	84,065	5,967,774
Citizens Financial Group, Inc.	19,372	793,671
CME Group, Inc.	16,146	4,283,372
Corpay, Inc. (a)	3,114	1,085,914
Discover Financial Services	11,230	1,916,961
Erie Indemnity Co. Class A	1,091	457,184
Everest Group Ltd.	1,924	699,047
FactSet Research Systems, Inc.	1,690	768,342
Fidelity National Information Services, Inc.	23,675	1,768,049
Fifth Third Bancorp	29,646	1,162,123
Fiserv, Inc. (a)	25,465	5,623,436
Franklin Resources, Inc.	13,652	262,801
Global Payments, Inc.	11,081	1,085,052
Globe Life, Inc.	3,800	500,536
Goldman Sachs Group, Inc.	13,985	7,639,866

The accompanying notes are an integral part of the financial statements.
21

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hartford Insurance Group, Inc.	12,860	$1,591,168
Huntington Bancshares, Inc.	64,587	969,451
Intercontinental Exchange, Inc.	25,781	4,447,222
Invesco Ltd.	21,023	318,919
Jack Henry & Associates, Inc.	3,268	596,737
JP Morgan Chase & Co.	125,290	30,733,637
KeyCorp.	44,293	708,245
KKR & Co., Inc.	30,225	3,494,312
Loews Corp.	7,821	718,828
M&T Bank Corp.	7,346	1,313,098
MarketAxess Holdings, Inc.	1,744	377,314
Marsh & McLennan Cos., Inc.	21,976	5,362,803
Mastercard, Inc. Class A	36,499	20,005,832
MetLife, Inc.	25,833	2,074,132
Moody’s Corp.	6,922	3,223,506
Morgan Stanley	55,443	6,468,535
MSCI, Inc.	3,476	1,965,678
Nasdaq, Inc.	18,533	1,405,913
Northern Trust Corp.	8,898	877,788
PayPal Holdings, Inc. (a)	44,293	2,890,118
PNC Financial Services Group, Inc.	17,659	3,103,922
Principal Financial Group, Inc.	9,601	810,036
Progressive Corp.	26,254	7,430,145
Prudential Financial, Inc.	15,799	1,764,432
Raymond James Financial, Inc.	8,265	1,148,091
Regions Financial Corp.	40,080	870,938
S&P Global, Inc.	14,094	7,161,161
State Street Corp.	12,897	1,154,668
Synchrony Financial	17,504	926,662
T. Rowe Price Group, Inc.	9,823	902,439
Travelers Cos., Inc.	10,115	2,675,013
Truist Financial Corp.	59,009	2,428,220
US Bancorp	69,771	2,945,732
Visa, Inc. Class A	77,191	27,052,358
W. R. Berkley Corp.	13,385	952,477
Wells Fargo & Co.	147,493	10,588,522
Willis Towers Watson PLC	4,511	1,524,492
		312,750,777
Health Care — 11.2%
Abbott Laboratories	77,702	10,307,170
AbbVie, Inc.	79,063	16,565,280
Agilent Technologies, Inc.	12,876	1,506,234
Align Technology, Inc. (a)	3,185	505,969
Amgen, Inc.	24,032	7,487,170
Baxter International, Inc.	23,026	788,180
Becton Dickinson & Co.	12,840	2,941,130
Bio-Techne Corp.	7,070	414,514
Biogen, Inc. (a)	6,528	893,292

	Number of Shares	Value
Boston Scientific Corp. (a)	66,086	$6,666,756
Bristol-Myers Squibb Co.	90,780	5,536,672
Cardinal Health, Inc.	10,737	1,479,237
Cencora, Inc.	7,733	2,150,470
Centene Corp. (a)	22,191	1,347,216
Charles River Laboratories International, Inc. (a)	2,367	356,281
Cigna Group	12,258	4,032,882
Cooper Cos., Inc. (a)	9,076	765,561
CVS Health Corp.	56,475	3,826,181
Danaher Corp.	28,646	5,872,430
DaVita, Inc. (a)	1,906	291,561
Dexcom, Inc. (a)	17,517	1,196,236
Edwards Lifesciences Corp. (a)	26,338	1,908,978
Elevance Health, Inc.	10,414	4,529,673
Eli Lilly & Co.	35,288	29,144,712
GE HealthCare Technologies, Inc. (a)	20,318	1,639,866
Gilead Sciences, Inc.	55,803	6,252,726
HCA Healthcare, Inc.	8,007	2,766,819
Henry Schein, Inc. (a)	5,699	390,325
Hologic, Inc. (a)	9,942	614,117
Humana, Inc.	5,374	1,421,960
IDEXX Laboratories, Inc. (a)	3,692	1,550,455
Incyte Corp. (a)	7,369	446,193
Insulet Corp. (a)	3,127	821,181
Intuitive Surgical, Inc. (a)	15,954	7,901,538
IQVIA Holdings, Inc. (a)	7,459	1,315,022
Johnson & Johnson	107,879	17,890,653
Labcorp Holdings, Inc.	3,749	872,542
McKesson Corp.	5,611	3,776,147
Medtronic PLC	57,535	5,170,095
Merck & Co., Inc.	113,385	10,177,438
Mettler-Toledo International, Inc. (a)	935	1,104,151
Moderna, Inc. (a)	15,146	429,389
Molina Healthcare, Inc. (a)	2,483	817,875
Pfizer, Inc.	253,813	6,431,621
Quest Diagnostics, Inc.	5,044	853,445
Regeneron Pharmaceuticals, Inc.	4,696	2,978,344
ResMed, Inc.	6,542	1,464,427
Revvity, Inc.	5,362	567,300
Solventum Corp. (a)	6,167	468,939
STERIS PLC	4,428	1,003,606
Stryker Corp.	15,369	5,721,110
Thermo Fisher Scientific, Inc.	17,105	8,511,448
UnitedHealth Group, Inc.	41,224	21,591,070
Universal Health Services, Inc. Class B	2,595	487,601

The accompanying notes are an integral part of the financial statements.
22

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	11,484	$5,567,673
Viatris, Inc.	55,014	479,172
Waters Corp. (a)	2,641	973,393
West Pharmaceutical Services, Inc.	3,289	736,341
Zimmer Biomet Holdings, Inc.	8,790	994,852
Zoetis, Inc.	20,028	3,297,610
		238,000,229
Industrials — 8.4%
3M Co.	24,305	3,569,432
A.O. Smith Corp.	5,508	360,003
Allegion PLC	3,781	493,269
AMETEK, Inc.	10,384	1,787,502
Automatic Data Processing, Inc.	18,225	5,568,284
Axon Enterprise, Inc. (a)	3,269	1,719,331
Boeing Co. (a)	33,629	5,735,426
Broadridge Financial Solutions, Inc.	5,223	1,266,369
Builders FirstSource, Inc. (a)	5,242	654,935
C.H. Robinson Worldwide, Inc.	5,288	541,491
Carrier Global Corp.	36,139	2,291,213
Caterpillar, Inc.	21,402	7,058,380
Cintas Corp.	15,330	3,150,775
Copart, Inc. (a)	39,232	2,220,139
CSX Corp.	86,191	2,536,601
Cummins, Inc.	6,133	1,922,328
Dayforce, Inc. (a)	7,328	427,442
Deere & Co.	11,336	5,320,552
Delta Air Lines, Inc.	28,497	1,242,469
Dover Corp.	6,190	1,087,459
Eaton Corp. PLC	17,651	4,798,071
Emerson Electric Co.	25,191	2,761,941
Equifax, Inc.	5,582	1,359,552
Expeditors International of Washington, Inc.	6,347	763,227
Fastenal Co.	25,712	1,993,966
FedEx Corp.	9,926	2,419,760
Fortive Corp.	15,163	1,109,628
GE Vernova, Inc.	12,403	3,786,388
Generac Holdings, Inc. (a)	2,782	352,340
General Dynamics Corp.	11,329	3,088,059
General Electric Co.	48,034	9,614,005
Honeywell International, Inc.	29,057	6,152,820
Howmet Aerospace, Inc.	18,232	2,365,237
Hubbell, Inc.	2,374	785,580
Huntington Ingalls Industries, Inc.	1,789	365,028
IDEX Corp.	3,405	616,203

	Number of Shares	Value
Illinois Tool Works, Inc.	11,936	$2,960,247
Ingersoll Rand, Inc.	18,054	1,444,862
Jacobs Solutions, Inc.	5,454	659,334
JB Hunt Transport Services, Inc.	3,523	521,228
Johnson Controls International PLC	29,534	2,365,969
L3Harris Technologies, Inc.	8,498	1,778,716
Leidos Holdings, Inc.	5,872	792,368
Lennox International, Inc.	1,456	816,568
Lockheed Martin Corp.	9,382	4,191,033
Masco Corp.	9,406	654,093
Nordson Corp.	2,436	491,390
Norfolk Southern Corp.	10,151	2,404,264
Northrop Grumman Corp.	6,074	3,109,949
Old Dominion Freight Line, Inc.	8,463	1,400,203
Otis Worldwide Corp.	17,727	1,829,426
PACCAR, Inc.	23,361	2,274,661
Parker-Hannifin Corp.	5,769	3,506,687
Paychex, Inc.	14,333	2,211,295
Paycom Software, Inc.	2,105	459,900
Pentair PLC	7,473	653,738
Quanta Services, Inc.	6,611	1,680,384
Republic Services, Inc.	9,103	2,204,382
Rockwell Automation, Inc.	5,109	1,320,063
Rollins, Inc.	12,755	689,153
RTX Corp.	59,639	7,899,782
Snap-on, Inc.	2,330	785,233
Southwest Airlines Co.	26,603	893,329
Stanley Black & Decker, Inc.	7,028	540,313
Textron, Inc.	8,033	580,384
Trane Technologies PLC	10,030	3,379,308
TransDigm Group, Inc.	2,507	3,467,908
Uber Technologies, Inc. (a)	93,546	6,815,762
Union Pacific Corp.	27,032	6,386,040
United Airlines Holdings, Inc. (a)	14,617	1,009,304
United Parcel Service, Inc. Class B	32,635	3,589,524
United Rentals, Inc.	2,915	1,826,831
Veralto Corp.	10,961	1,068,149
Verisk Analytics, Inc.	6,352	1,890,482
W.W. Grainger, Inc.	1,994	1,969,733
Waste Management, Inc.	16,381	3,792,365
Westinghouse Air Brake Technologies Corp.	7,728	1,401,473
Xylem, Inc.	10,995	1,313,463
		180,314,501

The accompanying notes are an integral part of the financial statements.
23

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 29.6%
Accenture PLC Class A	28,019	$8,743,049
Adobe, Inc. (a)	19,490	7,475,000
Advanced Micro Devices, Inc. (a)	72,481	7,446,698
Akamai Technologies, Inc. (a)	6,824	549,332
Amphenol Corp. Class A	54,181	3,553,732
Analog Devices, Inc.	22,282	4,493,611
ANSYS, Inc. (a)	3,921	1,241,232
Apple, Inc.	672,796	149,448,175
Applied Materials, Inc.	36,375	5,278,740
Arista Networks, Inc. (a)	46,321	3,588,951
Autodesk, Inc. (a)	9,676	2,533,177
Broadcom, Inc.	209,925	35,147,743
Cadence Design Systems, Inc. (a)	12,306	3,129,785
CDW Corp.	5,960	955,150
Cisco Systems, Inc.	178,558	11,018,814
Cognizant Technology Solutions Corp. Class A	22,250	1,702,125
Corning, Inc.	34,556	1,581,974
Crowdstrike Holdings, Inc. Class A (a)	11,030	3,888,957
Dell Technologies, Inc. Class C	13,975	1,273,821
Enphase Energy, Inc. (a)	6,012	373,045
EPAM Systems, Inc. (a)	2,587	436,789
F5, Inc. (a)	2,546	677,923
Fair Isaac Corp. (a)	1,091	2,011,978
First Solar, Inc. (a)	4,878	616,725
Fortinet, Inc. (a)	28,414	2,735,132
Gartner, Inc. (a)	3,419	1,435,091
Gen Digital, Inc.	23,874	633,616
GoDaddy, Inc. Class A (a)	6,297	1,134,341
Hewlett Packard Enterprise Co.	59,309	915,138
HP, Inc.	42,051	1,164,392
Intel Corp.	193,920	4,403,923
International Business Machines Corp.	41,357	10,283,832
Intuit, Inc.	12,521	7,687,769
Jabil, Inc.	4,892	665,654
Juniper Networks, Inc.	15,052	544,732
Keysight Technologies, Inc. (a)	7,773	1,164,162
KLA Corp.	5,947	4,042,771
Lam Research Corp.	57,437	4,175,670
Microchip Technology, Inc.	23,852	1,154,675
Micron Technology, Inc.	49,884	4,334,421
Microsoft Corp.	332,930	124,978,593
Monolithic Power Systems, Inc.	2,140	1,241,157
Motorola Solutions, Inc.	7,491	3,279,635

	Number of Shares	Value
NetApp, Inc.	9,071	$796,797
NVIDIA Corp.	1,096,816	118,872,918
NXP Semiconductors NV	11,358	2,158,701
ON Semiconductor Corp. (a)	18,819	765,745
Oracle Corp.	72,658	10,158,315
Palantir Technologies, Inc. Class A (a)	91,637	7,734,163
Palo Alto Networks, Inc. (a)	29,639	5,057,599
PTC, Inc. (a)	5,475	848,351
QUALCOMM, Inc.	49,513	7,605,692
Roper Technologies, Inc.	4,816	2,839,417
Salesforce, Inc.	42,873	11,505,398
Seagate Technology Holdings PLC	9,358	794,962
ServiceNow, Inc. (a)	9,224	7,343,595
Skyworks Solutions, Inc.	7,263	469,408
Super Micro Computer, Inc. (a) (b)	22,826	781,562
Synopsys, Inc. (a)	6,916	2,965,927
TE Connectivity PLC	13,399	1,893,547
Teledyne Technologies, Inc. (a)	2,093	1,041,707
Teradyne, Inc.	7,391	610,497
Texas Instruments, Inc.	40,838	7,338,589
Trimble, Inc. (a)	11,059	726,023
Tyler Technologies, Inc. (a)	1,892	1,099,990
VeriSign, Inc. (a)	3,641	924,341
Western Digital Corp. (a)	15,243	616,274
Workday, Inc. Class A (a)	9,612	2,244,690
Zebra Technologies Corp. Class A (a)	2,343	662,038
		630,997,476
Materials — 2.0%
Air Products & Chemicals, Inc.	9,938	2,930,915
Albemarle Corp. (b)	5,237	377,169
Amcor PLC	65,612	636,436
Avery Dennison Corp.	3,569	635,175
Ball Corp.	13,375	696,436
CF Industries Holdings, Inc.	7,902	617,541
Corteva, Inc.	30,778	1,936,860
Dow, Inc.	31,353	1,094,847
DuPont de Nemours, Inc.	18,858	1,408,315
Eastman Chemical Co.	5,241	461,785
Ecolab, Inc.	11,256	2,853,621
Freeport-McMoRan, Inc.	64,333	2,435,647
International Flavors & Fragrances, Inc.	11,459	889,333
International Paper Co.	23,424	1,249,670
Linde PLC (LIN US)	21,330	9,932,101

The accompanying notes are an integral part of the financial statements.
24

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
LyondellBasell Industries NV Class A	11,440	$805,376
Martin Marietta Materials, Inc.	2,721	1,300,992
Mosaic Co.	14,105	380,976
Newmont Corp. (NEM US)	51,123	2,468,219
Nucor Corp.	10,482	1,261,404
Packaging Corp. of America	4,053	802,575
PPG Industries, Inc.	10,361	1,132,975
Sherwin-Williams Co.	10,367	3,620,053
Smurfit WestRock PLC	21,970	989,968
Steel Dynamics, Inc.	6,372	797,010
Vulcan Materials Co.	5,886	1,373,204
		43,088,603
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	6,851	633,786
American Tower Corp.	20,913	4,550,669
AvalonBay Communities, Inc.	6,380	1,369,276
BXP, Inc.	6,480	435,391
Camden Property Trust	4,803	587,407
CBRE Group, Inc. Class A (a)	13,354	1,746,436
CoStar Group, Inc. (a)	18,975	1,503,389
Crown Castle, Inc.	19,481	2,030,505
Digital Realty Trust, Inc.	14,156	2,028,413
Equinix, Inc.	4,354	3,550,034
Equity Residential	15,442	1,105,338
Essex Property Trust, Inc.	2,836	869,432
Extra Space Storage, Inc.	9,466	1,405,606
Federal Realty Investment Trust	3,517	344,033
Healthpeak Properties, Inc.	31,068	628,195
Host Hotels & Resorts, Inc.	31,764	451,366
Invitation Homes, Inc.	25,516	889,233
Iron Mountain, Inc.	13,136	1,130,221
Kimco Realty Corp.	31,080	660,139
Mid-America Apartment Communities, Inc.	5,237	877,616
Prologis, Inc.	41,592	4,649,570
Public Storage	7,055	2,111,491
Realty Income Corp.	39,174	2,272,484
Regency Centers Corp.	7,317	539,702
SBA Communications Corp.	4,760	1,047,248
Simon Property Group, Inc.	13,795	2,291,073
UDR, Inc.	13,617	615,080
Ventas, Inc.	19,514	1,341,783
VICI Properties, Inc.	47,498	1,549,385
Welltower, Inc.	27,242	4,173,747
Weyerhaeuser Co.	32,660	956,285
		48,344,333

	Number of Shares	Value
Utilities — 2.5%
AES Corp.	31,199	$387,492
Alliant Energy Corp.	11,340	729,729
Ameren Corp.	12,165	1,221,366
American Electric Power Co., Inc.	23,753	2,595,490
American Water Works Co., Inc.	8,708	1,284,604
Atmos Energy Corp. (b)	7,011	1,083,760
CenterPoint Energy, Inc.	29,402	1,065,235
CMS Energy Corp.	13,381	1,005,047
Consolidated Edison, Inc.	15,500	1,714,145
Constellation Energy Corp.	13,983	2,819,392
Dominion Energy, Inc.	37,360	2,094,775
DTE Energy Co.	9,383	1,297,387
Duke Energy Corp.	34,858	4,251,630
Edison International	17,139	1,009,830
Entergy Corp.	19,229	1,643,887
Evergy, Inc.	10,271	708,186
Eversource Energy	16,584	1,030,032
Exelon Corp.	45,052	2,075,996
FirstEnergy Corp.	22,795	921,374
NextEra Energy, Inc.	91,970	6,519,753
NiSource, Inc.	21,100	845,899
NRG Energy, Inc.	8,960	855,322
PG&E Corp.	98,625	1,694,378
Pinnacle West Capital Corp.	5,212	496,443
PPL Corp.	32,861	1,186,611
Public Service Enterprise Group, Inc.	22,351	1,839,487
Sempra	28,400	2,026,624
Southern Co.	49,187	4,522,745
Vistra Corp.	15,216	1,786,967
WEC Energy Group, Inc.	14,166	1,543,811
Xcel Energy, Inc.	25,710	1,820,011
		54,077,408
TOTAL COMMON STOCK (Cost $1,084,501,216)		2,129,758,584
TOTAL EQUITIES (Cost $1,084,501,216)		2,129,758,584
TOTAL LONG-TERM INVESTMENTS (Cost $1,084,501,216)		2,129,758,584

The accompanying notes are an integral part of the financial statements.
25

MM S&P 500® Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$ 10,734,578	$10,734,578
U.S. Treasury Bills — 0.0%
U.S. Treasury Bills
4.235% 9/11/25 (d) (e)	6,000	5,889
4.249% 9/11/25 (d) (e)	35,000	34,350
4.258% 9/11/25 (d) (e)	617,000	605,543
		645,782
TOTAL SHORT-TERM INVESTMENTS (Cost $11,380,320)		11,380,360
TOTAL INVESTMENTS — 100.4% (Cost $1,095,881,536) (f)		2,141,138,944
Other Assets/ (Liabilities) — (0.4)%		(7,783,802)
NET ASSETS — 100.0%		$2,133,355,142

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $2,219,858 or 0.10% of net assets. The Fund received $2,258,576 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $10,735,398. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $10,949,426.

(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/20/25	43	$12,252,277	$(97,789)

The accompanying notes are an integral part of the financial statements.
26

MassMutual Equity Opportunities Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.8%
Common Stock — 97.6%
Communication Services — 2.5%
Alphabet, Inc. Class A	51,437	$7,954,218
News Corp. Class A	111,000	3,021,420
Walt Disney Co.	15,800	1,559,460
		12,535,098
Consumer Discretionary — 9.7%
Las Vegas Sands Corp.	66,900	2,584,347
McDonald’s Corp.	51,905	16,213,565
NIKE, Inc. Class B	181,885	11,546,060
TJX Cos., Inc.	139,628	17,006,690
		47,350,662
Consumer Staples — 9.3%
Coca-Cola Co.	211,601	15,154,864
Kenvue, Inc.	254,700	6,107,706
Kimberly-Clark Corp.	36,300	5,162,586
Philip Morris International, Inc.	23,600	3,746,028
Procter & Gamble Co.	89,436	15,241,683
		45,412,867
Energy — 2.8%
ConocoPhillips	68,100	7,151,862
TotalEnergies SE	80,500	5,202,772
TotalEnergies SE Sponsored ADR (a)	24,300	1,571,967
		13,926,601
Financials — 23.6%
American Express Co.	41,310	11,114,455
American International Group, Inc.	40,900	3,555,846
Charles Schwab Corp.	59,300	4,642,004
Chubb Ltd.	57,125	17,251,179
Fifth Third Bancorp	123,000	4,821,600
Marsh & McLennan Cos., Inc.	66,064	16,121,598
Mastercard, Inc. Class A	29,241	16,027,577
MetLife, Inc.	81,000	6,503,490
S&P Global, Inc.	27,487	13,966,145
US Bancorp	38,300	1,617,026
Visa, Inc. Class A	36,036	12,629,176
Wells Fargo & Co.	101,200	7,265,148
		115,515,244
Health Care — 12.3%
AbbVie, Inc.	4,500	942,840
Becton Dickinson & Co.	21,100	4,833,166
Danaher Corp.	67,092	13,753,860
Elevance Health, Inc.	15,660	6,811,474

	Number of Shares	Value
Sanofi SA ADR	94,500	$5,240,970
Stryker Corp.	32,648	12,153,218
UnitedHealth Group, Inc.	18,886	9,891,542
Viatris, Inc.	204,000	1,776,840
Zimmer Biomet Holdings, Inc.	42,500	4,810,150
		60,214,060
Industrials — 10.9%
Boeing Co. (b)	19,700	3,359,835
CSX Corp.	23,500	691,605
Fortive Corp.	33,400	2,444,212
General Electric Co.	24,900	4,983,735
Honeywell International, Inc.	66,977	14,182,380
L3Harris Technologies, Inc.	18,100	3,788,511
Norfolk Southern Corp.	8,300	1,965,855
Northrop Grumman Corp.	18,811	9,631,420
Stanley Black & Decker, Inc.	55,800	4,289,904
Union Pacific Corp.	21,082	4,980,412
United Parcel Service, Inc. Class B	26,900	2,958,731
		53,276,600
Information Technology — 18.5%
Accenture PLC Class A	42,137	13,148,430
Apple, Inc.	59,388	13,191,856
Broadcom, Inc.	50,474	8,450,862
Intuit, Inc.	27,673	16,990,945
Microsoft Corp.	45,178	16,959,369
QUALCOMM, Inc.	38,900	5,975,429
Samsung Electronics Co. Ltd.	44,900	1,778,118
Texas Instruments, Inc.	77,395	13,907,882
		90,402,891
Materials — 4.5%
CF Industries Holdings, Inc.	36,800	2,875,920
International Paper Co.	56,800	3,030,280
Linde PLC (LIN US)	35,253	16,415,207
		22,321,407
Real Estate — 1.5%
Equity Residential	58,300	4,173,114
Weyerhaeuser Co.	103,000	3,015,840
		7,188,954
Utilities — 2.0%
Ameren Corp.	53,300	5,351,320
Southern Co.	47,900	4,404,405
		9,755,725
TOTAL COMMON STOCK (Cost $398,793,437)		477,900,109

The accompanying notes are an integral part of the financial statements.
27

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.2%
Consumer Discretionary — 0.2%
Volkswagen AG 9.640%	9,300	$941,905
TOTAL PREFERRED STOCK (Cost $1,158,269)		941,905
TOTAL EQUITIES (Cost $399,951,706)		478,842,014
TOTAL LONG-TERM INVESTMENTS (Cost $399,951,706)		478,842,014
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	1,114,410	1,114,410
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.204% (d)	176	176
	Principal Amount
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (e)	$10,558,097	10,558,097
TOTAL SHORT-TERM INVESTMENTS (Cost $11,672,683)		11,672,683
TOTAL INVESTMENTS — 100.2% (Cost $411,624,389) (f)		490,514,697
Other Assets/ (Liabilities) — (0.2)%		(1,098,590)
NET ASSETS — 100.0%		$489,416,107

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $1,092,291 or 0.22% of net assets. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(e)
Maturity value of $10,558,903. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $10,769,433.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
28

MassMutual Blue Chip Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.7%
Communication Services — 18.9%
Alphabet, Inc. Class A	394,967	$61,077,697
Alphabet, Inc. Class C	384,215	60,025,909
Meta Platforms, Inc. Class A	210,378	121,253,464
Netflix, Inc. (a)	90,912	84,778,167
Sea Ltd. ADR (a)	37,165	4,849,661
T-Mobile US, Inc.	53,453	14,256,450
Walt Disney Co.	230,045	22,705,442
		368,946,790
Consumer Discretionary — 16.6%
Alibaba Group Holding Ltd. Sponsored ADR	61,417	8,121,170
Amazon.com, Inc. (a)	751,679	143,014,446
Booking Holdings, Inc.	2,281	10,508,362
Carvana Co. (a)	110,945	23,196,381
Chipotle Mexican Grill, Inc. (a)	177,105	8,892,442
DoorDash, Inc., Class A (a)	27,267	4,983,590
Lululemon Athletica, Inc. (a)	5,849	1,655,618
NIKE, Inc. Class B	110,647	7,023,871
Ross Stores, Inc.	34,705	4,434,952
Starbucks Corp.	152,654	14,973,831
Tesla, Inc. (a)	304,583	78,935,730
TJX Cos., Inc.	41,371	5,038,988
Yum China Holdings, Inc.	73,297	3,815,842
Yum! Brands, Inc.	62,643	9,857,502
		324,452,725
Consumer Staples — 1.9%
Colgate-Palmolive Co.	50,431	4,725,384
Mondelez International, Inc. Class A	40,968	2,779,679
Monster Beverage Corp. (a)	409,538	23,966,164
Procter & Gamble Co.	28,524	4,861,060
		36,332,287
Energy — 0.1%
Schlumberger NV	57,786	2,415,455
Financials — 10.1%
Adyen NV ADR (a)	143,946	2,198,055
Block, Inc. (a)	115,083	6,252,459
Charles Schwab Corp.	48,246	3,776,697
Chubb Ltd.	40,039	12,091,378
FactSet Research Systems, Inc.	23,849	10,842,709
Fiserv, Inc. (a)	14,228	3,141,969
Goldman Sachs Group, Inc.	8,796	4,805,167
Marsh & McLennan Cos., Inc.	22,068	5,385,254

	Number of Shares	Value
Mastercard, Inc. Class A	53,195	$29,157,243
Morgan Stanley	40,498	4,724,902
PayPal Holdings, Inc. (a)	104,358	6,809,359
S&P Global, Inc.	8,517	4,327,488
SEI Investments Co.	135,858	10,546,657
Visa, Inc. Class A	264,536	92,709,287
		196,768,624
Health Care — 10.5%
AstraZeneca PLC Sponsored ADR	2,745	201,758
Danaher Corp.	33,819	6,932,895
Elevance Health, Inc.	7,664	3,333,533
Eli Lilly & Co.	45,753	37,787,860
Illumina, Inc. (a)	67,258	5,336,250
Intuitive Surgical, Inc. (a)	62,830	31,117,814
Novartis AG Sponsored ADR	90,523	10,091,504
Novo Nordisk AS Sponsored ADR	205,155	14,245,963
Regeneron Pharmaceuticals, Inc.	26,263	16,656,783
Roche Holding AG Sponsored ADR (b)	205,919	8,473,567
Stryker Corp.	16,495	6,140,264
Thermo Fisher Scientific, Inc.	37,380	18,600,288
UnitedHealth Group, Inc.	31,271	16,378,186
Vertex Pharmaceuticals, Inc. (a)	61,490	29,811,582
Zoetis, Inc.	1,542	253,890
		205,362,137
Industrials — 4.2%
Boeing Co. (a)	236,281	40,297,725
Cintas Corp.	13,182	2,709,296
Deere & Co.	17,631	8,275,110
Expeditors International of Washington, Inc.	90,516	10,884,549
GE Vernova, Inc.	9,526	2,908,097
General Electric Co.	45,379	9,082,607
Old Dominion Freight Line, Inc.	17,529	2,900,173
TransDigm Group, Inc.	2,359	3,263,181
Veralto Corp.	7,395	720,643
		81,041,381
Information Technology — 34.5%
Apple, Inc.	445,938	99,056,208
ASML Holding NV	13,166	8,724,187
Autodesk, Inc. (a)	91,286	23,898,675
Broadcom, Inc.	128,832	21,570,342
Confluent, Inc. Class A (a)	29,512	691,761
Crowdstrike Holdings, Inc. Class A (a)	9,113	3,213,062
Datadog, Inc. Class A (a)	12,439	1,234,073
Intuit, Inc.	11,749	7,213,768
Microsoft Corp.	424,345	159,294,870

The accompanying notes are an integral part of the financial statements.
29

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Monolithic Power Systems, Inc.	7,606	$4,411,328
NVIDIA Corp.	1,720,978	186,519,596
Oracle Corp.	270,370	37,800,430
Palantir Technologies, Inc. Class A (a)	5,100	430,440
QUALCOMM, Inc.	77,654	11,928,431
Roper Technologies, Inc.	11,267	6,642,798
Salesforce, Inc.	91,618	24,586,606
ServiceNow, Inc. (a)	25,717	20,474,332
Shopify, Inc. Class A (a)	306,200	29,206,887
Synopsys, Inc. (a)	19,400	8,319,690
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,970	4,477,020
TE Connectivity PLC	28,451	4,020,695
Texas Instruments, Inc.	8,716	1,566,265
Workday, Inc. Class A (a)	31,808	7,428,122
		672,709,586
Materials — 0.5%
Linde PLC (LIN US)	9,522	4,433,824
Sherwin-Williams Co.	12,933	4,516,074
		8,949,898
Utilities — 0.4%
Constellation Energy Corp.	36,390	7,337,316
TOTAL COMMON STOCK (Cost $1,133,921,880)		1,904,316,199
TOTAL EQUITIES (Cost $1,133,921,880)		1,904,316,199

	Principal Amount
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
PIK 12.000%, Cash 9.000% 12/01/28 (c) (d)	$649,802	669,050
PIK 13.000%, Cash 11.000% 6/01/30 (c) (d)	1,054,922	1,116,745
PIK 14.000%, Cash 9.000% 6/01/31 (c) (d)	1,318,214	1,464,551
		3,250,346
TOTAL CORPORATE DEBT (Cost $3,322,550)		3,250,346
TOTAL BONDS & NOTES (Cost $3,322,550)		3,250,346

	Number of Shares	Value
Exchange-Traded Funds — 0.8%
iShares Russell 1000 Growth ETF	14,451	$5,218,112
SPDR S&P 500 ETF Trust	19,791	11,070,887
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,572,710)		16,288,999
TOTAL LONG-TERM INVESTMENTS (Cost $1,153,817,140)		1,923,855,544
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (e)	3,959,508	3,959,508
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.204% (f)	114	114

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (g)	$25,505,770	25,505,770
TOTAL SHORT-TERM INVESTMENTS (Cost $29,465,392)		29,465,392
TOTAL INVESTMENTS — 100.2% (Cost $1,183,282,532) (h)		1,953,320,936
Other Assets/ (Liabilities) — (0.2)%		(4,679,009)
NET ASSETS — 100.0%		$1,948,641,927

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIK	Payment in kind

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,879,375 or 0.20% of net assets. (Note 2).

The accompanying notes are an integral part of the financial statements.
30

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $3,250,346 or 0.17% of net assets.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(f)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(g)
Maturity value of $25,507,718. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $26,016,157.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
31

MassMutual Small Company Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 123.2%
Common Stock — 123.2%
Communication Services — 2.8%
Cable One, Inc.	566	$150,426
Criteo SA Sponsored ADR (a)	15,877	562,204
Entravision Communications Corp. Class A	25,940	54,474
Nexstar Media Group, Inc.	2,983	534,613
Townsquare Media, Inc. Class A	1,962	15,971
		1,317,688
Consumer Discretionary — 14.1%
A-Mark Precious Metals, Inc.	3,415	86,639
Accel Entertainment, Inc. (a)	5,055	50,146
ADT, Inc.	66,086	537,940
AutoNation, Inc. (a)	3,083	499,199
Bloomin’ Brands, Inc.	3,976	28,508
BorgWarner, Inc.	16,513	473,098
Boyd Gaming Corp.	2,648	174,318
BRP, Inc. (b)	2,851	96,392
Brunswick Corp.	3,109	167,420
Build-A-Bear Workshop, Inc.	13,002	483,284
Capri Holdings Ltd. (a)	5,573	109,955
Champion Homes, Inc. (a)	1,784	169,052
Cracker Barrel Old Country Store, Inc.	2,010	78,028
Crocs, Inc. (a)	530	56,286
Dine Brands Global, Inc.	7,075	164,635
Genesco, Inc. (a)	10,232	217,225
Group 1 Automotive, Inc.	1,556	594,314
Hanesbrands, Inc. (a)	93,300	538,341
KinderCare Learning Cos., Inc. (a)	7,760	89,938
M/I Homes, Inc. (a)	860	98,195
MarineMax, Inc. (a)	5,692	122,378
Meritage Home Corp.	1,891	134,034
OneWater Marine, Inc. Class A (a) (b)	5,117	82,793
Patrick Industries, Inc.	1,043	88,196
Penske Automotive Group, Inc.	313	45,066
Solo Brands, Inc. Class A (a) (b)	1,440	242
Taylor Morrison Home Corp. (a)	8,730	524,149
Topgolf Callaway Brands Corp. (a)	48,410	319,022
Visteon Corp. (a)	3,245	251,877
Winnebago Industries, Inc.	8,731	300,870
		6,581,540
Consumer Staples — 4.1%
Edgewell Personal Care Co.	8,897	277,675
Nomad Foods Ltd.	31,537	619,702
Spectrum Brands Holdings, Inc.	3,419	244,630

	Number of Shares	Value
Turning Point Brands, Inc.	1,762	$104,733
WD-40 Co.	2,650	646,600
		1,893,340
Energy — 9.7%
Cactus, Inc. Class A	10,667	488,869
ChampionX Corp.	5,156	153,649
Chord Energy Corp.	2,494	281,124
Crescent Energy Co. Class A	23,841	267,973
Flowco Holdings, Inc. Class A (a)	5,440	139,536
Infinity Natural Resources, Inc. Class A (a)	2,458	46,087
Mach Natural Resources LP	6,547	101,806
Magnolia Oil & Gas Corp. Class A (b)	41,042	1,036,721
Matador Resources Co.	12,217	624,166
NexGen Energy Ltd. (a)	55,500	249,195
Northern Oil & Gas, Inc.	29,084	879,209
Permian Resources Corp.	15,401	213,304
TXO Partners LP	2,684	51,425
		4,533,064
Financials — 36.2%
1st Source Corp.	8,688	519,629
Amalgamated Financial Corp.	13,490	387,837
Ameris Bancorp	3,704	213,239
Associated Banc-Corp.	20,555	463,104
Atlantic Union Bankshares Corp.	3,241	100,925
Axis Capital Holdings Ltd.	5,977	599,134
Axos Financial, Inc. (a)	2,098	135,363
Baldwin Insurance Group, Inc. (a)	1,173	52,421
Banc of California, Inc.	4,472	63,458
Bank of Marin Bancorp	11,786	260,117
BankUnited, Inc.	15,649	538,952
Bowhead Specialty Holdings, Inc. (a)	430	17,480
Columbia Banking System, Inc.	13,095	326,589
Comerica, Inc.	5,220	308,293
Compass Diversified Holdings	13,967	260,764
CVB Financial Corp.	7,402	136,641
Euronet Worldwide, Inc. (a)	3,104	331,662
EVERTEC, Inc.	11,928	438,593
Federated Hermes, Inc.	15,166	618,318
Fidelis Insurance Holdings Ltd.	6,091	98,674
First BanCorp	37,629	721,348
First Bancorp/Southern Pines NC	14,700	590,058
First Hawaiian, Inc.	18,210	445,052
First Interstate BancSystem, Inc. Class A	4,017	115,087
First Merchants Corp.	1,911	77,281

The accompanying notes are an integral part of the financial statements.
32

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FNB Corp.	29,487	$396,600
Hamilton Insurance Group Ltd. Class B (a)	5,417	112,294
Hanover Insurance Group, Inc.	4,036	702,062
Heritage Financial Corp.	23,495	571,633
Home BancShares, Inc.	11,533	326,038
Independent Bank Corp.	4,575	286,624
International Bancshares Corp.	2,951	186,090
NCR Atleos Corp. (a)	20,951	552,687
Nicolet Bankshares, Inc.	5,483	597,428
Northpointe Bancshares, Inc. (a)	1,274	18,397
Old National Bancorp	24,800	525,512
Pacific Premier Bancorp, Inc.	23,988	511,424
Peoples Bancorp, Inc.	8,568	254,127
Popular, Inc.	2,288	211,343
Provident Financial Services, Inc.	3,317	56,953
Repay Holdings Corp. (a)	12,644	70,427
SiriusPoint Ltd. (a)	2,287	39,542
SouthState Corp.	4,512	418,804
StoneX Group, Inc. (a)	2,054	156,885
Texas Capital Bancshares, Inc. (a)	7,390	552,033
TriCo Bancshares	12,682	506,900
UMB Financial Corp.	3,206	324,127
Walker & Dunlop, Inc.	5,690	485,698
Webster Financial Corp.	7,863	405,338
WesBanco, Inc.	9,510	294,430
WSFS Financial Corp.	10,830	561,752
		16,945,167
Health Care — 4.0%
Embecta Corp.	10,287	131,159
Enovis Corp. (a)	9,857	376,636
Envista Holdings Corp. (a)	25,199	434,935
Integra LifeSciences Holdings Corp. (a)	11,414	250,994
Pediatrix Medical Group, Inc. (a)	47,490	688,130
		1,881,854
Industrials — 20.6%
ABM Industries, Inc.	7,083	335,451
ArcBest Corp.	6,597	465,616
Atmus Filtration Technologies, Inc.	2,067	75,921
Blue Bird Corp. (a) (b)	20,809	673,587
BrightView Holdings, Inc. (a)	34,629	444,636
Brink’s Co.	4,188	360,838
Deluxe Corp.	4,332	68,489
DIRTT Environmental Solutions (a)	25,568	18,202
DXP Enterprises, Inc. (a)	1,190	97,889
Fluor Corp. (a)	10,951	392,265
Franklin Covey Co. (a)	12,517	345,720

	Number of Shares	Value
Gates Industrial Corp. PLC (a)	14,173	$260,925
GMS, Inc. (a)	4,577	334,899
Great Lakes Dredge & Dock Corp. (a)	49,121	427,353
GXO Logistics, Inc. (a)	9,780	382,202
Hayward Holdings, Inc. (a)	29,556	411,420
Herc Holdings, Inc.	2,490	334,332
Hillman Solutions Corp. (a)	11,621	102,149
IBEX Holdings Ltd. (a)	1,384	33,700
JBT Marel Corp.	4,179	510,674
Korn Ferry	2,374	161,028
Loomis AB	3,407	138,152
Luxfer Holdings PLC	850	10,081
MasTec, Inc. (a)	2,901	338,576
Masterbrand, Inc. (a)	20,260	264,596
MillerKnoll, Inc.	25,726	492,396
NV5 Global, Inc. (a)	7,092	136,663
Proficient Auto Logistics, Inc. (a) (b)	4,303	36,016
Pursuit Attractions & Hospitality, Inc. (a)	11,265	398,668
REV Group, Inc.	7,096	224,234
Science Applications International Corp.	889	99,808
Sensata Technologies Holding PLC	3,424	83,100
Tecnoglass, Inc. (b)	7,048	504,284
Timken Co.	6,292	452,206
Titan Machinery, Inc. (a) (b)	3,502	59,674
TriNet Group, Inc.	2,402	190,335
Verra Mobility Corp. (a)	85	1,913
		9,667,998
Information Technology — 9.3%
ACI Worldwide, Inc. (a)	5,178	283,288
Amkor Technology, Inc.	14,499	261,852
Avnet, Inc.	4,030	193,803
Axcelis Technologies, Inc. (a)	3,034	150,699
Calix, Inc. (a)	10,437	369,887
Extreme Networks, Inc. (a)	27,339	361,695
FormFactor, Inc. (a)	13,190	373,145
Grid Dynamics Holdings, Inc. (a)	15,676	245,329
Harmonic, Inc. (a)	49,148	471,329
Ichor Holdings Ltd. (a)	9,778	221,081
Ingram Micro Holding Corp.	6,034	107,043
IPG Photonics Corp. (a)	6,250	394,625
Kulicke & Soffa Industries, Inc.	4,768	157,249
Penguin Solutions, Inc. (a)	28,938	502,653
TTM Technologies, Inc. (a)	13,756	282,136
		4,375,814

The accompanying notes are an integral part of the financial statements.
33

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 7.9%
AdvanSix, Inc.	17,871	$404,778
Avient Corp.	12,383	460,152
Ecovyst, Inc. (a)	79,017	489,906
Graphic Packaging Holding Co.	18,676	484,829
Ingevity Corp. (a)	3,792	150,125
Methanex Corp.	12,838	450,486
Minerals Technologies, Inc.	2,532	160,959
O-I Glass, Inc. (a)	52,381	600,810
Silgan Holdings, Inc.	8,152	416,730
Titan America SA (a)	6,549	88,543
		3,707,318
Real Estate — 11.6%
Acadia Realty Trust	25,299	530,014
American Healthcare REIT, Inc.	21,531	652,389
Americold Realty Trust, Inc.	10,528	225,931
Broadstone Net Lease, Inc.	21,385	364,400
COPT Defense Properties	20,180	550,309
EPR Properties	2,920	153,621
First Industrial Realty Trust, Inc.	8,648	466,646
Independence Realty Trust, Inc. (b)	34,730	737,318
National Storage Affiliates Trust	6,834	269,260
NETSTREIT Corp. (b)	17,905	283,794
Ryman Hospitality Properties, Inc.	5,783	528,798
STAG Industrial, Inc.	9,267	334,724
Terreno Realty Corp.	3,829	242,069
UMH Properties, Inc.	5,755	107,619
		5,446,892
Utilities — 2.9%
IDACORP, Inc.	5,316	617,826
TXNM Energy, Inc.	13,980	747,650
		1,365,476
TOTAL COMMON STOCK (Cost $59,091,699)		57,716,151
TOTAL EQUITIES (Cost $59,091,699)		57,716,151
TOTAL LONG-TERM INVESTMENTS (Cost $59,091,699)		57,716,151
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	293,257	293,257

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$ 505,572	$ 505,572
TOTAL SHORT-TERM INVESTMENTS (Cost $798,829)		798,829
TOTAL INVESTMENTS — 124.9% (Cost $59,890,528) (e)		58,514,980
Other Assets/ (Liabilities) — (24.9)%		(11,672,518)
NET ASSETS — 100.0%		$46,842,462

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,132,594 or 6.69% of net assets. The Fund received $2,923,554 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)
Maturity value of $505,611. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $515,838.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
34

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	6/27/25	USD	118,336	SEK	1,190,815	$ (734)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
35

MassMutual Mid Cap Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 96.9%
Common Stock — 96.9%
Communication Services — 4.0%
Liberty Media Corp-Liberty Formula One Class C (a)	458,424	$41,262,744
Liberty Media Corp-Liberty Live Class C (a)	139,300	9,491,902
Live Nation Entertainment, Inc. (a) (b)	40,600	5,301,548
Match Group, Inc. (b)	454,334	14,175,221
New York Times Co. Class A	446,700	22,156,320
Reddit, Inc. Class A (a)	168,276	17,652,152
Spotify Technology SA (a)	34,800	19,141,044
Trade Desk, Inc. Class A (a)	639,745	35,006,847
		164,187,778
Consumer Discretionary — 13.4%
Bath & Body Works, Inc.	503,264	15,258,964
Birkenstock Holding PLC (a)	290,058	13,299,159
Bright Horizons Family Solutions, Inc. (a)	278,295	35,354,597
Burlington Stores, Inc. (a)	185,782	44,277,424
Caesars Entertainment, Inc. (a)	365,406	9,135,150
Chipotle Mexican Grill, Inc. (a)	144,683	7,264,533
Domino’s Pizza, Inc.	130,157	59,800,634
DraftKings, Inc. Class A (a) (b)	1,383,066	45,931,622
Duolingo, Inc. (a)	48,800	15,154,352
Hilton Worldwide Holdings, Inc.	162,500	36,976,875
Lithia Motors, Inc.	33,921	9,957,170
Lululemon Athletica, Inc. (a)	43,000	12,171,580
Mattel, Inc. (a)	899,439	17,476,100
Mobileye Global, Inc. Class A (a) (b)	305,299	4,394,779
Modine Manufacturing Co. (a) (b)	33,780	2,592,615
On Holding AG, Class A (a) (b)	282,042	12,387,285
Planet Fitness, Inc. Class A (a)	328,300	31,717,063
Ross Stores, Inc.	343,329	43,874,013
Skechers USA, Inc. Class A (a)	113,359	6,436,524
Texas Roadhouse, Inc.	81,100	13,513,693
TopBuild Corp. (a)	30,000	9,148,500
Tractor Supply Co.	101,425	5,588,517
Ulta Beauty, Inc. (a)	51,003	18,694,640
Viking Holdings Ltd. (a)	492,769	19,587,568
Wingstop, Inc.	29,000	6,541,820
Yum! Brands, Inc.	332,459	52,315,748
		548,850,925
Consumer Staples — 3.1%
Casey’s General Stores, Inc.	89,100	38,672,964
Dollar Tree, Inc. (a)	539,500	40,500,265

	Number of Shares	Value
Lamb Weston Holdings, Inc.	107,157	$5,711,468
Maplebear, Inc. (a)	295,100	11,771,539
McCormick & Co., Inc.	233,800	19,244,078
Reynolds Consumer Products, Inc.	336,400	8,026,504
TreeHouse Foods, Inc. (a)	130,600	3,537,954
		127,464,772
Energy — 5.3%
Cheniere Energy, Inc.	367,809	85,111,003
EQT Corp.	698,500	37,320,855
Expand Energy Corp.	198,100	22,052,492
Permian Resources Corp. (b)	709,612	9,828,126
Range Resources Corp.	402,900	16,087,797
TechnipFMC PLC	1,473,834	46,705,799
		217,106,072
Financials — 9.2%
Aon PLC Class A	47,776	19,066,924
Apollo Global Management, Inc.	105,377	14,430,326
Assurant, Inc.	226,600	47,529,350
Axis Capital Holdings Ltd.	173,700	17,411,688
Block, Inc. (a)	292,960	15,916,517
Carlyle Group, Inc.	313,084	13,647,332
Cboe Global Markets, Inc.	150,900	34,147,161
Corpay, Inc. (a)	87,845	30,633,308
Intercontinental Exchange, Inc.	159,700	27,548,250
KKR & Co., Inc.	100,659	11,637,187
Markel Group, Inc. (a)	8,700	16,265,607
MarketAxess Holdings, Inc.	123,700	26,762,495
MSCI, Inc.	25,216	14,259,648
Nasdaq, Inc.	65,560	4,973,382
Raymond James Financial, Inc.	231,500	32,157,665
Toast, Inc., Class A (a)	773,200	25,647,044
TPG, Inc.	104,400	4,951,692
Tradeweb Markets, Inc. Class A	136,800	20,309,328
		377,294,904
Health Care — 19.0%
Acadia Healthcare Co., Inc. (a)	49,746	1,508,299
Agilent Technologies, Inc.	494,703	57,870,357
Alcon AG (b)	501,873	47,642,804
Align Technology, Inc. (a)	153,025	24,309,551
Alnylam Pharmaceuticals, Inc. (a)	216,371	58,424,497
Argenx SE ADR (a)	3,500	2,071,528
Ascendis Pharma AS ADR (a)	120,400	18,765,544
Avantor, Inc. (a)	2,533,462	41,067,419
Biogen, Inc. (a)	133,600	18,281,824
Blueprint Medicines Corp. (a)	14,500	1,283,395

The accompanying notes are an integral part of the financial statements.
36

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bruker Corp. (b)	526,748	$21,986,462
Cooper Cos., Inc. (a)	382,100	32,230,135
CRISPR Therapeutics AG (a) (b)	184,214	6,268,802
Cytokinetics, Inc. (a) (b)	231,500	9,303,985
Dexcom, Inc. (a)	249,141	17,013,839
Encompass Health Corp.	113,000	11,444,640
Enovis Corp. (a)	353,500	13,507,235
Exact Sciences Corp. (a) (b)	116,000	5,021,640
GE HealthCare Technologies, Inc. (a)	93,580	7,552,842
Hologic, Inc. (a)	1,064,789	65,772,017
IDEXX Laboratories, Inc. (a)	31,034	13,032,728
Insmed, Inc. (a)	32,915	2,511,085
Inspire Medical Systems, Inc. (a) (b)	66,025	10,516,462
Ionis Pharmaceuticals, Inc. (a)	672,817	20,298,889
Mettler-Toledo International, Inc. (a)	31,766	37,512,787
Molina Healthcare, Inc. (a)	64,700	21,311,533
Natera, Inc. (a)	69,407	9,814,844
Penumbra, Inc. (a)	27,000	7,220,070
Quidelortho Corp. (a) (b)	380,600	13,309,582
ResMed, Inc.	51,950	11,629,007
Sarepta Therapeutics, Inc. (a)	104,569	6,673,594
Steris PLC	62,754	14,223,194
Teleflex, Inc.	344,300	47,578,817
United Therapeutics Corp. (a)	25,503	7,861,810
Vaxcyte, Inc. (a) (b)	93,971	3,548,345
Veeva Systems, Inc. Class A (a)	361,172	83,658,270
West Pharmaceutical Services, Inc.	22,900	5,126,852
		777,154,684
Industrials — 16.8%
Beacon Roofing Supply, Inc. (a)	162,300	20,076,510
Broadridge Financial Solutions, Inc.	124,800	30,259,008
Builders FirstSource, Inc. (a)	85,331	10,661,255
BWX Technologies, Inc.	299,059	29,502,170
Cintas Corp.	25,665	5,274,928
Equifax, Inc.	138,196	33,659,018
Esab Corp.	293,066	34,142,189
Ferguson Enterprises, Inc.	140,300	22,480,269
Fortive Corp.	578,112	42,306,236
FTAI Aviation Ltd. (b)	212,793	23,626,407
IDEX Corp.	95,900	17,355,023
Ingersoll Rand, Inc.	558,400	44,688,752
ITT, Inc.	98,600	12,735,176

	Number of Shares	Value
JB Hunt Transport Services, Inc.	174,243	$25,779,252
KBR, Inc.	112,629	5,610,051
Knight-Swift Transportation Holdings, Inc.	247,112	10,746,901
L3Harris Technologies, Inc.	25,095	5,252,634
Old Dominion Freight Line, Inc.	145,000	23,990,250
Paylocity Holding Corp. (a)	204,725	38,353,182
Quanta Services, Inc.	92,318	23,465,389
Rollins, Inc.	231,507	12,508,323
Standardaero, Inc. (a)	377,118	10,046,424
Textron, Inc.	637,200	46,037,700
TransUnion	347,674	28,853,465
Trex Co., Inc. (a)	71,734	4,167,745
UL Solutions, Inc. Class A	184,783	10,421,761
United Rentals, Inc.	8,700	5,452,290
Veralto Corp.	187,700	18,291,365
Verisk Analytics, Inc.	58,100	17,291,722
Vertiv Holdings Co. Class A	119,766	8,647,105
Waste Connections, Inc.	128,493	25,080,549
XPO, Inc. (a)	347,219	37,353,820
		684,116,869
Information Technology — 20.9%
Allegro MicroSystems, Inc. (a) (b)	487,988	12,263,138
Amphenol Corp. Class A	479,791	31,469,492
AppLovin Corp. Class A (a)	69,706	18,469,999
Arista Networks, Inc. (a)	81,995	6,352,973
Atlassian Corp. Class A (a)	108,300	22,982,343
Bill Holdings, Inc. (a) (b)	232,593	10,673,693
CCC Intelligent Solutions Holdings, Inc. (a)	3,203,614	28,928,634
CDW Corp.	43,404	6,955,925
Cognex Corp.	315,986	9,425,862
Cognizant Technology Solutions Corp. Class A	173,734	13,290,651
Confluent, Inc. Class A (a)	230,521	5,403,412
Datadog, Inc. Class A (a)	90,883	9,016,502
Dolby Laboratories, Inc. Class A	122,786	9,860,944
Entegris, Inc. (b)	54,272	4,747,715
EPAM Systems, Inc. (a)	57,550	9,716,742
Fair Isaac Corp. (a)	25,044	46,185,143
Fortinet, Inc. (a)	211,300	20,339,738
Gartner, Inc. (a)	64,130	26,917,926
Guidewire Software, Inc. (a)	53,186	9,964,929
HubSpot, Inc. (a)	29,924	17,095,282
Keysight Technologies, Inc. (a)	187,000	28,006,990
KLA Corp.	12,813	8,710,277

The accompanying notes are an integral part of the financial statements.
37

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a) (b)	1,105,032	$57,958,928
Littelfuse, Inc.	22,100	4,347,954
Marvell Technology, Inc.	876,704	53,978,665
Microchip Technology, Inc.	928,600	44,953,526
Monday.com Ltd. (a)	48,500	11,793,260
MongoDB, Inc. (a)	71,294	12,504,968
Monolithic Power Systems, Inc.	46,452	26,941,231
NXP Semiconductors NV	77,600	14,748,656
Onestream, Inc. (a)	261,219	5,574,413
Palantir Technologies, Inc. Class A (a)	274,545	23,171,598
PTC, Inc. (a)	352,406	54,605,310
Pure Storage, Inc. Class A (a)	464,200	20,550,134
Roper Technologies, Inc.	17,400	10,258,692
SailPoint, Inc. (a)	141,724	2,657,325
ServiceTitan, Inc. Class A (a)	17,888	1,701,328
Snowflake, Inc. Class A (a)	27,359	3,998,791
Twilio, Inc. Class A (a)	203,001	19,875,828
Tyler Technologies, Inc. (a)	87,500	50,871,625
Unity Software, Inc. (a) (b)	283,208	5,548,045
Zoom Communications, Inc. (a)	363,900	26,844,903
Zscaler, Inc. (a)	217,368	43,130,159
		852,793,649
Materials — 4.1%
ATI, Inc. (a)	188,323	9,798,446
Avery Dennison Corp.	237,000	42,178,890
Ball Corp.	741,900	38,630,733
Eagle Materials, Inc.	65,530	14,543,073
Martin Marietta Materials, Inc.	67,400	32,225,962
RPM International, Inc.	100,100	11,579,568
Sealed Air Corp. (b)	586,700	16,955,630
		165,912,302
Real Estate — 1.1%
CoStar Group, Inc. (a)	459,344	36,393,825
First Industrial Realty Trust, Inc.	173,479	9,360,927
		45,754,752
TOTAL COMMON STOCK (Cost $3,526,376,037)		3,960,636,707
Preferred Stock — 0.0%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $3,125,295) (a) (c) (d)	149,925	1,499
Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $5,006,003) (a) (c) (d)	618,025	6,180

	Number of Shares	Value
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $7,310,569) (a) (c) (d)	177,128	$1,732,312
TOTAL PREFERRED STOCK (Cost $15,441,866)		1,739,991
TOTAL EQUITIES (Cost $3,541,817,903)		3,962,376,698
TOTAL LONG-TERM INVESTMENTS (Cost $3,541,817,903)		3,962,376,698
Short-Term Investments — 3.7%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (e)	6,235,227	6,235,227
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.202% (f)	374	374

	Principal Amount
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (g)	$144,009,810	144,009,810
TOTAL SHORT-TERM INVESTMENTS (Cost $150,245,411)		150,245,411
TOTAL INVESTMENTS — 100.6% (Cost $3,692,063,314) (h)		4,112,622,109
Other Assets/ (Liabilities) — (0.6)%		(24,448,435)
NET ASSETS — 100.0%		$4,088,173,674

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
38

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $229,156,448 or 5.61% of net assets. The Fund received $236,608,435 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $1,739,991 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of March 31, 2025 was $1,739,991.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(f)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(g)
Maturity value of $144,020,811. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $146,890,309.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
39

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.0%
Common Stock — 97.0%
Communication Services — 1.5%
Cargurus, Inc. (a)	111,490	$3,247,704
Cinemark Holdings, Inc. (b)	69,903	1,739,886
Criteo SA Sponsored ADR (a)	51,961	1,839,939
Ziff Davis, Inc. (a) (b)	33,859	1,272,421
		8,099,950
Consumer Discretionary — 10.6%
Acushnet Holdings Corp. (b)	16,015	1,099,590
American Eagle Outfitters, Inc.	82,471	958,312
Boot Barn Holdings, Inc. (a)	33,201	3,566,783
Century Communities, Inc.	22,078	1,481,434
Champion Homes, Inc. (a)	58,178	5,512,947
Cheesecake Factory, Inc. (b)	35,206	1,713,124
Duolingo, Inc. (a)	14,159	4,396,936
Dutch Bros, Inc. Class A (a)	17,919	1,106,319
Genius Sports Ltd. (a)	263,545	2,638,085
Global-e Online Ltd. (a)	18,519	660,202
Goodyear Tire & Rubber Co. (a)	130,317	1,204,129
H&R Block, Inc.	22,141	1,215,762
Modine Manufacturing Co. (a)	39,665	3,044,289
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	51,949	6,044,786
Patrick Industries, Inc. (b)	23,073	1,951,053
Planet Fitness, Inc. Class A (a)	25,155	2,430,225
RH (a) (b)	3,110	729,015
Shake Shack, Inc. Class A (a)	44,645	3,936,350
Steven Madden Ltd.	35,281	939,886
Stride, Inc. (a) (b)	15,934	2,015,651
Sweetgreen, Inc. Class A (a) (b)	151,648	3,794,233
Taylor Morrison Home Corp. (a)	21,848	1,311,754
Texas Roadhouse, Inc.	18,911	3,151,140
Visteon Corp. (a)	12,283	953,406
Wingstop, Inc.	1,894	427,249
YETI Holdings, Inc. (a)	36,692	1,214,505
		57,497,165
Consumer Staples — 2.4%
BellRing Brands, Inc. (a)	61,656	4,590,906
Chefs’ Warehouse, Inc. (a)	35,009	1,906,590
Freshpet, Inc. (a) (b)	18,000	1,497,060
Maplebear, Inc. (a)	16,545	659,980
Simply Good Foods Co. (a)	44,454	1,533,218
Sprouts Farmers Market, Inc. (a)	12,399	1,892,583
Vital Farms, Inc. (a)	30,523	930,036
		13,010,373

	Number of Shares	Value
Energy — 3.4%
Archrock, Inc.	101,996	$2,676,375
Aris Water Solutions, Inc. Class A	27,835	891,834
Cactus, Inc. Class A	31,570	1,446,853
Gulfport Energy Corp. (a)	14,065	2,589,929
Magnolia Oil & Gas Corp. Class A (b)	64,730	1,635,080
Seadrill Ltd. (a)	33,418	835,450
TechnipFMC PLC	101,681	3,222,271
Viper Energy, Inc.	116,302	5,251,035
		18,548,827
Financials — 11.4%
Ameris Bancorp	37,670	2,168,662
Assured Guaranty Ltd.	19,683	1,734,072
Bancorp, Inc. (a)	40,602	2,145,410
Banner Corp.	35,949	2,292,468
Cadence Bank	137,549	4,175,988
Cohen & Steers, Inc.	13,979	1,121,815
Evercore, Inc. Class A	17,089	3,413,015
HA Sustainable Infrastructure Capital, Inc. (b)	133,619	3,907,020
Hamilton Insurance Group Ltd. Class B (a)	29,403	609,524
Hamilton Lane, Inc. Class A (b)	42,256	6,282,199
Hancock Whitney Corp.	45,187	2,370,058
Kemper Corp.	22,211	1,484,805
MGIC Investment Corp.	40,732	1,009,339
Mr. Cooper Group, Inc. (a)	34,912	4,175,475
National Bank Holdings Corp. Class A	53,890	2,062,370
Paymentus Holdings, Inc. Class A (a)	43,480	1,134,828
Perella Weinberg Partners	68,144	1,253,850
Piper Sandler Cos.	7,509	1,859,679
PJT Partners, Inc. Class A	21,497	2,964,006
PRA Group, Inc. (a)	70,504	1,453,792
Seacoast Banking Corp. of Florida	82,637	2,126,250
SiriusPoint Ltd. (a)	154,412	2,669,783
StepStone Group, Inc. Class A	116,003	6,058,837
UMB Financial Corp.	22,447	2,269,392
Upstart Holdings, Inc. (a)	24,558	1,130,405
		61,873,042
Health Care — 20.9%
Acadia Healthcare Co., Inc. (a)	49,762	1,508,784
ADMA Biologics, Inc. (a)	57,034	1,131,555
Akero Therapeutics, Inc. (a)	39,286	1,590,297
Alignment Healthcare, Inc. (a)	231,946	4,318,835

The accompanying notes are an integral part of the financial statements.
40

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amicus Therapeutics, Inc. (a)	90,240	$736,358
Apellis Pharmaceuticals, Inc. (a)	30,092	658,112
Apogee Therapeutics, Inc. (a)	31,756	1,186,404
Avidity Biosciences, Inc. (a)	61,240	1,807,805
Axsome Therapeutics, Inc. (a)	18,891	2,203,257
Biohaven Ltd. (a)	17,015	409,041
Blueprint Medicines Corp. (a)	32,201	2,850,111
Bridgebio Pharma, Inc. (a)	38,736	1,339,104
BrightSpring Health Services, Inc. (a) (b)	122,760	2,220,728
Celldex Therapeutics, Inc. (a)	38,463	698,103
CG oncology, Inc. (a) (b)	21,974	538,143
Concentra Group Holdings Parent, Inc.	36,904	800,817
Crinetics Pharmaceuticals, Inc. (a) (b)	58,699	1,968,764
Cytokinetics, Inc. (a) (b)	55,459	2,228,897
Disc Medicine, Inc. (a) (b)	31,682	1,572,694
Encompass Health Corp.	51,483	5,214,198
GeneDx Holdings Corp. (a)	39,793	3,524,267
Geron Corp. (a)	203,093	322,918
Glaukos Corp. (a) (b)	45,247	4,453,210
Guardant Health, Inc. (a)	20,137	857,836
Haemonetics Corp. (a) (b)	26,306	1,671,746
Halozyme Therapeutics, Inc. (a)	26,250	1,675,012
HealthEquity, Inc. (a)	63,516	5,612,909
Hims & Hers Health, Inc. (a) (b)	48,174	1,423,542
Immatics NV (a)	78,936	356,001
Insmed, Inc. (a)	59,291	4,523,310
Inspire Medical Systems, Inc. (a)	22,624	3,603,551
Integer Holdings Corp. (a)	19,839	2,341,200
Intra-Cellular Therapies, Inc. (a)	12,904	1,702,296
Janux Therapeutics, Inc. (a)	17,188	464,076
Krystal Biotech, Inc. (a)	4,757	857,687
Kymera Therapeutics, Inc. (a) (b)	32,685	894,588
Lantheus Holdings, Inc. (a) (b)	27,541	2,688,002
Merit Medical Systems, Inc. (a)	30,353	3,208,616
Merus NV (a)	54,399	2,289,654
Myriad Genetics, Inc. (a)	57,460	509,670
Nurix Therapeutics, Inc. (a)	65,250	775,170
Nuvalent, Inc., Class A (a)	14,079	998,483
Option Care Health, Inc. (a)	72,048	2,518,078
PACS Group, Inc. (a)	8,378	94,169
PROCEPT BioRobotics Corp. (a)	70,627	4,114,729
Protagonist Therapeutics, Inc. (a)	20,102	972,133
Prothena Corp. PLC (a) (b)	10,967	135,717
PTC Therapeutics, Inc. (a)	22,859	1,164,895
RadNet, Inc. (a)	41,983	2,087,395
Repligen Corp. (a)	18,011	2,291,720

	Number of Shares	Value
Revolution Medicines, Inc. (a)	69,364	$2,452,711
Rocket Pharmaceuticals, Inc. (a)	94,444	629,941
Scholar Rock Holding Corp. (a)	21,839	702,124
Soleno Therapeutics, Inc. (a)	7,149	510,796
SpringWorks Therapeutics, Inc. (a)	15,442	681,455
Spyre Therapeutics, Inc. (a) (b)	23,571	380,318
Structure Therapeutics, Inc. ADR (a) (b)	28,578	494,685
TransMedics Group, Inc. (a) (b)	15,843	1,065,917
Twist Bioscience Corp. (a)	64,434	2,529,679
Ultragenyx Pharmaceutical, Inc. (a)	15,107	547,024
Vaxcyte, Inc. (a) (b)	39,069	1,475,245
Veracyte, Inc. (a)	24,008	711,837
Vericel Corp. (a)	65,651	2,929,348
Verona Pharma PLC ADR (a)	40,269	2,556,679
Waystar Holding Corp. (a)	64,105	2,394,963
Xenon Pharmaceuticals, Inc. (a)	19,214	644,630
		113,821,939
Industrials — 23.0%
AAON, Inc.	20,908	1,633,542
Acuity, Inc.	9,572	2,520,786
Air Lease Corp.	41,830	2,020,807
Ameresco, Inc. Class A (a)	70,289	849,091
Applied Industrial Technologies, Inc.	37,771	8,511,317
Atmus Filtration Technologies, Inc.	49,372	1,813,434
AZEK Co., Inc. (a)	164,676	8,051,010
Boise Cascade Co.	14,932	1,464,680
Casella Waste Systems, Inc. Class A (a)	68,481	7,636,316
Clean Harbors, Inc. (a)	5,673	1,118,148
Comfort Systems USA, Inc.	8,222	2,650,197
Construction Partners, Inc. Class A (a) (b)	30,239	2,173,277
Crane Co.	22,172	3,396,307
Curtiss-Wright Corp.	16,219	5,145,802
DXP Enterprises, Inc. (a)	22,894	1,883,260
Embraer SA Sponsored ADR (a)	63,422	2,930,096
Enpro, Inc.	10,705	1,731,962
Esab Corp.	30,193	3,517,485
ESCO Technologies, Inc.	12,672	2,016,369
Exlservice Holdings, Inc. (a)	99,449	4,694,987
Federal Signal Corp.	27,953	2,055,943
Flowserve Corp.	73,877	3,608,153
Fluor Corp. (a)	110,589	3,961,298
FTAI Aviation Ltd. (b)	17,232	1,913,269
GATX Corp.	12,518	1,943,670

The accompanying notes are an integral part of the financial statements.
41

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Karman Holdings, Inc. (a)	26,831	$896,692
Kirby Corp. (a)	21,480	2,169,695
Korn Ferry	29,780	2,019,977
Leonardo DRS, Inc.	53,780	1,768,286
Loar Holdings, Inc. (a)	27,211	1,922,457
McGrath RentCorp	14,035	1,563,499
Mueller Water Products, Inc. Class A (b)	98,244	2,497,362
MYR Group, Inc. (a)	13,636	1,542,095
NEXTracker, Inc. Class A (a)	40,076	1,688,803
Powell Industries, Inc. (b)	5,572	949,079
Primoris Services Corp.	34,036	1,954,007
Rocket Lab USA, Inc. (a) (b)	77,804	1,391,136
Rush Enterprises, Inc. Class A	81,523	4,354,143
RXO, Inc. (a) (b)	84,632	1,616,471
Ryder System, Inc.	14,770	2,124,074
Shoals Technologies Group, Inc. Class A (a)	350,643	1,164,135
SPX Technologies, Inc. (a)	24,242	3,121,885
Sterling Infrastructure, Inc. (a)	11,931	1,350,709
TriNet Group, Inc.	16,426	1,301,596
Verra Mobility Corp. (a)	268,468	6,043,215
Zurn Elkay Water Solutions Corp.	129,760	4,279,485
		124,960,007
Information Technology — 16.3%
Agilysys, Inc. (a) (b)	14,280	1,035,871
Alkami Technology, Inc. (a)	49,456	1,298,220
Appfolio, Inc. Class A (a)	8,689	1,910,711
Astera Labs, Inc. (a)	18,341	1,094,407
AvePoint, Inc. (a)	318,365	4,597,191
Belden, Inc.	18,389	1,843,497
Braze, Inc. Class A (a)	70,053	2,527,512
Calix, Inc. (a)	20,842	738,640
Celestica, Inc. (a) (b)	54,380	4,285,688
Cellebrite DI Ltd. (a)	69,443	1,349,278
Cirrus Logic, Inc. (a)	14,450	1,440,015
Clearwater Analytics Holdings, Inc. Class A (a)	245,446	6,577,953
Coherent Corp. (a)	20,482	1,330,101
Commvault Systems, Inc. (a)	16,516	2,605,564
Crane NXT Co. (b)	29,727	1,527,968
Credo Technology Group Holding Ltd. (a)	19,393	778,823
CyberArk Software Ltd. (a)	26,165	8,843,770
DoubleVerify Holdings, Inc. (a)	37,485	501,174
Freshworks, Inc. Class A (a)	156,418	2,207,058
Ingram Micro Holding Corp.	51,552	914,532
Intapp, Inc. (a) (b)	62,382	3,641,861

	Number of Shares	Value
Itron, Inc. (a)	13,673	$1,432,383
Jamf Holding Corp. (a)	214,818	2,610,039
MACOM Technology Solutions Holdings, Inc. (a)	32,491	3,261,447
MKS Instruments, Inc.	13,085	1,048,763
nCino, Inc. (a) (b)	51,365	1,410,997
Novanta, Inc. (a)	13,985	1,788,262
PAR Technology Corp. (a) (b)	56,150	3,444,241
Pegasystems, Inc.	35,979	2,501,260
Power Integrations, Inc.	20,972	1,059,086
Q2 Holdings, Inc. (a)	45,218	3,617,892
Semtech Corp. (a)	15,092	519,165
Silicon Laboratories, Inc. (a)	8,600	968,102
SiTime Corp. (a) (b)	28,943	4,424,516
Sprout Social, Inc. Class A (a)	66,210	1,455,958
Synaptics, Inc. (a) (b)	16,694	1,063,742
Tower Semiconductor Ltd. (a)	41,013	1,462,524
Universal Display Corp.	5,145	717,625
Vertex, Inc. Class A (a) (b)	53,803	1,883,643
Viavi Solutions, Inc. (a)	169,307	1,894,545
Workiva, Inc. (a)	12,039	913,880
		88,527,904
Materials — 2.9%
ATI, Inc. (a)	35,337	1,838,584
Cabot Corp.	67,379	5,601,890
Carpenter Technology Corp.	30,399	5,507,691
Graphic Packaging Holding Co. (b)	61,671	1,600,979
Methanex Corp.	35,243	1,236,677
		15,785,821
Real Estate — 3.5%
American Healthcare REIT, Inc. (b)	88,587	2,684,186
Douglas Emmett, Inc.	84,172	1,346,752
Essential Properties Realty Trust, Inc.	51,884	1,693,494
Highwoods Properties, Inc.	39,809	1,179,939
Independence Realty Trust, Inc. (b)	85,424	1,813,552
Macerich Co.	49,703	853,400
Phillips Edison & Co., Inc.	81,569	2,976,453
Ryman Hospitality Properties, Inc. (b)	27,510	2,515,514
SL Green Realty Corp. (b)	22,126	1,276,670
Terreno Realty Corp.	28,930	1,828,955
Xenia Hotels & Resorts, Inc.	67,025	788,214
		18,957,129

The accompanying notes are an integral part of the financial statements.
42

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.1%
IDACORP, Inc.	19,739	$2,294,066
ONE Gas, Inc.	25,930	1,960,049
Talen Energy Corp. (a) (b)	8,319	1,661,055
		5,915,170
TOTAL COMMON STOCK (Cost $495,837,117)		526,997,327
TOTAL EQUITIES (Cost $495,837,117)		526,997,327
Exchange-Traded Funds — 0.2%
iShares Russell 2000 ETF (b)	6,432	1,283,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,319,072)		1,283,120
TOTAL LONG-TERM INVESTMENTS (Cost $497,156,189)		528,280,447
Short-Term Investments — 3.4%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	3,755,278	3,755,278

	Principal Amount
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$ 14,813,816	14,813,816
TOTAL SHORT-TERM INVESTMENTS (Cost $18,569,094)		18,569,094
TOTAL INVESTMENTS — 100.6% (Cost $515,725,283) (e)		546,849,541
Other Assets/ (Liabilities) — (0.6)%		(3,360,292)
NET ASSETS — 100.0%		$543,489,249

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $82,331,865 or 15.15% of net assets. The Fund received $82,044,863 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)
Maturity value of $14,814,947. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $15,110,454.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
43

MassMutual Overseas Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.4%
Australia — 1.4%
Brambles Ltd.	45,000	$566,080
Glencore PLC	767,300	2,822,614
Rio Tinto PLC	28,647	1,712,588
		5,101,282
Belgium — 0.7%
Anheuser-Busch InBev SA	9,300	572,650
KBC Group NV	20,642	1,887,902
		2,460,552
Canada — 2.8%
Canadian National Railway Co.	25,306	2,466,323
Intact Financial Corp.	9,132	1,865,744
Open Text Corp.	57,690	1,456,031
Suncor Energy, Inc. (SU CN)	57,001	2,207,078
Toronto-Dominion Bank	38,759	2,322,496
		10,317,672
China — 2.6%
Alibaba Group Holding Ltd.	111,540	1,849,405
NetEase, Inc.	117,700	2,425,757
Prosus NV (PRX NA)	33,899	1,581,421
Tencent Holdings Ltd.	58,400	3,721,979
		9,578,562
Denmark — 2.3%
Carlsberg AS Class B	26,633	3,392,301
DSV AS	9,585	1,855,358
Novo Nordisk AS Class B	47,620	3,300,655
		8,548,314
France — 16.0%
Accor SA	34,470	1,573,646
Air Liquide SA	37,975	7,226,706
Airbus SE	12,640	2,228,723
BNP Paribas SA	52,931	4,408,236
Capgemini SE	42,042	6,286,761
Cie de Saint-Gobain SA	41,190	4,094,376
Cie Generale des Etablissements Michelin SCA	60,642	2,127,940
Danone SA	13,000	996,167
Dassault Systemes SE	42,463	1,618,178
Edenred SE	156,609	5,110,171
Engie SA	199,920	3,895,600
EssilorLuxottica SA	13,805	3,971,490
Kering SA	17,265	3,585,687
Legrand SA	21,005	2,224,098

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	6,814	$4,254,133
Pernod Ricard SA	39,649	3,938,374
Publicis Groupe SA	8,369	788,574
Worldline SA (a) (b) (c)	141,600	877,197
		59,206,057
Germany — 13.8%
adidas AG	5,500	1,287,934
Allianz SE Registered	5,215	1,988,276
Bayer AG Registered	172,725	4,123,067
Bayerische Motoren Werke AG	33,885	2,702,671
Beiersdorf AG	29,683	3,842,578
Brenntag SE	37,700	2,435,777
Continental AG	48,199	3,369,033
Daimler Truck Holding AG	50,261	2,020,473
Deutsche Boerse AG	22,064	6,503,028
Fresenius Medical Care AG	59,412	2,934,180
Fresenius SE & Co. KGaA (b)	57,300	2,442,739
Henkel AG & Co. KGaA	12,622	909,056
Mercedes Benz Group AG	36,273	2,127,165
Merck KGaA	25,401	3,477,757
MTU Aero Engines AG	4,595	1,591,485
SAP SE	28,062	7,450,211
Siemens AG Registered	4,435	1,017,516
thyssenkrupp AG	90,417	929,246
		51,152,192
Hong Kong — 2.1%
AIA Group Ltd.	460,000	3,477,237
Prudential PLC	412,494	4,450,366
		7,927,603
India — 1.4%
Axis Bank Ltd.	114,305	1,470,469
HDFC Bank Ltd.	129,305	2,750,120
Tata Consultancy Services Ltd.	21,918	920,551
		5,141,140
Indonesia — 0.4%
Bank Mandiri Persero Tbk. PT	5,311,700	1,662,875
Ireland — 0.8%
AIB Group PLC	452,536	2,937,545
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	13,715	3,125,923

The accompanying notes are an integral part of the financial statements.
44

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 3.7%
Eni SpA	176,064	$2,719,215
Intesa Sanpaolo SpA	1,222,299	6,292,950
Ryanair Holdings PLC Sponsored ADR	114,946	4,870,262
		13,882,427
Japan — 12.8%
Asahi Group Holdings Ltd.	28,100	359,315
Daikin Industries Ltd.	25,600	2,779,324
Denso Corp.	214,700	2,663,773
FUJIFILM Holdings Corp.	106,400	2,036,964
Fujitsu Ltd.	66,700	1,325,974
Hitachi Ltd.	264,500	6,123,460
Hoya Corp.	10,600	1,195,726
Komatsu Ltd.	51,400	1,491,561
Kose Corp.	23,900	992,803
Kyocera Corp. (a)	141,600	1,595,724
Mitsubishi Electric Corp.	190,100	3,470,929
Mitsubishi Estate Co. Ltd.	5,700	93,025
Olympus Corp.	146,800	1,928,166
Seven & i Holdings Co. Ltd.	193,600	2,813,572
Shin-Etsu Chemical Co. Ltd.	94,000	2,678,120
SMC Corp.	4,300	1,530,083
Sompo Holdings, Inc.	58,700	1,779,414
Sony Group Corp.	213,500	5,438,165
Sumitomo Mitsui Financial Group, Inc.	118,200	3,015,972
Terumo Corp.	126,600	2,376,900
ZOZO, Inc. (a)	195,900	1,882,042
		47,571,012
Luxembourg — 0.6%
Eurofins Scientific SE	43,055	2,294,163
Netherlands — 2.6%
Akzo Nobel NV	35,400	2,182,457
EXOR NV	18,600	1,692,479
ING Groep NV	220,516	4,316,956
Koninklijke Ahold Delhaize NV	35,400	1,323,454
		9,515,346
Portugal — 0.5%
Galp Energia SGPS SA	99,018	1,741,163
Republic of Korea — 1.0%
KB Financial Group, Inc.	28,100	1,510,435
NAVER Corp.	7,495	977,809
Samsung Electronics Co. Ltd.	28,308	1,121,046
		3,609,290

	Number of Shares	Value
Singapore — 1.0%
DBS Group Holdings Ltd.	104,150	$3,574,371
Spain — 1.3%
Amadeus IT Group SA	63,119	4,837,007
Sweden — 1.1%
Sandvik AB	54,700	1,153,931
SKF AB Class B (a)	82,700	1,679,307
Volvo AB Class B	42,900	1,261,670
		4,094,908
Switzerland — 5.7%
Cie Financiere Richemont SA Registered Class A	34,143	5,962,242
Julius Baer Group Ltd. (a)	25,756	1,779,068
Schindler Holding AG	755	235,876
Sika AG Registered	6,247	1,513,184
Sonova Holding AG Registered	5,365	1,563,911
Swatch Group AG (a)	8,385	1,448,140
UBS Group AG Registered	130,300	3,992,602
Zurich Insurance Group AG	6,841	4,771,839
		21,266,862
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	24,004	3,984,664
United Kingdom — 10.4%
Ashtead Group PLC	33,100	1,787,507
Compass Group PLC	190,190	6,279,198
Diageo PLC	134,696	3,513,784
Flutter Entertainment PLC (b)	3,810	844,106
Lloyds Banking Group PLC	2,133,597	1,996,132
London Stock Exchange Group PLC	26,389	3,913,271
Reckitt Benckiser Group PLC	31,100	2,101,586
RELX PLC	90,530	4,547,432
Rentokil Initial PLC	26,325	118,965
Rolls-Royce Holdings PLC (b)	498,674	4,821,457
Schroders PLC	457,732	2,070,964
Smith & Nephew PLC	109,000	1,533,108
Smiths Group PLC	38,456	963,159
Tesco PLC	528,257	2,269,466
WPP PLC	252,923	1,911,303
		38,671,438
United States — 10.5%
CNH Industrial NV (a)	273,597	3,359,771
Experian PLC	90,438	4,191,570
Holcim AG	3,484	374,785

The accompanying notes are an integral part of the financial statements.
45

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Linde PLC (LIN US)	5,775	$2,689,071
Nestle SA Registered	59,015	5,968,039
Novartis AG Registered	55,878	6,215,733
Qiagen NV	44,004	1,746,296
Roche Holding AG	22,589	7,427,320
Schneider Electric SE	29,844	6,908,375
		38,880,960
TOTAL COMMON STOCK (Cost $304,195,612)		361,083,328
Preferred Stock — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 2.301%	60,150	1,945,669
TOTAL PREFERRED STOCK (Cost $2,858,788)		1,945,669
TOTAL EQUITIES (Cost $307,054,400)		363,028,997
TOTAL LONG-TERM INVESTMENTS (Cost $307,054,400)		363,028,997
Short-Term Investments — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (d)	1,714,123	1,714,123

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (e)	$ 4,311,943	4,311,943
TOTAL SHORT-TERM INVESTMENTS (Cost $6,026,066)		6,026,066
TOTAL INVESTMENTS — 99.5% (Cost $313,080,466) (f)		369,055,063
Other Assets/ (Liabilities) — 0.5%		1,805,982
NET ASSETS — 100.0%		$370,861,045

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $12,427,153 or 3.35% of net assets. The Fund received $11,417,594 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $877,197 or 0.24% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(e)
Maturity value of $4,312,272. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $4,398,377.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	22.2%
Industrials	19.4%
Consumer Discretionary	14.5%
Health Care	12.5%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.6%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
46

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.2%
Common Stock — 96.9%
Argentina — 0.0%
Grupo Financiero Galicia SA ADR	3,360	$183,019
Australia — 1.3%
ANZ Group Holdings Ltd.	31,466	575,209
BHP Group Ltd.	42,786	1,037,676
BHP Group Ltd. Class DI (a)	49,980	1,199,742
Downer EDI Ltd.	169,245	577,006
Macquarie Group Ltd.	5,435	673,814
Scentre Group	312,533	655,977
Worley Ltd.	90,925	821,318
		5,540,742
Austria — 0.8%
BAWAG Group AG (b)	18,016	1,861,746
Erste Group Bank AG	11,472	797,044
OMV AG	13,295	682,041
		3,340,831
Brazil — 1.9%
Arcos Dorados Holdings, Inc. Class A (a)	27,254	219,667
B3 SA - Brasil Bolsa Balcao	599,773	1,275,967
Banco BTG Pactual SA	83,200	491,346
Embraer SA (c)	62,500	720,128
Itau Unibanco Holding SA Sponsored ADR	18,669	102,680
Klabin SA	219,889	719,033
Localiza Rent a Car SA	4,468	26,300
MercadoLibre, Inc. (c)	1,079	2,104,989
Multiplan Empreendimentos Imobiliarios SA	79,485	314,795
NU Holdings Ltd. Class A (c)	15,381	157,501
Petroleo Brasileiro SA Sponsored ADR	22,925	328,745
Raia Drogasil SA	107,313	358,246
Rede D’Or Sao Luiz SA (b)	102,835	508,188
Vale SA Sponsored ADR	19,537	194,979
WEG SA	94,599	750,632
		8,273,196
Canada — 3.9%
Brookfield Corp.	15,558	814,199
Canadian National Railway Co.	21,151	2,061,377
Cenovus Energy, Inc.	61,238	851,089
Constellation Software, Inc.	509	1,611,967
Definity Financial Corp.	40,544	1,801,455
Descartes Systems Group, Inc. (c)	10,962	1,105,299

	Number of Shares	Value
Element Fleet Management Corp. (a)	137,726	$2,738,154
Great-West Lifeco, Inc.	39,164	1,534,392
Magna International, Inc.	15,420	524,126
National Bank of Canada (a)	19,106	1,576,887
Shopify, Inc. Class A (c)	10,923	1,041,890
Suncor Energy, Inc. (SU CN)	28,261	1,094,266
Suncor Energy, Inc. (SU US)	127	4,917
TMX Group Ltd.	13,362	487,849
		17,247,867
Chile — 0.3%
Antofagasta PLC	34,539	754,431
Banco de Chile	5,492,966	726,001
		1,480,432
China — 9.6%
Alibaba Group Holding Ltd.	127,700	2,117,348
Alibaba Group Holding Ltd. Sponsored ADR	24,237	3,204,859
Baidu, Inc. Sponsored ADR (a) (c)	4,198	386,342
Bank of Ningbo Co. Ltd. Class A	164,200	585,135
BeiGene Ltd. ADR (c)	4,503	1,225,582
BYD Co. Ltd. Class H	11,000	556,016
China Construction Bank Corp. Class H	1,168,000	1,036,278
China Mengniu Dairy Co. Ltd.	296,000	737,840
China Oilfield Services Ltd. Class A	141,200	274,477
China Resources Beer Holdings Co. Ltd.	65,000	236,387
China Resources Gas Group Ltd.	139,600	416,080
China Resources Land Ltd.	138,500	462,701
CRRC Corp. Ltd. Class A	282,700	275,620
Eastroc Beverage Group Co. Ltd. Class A	5,510	189,209
Fosun International Ltd.	290,500	155,758
Fuyao Glass Industry Group Co. Ltd. Class A	75,300	609,624
Hongfa Technology Co. Ltd. Class A	57,600	293,180
Kanzhun Ltd. ADR (c)	10,802	207,074
KE Holdings, Inc. ADR	115,031	2,310,973
Kuaishou Technology (b) (c)	38,900	274,861
Kweichow Moutai Co. Ltd. Class A	3,698	796,474
Meituan Class B (b) (c)	25,700	519,618
Midea Group Co. Ltd. (c)	29,500	300,233
NARI Technology Co. Ltd. Class A	216,921	656,500
NetEase, Inc.	52,300	1,077,885
NetEase, Inc. ADR	6,366	655,189

The accompanying notes are an integral part of the financial statements.
47

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
New Oriental Education & Technology Group, Inc. ADR	3,112	$148,785
NXP Semiconductor NV	4,375	831,513
PDD Holdings, Inc. ADR (c)	19,015	2,250,425
Prosus NV (PRX NA)	69,726	3,252,785
Prosus NV (PRX SJ)	23,752	1,096,987
Sany Heavy Industry Co. Ltd. Class A	319,700	841,460
Shandong Pharmaceutical Glass Co. Ltd. Class A	85,200	274,474
Shenzhen Inovance Technology Co. Ltd. Class A	89,600	844,560
Shenzhou International Group Holdings Ltd.	67,200	506,866
Silergy Corp.	49,000	560,909
Sunny Optical Technology Group Co. Ltd.	93,300	862,410
Tencent Holdings Ltd.	67,400	4,295,572
Tencent Music Entertainment Group ADR	1,884	27,148
Tongcheng Travel Holdings Ltd. (b)	407,200	1,099,937
Trip.com Group Ltd.	8,100	517,005
Trip.com Group Ltd. ADR	2,787	177,197
Wanhua Chemical Group Co. Ltd. Class A	28,700	266,198
Wilmar International Ltd.	243,500	604,294
Xiaomi Corp. Class B (b) (c)	100,600	638,884
Xinyi Glass Holdings Ltd.	379,000	373,002
Yangzijiang Shipbuilding Holdings Ltd.	227,700	397,555
Yifeng Pharmacy Chain Co. Ltd. Class A	147,398	506,647
Yum China Holdings, Inc.	28,664	1,492,248
Zhongsheng Group Holdings Ltd.	115,000	202,172
ZTO Express Cayman, Inc. ADR	20,814	412,950
		42,043,226
Denmark — 0.7%
Genmab AS (c)	2,982	582,158
Novo Nordisk AS Class B	17,749	1,230,225
Novo Nordisk AS Sponsored ADR	18,019	1,251,240
		3,063,623
Finland — 0.6%
Mandatum OYJ	58,003	351,896
Sampo OYJ Class A	189,077	1,810,867
Stora Enso OYJ Class R	52,317	496,447
		2,659,210
France — 7.2%
Air Liquide SA	5,721	1,088,716
Airbus SE	9,352	1,648,973

	Number of Shares	Value
Alstom SA (c)	26,976	$597,221
AXA SA	85,920	3,667,957
BNP Paribas SA	19,143	1,594,280
Cie de Saint-Gobain SA	10,334	1,027,222
Dassault Aviation SA	5,642	1,877,175
Edenred SE	26,850	876,119
Engie SA	91,276	1,778,585
EssilorLuxottica SA	2,606	749,707
Forvia SE	20,967	174,515
Hermes International SCA	270	707,529
Kering SA	2,435	505,714
L’Oreal SA	2,271	843,244
Legrand SA	9,268	981,335
LVMH Moet Hennessy Louis Vuitton SE	1,103	688,628
Safran SA	10,895	2,874,165
Sartorius Stedim Biotech	5,791	1,151,706
Societe Generale SA	40,497	1,828,351
Teleperformance SE	2,773	279,545
Thales SA	5,648	1,516,433
TotalEnergies SE	68,683	4,439,031
Vinci SA	5,438	687,190
		31,583,341
Germany — 6.3%
Allianz SE Registered	3,696	1,409,140
BASF SE	20,097	998,836
Covestro AG (c)	23,918	1,536,186
Daimler Truck Holding AG	16,262	653,726
Deutsche Post AG	15,850	676,533
Deutsche Telekom AG Registered	73,713	2,729,490
Douglas AG (c)	9,303	107,752
Evotec SE (c)	24,166	158,438
Heidelberg Materials AG	5,766	986,585
KION Group AG	17,837	736,623
Mercedes Benz Group AG	9,550	560,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,511	2,213,087
Puma SE	9,591	232,251
Rheinmetall AG	278	398,710
SAP SE	15,974	4,240,955
Schott Pharma AG & Co. KGaA	17,188	439,780
Siemens AG Registered	29,468	6,760,805
Siemens Healthineers AG (b)	44,172	2,370,043
Springer Nature AG & Co. KGaA (c)	11,522	235,471
		27,444,454
Guatemala — 0.2%
Millicom International Cellular SA	22,135	670,026

The accompanying notes are an integral part of the financial statements.
48

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 1.5%
AIA Group Ltd.	302,800	$2,288,929
Futu Holdings Ltd. ADR	6,481	663,330
Hongkong Land Holdings Ltd.	92,000	398,551
Jardine Matheson Holdings Ltd.	11,700	494,549
Prudential PLC	240,719	2,597,099
Wharf Real Estate Investment Co. Ltd.	70,000	170,475
		6,612,933
Hungary — 0.4%
OTP Bank Nyrt	27,533	1,855,120
India — 4.8%
Ashok Leyland Ltd.	239,847	569,285
Asian Paints Ltd.	6,155	167,345
Astral Ltd.	6,881	103,651
Avenue Supermarts Ltd. (b) (c)	3,438	164,103
Axis Bank Ltd.	102,772	1,322,104
Bharti Airtel Ltd.	21,729	438,080
Divi’s Laboratories Ltd.	2,083	140,452
HDFC Asset Management Co. Ltd. (b)	2,647	123,871
HDFC Bank Ltd.	38,099	810,307
HDFC Life Insurance Co. Ltd. (b)	55,685	442,780
Hindalco Industries Ltd.	80,434	640,671
Hindustan Unilever Ltd.	10,605	279,996
ICICI Bank Ltd.	180,721	2,846,807
ICICI Bank Ltd. Sponsored ADR	18,226	574,483
Indraprastha Gas Ltd.	334,788	795,435
Infosys Ltd.	35,389	646,587
InterGlobe Aviation Ltd. (b) (c)	4,745	282,571
JSW Energy Ltd.	20,335	127,381
Kotak Mahindra Bank Ltd.	85,662	2,175,889
Larsen & Toubro Ltd.	33,896	1,375,999
NTPC Green Energy Ltd. (c)	91,514	107,089
NTPC Ltd.	320,283	1,332,447
Power Grid Corp. of India Ltd.	78,303	264,705
Reliance Industries Ltd.	149,398	2,220,151
Shree Cement Ltd.	1,623	578,824
Shriram Finance Ltd.	111,401	851,128
Tata Consultancy Services Ltd.	5,443	228,605
Tech Mahindra Ltd.	35,695	587,088
Titan Co. Ltd.	7,022	251,192
Varun Beverages Ltd.	46,120	291,092
Voltas Ltd.	14,659	250,311
Zomato Ltd. (c)	36,433	85,400
		21,075,829
Indonesia — 1.0%
Bank Central Asia Tbk. PT	3,223,400	1,641,641
Bank Mandiri Persero Tbk. PT	891,300	279,029

	Number of Shares	Value
Bank Rakyat Indonesia Persero Tbk. PT	5,900,864	$1,427,247
Semen Indonesia Persero Tbk. PT	1,032,800	164,048
Sumber Alfaria Trijaya Tbk. PT	1,257,300	155,147
Telkom Indonesia Persero Tbk. PT	4,195,300	611,980
		4,279,092
Ireland — 0.2%
AerCap Holdings NV	6,770	691,691
Kingspan Group PLC	3,388	274,001
		965,692
Italy — 2.7%
Banca Mediolanum SpA	42,582	685,741
DiaSorin SpA	8,100	802,268
Enel SpA	175,078	1,420,189
Ferrari NV	1,498	638,929
Intesa Sanpaolo SpA	166,490	857,166
Leonardo SpA	30,188	1,473,358
Moncler SpA	10,617	656,046
Prysmian SpA	18,654	1,023,947
Ryanair Holdings PLC Sponsored ADR	11,348	480,815
UniCredit SpA	64,262	3,606,859
		11,645,318
Japan — 13.6%
Ajinomoto Co. Inc.	22,500	445,013
Asahi Group Holdings Ltd.	67,100	858,008
Astellas Pharma, Inc.	38,200	369,132
Calbee, Inc. (a)	35,800	668,007
Chugai Pharmaceutical Co. Ltd.	44,000	2,009,653
Daiichi Sankyo Co. Ltd.	20,700	485,744
Denso Corp.	44,300	549,628
Disco Corp.	3,300	679,437
Electric Power Development Co. Ltd. (a)	25,500	431,080
Fujitsu Ltd.	42,000	834,946
Hamamatsu Photonics KK	62,100	606,746
Hikari Tsushin, Inc.	1,700	438,226
Hitachi Ltd.	63,800	1,477,039
Isetan Mitsukoshi Holdings Ltd. (a)	66,300	949,509
KDDI Corp.	88,600	1,398,209
Keyence Corp.	3,200	1,256,023
Kubota Corp.	28,600	351,143
Kyushu Railway Co. (a)	27,200	662,420
LY Corp.	105,800	357,754
MatsukiyoCocokara & Co.	34,100	533,693
MINEBEA MITSUMI, Inc.	16,600	242,384
Mitsubishi Corp.	27,900	490,692
Mitsubishi Electric Corp.	110,300	2,013,906

The accompanying notes are an integral part of the financial statements.
49

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Estate Co. Ltd.	64,100	$1,046,126
Mitsubishi HC Capital, Inc. (a)	33,900	228,030
Mitsubishi UFJ Financial Group, Inc.	250,600	3,384,412
Mitsui Fudosan Co. Ltd.	200,500	1,789,986
Murata Manufacturing Co. Ltd.	21,200	329,610
Nextage Co. Ltd. (a)	32,200	327,230
Nippon Sanso Holdings Corp.	34,400	1,039,506
Nippon Steel Corp. (a)	25,600	546,499
Niterra Co. Ltd. (a)	11,200	340,119
Nomura Research Institute Ltd.	19,800	642,545
Olympus Corp.	71,200	935,187
Open House Group Co. Ltd. (a)	9,700	361,165
ORIX Corp.	40,500	837,916
Panasonic Holdings Corp.	66,400	795,401
Persol Holdings Co. Ltd.	362,500	601,453
Rakuten Bank Ltd. (c)	4,800	207,556
Recruit Holdings Co. Ltd.	28,100	1,459,804
Renesas Electronics Corp.	204,000	2,771,027
Resona Holdings, Inc.	81,500	705,403
Sega Sammy Holdings, Inc.	8,000	154,444
Seven & i Holdings Co. Ltd.	215,600	3,133,296
Shimizu Corp. (a)	36,700	325,458
Shin-Etsu Chemical Co. Ltd.	76,100	2,168,137
SMC Corp.	1,000	355,833
Sompo Holdings, Inc.	37,100	1,124,638
Sony Group Corp.	128,200	3,265,446
Stanley Electric Co. Ltd. (a)	26,600	499,908
Subaru Corp. (a)	23,700	421,961
SUMCO Corp. (a)	31,400	213,328
Sumitomo Corp.	63,800	1,433,242
Sumitomo Mitsui Trust Group, Inc.	20,000	499,071
Suzuki Motor Corp.	50,000	609,628
Sysmex Corp.	17,200	327,229
Taiheiyo Cement Corp.	19,200	502,083
Takeda Pharmaceutical Co. Ltd.	35,900	1,066,149
TechnoPro Holdings, Inc.	23,600	524,230
Tokio Marine Holdings, Inc.	43,100	1,662,264
Tokyo Electron Ltd.	4,800	654,531
Toyota Industries Corp.	3,000	256,031
Toyota Motor Corp.	176,500	3,113,197
Unicharm Corp.	70,900	563,943
Welcia Holdings Co. Ltd.	5,500	79,303
Yamaha Corp. (a)	49,600	384,241
		59,794,958
Luxembourg — 0.5%
ArcelorMittal SA	21,646	625,200
CVC Capital Partners PLC (b) (c)	70,910	1,409,263
		2,034,463

	Number of Shares	Value
Macau — 0.1%
Galaxy Entertainment Group Ltd.	114,000	$447,727
Malaysia — 0.1%
CIMB Group Holdings Bhd.	352,496	554,756
Mexico — 0.7%
Arca Continental SAB de CV (a)	14,057	146,989
Fomento Economico Mexicano SAB de CV ADR	2,601	253,806
Gruma SAB de CV Class B	28,866	518,938
Grupo Aeroportuario del Pacifico SAB de CV ADR	3,705	687,314
Grupo Financiero Banorte SAB de CV Class O	11,135	77,307
Grupo Mexico SAB de CV Series B	269,633	1,347,078
Wal-Mart de Mexico SAB de CV (a)	70,399	194,604
		3,226,036
Netherlands — 4.4%
Adyen NV (b) (c)	600	917,101
Akzo Nobel NV	17,189	1,059,725
Argenx SE ADR (c)	2,414	1,428,762
ASM International NV	850	389,451
ASML Holding NV	7,276	4,814,508
ASR Nederland NV	9,937	571,978
BE Semiconductor Industries NV	3,023	314,008
Euronext NV (b)	4,845	701,680
Heineken NV	25,581	2,089,111
ING Groep NV	236,547	4,630,789
Koninklijke Philips NV (c)	98,874	2,512,060
		19,429,173
Norway — 0.8%
DNB Bank ASA	56,788	1,493,648
Equinor ASA	50,804	1,345,426
Storebrand ASA	70,022	888,789
		3,727,863
Peru — 0.0%
Credicorp Ltd.	1,005	187,091
Philippines — 0.4%
Ayala Corp.	11,540	119,115
BDO Unibank, Inc.	136,774	366,271
Jollibee Foods Corp.	53,430	223,965
SM Investments Corp.	65,210	897,851
		1,607,202
Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	58,662	852,864

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Portugal — 1.0%
Banco Comercial Portugues SA Class R	1,306,453	$789,277
Galp Energia SGPS SA	108,137	1,901,515
Jeronimo Martins SGPS SA	90,204	1,916,135
		4,606,927
Republic of Korea — 2.8%
Coupang, Inc. (c)	18,478	405,223
HL Mando Co. Ltd.	11,983	317,828
Hyundai Mobis Co. Ltd.	1,679	298,650
Hyundai Motor Co.	5,235	706,373
KB Financial Group, Inc.	15,967	858,260
KT Corp. Sponsored ADR	40,860	723,631
KT Corp.	20,321	683,605
LG Chem Ltd.	1,498	252,349
Samsung Electronics Co. Ltd.	155,058	6,140,566
Samsung Life Insurance Co. Ltd.	11,818	669,647
SK Hynix, Inc.	10,879	1,442,688
		12,498,820
Russia — 0.0%
Novatek PJSC (d) (e)	73,140	—
Saudi Arabia — 1.0%
Al Rajhi Bank	30,879	839,118
Arabian Internet & Communications Services Co.	430	34,679
Saudi Awwal Bank	69,298	689,462
Saudi Basic Industries Corp.	13,799	233,711
Saudi National Bank	259,274	2,475,970
		4,272,940
Singapore — 1.0%
DBS Group Holdings Ltd.	26,090	895,395
Sea Ltd. ADR (c)	6,008	783,984
Seatrium Ltd. (c)	362,800	567,255
United Overseas Bank Ltd.	74,300	2,092,598
		4,339,232
South Africa — 0.3%
Bid Corp. Ltd. (a)	8,954	214,633
Capitec Bank Holdings Ltd.	1,218	206,928
Clicks Group Ltd.	7,624	141,197
FirstRand Ltd.	148,893	584,535
		1,147,293
Spain — 0.5%
Amadeus IT Group SA	20,678	1,584,620
Puig Brands SA Class B (c)	18,939	323,172
Redeia Corp. SA	24,310	488,178
		2,395,970

	Number of Shares	Value
Sweden — 1.6%
Assa Abloy AB Class B	27,907	$838,567
Autoliv, Inc.	7,041	623,972
Elekta AB Class B	51,345	269,030
Essity AB Class B (a)	63,432	1,802,882
Sandvik AB	35,048	739,360
Skandinaviska Enskilda Banken AB Class A (a)	45,437	745,000
Swedbank AB Class A	26,451	601,722
Telefonaktiebolaget LM Ericsson Class B (a)	181,079	1,404,728
		7,025,261
Switzerland — 2.0%
ABB Ltd. Registered	28,450	1,472,322
Barry Callebaut AG Registered (a)	152	201,606
Cie Financiere Richemont SA Registered Class A	7,509	1,311,264
Julius Baer Group Ltd.	36,426	2,516,088
Partners Group Holding AG	654	928,038
Sandoz Group AG	15,128	636,339
Sonova Holding AG Registered	2,700	787,057
Zurich Insurance Group AG	1,395	973,062
		8,825,776
Taiwan — 4.2%
Accton Technology Corp.	14,000	247,423
ASE Technology Holding Co. Ltd.	162,000	709,886
Chailease Holding Co. Ltd.	49,530	174,039
Delta Electronics, Inc.	9,000	99,205
Eclat Textile Co. Ltd.	35,000	467,052
Hon Hai Precision Industry Co. Ltd.	122,000	545,149
Largan Precision Co. Ltd.	3,000	214,621
MediaTek, Inc.	41,000	1,728,845
Taiwan Semiconductor Manufacturing Co. Ltd.	511,000	14,245,559
		18,431,779
Thailand — 0.6%
Advanced Info Service PCL	14,700	117,860
Bangkok Bank PCL Foreign Registered	160,300	694,594
SCB X PCL	231,900	841,111
True Corp. PCL NVDR (c)	2,261,400	783,722
		2,437,287
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	386,339	540,359
United Kingdom — 10.8%
Admiral Group PLC	20,719	765,628
Ashtead Group PLC	3,703	199,974

The accompanying notes are an integral part of the financial statements.
51

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AstraZeneca PLC Sponsored ADR	90,745	$6,669,757
Aviva PLC	83,021	598,292
Barclays PLC	370,080	1,389,685
Bridgepoint Group PLC (b)	219,625	913,411
British American Tobacco PLC	14,853	612,347
BT Group PLC (a)	785,819	1,687,427
Bunzl PLC	16,677	638,981
CK Hutchison Holdings Ltd.	89,000	503,071
Compass Group PLC	43,811	1,446,437
DCC PLC	7,825	522,410
Diageo PLC	23,183	604,770
Dowlais Group PLC	165,480	129,627
Hiscox Ltd.	55,652	846,176
HSBC Holdings PLC	163,194	1,850,405
Imperial Brands PLC	49,551	1,832,441
Informa PLC	73,422	734,462
Investec PLC	71,487	442,774
Johnson Matthey PLC	17,880	307,214
Kingfisher PLC	228,394	751,680
Lloyds Banking Group PLC	2,224,143	2,080,845
London Stock Exchange Group PLC	4,452	660,195
Melrose Industries PLC	142,708	879,493
National Grid PLC	171,828	2,238,620
Next PLC	7,310	1,052,366
Pearson PLC	27,065	427,653
Persimmon PLC	22,568	348,198
RELX PLC	20,054	1,007,337
Rolls-Royce Holdings PLC (c)	334,596	3,235,060
Segro PLC	160,628	1,433,581
Smith & Nephew PLC	38,777	545,407
Smiths Group PLC	25,655	642,549
SSE PLC	33,406	687,441
Standard Chartered PLC	120,341	1,783,574
Taylor Wimpey PLC	315,509	441,298
Unilever PLC (ULVR LN)	75,149	4,476,904
Unilever PLC (UNA NA)	14,379	856,493
WPP PLC	176,351	1,332,660
		47,576,643
United States — 6.8%
Alcon AG	18,389	1,736,055
Amcor PLC CDI	42,749	410,242
BP PLC	298,997	1,686,439
Broadcom, Inc.	6,827	1,143,045
BRP, Inc.	8,653	292,171
Cognizant Technology Solutions Corp. Class A	9,154	700,281
Experian PLC	12,005	556,401
Globant SA (c)	3,339	393,067
GSK PLC Sponsored ADR (a)	30,384	1,177,076

	Number of Shares	Value
ICON PLC (c)	3,062	$535,819
Mastercard, Inc. Class A	780	427,534
Nestle SA Registered	37,329	3,774,988
Novartis AG Registered	25,301	2,814,422
Qiagen NV	13,664	542,255
Roche Holding AG	12,526	4,118,580
Samsonite Group SA (b)	141,900	335,221
Sanofi SA	38,645	4,282,248
Schneider Electric SE	3,004	695,375
Shell PLC ADR	19,518	1,430,279
Signify NV (b)	23,204	504,896
Stellantis NV (a)	38,141	428,655
Tenaris SA	35,073	685,239
Waste Connections, Inc.	5,387	1,051,489
		29,721,777
TOTAL COMMON STOCK (Cost $375,969,603)		425,646,148
Preferred Stock — 0.3%
Brazil — 0.1%
Banco Bradesco SA 8.794%	208,800	463,598
Germany — 0.2%
Volkswagen AG 9.640%	7,662	776,008
TOTAL PREFERRED STOCK (Cost $1,331,697)		1,239,606
TOTAL EQUITIES (Cost $377,301,300)		426,885,754
Warrants — 0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 3/31/40 (a) (c) (d) (e)	1,982	—
TOTAL WARRANTS (Cost $0)		—
TOTAL LONG-TERM INVESTMENTS (Cost $377,301,300)		426,885,754
Short-Term Investments — 2.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (f)	2,578,405	2,578,405
Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund, 1.204% (g)	5,321,727	5,321,727

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (h)	$2,838,956	$ 2,838,956
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.311% 4/17/25 (i)	375,000	374,292
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,113,387)		11,113,380
TOTAL INVESTMENTS — 99.7%
(Cost $388,414,687) (j)		437,999,134
Other Assets/ (Liabilities) — 0.3%		1,152,364
NET ASSETS — 100.0%		$439,151,498

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $18,095,887 or 4.12% of net assets. The Fund received $17,073,065 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $13,068,174 or 2.98% of net assets.

(c)	Non-income producing security.
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(g)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(h)
Maturity value of $2,839,173. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $2,895,903.

(i)	The rate shown represents yield-to-maturity.
(j)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	23.8%
Industrials	15.0%
Information Technology	12.5%
Consumer Discretionary	11.4%
Health Care	10.0%
Consumer Staples	7.2%
Communication Services	4.6%
Materials	4.4%
Energy	4.0%
Utilities	2.3%
Real Estate	2.0%
Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
53

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)
OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
Julius Baer Group Ltd.	Goldman Sachs International*	4/17/25	68.00	16	CHF	108,800	$(46)	$(2,512)	$2,466
KE Holdings Inc., ADR	Morgan Stanley & Co. LLC*	6/20/25	27.00	25	USD	67,500	(1,110)	(5,000)	3,890
KE Holdings Inc., ADR	Morgan Stanley & Co. LLC*	6/20/25	28.00	25	USD	70,000	(903)	(4,237)	3,334
							$(2,059)	$(11,749)	$9,690

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/15/25	JPY	340,698,000	USD	2,324,059	$ (49,297)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

CHF	Swiss Franc
JPY	Japanese Yen
USD	U.S.Dollar

The accompanying notes are an integral part of the financial statements.
54

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Assets:
Investments, at value (Note 2) (a)	$ 494,901,467	$ 332,993,789
Repurchase agreements, at value (Note 2) (b)	9,799,940	2,137,024
Total investments (c)	504,701,407	335,130,813
Cash	25,227	183
Foreign currency, at value (d)	146,328	—
Receivables from:
Investments sold
Regular delivery	175,573	—
Delayed delivery	9,173,020	—
Fund shares sold	996,338	204,026
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	2,322,796	302,455
Foreign tax reclaims	16,327	110,013
Open forward contracts (Note 2)	80,038	—
Cash collateral pledged for open derivatives (Note 2)	2,820,000	—
Cash collateral pledged for when-issued securities (Note 2)	182,000	—
Prepaid expenses	53,750	96,856
Total assets	520,692,804	335,844,346
Liabilities:
Payables for:
Investments purchased
Regular delivery	5,629,697	—
Delayed delivery	53,918,579	—
Distributions (Note 2)	664	—
Fund shares redeemed	3,020,673	833,020
Trustees’ fees and expenses (Note 3)	110,166	174,735
Variation margin on open derivative instruments (Note 2)	56,573	—
Affiliates (Note 3):
Administration fees	90,201	85,505
Investment advisory fees	95,936	142,024
Service fees	35,503	41,619
Distribution fees	7,142	2,091
Open forward contracts (Note 2)	733,630	—
Cash collateral held for securities on loan (Note 2)	991,860	—
Cash collateral held for when-issued securities (Note 2)	72,000	—
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	191,048	165,454
Unrealized depreciation on:
Unfunded bank loan commitments (Note 2)	31	—
Total liabilities	64,953,703	1,444,448
Net assets	$455,739,101	$334,399,898
Net assets consist of:
Paid-in capital	$596,413,064	$239,489,624
Accumulated earnings (loss)	(140,673,963)	94,910,274
Net assets	$455,739,101	$334,399,898
(a) Cost of investments:	$506,076,523	$318,242,275
(b) Cost of repurchase agreements:	$9,799,940	$2,137,024
(c) Securities on loan with market value of:	$12,840,719	$38,824
(d) Cost of foreign currency:	$146,094	$—

The accompanying notes are an integral part of the financial statements.
55

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund

$ 2,130,404,366	$ 479,956,600	$ 1,927,815,166	$ 58,009,408	$ 3,968,612,299	$ 532,035,725
10,734,578	10,558,097	25,505,770	505,572	144,009,810	14,813,816
2,141,138,944	490,514,697	1,953,320,936	58,514,980	4,112,622,109	546,849,541
249	—	999	1,807	523	5,543
—	—	1	—	—	14

—	52,959	448,345	213,061	8,898,996	2,267,463
—	—	—	—	—	—
1,327,223	43,333	2,021,487	18,623	2,956,024	552,596
77,047	—	—	—	—	—
1,156,935	582,292	881,462	106,568	813,114	301,317
—	108,162	2,294,961	—	38,492	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
71,311	72,097	79,292	69,110	73,111	73,548
2,143,771,709	491,373,540	1,959,047,483	58,924,149	4,125,402,369	550,050,022

—	100,274	1,113,790	271,039	11,208,621	51,688
—	—	—	—	—	—
—	—	—	—	—	—
8,633,144	177,819	3,330,706	11,334,952	16,159,281	2,097,574
330,754	86,273	284,454	39,121	478,892	89,656
—	—	—	—	—	—

365,646	53,194	201,625	28,458	223,572	49,714
185,572	291,531	1,064,258	20,629	2,237,396	377,683
431,827	29,327	117,071	4,763	77,110	21,582
205,213	3,943	26,592	264	10,137	2,548
—	—	—	734	—	—
—	1,114,410	3,959,508	293,257	6,235,227	3,755,278
—	—	—	—	—	—
—	—	—	—	—	—
264,411	100,662	307,552	88,470	598,459	115,050

—	—	—	—	—	—
10,416,567	1,957,433	10,405,556	12,081,687	37,228,695	6,560,773
$2,133,355,142	$489,416,107	$1,948,641,927	$46,842,462	$4,088,173,674	$543,489,249

$972,387,856	$369,252,288	$780,914,111	$44,791,267	$3,397,833,272	$444,352,311
1,160,967,286	120,163,819	1,167,727,816	2,051,195	690,340,402	99,136,938
$2,133,355,142	$489,416,107	$1,948,641,927	$46,842,462	$4,088,173,674	$543,489,249
$1,085,146,958	$401,066,292	$1,157,776,762	$59,384,956	$3,548,053,504	$500,911,467
$10,734,578	$10,558,097	$25,505,770	$505,572	$144,009,810	$14,813,816
$2,219,858	$1,092,291	$3,879,375	$3,132,594	$229,156,448	$82,331,865
$—	$—	$1	$—	$—	$15

The accompanying notes are an integral part of the financial statements.
56

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Class I shares:
Net assets	$ 339,918,699	$ 92,216,518
Shares outstanding (a)	40,506,072	9,374,585
Net asset value, offering price and redemption price per share	$8.39	$9.84
Class R5 shares:
Net assets	$18,948,006	$95,616,781
Shares outstanding (a)	2,258,012	9,654,588
Net asset value, offering price and redemption price per share	$8.39	$9.90
Service Class shares:
Net assets	$38,182,192	$43,056,310
Shares outstanding (a)	4,519,865	4,348,842
Net asset value, offering price and redemption price per share	$8.45	$9.90
Administrative Class shares:
Net assets	$6,029,413	$35,176,992
Shares outstanding (a)	716,640	3,500,049
Net asset value, offering price and redemption price per share	$8.41	$10.05
Class R4 shares:
Net assets	$38,791,896	$11,778,265
Shares outstanding (a)	4,568,223	1,228,047
Net asset value, offering price and redemption price per share	$8.49	$9.59
Class A shares:
Net assets	$2,649,721	$52,954,583
Shares outstanding (a)	316,276	5,354,382
Net asset value and redemption price per share	$8.38	$9.89
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.75	$10.47
Class R3 shares:
Net assets	$11,219,174	$3,423,103
Shares outstanding (a)	1,331,157	350,338
Net asset value, offering price and redemption price per share	$8.43	$9.77
Class Y shares:
Net assets		$177,346
Shares outstanding (a)		17,909
Net asset value, offering price and redemption price per share		$9.90

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
57

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund

$ 588,645,462	$ 346,958,946	$ 1,169,153,045	$ 16,874,375	$ 3,053,750,246	$ 396,686,446
42,432,653	20,641,065	54,753,824	1,915,199	172,268,210	27,367,811
$13.87	$16.81	$21.35	$8.81	$17.73	$14.49

$390,044,305	$45,570,440	$279,022,130	$9,864,311	$710,229,000	$88,481,352
27,810,968	2,686,569	13,183,024	1,106,956	41,158,900	6,292,701
$14.02	$16.96	$21.17	$8.91	$17.26	$14.06

$269,966,212	$23,503,658	$162,143,297	$7,808,131	$117,134,325	$10,585,156
19,124,787	1,442,015	7,864,329	884,710	7,203,888	843,664
$14.12	$16.30	$20.62	$8.83	$16.26	$12.55

$228,923,141	$28,555,062	$174,901,686	$5,830,419	$94,449,780	$15,326,665
17,078,695	1,802,628	8,836,942	683,376	6,464,196	1,398,970
$13.40	$15.84	$19.79	$8.53	$14.61	$10.96

$314,842,184	$4,872,490	$50,645,304	$251,511	$32,117,267	$13,551,816
24,330,381	352,760	2,900,483	32,140	2,648,415	1,606,749
$12.94	$13.81	$17.46	$7.83	$12.13	$8.43

$26,726,082	$33,725,028	$74,086,864	$5,809,027	$65,342,750	$14,738,228
2,105,469	2,350,503	4,261,243	727,428	5,527,033	1,786,752
$12.69	$14.35	$17.39	$7.99	$11.82	$8.25
$13.43	$15.19	$18.40	$8.46	$12.51	$8.73

$314,207,756	$6,129,439	$38,456,717	$311,842	$15,058,726	$3,947,266
26,467,913	510,427	2,724,675	45,388	1,607,609	681,411
$11.87	$12.01	$14.11	$6.87	$9.37	$5.79

	$101,044	$232,884	$92,846	$91,580	$172,320
	5,963	11,001	10,428	5,308	12,259
	$16.95	$21.17	$8.90	$17.25	$14.06

The accompanying notes are an integral part of the financial statements.
58

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund
Assets:
Investments, at value (Note 2) (a)	$ 364,743,120	$ 435,160,178
Repurchase agreements, at value (Note 2) (b)	4,311,943	2,838,956
Total investments (c)	369,055,063	437,999,134
Cash	40	32,989
Foreign currency, at value (d)	205,562	1,872,357
Receivables from:
Investments sold
Regular delivery	408,467	1,498,098
Fund shares sold	477,006	17,287
Investment adviser (Note 3)	—	81,028
Interest and dividends	962,051	1,642,595
Foreign tax reclaims	3,098,041	3,915,681
Prepaid expenses	70,545	15,384
Total assets	374,276,775	447,074,553
Liabilities:
Payables for:
Investments purchased
Regular delivery	479,138	818,703
Fund shares redeemed	493,223	2,971,595
Trustees’ fees and expenses (Note 3)	73,184	68,788
Affiliates (Note 3):
Administration fees	50,812	26,734
Investment advisory fees	225,343	—
Service fees	20,388	—
Distribution fees	3,066	—
Written options outstanding, at value (Note 2) (e)	—	2,059
Open forward contracts (Note 2)	—	49,297
Cash collateral held for securities on loan (Note 2)	1,714,123	2,578,405
Commitments and Contingencies (Note 2)	—	—
Accrued expense and other liabilities	356,453	1,407,474
Total liabilities	3,415,730	7,923,055
Net assets	$370,861,045	$439,151,498
Net assets consist of:
Paid-in capital	$301,701,425	$310,542,188
Accumulated earnings (loss)	69,159,620	128,609,310
Net assets	$370,861,045	$439,151,498
(a) Cost of investments:	$308,768,523	$385,575,731
(b) Cost of repurchase agreements:	$4,311,943	$2,838,956
(c) Securities on loan with market value of:	$12,427,153	$18,095,887
(d) Cost of foreign currency:	$206,270	$1,881,515
(e) Premiums received on written options:	$—	$11,749

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund
Class I shares:
Net assets	$ 183,598,309	$ 439,151,498
Shares outstanding (a)	20,915,675	39,870,719
Net asset value, offering price and redemption price per share	$8.78	$11.01
Class R5 shares:
Net assets	$112,173,705
Shares outstanding (a)	12,702,730
Net asset value, offering price and redemption price per share	$8.83
Service Class shares:
Net assets	$30,222,090
Shares outstanding (a)	3,451,102
Net asset value, offering price and redemption price per share	$8.76
Administrative Class shares:
Net assets	$12,641,593
Shares outstanding (a)	1,423,629
Net asset value, offering price and redemption price per share	$8.88
Class R4 shares:
Net assets	$11,672,666
Shares outstanding (a)	1,399,954
Net asset value, offering price and redemption price per share	$8.34
Class A shares:
Net assets	$15,507,524
Shares outstanding (a)	1,797,644
Net asset value and redemption price per share	$8.63
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.13
Class R3 shares:
Net assets	$4,940,231
Shares outstanding (a)	583,469
Net asset value, offering price and redemption price per share	$8.47
Class Y shares:
Net assets	$104,927
Shares outstanding (a)	11,891
Net asset value, offering price and redemption price per share	$8.82

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Investment income (Note 2):
Dividends (a)	$—	$6,773,915
Interest	13,021,608	35,278
Securities lending net income	165,623	87
Total investment income	13,187,231	6,809,280
Expenses (Note 3):
Investment advisory fees	876,118	1,289,209
Custody and overdraft fees	56,996	57,046
Audit and tax fees	26,137	5,504
Legal fees	15,530	6,103
Proxy fees	1,497	1,343
Accounting & Administration fees	46,418	27,605
Shareholder reporting fees	29,044	16,603
Trustees’ fees	27,638	13,226
Registration and filing fees	52,676	80,518
Transfer agent fees	1,220	1,002
	1,133,274	1,498,159
Administration fees:
Class R5	10,685	45,347
Service Class	36,977	44,286
Administrative Class	13,530	58,395
Class R4	45,452	12,295
Class A	3,327	62,938
Class R3	11,829	3,145
Class Y	—	92
Distribution and Service fees:
Class R4	56,816	15,368
Class A	3,327	62,938
Class R3	29,572	7,862
Total expenses	1,344,789	1,810,825
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(131,698)	—
Class R5 fees reimbursed by adviser	(6,345)	—
Service Class fees reimbursed by adviser	(11,073)	—
Administrative Class fees reimbursed by adviser	(2,589)	—
Class R4 fees reimbursed by adviser	(13,561)	—
Class A fees reimbursed by adviser	(799)	—
Class R3 fees reimbursed by adviser	(3,479)	—
Class Y fees reimbursed by adviser	—	—
Net expenses:	1,175,245	1,810,825
Net investment income (loss)	12,011,986	4,998,455

The accompanying notes are an integral part of the financial statements.
61

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund

$ 15,464,616	$ 5,001,372	$ 6,617,317	$ 913,053	$ 12,548,856	$ 2,257,244
131,007	102,841	335,107	7,705	1,446,638	118,313
1,758	1,380	21,747	4,152	93,942	64,289
15,597,381	5,105,593	6,974,171	924,910	14,089,436	2,439,846

1,154,037	1,976,193	7,939,289	440,615	15,441,871	2,883,063
95,512	23,517	121,640	57,688	155,992	54,152
24,448	23,154	20,096	22,669	24,855	23,293
55,256	14,079	54,250	2,785	96,691	14,634
1,493	1,493	1,343	1,493	1,493	1,493
43,380	18,217	48,905	13,929	72,118	20,507
58,348	27,281	58,055	18,809	212,666	38,446
92,908	23,991	103,437	5,150	195,126	29,920
57,535	59,742	62,227	58,259	66,948	61,621
1,220	1,220	1,003	1,220	1,220	1,220
1,584,137	2,168,887	8,410,245	622,617	16,268,980	3,128,349

200,898	24,629	160,093	13,139	408,609	49,634
393,581	32,471	183,398	8,614	133,377	11,845
456,835	49,343	300,762	11,798	166,761	26,689
437,092	8,214	58,680	273	40,671	15,378
46,569	44,339	117,079	9,373	91,653	21,003
414,070	6,494	43,889	475	16,866	4,206
—	54	128	51	53	99

437,092	10,268	73,350	341	50,838	19,223
33,264	44,339	117,079	9,373	91,653	21,003
828,140	16,236	109,724	1,188	42,164	10,514
4,831,678	2,405,274	9,574,427	677,242	17,311,625	3,307,943

—	—	—	(88,800)	(272,140)	—
—	—	—	(45,322)	(61,314)	—
—	—	—	(14,826)	(10,004)	—
—	—	—	(13,526)	(8,364)	—
—	—	—	(466)	(3,058)	—
—	—	—	(12,901)	(5,500)	—
—	—	—	(805)	(1,267)	—
—	—	—	(174)	(12)	—
4,831,678	2,405,274	9,574,427	500,422	16,949,966	3,307,943
10,765,703	2,700,319	(2,600,256)	424,488	(2,860,530)	(868,097)

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Total Return Bond Fund	MassMutual Diversified Value Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(18,493,572)	82,630,780
Futures contracts	(3,354,110)	—
Swap agreements	462,842	—
Foreign currency transactions	24,379	57
Forward contracts	859,890	—
Net realized gain (loss)	(20,500,571)	82,630,837
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(4,261,226)	(66,607,922)
Unfunded bank loan commitments	(31)	—
Futures contracts	1,335,903	—
Swap agreements	179,394	—
Translation of assets and liabilities in foreign currencies	(2,041)	(1,761)
Forward contracts	(370,640)	—
Net change in unrealized appreciation (depreciation)	(3,118,641)	(66,609,683)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(23,619,212)	16,021,154
Net increase (decrease) in net assets resulting from operations	$ (11,607,226)	$ 21,019,609
(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
63

MM S&P 500 Index Fund	MassMutual Equity Opportunities Fund	MassMutual Blue Chip Growth Fund	MassMutual Small Company Value Fund	MassMutual Mid Cap Growth Fund	MassMutual Small Cap Growth Equity Fund

167,161,700	46,946,011	511,212,291	7,594,835	423,326,278	90,134,853
(173,353)	—	—	—	—	—
—	—	—	—	—	—
—	764	—	(83)	35	—
—	—	—	4,562	—	—
166,988,347	46,946,775	511,212,291	7,599,314	423,326,313	90,134,853

(223,432,499)	(72,449,085)	(481,133,496)	(10,902,334)	(752,092,338)	(143,682,717)
—	—	—	—	—	—
(253,583)	—	—	—	—	—
—	—	—	—	—	—
—	(2,726)	—	—	—	—
—	—	—	565	—	—
(223,686,082)	(72,451,811)	(481,133,496)	(10,901,769)	(752,092,338)	(143,682,717)
(56,697,735)	(25,505,036)	30,078,795	(3,302,455)	(328,766,025)	(53,547,864)
$(45,932,032)	$(22,804,717)	$27,478,539	$(2,877,967)	$(331,626,555)	$(54,415,961)
$3,524	$32,201	$(17,916)	$3,481	$41,717	$2,406

The accompanying notes are an integral part of the financial statements.
64

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund
Investment income (Note 2):
Dividends (a)	$ 2,907,311	$ 6,608,034
Interest	63,010	376,161
Securities lending net income	17,454	37,912
Total investment income	2,987,775	7,022,107
Expenses (Note 3):
Investment advisory fees	1,709,082	—
Custody and overdraft fees	72,791	319,229
Audit and tax fees	25,524	44,778
Legal fees	8,880	28,344
Proxy fees	1,493	1,493
Accounting & Administration fees	16,585	22,501
Shareholder reporting fees	23,010	24,369
Trustees’ fees	17,997	52,232
Registration and filing fees	59,493	11,761
Transfer agent fees	1,220	1,219
	1,936,075	505,926
Administration fees:
Class R5	56,472	—
Service Class	30,625	—
Administrative Class	19,211	—
Class R4	15,024	—
Class A	17,453	—
Class R3	5,049	—
Class Y	53	—
Distribution and Service fees:
Class R4	18,780	—
Class A	17,453	—
Class R3	12,622	—
Total expenses	2,128,817	505,926
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(137,222)	(505,926)
Class R5 fees reimbursed by adviser	(65,397)	—
Service Class fees reimbursed by adviser	(17,891)	—
Administrative Class fees reimbursed by adviser	(7,683)	—
Class R4 fees reimbursed by adviser	(8,717)	—
Class A fees reimbursed by adviser	(8,364)	—
Class R3 fees reimbursed by adviser	(3,023)	—
Class Y fees reimbursed by adviser	(62)	—
Net expenses:	1,880,458	—
Net investment income (loss)	1,107,317	7,022,107

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Overseas Fund	MassMutual Select T. Rowe Price International Equity Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	29,599,910	121,945,017
Written options	—	172,917
Foreign currency transactions	(28,213)	(20,473)
Forward contracts	—	214,071
Net realized gain (loss)	29,571,697	122,311,532
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	(47,395,954)	(188,051,436)
Written options	—	9,690
Translation of assets and liabilities in foreign currencies	(139,028)	(131,458)
Forward contracts	—	(804,251)
Net change in unrealized appreciation (depreciation)	(47,534,982)	(188,977,455)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(17,963,285)	(66,665,923)
Net increase (decrease) in net assets resulting from operations	$(16,855,968)	$(59,643,816)
(a) Net of foreign withholding tax of:	$321,840	$816,493
* Net of increase (decrease) in accrued foreign capital gains tax of:	$148,532	$1,946,291

The accompanying notes are an integral part of the financial statements.
66

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Total Return Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 12,011,986	$ 33,121,980
Net realized gain (loss)	(20,500,571)	1,850,436
Net change in unrealized appreciation (depreciation)	(3,118,641)	55,693,274
Net increase (decrease) in net assets resulting from operations	(11,607,226)	90,665,690
Distributions to shareholders (Note 2):
Class I	(10,530,390)	(45,110,303)
Class R5	(457,033)	(1,711,781)
Service Class	(728,731)	(2,872,017)
Administrative Class	(161,200)	(767,547)
Class R4	(785,095)	(3,088,763)
Class A	(45,412)	(563,876)
Class R3	(189,070)	(735,708)
Class Y	—*	—*
Total distributions	(12,896,931)	(54,849,995)
Net fund share transactions (Note 5):
Class I	(205,558,251)	(104,267,911)
Class R5	(3,326,540)	(4,527,113)
Service Class	976,511	(12,384,668)
Administrative Class	(5,545,137)	207,436
Class R4	(9,967,407)	(2,006,835)
Class A	14,165	(7,988,788)
Class R3	(1,637,010)	(1,345,829)
Class Y	—*	—*
Increase (decrease) in net assets from fund share transactions	(225,043,669)	(132,313,708)
Total increase (decrease) in net assets	(249,547,826)	(96,498,013)
Net assets
Beginning of period	705,286,927	801,784,940
End of period	$455,739,101	$705,286,927

*	Class Y is not currently available for purchase.

The accompanying notes are an integral part of the financial statements.
67

MassMutual Diversified Value Fund		MM S&P 500 Index Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$4,998,455	$4,554,752	$10,765,703	$27,474,308
82,630,837	47,477,835	166,988,347	523,916,328
(66,609,683)	14,994,262	(223,686,082)	224,028,002
21,019,609	67,026,849	(45,932,032)	775,418,638

(33,364,438)	(30,192,742)	(148,284,004)	(75,923,338)
(7,377,793)	(11,632,806)	(97,033,866)	(23,681,312)
(3,757,759)	(3,628,326)	(78,582,408)	(18,546,365)
(3,408,116)	(5,871,193)	(65,752,921)	(15,664,233)
(991,462)	(2,738,796)	(89,255,126)	(26,460,689)
(3,965,350)	(6,693,237)	(6,920,656)	(1,142,914)
(276,722)	(320,627)	(90,177,969)	(18,550,171)
(16,217)	(30,775)	—	—
(53,157,857)	(61,108,502)	(576,006,950)	(179,969,022)

(284,855,887)	213,839,406	96,472,664	(551,108,202)
13,046,838	41,734,075	100,684,564	(10,216,742)
1,025,073	33,326,181	27,658,134	(8,948,713)
(3,308,093)	23,933,906	30,699,743	(9,895,062)
(1,579,591)	4,483,777	27,939,258	(68,637,453)
7,162,835	26,761,117	9,674,676	5,486,683
909,749	2,157,536	86,805,923	16,804,542
—	97,246	—	—
(267,599,076)	346,333,244	379,934,962	(626,514,947)
(299,737,324)	352,251,591	(242,004,020)	(31,065,331)

634,137,222	281,885,631	2,375,359,162	2,406,424,493
$ 334,399,898	$ 634,137,222	$ 2,133,355,142	$ 2,375,359,162

The accompanying notes are an integral part of the financial statements.
68

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Equity Opportunities Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,700,319	$7,404,315
Net realized gain (loss)	46,946,775	58,046,337
Net change in unrealized appreciation (depreciation)	(72,451,811)	84,006,945
Net increase (decrease) in net assets resulting from operations	(22,804,717)	149,457,597
Distributions to shareholders (Note 2):
Class I	(48,808,762)	(19,864,488)
Class R5	(5,551,007)	(2,927,769)
Service Class	(3,862,341)	(1,495,996)
Administrative Class	(4,063,000)	(1,617,102)
Class R4	(1,250,742)	(482,616)
Class A	(4,458,997)	(1,738,106)
Class R3	(952,321)	(360,496)
Class Y	(12,872)	(4,631)
Total distributions	(68,960,042)	(28,491,204)
Net fund share transactions (Note 5):
Class I	(55,045,440)	(35,171,576)
Class R5	694,004	(23,093,804)
Service Class	(8,785,124)	(1,374,672)
Administrative Class	(3,726,521)	(3,829,567)
Class R4	(3,803,850)	(712,128)
Class A	1,272,881	(4,364,726)
Class R3	563,002	(759,805)
Class Y	—	—
Increase (decrease) in net assets from fund share transactions	(68,831,048)	(69,306,278)
Total increase (decrease) in net assets	(160,595,807)	51,660,115
Net assets
Beginning of period	650,011,914	598,351,799
End of period	$ 489,416,107	$ 650,011,914

The accompanying notes are an integral part of the financial statements.
69

MassMutual Blue Chip Growth Fund		MassMutual Small Company Value Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$(2,600,256)	$(4,591,798)	$424,488	$1,739,738
511,212,291	343,693,826	7,599,314	(2,240,595)
(481,133,496)	538,507,391	(10,901,769)	32,144,974
27,478,539	877,609,419	(2,877,967)	31,644,117

(32,879,931)	(493,688,703)	(983,305)	(7,650,993)
(5,610,550)	(88,358,553)	(349,063)	(1,713,680)
(3,308,492)	(46,294,080)	(103,340)	(447,396)
(3,748,973)	(52,610,505)	(86,945)	(529,294)
(1,294,320)	(17,758,272)	(1,747)	(39,971)
(2,047,474)	(28,985,829)	(73,361)	(494,109)
(1,139,715)	(15,868,729)	(5,510)	(26,231)
(4,664)	(39,125)	(1,316)	(5,277)
(50,034,119)	(743,603,796)	(1,604,587)	(10,906,951)

(694,598,020)	315,902,918	(53,772,352)	(79,079,545)
(30,563,433)	31,786,833	(15,879,634)	(5,392,276)
(5,641,311)	34,280,597	(1,401)	(136,807)
(20,733,809)	42,495,134	(2,866,356)	(978,095)
(5,723,240)	12,394,743	15,747	(471,661)
(16,383,419)	9,821,162	(1,560,224)	(1,405,557)
(3,654,006)	11,801,082	(240,347)	179,710
480	121,749	—	—
(777,296,758)	458,604,218	(74,304,567)	(87,284,231)
(799,852,338)	592,609,841	(78,787,121)	(66,547,065)

2,748,494,265	2,155,884,424	125,629,583	192,176,648
$ 1,948,641,927	$ 2,748,494,265	$ 46,842,462	$ 125,629,583

The accompanying notes are an integral part of the financial statements.
70

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Mid Cap Growth Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,860,530)	$(3,622,151)
Net realized gain (loss)	423,326,313	569,398,482
Net change in unrealized appreciation (depreciation)	(752,092,338)	515,835,529
Net increase (decrease) in net assets resulting from operations	(331,626,555)	1,081,611,860
Distributions to shareholders (Note 2):
Class I	(478,913,089)	(206,910,371)
Class R5	(107,689,368)	(46,174,720)
Service Class	(18,529,441)	(8,101,965)
Administrative Class	(17,063,745)	(7,794,010)
Class R4	(7,370,190)	(3,438,451)
Class A	(12,990,153)	(6,552,141)
Class R3	(3,576,753)	(1,457,171)
Class Y	(15,031)	(5,670)
Total distributions	(646,147,770)	(280,434,499)
Net fund share transactions (Note 5):
Class I	(82,932,318)	(480,095,622)
Class R5	31,553,947	(133,806,065)
Service Class	555,766	(15,419,008)
Administrative Class	1,768,500	(23,797,061)
Class R4	(3,641,112)	(6,963,994)
Class A	8,374,672	(19,509,408)
Class R3	2,360,486	(2,797,009)
Class Y	—	—
Increase (decrease) in net assets from fund share transactions	(41,960,059)	(682,388,167)
Total increase (decrease) in net assets	(1,019,734,384)	118,789,194
Net assets
Beginning of period	5,107,908,058	4,989,118,864
End of period	$ 4,088,173,674	$ 5,107,908,058

The accompanying notes are an integral part of the financial statements.
71

MassMutual Small Cap Growth Equity Fund		MassMutual Overseas Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$(868,097)	$(645,677)	$1,107,317	$7,699,602
90,134,853	62,290,704	29,571,697	18,259,386
(143,682,717)	144,712,832	(47,534,982)	68,050,112
(54,415,961)	206,357,859	(16,855,968)	94,009,100

(30,026,132)	—	(15,329,648)	(8,024,763)
(4,992,496)	—	(6,546,674)	(2,570,505)
(624,408)	—	(1,751,931)	(721,463)
(1,122,350)	—	(710,106)	(356,111)
(1,262,806)	—	(842,804)	(467,372)
(1,378,424)	—	(728,185)	(350,355)
(471,231)	—	(269,229)	(120,130)
(10,014)	—	(6,271)	(2,749)
(39,887,861)	—	(26,184,848)	(12,613,448)

(137,204,668)	(118,492,297)	(93,388,419)	(12,963,518)
1,531,685	(65,806,720)	2,835,587	5,743,386
(349,127)	(3,810,612)	537,186	687,725
294,817	(2,820,194)	39,490	(2,401,565)
165,060	366,176	(6,908,844)	(2,072,350)
400,043	(2,669,996)	1,130,637	(1,766,090)
655,622	(608,421)	(210,175)	(418,511)
1,098	71,099	—	—
(134,505,470)	(193,770,965)	(95,964,538)	(13,190,923)
(228,809,292)	12,586,894	(139,005,354)	68,204,729

772,298,541	759,711,647	509,866,399	441,661,670
$ 543,489,249	$ 772,298,541	$ 370,861,045	$ 509,866,399

The accompanying notes are an integral part of the financial statements.
72

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price International Equity Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,022,107	$38,834,057
Net realized gain (loss)	122,311,532	81,541,969
Net change in unrealized appreciation (depreciation)	(188,977,455)	203,926,539
Net increase (decrease) in net assets resulting from operations	(59,643,816)	324,302,565
Distributions to shareholders (Note 2):
Class I	(100,247,972)	(43,276,659)
Total distributions	(100,247,972)	(43,276,659)
Net fund share transactions (Note 5):
Class I	(724,459,152)	(399,916,396)
Increase (decrease) in net assets from fund share transactions	(724,459,152)	(399,916,396)
Total increase (decrease) in net assets	(884,350,940)	(118,890,490)
Net assets
Beginning of period	1,323,502,438	1,442,392,928
End of period	$ 439,151,498	$ 1,323,502,438

The accompanying notes are an integral part of the financial statements.
73

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$8.65	$0.17	$(0.27)	$(0.10)	$(0.16)	$—	$(0.16)	$8.39	(0.78%)[b]	$339,919	0.39%[a]	0.33%[a]	4.18%[a]
9/30/24	8.23	0.36	0.65	1.01	(0.59)	—	(0.59)	8.65	12.62%	565,972	0.38%	0.33%	4.25%
9/30/23	8.42	0.34	(0.30)	0.04	(0.23)	—	(0.23)	8.23	0.35%	642,178	0.38%	0.34%	3.98%
9/30/22	10.21	0.18	(1.78)	(1.60)	(0.17)	(0.02)	(0.19)	8.42	(15.97%)	553,149	0.37%	0.34%	1.92%
9/30/21	10.80	0.16	(0.13)	0.03	(0.24)	(0.38)	(0.62)	10.21	0.24%	677,869	0.36%	0.33%	1.55%
9/30/20	10.30	0.22	0.59	0.81	(0.31)	—	(0.31)	10.80	8.06%	616,932	0.36%	N/A	2.08%
Class R5
3/31/25[r]	$8.64	$0.17	$(0.26)	$(0.09)	$(0.16)	$—	$(0.16)	$8.39	(0.81%)[b]	$18,948	0.49%[a]	0.43%[a]	4.11%[a]
9/30/24	8.21	0.35	0.65	1.00	(0.57)	—	(0.57)	8.64	12.58%	22,998	0.48%	0.43%	4.15%
9/30/23	8.41	0.33	(0.31)	0.02	(0.22)	—	(0.22)	8.21	0.12%	26,262	0.48%	0.44%	3.87%
9/30/22	10.19	0.16	(1.76)	(1.60)	(0.16)	(0.02)	(0.18)	8.41	(15.99%)	25,777	0.47%	0.44%	1.74%
9/30/21	10.79	0.15	(0.14)	0.01	(0.23)	(0.38)	(0.61)	10.19	0.06%	39,879	0.46%	0.43%	1.45%
9/30/20	10.28	0.21	0.59	0.80	(0.29)	—	(0.29)	10.79	8.04%	38,177	0.46%	N/A	2.04%
Service Class
3/31/25[r]	$8.69	$0.17	$(0.25)	$(0.08)	$(0.16)	$—	$(0.16)	$8.45	(0.84%)[b]	$38,182	0.59%[a]	0.53%[a]	4.01%[a]
9/30/24	8.25	0.34	0.66	1.00	(0.56)	—	(0.56)	8.69	12.45%	38,251	0.58%	0.53%	4.05%
9/30/23	8.44	0.32	(0.30)	0.02	(0.21)	—	(0.21)	8.25	0.14%	48,425	0.58%	0.54%	3.77%
9/30/22	10.24	0.16	(1.79)	(1.63)	(0.15)	(0.02)	(0.17)	8.44	(16.22%)	49,614	0.57%	0.54%	1.67%
9/30/21	10.82	0.14	(0.12)	0.02	(0.22)	(0.38)	(0.60)	10.24	0.11%	70,920	0.55%	0.53%	1.33%
9/30/20	10.32	0.20	0.59	0.79	(0.29)	—	(0.29)	10.82	7.82%	93,185	0.56%	N/A	1.93%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	196%[t]	508%	465%	442%	435%	316%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended March 31, 2025 was 138%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
74

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$8.64	$0.16	$(0.24)	$(0.08)	$(0.15)	$—	$(0.15)	$8.41	(0.90%)[b]	$6,029	0.69%[a]	0.63%[a]	3.87%[a]
9/30/24	8.21	0.33	0.64	0.97	(0.54)	—	(0.54)	8.64	12.20%	11,976	0.68%	0.63%	3.95%
9/30/23	8.40	0.31	(0.30)	0.01	(0.20)	—	(0.20)	8.21	(0.01%)	11,176	0.68%	0.64%	3.69%
9/30/22	10.18	0.14	(1.76)	(1.62)	(0.14)	(0.02)	(0.16)	8.40	(16.20%)	9,165	0.67%	0.64%	1.44%
9/30/21	10.77	0.13	(0.13)	0.00[d]	(0.21)	(0.38)	(0.59)	10.18	(0.07%)	19,333	0.66%	0.63%	1.24%
9/30/20	10.25	0.19	0.59	0.78	(0.26)	—	(0.26)	10.77	7.79%	20,596	0.66%	N/A	1.84%
Class R4
3/31/25[r]	$8.72	$0.16	$(0.24)	$(0.08)	$(0.15)	$—	$(0.15)	$8.49	(0.95%)[b]	$38,792	0.84%[a]	0.78%[a]	3.76%[a]
9/30/24	8.27	0.32	0.65	0.97	(0.52)	—	(0.52)	8.72	12.06%	50,162	0.83%	0.78%	3.80%
9/30/23	8.46	0.30	(0.31)	(0.01)	(0.18)	—	(0.18)	8.27	(0.15%)	49,505	0.83%	0.79%	3.52%
9/30/22	10.25	0.13	(1.78)	(1.65)	(0.12)	(0.02)	(0.14)	8.46	(16.35%)	53,395	0.82%	0.79%	1.41%
9/30/21	10.83	0.11	(0.13)	(0.02)	(0.18)	(0.38)	(0.56)	10.25	(0.20%)	79,970	0.80%	0.78%	1.07%
9/30/20	10.32	0.18	0.59	0.77	(0.26)	—	(0.26)	10.83	7.64%	102,120	0.81%	N/A	1.72%
Class A
3/31/25[r]	$8.61	$0.15	$(0.24)	$(0.09)	$(0.14)	$—	$(0.14)	$8.38	(1.01%)[b]	$2,650	0.89%[a]	0.83%[a]	3.71%[a]
9/30/24	8.16	0.31	0.64	0.95	(0.50)	—	(0.50)	8.61	12.03%	2,708	0.90%	0.85%	3.75%
9/30/23	8.35	0.29	(0.30)	(0.01)	(0.18)	—	(0.18)	8.16	(0.19%)	10,415	0.93%	0.89%	3.41%
9/30/22	10.12	0.13	(1.77)	(1.64)	(0.11)	(0.02)	(0.13)	8.35	(16.40%)	11,149	0.92%	0.89%	1.42%
9/30/21	10.72	0.10	(0.13)	(0.03)	(0.19)	(0.38)	(0.57)	10.12	(0.33%)	11,662	0.91%	0.88%	0.98%
9/30/20	10.23	0.16	0.58	0.74	(0.25)	—	(0.25)	10.72	7.45%	11,334	0.91%	N/A	1.56%
Class R3
3/31/25[r]	$8.66	$0.15	$(0.25)	$(0.10)	$(0.13)	$—	$(0.13)	$8.43	(1.09%)[b]	$11,219	1.09%[a]	1.03%[a]	3.50%[a]
9/30/24	8.19	0.30	0.65	0.95	(0.48)	—	(0.48)	8.66	11.85%	13,219	1.08%	1.03%	3.55%
9/30/23	8.37	0.28	(0.30)	(0.02)	(0.16)	—	(0.16)	8.19	(0.34%)	13,823	1.08%	1.04%	3.26%
9/30/22	10.15	0.11	(1.78)	(1.67)	(0.09)	(0.02)	(0.11)	8.37	(16.62%)	17,646	1.07%	1.04%	1.20%
9/30/21	10.73	0.09	(0.12)	(0.03)	(0.17)	(0.38)	(0.55)	10.15	(0.37%)	22,384	1.05%	1.03%	0.83%
9/30/20	10.23	0.15	0.58	0.73	(0.23)	—	(0.23)	10.73	7.33%	27,785	1.06%	N/A	1.43%

The accompanying notes are an integral part of the financial statements.
75

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$10.46	$0.11	$0.19	$0.30	$(0.07)	$(0.85)	$(0.92)	$9.84	2.84%[b]	$92,217	0.57%[a]	2.08%[a]
9/30/24	11.03	0.23	2.80	3.03	(0.44)	(3.16)	(3.60)	10.46	29.01%	395,525	0.64%	1.96%
9/30/23	10.87	0.26	1.39	1.65	(0.26)	(1.23)	(1.49)	11.03	14.93%	174,006	0.61%	2.31%
9/30/22	13.48	0.25	(1.15)	(0.90)	(0.26)	(1.45)	(1.71)	10.87	(8.47%)	168,929	0.58%	1.97%
9/30/21	9.87	0.23	3.62	3.85	(0.24)	—	(0.24)	13.48	39.59%	230,230	0.57%	1.84%
9/30/20	11.48	0.25	(1.01)	(0.76)	(0.28)	(0.57)	(0.85)	9.87	(7.64%)	197,915	0.58%	2.42%
Class R5
3/31/25[r]	$10.51	$0.10	$0.20	$0.30	$(0.06)	$(0.85)	$(0.91)	$9.90	2.86%[b]	$95,617	0.67%[a]	1.87%[a]
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	28.97%	87,691	0.75%	1.85%
9/30/23	10.90	0.25	1.39	1.64	(0.25)	(1.23)	(1.48)	11.06	14.76%	46,196	0.71%	2.21%
9/30/22	13.50	0.24	(1.15)	(0.91)	(0.24)	(1.45)	(1.69)	10.90	(8.48%)	48,259	0.68%	1.86%
9/30/21	9.89	0.22	3.62	3.84	(0.23)	—	(0.23)	13.50	39.38%	70,251	0.67%	1.74%
9/30/20	11.50	0.24	(1.02)	(0.78)	(0.26)	(0.57)	(0.83)	9.89	(7.75%)	62,821	0.68%	2.33%
Service Class
3/31/25[r]	$10.51	$0.09	$0.21	$0.30	$(0.06)	$(0.85)	$(0.91)	$9.90	2.82%[b]	$43,056	0.77%[a]	1.78%[a]
9/30/24	11.06	0.20	2.83	3.03	(0.42)	(3.16)	(3.58)	10.51	28.86%	44,521	0.85%	1.74%
9/30/23	10.90	0.24	1.38	1.62	(0.23)	(1.23)	(1.46)	11.06	14.60%	11,363	0.81%	2.10%
9/30/22	13.50	0.23	(1.15)	(0.92)	(0.23)	(1.45)	(1.68)	10.90	(8.57%)	11,979	0.78%	1.77%
9/30/21	9.89	0.20	3.63	3.83	(0.22)	—	(0.22)	13.50	39.28%	15,170	0.77%	1.65%
9/30/20	11.51	0.23	(1.02)	(0.79)	(0.26)	(0.57)	(0.83)	9.89	(7.88%)	13,967	0.78%	2.25%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	34%	46%	45%	43%	60%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
76

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$10.65	$0.09	$0.21	$0.30	$(0.05)	$(0.85)	$(0.90)	$10.05	2.78%[b]	$35,177	0.87%[a]	1.70%[a]
9/30/24	11.17	0.20	2.85	3.05	(0.41)	(3.16)	(3.57)	10.65	28.74%	41,046	0.95%	1.64%
9/30/23	10.99	0.23	1.40	1.63	(0.22)	(1.23)	(1.45)	11.17	14.56%	17,730	0.91%	2.01%
9/30/22	13.61	0.21	(1.17)	(0.96)	(0.21)	(1.45)	(1.66)	10.99	(8.76%)	16,695	0.88%	1.66%
9/30/21	9.96	0.19	3.67	3.86	(0.21)	—	(0.21)	13.61	39.24%	21,354	0.87%	1.54%
9/30/20	11.59	0.22	(1.03)	(0.81)	(0.25)	(0.57)	(0.82)	9.96	(7.99%)	16,359	0.88%	2.12%
Class R4
3/31/25[r]	$10.19	$0.08	$0.19	$0.27	$(0.02)	$(0.85)	$(0.87)	$9.59	2.67%[b]	$11,778	1.02%[a]	1.52%[a]
9/30/24	10.79	0.17	2.75	2.92	(0.36)	(3.16)	(3.52)	10.19	28.57%	13,949	1.09%	1.50%
9/30/23	10.66	0.21	1.35	1.56	(0.20)	(1.23)	(1.43)	10.79	14.35%	9,562	1.06%	1.87%
9/30/22	13.24	0.19	(1.12)	(0.93)	(0.20)	(1.45)	(1.65)	10.66	(8.83%)	8,853	1.03%	1.51%
9/30/21	9.70	0.17	3.57	3.74	(0.20)	—	(0.20)	13.24	39.00%	12,608	1.02%	1.39%
9/30/20	11.31	0.20	(1.01)	(0.81)	(0.23)	(0.57)	(0.80)	9.70	(8.14%)	9,823	1.03%	2.00%
Class A
3/31/25[r]	$10.49	$0.07	$0.21	$0.28	$(0.03)	$(0.85)	$(0.88)	$9.89	2.68%[b]	$52,955	1.07%[a]	1.47%[a]
9/30/24	11.02	0.17	2.81	2.98	(0.35)	(3.16)	(3.51)	10.49	28.45%	48,480	1.16%	1.43%
9/30/23	10.86	0.20	1.38	1.58	(0.19)	(1.23)	(1.42)	11.02	14.25%	22,250	1.16%	1.77%
9/30/22	13.45	0.18	(1.15)	(0.97)	(0.17)	(1.45)	(1.62)	10.86	(8.93%)	21,805	1.13%	1.42%
9/30/21	9.85	0.16	3.63	3.79	(0.19)	—	(0.19)	13.45	38.84%	26,835	1.12%	1.29%
9/30/20	11.46	0.19	(1.02)	(0.83)	(0.21)	(0.57)	(0.78)	9.85	(8.22%)	27,575	1.13%	1.87%
Class R3
3/31/25[r]	$10.39	$0.06	$0.20	$0.26	$(0.03)	$(0.85)	$(0.88)	$9.77	2.54%[b]	$3,423	1.27%[a]	1.28%[a]
9/30/24	10.91	0.15	2.79	2.94	(0.30)	(3.16)	(3.46)	10.39	28.30%	2,737	1.35%	1.25%
9/30/23	10.78	0.18	1.37	1.55	(0.19)	(1.23)	(1.42)	10.91	14.07%	684	1.31%	1.60%
9/30/22	13.35	0.16	(1.14)	(0.98)	(0.14)	(1.45)	(1.59)	10.78	(9.09%)	1,395	1.28%	1.31%
9/30/21	9.77	0.14	3.61	3.75	(0.17)	—	(0.17)	13.35	38.73%	1,082	1.27%	1.14%
9/30/20	11.39	0.18	(1.02)	(0.84)	(0.21)	(0.57)	(0.78)	9.77	(8.38%)	1,492	1.28%	1.76%
Class Y
3/31/25[r]	$10.51	$0.10	$0.20	$0.30	$(0.06)	$(0.85)	$(0.91)	$9.90	2.86%[b]	$177	0.67%[a]	1.88%[a]
9/30/24	11.06	0.22	2.82	3.04	(0.43)	(3.16)	(3.59)	10.51	29.02%	188	0.75%	1.85%
9/30/23[g]	11.66	0.17	(0.77)aa	(0.60)	—	—	—	11.06	(5.15%)[b]	95	0.71%[a]	2.26%[a]

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MM S&P 500® Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$18.61	$0.10	$(0.16)	$(0.06)	$(0.25)	$(4.43)	$(4.68)	$13.87	(2.10%)[b]	$588,645	0.14%[a]	1.21%[a]
9/30/24	14.69	0.22	4.81	5.03	(0.22)	(0.89)	(1.11)	18.61	36.07%	653,044	0.14%	1.34%
9/30/23	15.93	0.23	2.82	3.05	(0.28)	(4.01)	(4.29)	14.69	21.49%	985,761	0.14%	1.54%
9/30/22	21.46	0.27	(2.98)	(2.71)	(0.29)	(2.53)	(2.82)	15.93	(15.56%)	900,471	0.12%	1.36%
9/30/21	19.31	0.28	4.91	5.19	(0.39)	(2.65)	(3.04)	21.46	29.93%	1,495,161	0.12%	1.36%
9/30/20	17.92	0.32	2.30	2.62	(0.40)	(0.83)	(1.23)	19.31	15.04%	1,210,251	0.12%	1.79%
Class R5
3/31/25[r]	$18.75	$0.09	$(0.16)	$(0.07)	$(0.23)	$(4.43)	$(4.66)	$14.02	(2.13%)[b]	$390,044	0.24%[a]	1.12%[a]
9/30/24	14.79	0.20	4.86	5.06	(0.21)	(0.89)	(1.10)	18.75	35.96%	395,100	0.24%	1.23%
9/30/23	16.00	0.21	2.85	3.06	(0.26)	(4.01)	(4.27)	14.79	21.40%	320,371	0.24%	1.44%
9/30/22	21.55	0.25	(3.01)	(2.76)	(0.26)	(2.53)	(2.79)	16.00	(15.68%)	300,070	0.22%	1.27%
9/30/21	19.38	0.26	4.93	5.19	(0.37)	(2.65)	(3.02)	21.55	29.78%	471,641	0.22%	1.26%
9/30/20	17.98	0.30	2.31	2.61	(0.38)	(0.83)	(1.21)	19.38	14.93%	416,360	0.22%	1.70%
Service Class
3/31/25[r]	$18.83	$0.08	$(0.16)	$(0.08)	$(0.20)	$(4.43)	$(4.63)	$14.12	(2.14%)[b]	$269,966	0.39%[a]	0.96%[a]
9/30/24	14.85	0.18	4.87	5.05	(0.18)	(0.89)	(1.07)	18.83	35.74%	326,017	0.39%	1.08%
9/30/23	16.04	0.19	2.86	3.05	(0.23)	(4.01)	(4.24)	14.85	21.24%	263,472	0.39%	1.29%
9/30/22	21.60	0.22	(3.02)	(2.80)	(0.23)	(2.53)	(2.76)	16.04	(15.84%)	244,212	0.37%	1.12%
9/30/21	19.41	0.23	4.95	5.18	(0.34)	(2.65)	(2.99)	21.60	29.63%	371,149	0.37%	1.11%
9/30/20	18.00	0.28	2.31	2.59	(0.35)	(0.83)	(1.18)	19.41	14.80%	381,745	0.37%	1.54%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	4%	4%	2%	2%	4%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
78

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$18.10	$0.07	$(0.16)	$(0.09)	$(0.18)	$(4.43)	$(4.61)	$13.40	(2.29%)[b]	$228,923	0.49%[a]	0.86%[a]
9/30/24	14.30	0.16	4.70	4.86	(0.17)	(0.89)	(1.06)	18.10	35.72%	268,409	0.49%	0.98%
9/30/23	15.59	0.17	2.76	2.93	(0.21)	(4.01)	(4.22)	14.30	21.04%	219,664	0.49%	1.19%
9/30/22	21.05	0.19	(2.92)	(2.73)	(0.20)	(2.53)	(2.73)	15.59	(15.88%)	213,739	0.47%	1.01%
9/30/21	18.99	0.20	4.83	5.03	(0.32)	(2.65)	(2.97)	21.05	29.45%	368,149	0.47%	1.01%
9/30/20	17.63	0.25	2.27	2.52	(0.33)	(0.83)	(1.16)	18.99	14.68%	370,740	0.47%	1.45%
Class R4
3/31/25[r]	$17.60	$0.05	$(0.13)	$(0.08)	$(0.15)	$(4.43)	$(4.58)	$12.94	(2.32%)[b]	$314,842	0.64%[a]	0.71%[a]
9/30/24	13.94	0.13	4.57	4.70	(0.15)	(0.89)	(1.04)	17.60	35.46%	382,613	0.64%	0.84%
9/30/23	15.29	0.15	2.70	2.85	(0.19)	(4.01)	(4.20)	13.94	20.87%	360,408	0.64%	1.04%
9/30/22	20.69	0.16	(2.87)	(2.71)	(0.16)	(2.53)	(2.69)	15.29	(16.01%)	333,263	0.62%	0.87%
9/30/21	18.71	0.17	4.75	4.92	(0.29)	(2.65)	(2.94)	20.69	29.26%	494,937	0.62%	0.87%
9/30/20	17.39	0.22	2.24	2.46	(0.31)	(0.83)	(1.14)	18.71	14.51%	561,315	0.62%	1.29%
Class A
3/31/25[r]	$17.36	$0.05	$(0.13)	$(0.08)	$(0.16)	$(4.43)	$(4.59)	$12.69	(2.37%)[b]	$26,726	0.74%[a]	0.62%[a]
9/30/24	13.76	0.11	4.51	4.62	(0.13)	(0.89)	(1.02)	17.36	35.29%	24,688	0.74%	0.72%
9/30/23	15.15	0.13	2.67	2.80	(0.18)	(4.01)	(4.19)	13.76	20.73%	14,603	0.74%	0.95%
9/30/22	20.51	0.14	(2.83)	(2.69)	(0.14)	(2.53)	(2.67)	15.15	(16.06%)	18,172	0.72%	0.77%
9/30/21	18.57	0.15	4.72	4.87	(0.28)	(2.65)	(2.93)	20.51	29.14%	25,655	0.72%	0.76%
9/30/20	17.26	0.21	2.21	2.42	(0.28)	(0.83)	(1.11)	18.57	14.40%	23,908	0.72%	1.20%
Class R3
3/31/25[r]	$16.50	$0.03	$(0.10)	$(0.07)	$(0.13)	$(4.43)	$(4.56)	$11.87	(2.42%)[b]	$314,208	0.89%[a]	0.47%[a]
9/30/24	13.14	0.08	4.29	4.37	(0.12)	(0.89)	(1.01)	16.50	35.06%	325,488	0.89%	0.58%
9/30/23	14.62	0.10	2.58	2.68	(0.15)	(4.01)	(4.16)	13.14	20.62%	242,145	0.89%	0.78%
9/30/22	19.92	0.11	(2.74)	(2.63)	(0.14)	(2.53)	(2.67)	14.62	(16.25%)	212,307	0.87%	0.63%
9/30/21	18.12	0.11	4.60	4.71	(0.26)	(2.65)	(2.91)	19.92	28.96%	271,678	0.87%	0.60%
9/30/20	16.87	0.17	2.17	2.34	(0.26)	(0.83)	(1.09)	18.12	14.25%	215,443	0.87%	1.04%

The accompanying notes are an integral part of the financial statements.
79

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Equity Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$19.67	$0.09	$(0.78)	$(0.69)	$(0.22)	$(1.95)	$(2.17)	$16.81	(3.65%)[b]	$346,959	0.76%[a]	1.02%[a]
9/30/24	16.24	0.22	4.00	4.22	(0.23)	(0.56)	(0.79)	19.67	26.74%	467,018	0.76%	1.25%
9/30/23	16.66	0.23	2.09	2.32	(0.25)	(2.49)	(2.74)	16.24	13.65%	416,283	0.75%	1.36%
9/30/22	20.17	0.23	(1.29)	(1.06)	(0.25)	(2.20)	(2.45)	16.66	(6.98%)	355,035	0.74%	1.17%
9/30/21	17.22	0.24	3.99	4.23	(0.24)	(1.04)	(1.28)	20.17	25.67%	432,817	0.73%	1.25%
9/30/20	18.33	0.27	0.26	0.53	(0.29)	(1.35)	(1.64)	17.22	2.73%	402,371	0.74%	1.64%
Class R5
3/31/25[r]	$19.82	$0.09	$(0.80)	$(0.71)	$(0.20)	$(1.95)	$(2.15)	$16.96	(3.73%)[b]	$45,570	0.86%[a]	0.95%[a]
9/30/24	16.35	0.20	4.04	4.24	(0.21)	(0.56)	(0.77)	19.82	26.65%	52,317	0.86%	1.14%
9/30/23	16.75	0.21	2.11	2.32	(0.23)	(2.49)	(2.72)	16.35	13.54%	63,720	0.85%	1.23%
9/30/22	20.26	0.21	(1.29)	(1.08)	(0.23)	(2.20)	(2.43)	16.75	(7.05%)	84,471	0.83%	1.06%
9/30/21	17.30	0.22	4.00	4.22	(0.22)	(1.04)	(1.26)	20.26	25.48%	165,143	0.83%	1.15%
9/30/20	18.41	0.26	0.25	0.51	(0.27)	(1.35)	(1.62)	17.30	2.61%	156,171	0.84%	1.50%
Service Class
3/31/25[r]	$19.12	$0.07	$(0.75)	$(0.68)	$(0.19)	$(1.95)	$(2.14)	$16.30	(3.75%)[b]	$23,504	0.96%[a]	0.82%[a]
9/30/24	15.81	0.18	3.88	4.06	(0.19)	(0.56)	(0.75)	19.12	26.44%	37,390	0.96%	1.04%
9/30/23	16.27	0.19	2.05	2.24	(0.21)	(2.49)	(2.70)	15.81	13.48%	32,092	0.95%	1.15%
9/30/22	19.75	0.18	(1.25)	(1.07)	(0.21)	(2.20)	(2.41)	16.27	(7.18%)	34,750	0.94%	0.96%
9/30/21	16.88	0.20	3.91	4.11	(0.20)	(1.04)	(1.24)	19.75	25.44%	46,987	0.93%	1.04%
9/30/20	18.00	0.23	0.25	0.48	(0.25)	(1.35)	(1.60)	16.88	2.52%	48,504	0.94%	1.41%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	17%	31%	24%	25%	25%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
80

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$18.64	$0.06	$(0.74)	$(0.68)	$(0.17)	$(1.95)	$(2.12)	$15.84	(3.84%)[b]	$28,555	1.06%[a]	0.73%[a]
9/30/24	15.42	0.16	3.80	3.96	(0.18)	(0.56)	(0.74)	18.64	26.41%	37,807	1.06%	0.94%
9/30/23	15.92	0.17	2.01	2.18	(0.19)	(2.49)	(2.68)	15.42	13.37%	34,721	1.05%	1.05%
9/30/22	19.38	0.16	(1.23)	(1.07)	(0.19)	(2.20)	(2.39)	15.92	(7.30%)	34,104	1.04%	0.86%
9/30/21	16.59	0.18	3.83	4.01	(0.18)	(1.04)	(1.22)	19.38	25.26%	51,726	1.03%	0.95%
9/30/20	17.71	0.21	0.25	0.46	(0.23)	(1.35)	(1.58)	16.59	2.42%	45,175	1.04%	1.30%
Class R4
3/31/25[r]	$16.52	$0.04	$(0.65)	$(0.61)	$(0.15)	$(1.95)	$(2.10)	$13.81	(3.91%)[b]	$4,872	1.21%[a]	0.50%[a]
9/30/24	13.76	0.12	3.37	3.49	(0.17)	(0.56)	(0.73)	16.52	26.19%	10,230	1.21%	0.80%
9/30/23	14.46	0.13	1.83	1.96	(0.17)	(2.49)	(2.66)	13.76	13.18%	9,151	1.21%	0.91%
9/30/22	17.80	0.12	(1.09)	(0.97)	(0.17)	(2.20)	(2.37)	14.46	(7.41%)	6,354	1.19%	0.71%
9/30/21	15.34	0.13	3.54	3.67	(0.17)	(1.04)	(1.21)	17.80	25.07%	8,727	1.18%	0.79%
9/30/20	16.48	0.18	0.23	0.41	(0.20)	(1.35)	(1.55)	15.34	2.28%	8,716	1.19%	1.18%
Class A
3/31/25[r]	$17.07	$0.04	$(0.67)	$(0.63)	$(0.14)	$(1.95)	$(2.09)	$14.35	(3.90%)[b]	$33,725	1.26%[a]	0.55%[a]
9/30/24	14.18	0.11	3.48	3.59	(0.14)	(0.56)	(0.70)	17.07	26.08%	38,346	1.28%	0.73%
9/30/23	14.83	0.12	1.87	1.99	(0.15)	(2.49)	(2.64)	14.18	13.05%	35,886	1.30%	0.80%
9/30/22	18.18	0.11	(1.12)	(1.01)	(0.14)	(2.20)	(2.34)	14.83	(7.46%)	38,062	1.29%	0.61%
9/30/21	15.64	0.12	3.61	3.73	(0.15)	(1.04)	(1.19)	18.18	24.94%	53,123	1.28%	0.70%
9/30/20	16.78	0.16	0.24	0.40	(0.19)	(1.35)	(1.54)	15.64	2.19%	55,832	1.29%	1.05%
Class R3
3/31/25[r]	$14.63	$0.02	$(0.57)	$(0.55)	$(0.12)	$(1.95)	$(2.07)	$12.01	(3.97%)[b]	$6,129	1.46%[a]	0.35%[a]
9/30/24	12.27	0.07	2.99	3.06	(0.14)	(0.56)	(0.70)	14.63	25.81%	6,786	1.46%	0.55%
9/30/23	13.16	0.08	1.68	1.76	(0.16)	(2.49)	(2.65)	12.27	12.96%	6,401	1.45%	0.66%
9/30/22	16.40	0.07	(0.98)	(0.91)	(0.13)	(2.20)	(2.33)	13.16	(7.66%)	4,064	1.44%	0.49%
9/30/21	14.22	0.09	3.27	3.36	(0.14)	(1.04)	(1.18)	16.40	24.79%	3,259	1.43%	0.55%
9/30/20	15.42	0.13	0.22	0.35	(0.20)	(1.35)	(1.55)	14.22	2.00%	3,447	1.44%	0.92%
Class Y
3/31/25[r]	$19.80	$0.09	$(0.78)	$(0.69)	$(0.21)	$(1.95)	$(2.16)	$16.95	(3.67%)[b]	$101	0.86%[a]	0.95%[a]
9/30/24	16.35	0.20	4.02	4.22	(0.21)	(0.56)	(0.77)	19.80	26.57%	118	0.86%	1.14%
9/30/23[g]	16.77	0.15	(0.57)aa	(0.42)	—	—	—	16.35	(2.50%)[b]	97	0.86%[a]	1.33%[a]

The accompanying notes are an integral part of the financial statements.
81

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$22.27	$(0.01)	$(0.50)aa	$(0.51)	$—	$(0.41)	$(0.41)	$21.35	(2.53%)[b]	$1,169,153	0.65%[a]	(0.12%)[a]
9/30/24	21.48	(0.02)	8.01	7.99	—	(7.20)	(7.20)	22.27	43.54%	1,853,589	0.65%	(0.10%)
9/30/23	18.74	(0.02)	5.76	5.74	(0.09)	(2.91)	(3.00)	21.48	34.60%	1,436,141	0.65%	(0.09%)
9/30/22	33.66	(0.04)	(8.56)	(8.60)	—	(6.32)	(6.32)	18.74	(31.96%)	1,748,402	0.64%	(0.15%)
9/30/21	28.98	(0.05)	6.11	6.06	—	(1.38)	(1.38)	33.66	21.60%	2,790,281	0.63%	(0.15%)
9/30/20	22.73	0.01	7.59	7.60	(0.09)	(1.26)	(1.35)	28.98	34.96%	2,729,246	0.64%	0.06%
Class R5
3/31/25[r]	$22.09	$(0.02)	$(0.49)aa	$(0.51)	$—	$(0.41)	$(0.41)	$21.17	(2.55%)[b]	$279,022	0.75%[a]	(0.20%)[a]
9/30/24	21.37	(0.04)	7.96	7.92	—	(7.20)	(7.20)	22.09	43.42%	319,891	0.75%	(0.20%)
9/30/23	18.65	(0.04)	5.74	5.70	(0.07)	(2.91)	(2.98)	21.37	34.48%	272,965	0.75%	(0.19%)
9/30/22	33.56	(0.06)	(8.53)	(8.59)	—	(6.32)	(6.32)	18.65	(32.04%)	333,396	0.74%	(0.25%)
9/30/21	28.93	(0.08)	6.09	6.01	—	(1.38)	(1.38)	33.56	21.46%	616,307	0.73%	(0.25%)
9/30/20	22.69	(0.01)	7.58	7.57	(0.07)	(1.26)	(1.33)	28.93	34.84%	604,630	0.74%	(0.04%)
Service Class
3/31/25[r]	$21.54	$(0.03)	$(0.48)aa	$(0.51)	$—	$(0.41)	$(0.41)	$20.62	(2.61%)[b]	$162,143	0.85%[a]	(0.30%)[a]
9/30/24	21.00	(0.07)	7.81	7.74	—	(7.20)	(7.20)	21.54	43.30%	175,054	0.85%	(0.30%)
9/30/23	18.37	(0.06)	5.65	5.59	(0.05)	(2.91)	(2.96)	21.00	34.34%	132,292	0.85%	(0.29%)
9/30/22	33.18	(0.09)	(8.40)	(8.49)	—	(6.32)	(6.32)	18.37	(32.12%)	121,094	0.84%	(0.35%)
9/30/21	28.64	(0.11)	6.03	5.92	—	(1.38)	(1.38)	33.18	21.36%	207,565	0.83%	(0.35%)
9/30/20	22.47	(0.04)	7.51	7.47	(0.04)	(1.26)	(1.30)	28.64	34.72%	184,567	0.84%	(0.17%)

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	7%	11%	16%	16%	20%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
82

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$20.70	$(0.04)	$(0.46)aa	$(0.50)	$—	$(0.41)	$(0.41)	$19.79	(2.67%)[b]	$174,902	0.95%[a]	(0.40%)[a]
9/30/24	20.43	(0.08)	7.55	7.47	—	(7.20)	(7.20)	20.70	43.17%	203,151	0.95%	(0.40%)
9/30/23	17.95	(0.07)	5.48	5.41	(0.02)	(2.91)	(2.93)	20.43	34.14%	152,817	0.95%	(0.39%)
9/30/22	32.58	(0.11)	(8.20)	(8.31)	—	(6.32)	(6.32)	17.95	(32.16%)	171,168	0.94%	(0.46%)
9/30/21	28.18	(0.14)	5.92	5.78	—	(1.38)	(1.38)	32.58	21.21%	347,256	0.93%	(0.45%)
9/30/20	22.13	(0.06)	7.40	7.34	(0.03)	(1.26)	(1.29)	28.18	34.60%	388,847	0.94%	(0.24%)
Class R4
3/31/25[r]	$18.32	$(0.05)	$(0.40)aa	$(0.45)	$—	$(0.41)	$(0.41)	$17.46	(2.75%)[b]	$50,645	1.10%[a]	(0.55%)[a]
9/30/24	18.79	(0.11)	6.84	6.73	—	(7.20)	(7.20)	18.32	42.97%	58,530	1.10%	(0.55%)
9/30/23	16.73	(0.09)	5.06	4.97	—	(2.91)	(2.91)	18.79	33.92%	45,784	1.10%	(0.54%)
9/30/22	30.82	(0.14)	(7.63)	(7.77)	—	(6.32)	(6.32)	16.73	(32.26%)	48,674	1.08%	(0.59%)
9/30/21	26.76	(0.17)	5.61	5.44	—	(1.38)	(1.38)	30.82	21.05%	128,730	1.08%	(0.60%)
9/30/20	21.09	(0.09)	7.02	6.93	—	(1.26)	(1.26)	26.76	34.34%	121,843	1.09%	(0.38%)
Class A
3/31/25[r]	$18.25	$(0.06)	$(0.39)aa	$(0.45)	$—	$(0.41)	$(0.41)	$17.39	(2.76%)[b]	$74,087	1.15%[a]	(0.60%)[a]
9/30/24	18.75	(0.12)	6.82	6.70	—	(7.20)	(7.20)	18.25	42.90%	93,830	1.17%	(0.62%)
9/30/23	16.71	(0.11)	5.06	4.95	—	(2.91)	(2.91)	18.75	33.82%	81,524	1.20%	(0.64%)
9/30/22	30.82	(0.16)	(7.63)	(7.79)	—	(6.32)	(6.32)	16.71	(32.34%)	80,084	1.19%	(0.70%)
9/30/21	26.79	(0.20)	5.61	5.41	—	(1.38)	(1.38)	30.82	20.91%	142,265	1.18%	(0.69%)
9/30/20	21.13	(0.11)	7.03	6.92	—	(1.26)	(1.26)	26.79	34.23%	202,794	1.18%	(0.48%)
Class R3
3/31/25[r]	$14.90	$(0.06)	$(0.32)aa	$(0.38)	$—	$(0.41)	$(0.41)	$14.11	(2.91%)[b]	$38,457	1.35%[a]	(0.79%)[a]
9/30/24	16.43	(0.13)	5.80	5.67	—	(7.20)	(7.20)	14.90	42.63%	44,207	1.35%	(0.80%)
9/30/23	15.00	(0.12)	4.46	4.34	—	(2.91)	(2.91)	16.43	33.59%	34,246	1.35%	(0.80%)
9/30/22	28.32	(0.18)	(6.82)	(7.00)	—	(6.32)	(6.32)	15.00	(32.41%)	30,331	1.34%	(0.85%)
9/30/21	24.76	(0.23)	5.17	4.94	—	(1.38)	(1.38)	28.32	20.72%	55,690	1.33%	(0.85%)
9/30/20	19.64	(0.13)	6.51	6.38	—	(1.26)	(1.26)	24.76	34.06%	60,548	1.33%	(0.62%)
Class Y
3/31/25[r]	$22.09	$(0.02)	$(0.49)aa	$(0.51)	$—	$(0.41)	$(0.41)	$21.17	(2.55%)[b]	$233	0.75%[a]	(0.19%)[a]
9/30/24	21.37	(0.05)	7.97	7.92	—	(7.20)	(7.20)	22.09	43.40%	243	0.75%	(0.20%)
9/30/23[g]	18.41	(0.03)	2.99	2.96	—	—	—	21.37	16.08%[b]	116	0.76%[a]	(0.20%)[a]

The accompanying notes are an integral part of the financial statements.
83

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.65	$0.04	$(0.74)	$(0.70)	$(0.14)	$—	$(0.14)	$8.81	(7.48%)[b]	$16,874	1.20%[a]	0.86%[a]	0.82%[a]
9/30/24	8.32	0.11	1.73	1.84	(0.07)	(0.44)	(0.51)	9.65	22.96%	71,068	1.06%	0.86%	1.22%
9/30/23	8.86	0.09	0.63	0.72	(0.07)	(1.19)	(1.26)	8.32	7.50%	137,558	1.01%	0.86%	1.05%
9/30/22	12.69	0.09	(2.16)	(2.07)	(0.04)	(1.72)	(1.76)	8.86	(19.24%)	132,528	0.95%	0.86%	0.77%
9/30/21	7.36	0.05	5.35	5.40	(0.07)	—	(0.07)	12.69	73.67%	179,847	0.96%	0.94%	0.48%
9/30/20	9.22	0.05	(1.41)	(1.36)	(0.07)	(0.43)	(0.50)	7.36	(15.96%)	86,121	1.00%	N/A	0.67%
Class R5
3/31/25[r]	$9.76	$0.05	$(0.77)	$(0.72)	$(0.13)	$—	$(0.13)	$8.91	(7.59%)[b]	$9,864	1.30%[a]	0.96%[a]	0.93%[a]
9/30/24	8.40	0.10	1.76	1.86	(0.06)	(0.44)	(0.50)	9.76	22.96%	27,755	1.17%	0.96%	1.13%
9/30/23	8.93	0.08	0.64	0.72	(0.06)	(1.19)	(1.25)	8.40	7.41%	28,982	1.11%	0.96%	0.94%
9/30/22	12.78	0.07	(2.18)	(2.11)	(0.02)	(1.72)	(1.74)	8.93	(19.35%)	35,442	1.05%	0.96%	0.66%
9/30/21	7.42	0.05	5.37	5.42	(0.06)	—	(0.06)	12.78	73.32%	65,854	1.06%	1.04%	0.40%
9/30/20	9.28	0.04	(1.41)	(1.37)	(0.06)	(0.43)	(0.49)	7.42	(15.95%)	48,006	1.10%	N/A	0.55%
Service Class
3/31/25[r]	$9.66	$0.04	$(0.75)	$(0.71)	$(0.12)	$—	$(0.12)	$8.83	(7.55%)[b]	$7,808	1.40%[a]	1.06%[a]	0.87%[a]
9/30/24	8.32	0.09	1.75	1.84	(0.06)	(0.44)	(0.50)	9.66	22.83%	8,563	1.27%	1.06%	1.04%
9/30/23	8.86	0.08	0.62	0.70	(0.05)	(1.19)	(1.24)	8.32	7.24%	7,433	1.21%	1.06%	0.85%
9/30/22	12.69	0.06	(2.16)	(2.10)	(0.01)	(1.72)	(1.73)	8.86	(19.41%)	7,189	1.15%	1.06%	0.58%
9/30/21	7.37	0.03	5.34	5.37	(0.05)	—	(0.05)	12.69	73.14%	8,737	1.16%	1.14%	0.28%
9/30/20	9.23	0.04	(1.42)	(1.38)	(0.05)	(0.43)	(0.48)	7.37	(16.11%)	4,281	1.20%	N/A	0.44%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	24%	57%	44%	42%	66%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
84

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.33	$0.03	$(0.73)	$(0.70)	$(0.10)	$—	$(0.10)	$8.53	(7.62%)[b]	$5,830	1.50%[a]	1.16%[a]	0.70%[a]
9/30/24	8.06	0.08	1.68	1.76	(0.05)	(0.44)	(0.49)	9.33	22.56%	9,342	1.37%	1.16%	0.94%
9/30/23	8.61	0.06	0.62	0.68	(0.04)	(1.19)	(1.23)	8.06	7.20%	8,981	1.31%	1.16%	0.75%
9/30/22	12.38	0.05	(2.10)	(2.05)	—	(1.72)	(1.72)	8.61	(19.50%)	9,380	1.25%	1.16%	0.47%
9/30/21	7.19	0.02	5.22	5.24	(0.05)	—	(0.05)	12.38	73.10%	14,862	1.26%	1.24%	0.20%
9/30/20	9.01	0.03	(1.38)	(1.35)	(0.04)	(0.43)	(0.47)	7.19	(16.15%)	12,971	1.30%	N/A	0.36%
Class R4
3/31/25[r]	$8.53	$0.03	$(0.67)	$(0.64)	$(0.06)	$—	$(0.06)	$7.83	(7.64%)[b]	$252	1.65%[a]	1.31%[a]	0.63%[a]
9/30/24	7.41	0.06	1.54	1.60	(0.04)	(0.44)	(0.48)	8.53	22.36%	259	1.52%	1.31%	0.76%
9/30/23	8.01	0.05	0.57	0.62	(0.03)	(1.19)	(1.22)	7.41	7.00%	647	1.46%	1.31%	0.60%
9/30/22	11.65	0.03	(1.95)	(1.92)	—	(1.72)	(1.72)	8.01	(19.62%)	628	1.40%	1.31%	0.33%
9/30/21	6.78	0.00[d]	4.91	4.91	(0.04)	—	(0.04)	11.65	72.68%	780	1.41%	1.40%	0.02%
9/30/20	8.52	0.02	(1.30)	(1.28)	(0.03)	(0.43)	(0.46)	6.78	(16.25%)	882	1.45%	N/A	0.28%
Class A
3/31/25[r]	$8.74	$0.02	$(0.68)	$(0.66)	$(0.09)	$—	$(0.09)	$7.99	(7.73%)[b]	$5,809	1.70%[a]	1.36%[a]	0.53%[a]
9/30/24	7.56	0.06	1.58	1.64	(0.02)	(0.44)	(0.46)	8.74	22.49%	7,954	1.59%	1.38%	0.72%
9/30/23	8.14	0.04	0.59	0.63	(0.02)	(1.19)	(1.21)	7.56	6.96%	8,125	1.56%	1.41%	0.48%
9/30/22	11.83	0.02	(1.99)	(1.97)	—	(1.72)	(1.72)	8.14	(19.76%)	10,387	1.50%	1.41%	0.22%
9/30/21	6.87	(0.01)	4.99	4.98	(0.02)	—	(0.02)	11.83	72.61%	13,826	1.51%	1.49%	(0.06%)
9/30/20	8.64	0.01	(1.33)	(1.32)	(0.02)	(0.43)	(0.45)	6.87	(16.45%)	10,694	1.55%	N/A	0.11%
Class R3
3/31/25[r]	$7.54	$0.01	$(0.59)	$(0.58)	$(0.09)	$—	$(0.09)	$6.87	(7.85%)[b]	$312	1.90%[a]	1.56%[a]	0.26%[a]
9/30/24	6.60	0.04	1.37	1.41	(0.03)	(0.44)	(0.47)	7.54	22.17%	589	1.77%	1.56%	0.57%
9/30/23	7.25	0.02	0.53	0.55	(0.01)	(1.19)	(1.20)	6.60	6.79%	363	1.71%	1.56%	0.34%
9/30/22	10.73	0.01	(1.77)	(1.76)	—	(1.72)	(1.72)	7.25	(19.84%)	332	1.65%	1.56%	0.08%
9/30/21	6.23	(0.02)	4.52	4.50	—	—	—	10.73	72.23%	359	1.66%	1.64%	(0.23%)
9/30/20	7.86	(0.00)[d]	(1.20)	(1.20)	(0.00)[d]	(0.43)	(0.43)	6.23	(16.47%)	151	1.70%	N/A	(0.04%)
Class Y
3/31/25[r]	$9.75	$0.05	$(0.77)	$(0.72)	$(0.13)	$—	$(0.13)	$8.90	(7.59%)[b]	$93	1.30%[a]	0.96%[a]	0.97%[a]
9/30/24	8.40	0.10	1.76	1.86	(0.07)	(0.44)	(0.51)	9.75	22.86%	102	1.17%	0.96%	1.14%
9/30/23[g]	9.59	0.06	(1.25)aa	(1.19)	—	—	—	8.40	(12.41%)[b]	88	1.11%[a]	0.96%[a]	1.02%[a]

The accompanying notes are an integral part of the financial statements.
85

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$21.93	$(0.01)	$(1.33)	$(1.34)	$(0.15)	$(2.71)	$(2.86)	$17.73	(7.76%)[b]	$3,053,750	0.68%[a]	0.66%[a]	(0.08%)[a]
9/30/24	18.72	(0.01)	4.29	4.28	—	(1.07)	(1.07)	21.93	23.63%	3,860,412	0.67%	0.66%	(0.03%)
9/30/23	18.55	0.01	2.79	2.80	—	(2.63)	(2.63)	18.72	15.49%	3,729,654	0.72%	0.68%	0.05%
9/30/22	31.23	(0.05)	(6.68)	(6.73)	—	(5.95)	(5.95)	18.55	(26.70%)	3,824,988	0.71%	0.69%	(0.19%)
9/30/21	25.51	(0.08)	7.39	7.31	—	(1.59)	(1.59)	31.23	29.56%	6,514,823	0.70%	N/A	(0.26%)
9/30/20	23.34	0.01	3.43	3.44	(0.01)	(1.26)	(1.27)	25.51	15.23%	6,188,463	0.71%	N/A	0.03%
Class R5
3/31/25[r]	$21.41	$(0.02)	$(1.30)	$(1.32)	$(0.12)	$(2.71)	$(2.83)	$17.26	(7.81%)[b]	$710,229	0.78%[a]	0.76%[a]	(0.17%)[a]
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	846,108	0.77%	0.76%	(0.12%)
9/30/23	18.22	(0.01)bb	2.74	2.73	—	(2.63)	(2.63)	18.32	15.38%	848,344	0.82%	0.78%	(0.05%)
9/30/22	30.80	(0.07)	(6.56)	(6.63)	—	(5.95)	(5.95)	18.22	(26.76%)	834,945	0.81%	0.79%	(0.30%)
9/30/21	25.20	(0.11)	7.30	7.19	—	(1.59)	(1.59)	30.80	29.44%	1,668,653	0.80%	N/A	(0.36%)
9/30/20	23.08	(0.02)	3.40	3.38	—	(1.26)	(1.26)	25.20	15.13%	1,471,580	0.81%	N/A	(0.07%)
Service Class
3/31/25[r]	$20.32	$(0.03)	$(1.22)	$(1.25)	$(0.10)	$(2.71)	$(2.81)	$16.26	(7.88%)[b]	$117,134	0.88%[a]	0.86%[a]	(0.27%)[a]
9/30/24	17.45	(0.04)	3.98	3.94	—	(1.07)	(1.07)	20.32	23.39%	144,867	0.87%	0.86%	(0.22%)
9/30/23	17.48	(0.03)bb	2.63	2.60	—	(2.63)	(2.63)	17.45	15.27%	138,437	0.92%	0.88%	(0.15%)
9/30/22	29.82	(0.09)	(6.30)	(6.39)	—	(5.95)	(5.95)	17.48	(26.85%)	158,487	0.91%	0.89%	(0.39%)
9/30/21	24.47	(0.13)	7.07	6.94	—	(1.59)	(1.59)	29.82	29.29%	325,714	0.90%	N/A	(0.46%)
9/30/20	22.47	(0.04)	3.30	3.26	—	(1.26)	(1.26)	24.47	15.00%	335,782	0.91%	N/A	(0.17%)

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	17%	32%	32%	22%	29%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
86

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$18.52	$(0.03)	$(1.09)	$(1.12)	$(0.08)	$(2.71)	$(2.79)	$14.61	(7.92%)[b]	$94,450	0.98%[a]	0.96%[a]	(0.37%)[a]
9/30/24	16.01	(0.06)	3.64	3.58	—	(1.07)	(1.07)	18.52	23.24%	117,654	0.97%	0.96%	(0.33%)
9/30/23	16.24	(0.04)bb	2.44	2.40	—	(2.63)	(2.63)	16.01	15.19%	123,684	1.02%	0.98%	(0.25%)
9/30/22	28.15	(0.10)	(5.86)	(5.96)	—	(5.95)	(5.95)	16.24	(26.93%)	136,292	1.01%	0.99%	(0.49%)
9/30/21	23.20	(0.15)	6.69	6.54	—	(1.59)	(1.59)	28.15	29.16%	246,666	1.00%	N/A	(0.56%)
9/30/20	21.38	(0.06)	3.14	3.08	—	(1.26)	(1.26)	23.20	14.92%	261,188	1.01%	N/A	(0.27%)
Class R4
3/31/25[r]	$15.82	$(0.04)	$(0.87)	$(0.91)	$(0.07)	$(2.71)	$(2.78)	$12.13	(7.98%)[b]	$32,117	1.13%[a]	1.11%[a]	(0.53%)[a]
9/30/24	13.83	(0.07)	3.13	3.06	—	(1.07)	(1.07)	15.82	23.13%	45,671	1.12%	1.11%	(0.48%)
9/30/23	14.37	(0.06)bb	2.15	2.09	—	(2.63)	(2.63)	13.83	14.99%	46,605	1.17%	1.13%	(0.40%)
9/30/22	25.63	(0.13)	(5.18)	(5.31)	—	(5.95)	(5.95)	14.37	(27.06%)	59,611	1.16%	1.14%	(0.66%)
9/30/21	21.28	(0.17)	6.11	5.94	—	(1.59)	(1.59)	25.63	28.97%	155,374	1.15%	N/A	(0.72%)
9/30/20	19.74	(0.08)	2.88	2.80	—	(1.26)	(1.26)	21.28	14.73%	176,500	1.16%	N/A	(0.42%)
Class A
3/31/25[r]	$15.48	$(0.04)	$(0.86)	$(0.90)	$(0.05)	$(2.71)	$(2.76)	$11.82	(8.04%)[b]	$65,343	1.18%[a]	1.16%[a]	(0.57%)[a]
9/30/24	13.57	(0.08)	3.06	2.98	—	(1.07)	(1.07)	15.48	22.98%	75,519	1.18%	1.17%	(0.54%)
9/30/23	14.15	(0.07)bb	2.12	2.05	—	(2.63)	(2.63)	13.57	14.94%	84,046	1.27%	1.23%	(0.50%)
9/30/22	25.35	(0.14)	(5.11)	(5.25)	—	(5.95)	(5.95)	14.15	(27.14%)	87,758	1.26%	1.24%	(0.74%)
9/30/21	21.08	(0.20)	6.06	5.86	—	(1.59)	(1.59)	25.35	28.86%	167,114	1.25%	N/A	(0.81%)
9/30/20	19.58	(0.10)	2.86	2.76	—	(1.26)	(1.26)	21.08	14.64%	196,756	1.26%	N/A	(0.52%)
Class R3
3/31/25[r]	$12.82	$(0.04)	$(0.65)	$(0.69)	$(0.05)	$(2.71)	$(2.76)	$9.37	(8.10%)[b]	$15,059	1.38%[a]	1.36%[a]	(0.77%)[a]
9/30/24	11.42	(0.09)	2.56	2.47	—	(1.07)	(1.07)	12.82	22.83%	17,564	1.37%	1.36%	(0.72%)
9/30/23	12.30	(0.08)bb	1.83	1.75	—	(2.63)	(2.63)	11.42	14.70%	18,253	1.42%	1.38%	(0.65%)
9/30/22	22.84	(0.14)	(4.45)	(4.59)	—	(5.95)	(5.95)	12.30	(27.25%)	19,336	1.41%	1.39%	(0.89%)
9/30/21	19.16	(0.21)	5.48	5.27	—	(1.59)	(1.59)	22.84	28.65%	31,715	1.40%	N/A	(0.96%)
9/30/20	17.93	(0.12)	2.61	2.49	—	(1.26)	(1.26)	19.16	14.48%	31,065	1.41%	N/A	(0.67%)
Class Y
3/31/25[r]	$21.41	$(0.02)	$(1.31)	$(1.33)	$(0.12)	$(2.71)	$(2.83)	$17.25	(7.85%)[b]	$92	0.78%[a]	0.76%[a]	(0.17%)[a]
9/30/24	18.32	(0.02)	4.18	4.16	—	(1.07)	(1.07)	21.41	23.48%	114	0.77%	0.76%	(0.12%)
9/30/23[g]	18.84	(0.00)d,bb	(0.52)aa	(0.52)	—	—	—	18.32	(2.76%)[b]	97	0.82%[a]	0.79%[a]	(0.04%)[a]

The accompanying notes are an integral part of the financial statements.
87

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$16.94	$(0.02)	$(1.61)	$(1.63)	$(0.00)[d]	$(0.82)	$(0.82)	$14.49	(10.31%)[b]	$396,686	0.87%[a]	(0.19%)[a]
9/30/24	13.05	(0.01)	3.90	3.89	—	—	—	16.94	29.81%	601,905	0.85%	(0.03%)
9/30/23	11.96	0.01	1.08	1.09	(0.00)[d]	—	(0.00)[d]	13.05	9.15%	562,807	0.86%	0.07%
9/30/22	20.88	(0.02)	(4.41)	(4.43)	—	(4.49)	(4.49)	11.96	(26.63%)	368,199	0.87%	(0.12%)
9/30/21	16.42	(0.07)	5.93	5.86	—	(1.40)	(1.40)	20.88	36.62%	487,031	0.86%	(0.37%)
9/30/20	15.30	(0.03)	2.97	2.94	(0.14)	(1.68)	(1.82)	16.42	20.54%	342,888	0.87%	(0.19%)
Class R5
3/31/25[r]	$16.46	$(0.02)	$(1.56)	$(1.58)	$—	$(0.82)	$(0.82)	$14.06	(10.33%)[b]	$88,481	0.97%[a]	(0.28%)[a]
9/30/24	12.69	(0.02)	3.79	3.77	—	—	—	16.46	29.71%	101,773	0.95%	(0.13%)
9/30/23	11.64	(0.00)d,bb	1.05	1.05	—	—	—	12.69	9.02%	135,631	0.96%	(0.02%)
9/30/22	20.47	(0.04)	(4.30)	(4.34)	—	(4.49)	(4.49)	11.64	(26.73%)	88,121	0.97%	(0.24%)
9/30/21	16.13	(0.09)	5.83	5.74	—	(1.40)	(1.40)	20.47	36.53%	155,912	0.96%	(0.47%)
9/30/20	15.06	(0.04)	2.91	2.87	(0.12)	(1.68)	(1.80)	16.13	20.40%	134,136	0.97%	(0.29%)
Service Class
3/31/25[r]	$14.78	$(0.03)	$(1.38)	$(1.41)	$—	$(0.82)	$(0.82)	$12.55	(10.35%)[b]	$10,585	1.07%[a]	(0.38%)[a]
9/30/24	11.41	(0.03)	3.40	3.37	—	—	—	14.78	29.54%	12,621	1.05%	(0.23%)
9/30/23	10.47	(0.01)bb	0.95	0.94	—	—	—	11.41	8.98%	13,031	1.06%	(0.13%)
9/30/22	18.89	(0.05)	(3.88)	(3.93)	—	(4.49)	(4.49)	10.47	(26.82%)	17,932	1.06%	(0.34%)
9/30/21	14.99	(0.10)	5.40	5.30	—	(1.40)	(1.40)	18.89	36.36%	36,258	1.06%	(0.57%)
9/30/20	14.12	(0.05)	2.71	2.66	(0.11)	(1.68)	(1.79)	14.99	20.26%	31,977	1.07%	(0.39%)

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	35%	54%	64%	75%	81%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
88

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$13.01	$(0.03)	$(1.20)	$(1.23)	$—	$(0.82)	$(0.82)	$10.96	(10.38%)[b]	$15,327	1.17%[a]	(0.48%)[a]
9/30/24	10.05	(0.04)	3.00	2.96	—	—	—	13.01	29.45%	17,985	1.15%	(0.33%)
9/30/23	9.24	(0.02)bb	0.83	0.81	—	—	—	10.05	8.77%	16,287	1.17%	(0.23%)
9/30/22	17.21	(0.05)	(3.43)	(3.48)	—	(4.49)	(4.49)	9.24	(26.83%)	18,393	1.17%	(0.43%)
9/30/21	13.77	(0.11)	4.95	4.84	—	(1.40)	(1.40)	17.21	36.23%	29,715	1.16%	(0.67%)
9/30/20	13.10	(0.06)	2.51	2.45	(0.10)	(1.68)	(1.78)	13.77	20.16%	29,067	1.17%	(0.49%)
Class R4
3/31/25[r]	$10.20	$(0.03)	$(0.92)	$(0.95)	$—	$(0.82)	$(0.82)	$8.43	(10.50%)[b]	$13,552	1.32%[a]	(0.63%)[a]
9/30/24	7.90	(0.04)	2.34	2.30	—	—	—	10.20	29.11%	16,166	1.30%	(0.48%)
9/30/23	7.27	(0.03)bb	0.66	0.63	—	—	—	7.90	8.67%	12,210	1.32%	(0.38%)
9/30/22	14.53	(0.05)	(2.72)	(2.77)	—	(4.49)	(4.49)	7.27	(26.91%)	11,840	1.32%	(0.58%)
9/30/21	11.82	(0.12)	4.23	4.11	—	(1.40)	(1.40)	14.53	36.02%	17,129	1.31%	(0.82%)
9/30/20	11.48	(0.07)	2.18	2.11	(0.09)	(1.68)	(1.77)	11.82	20.01%	15,517	1.32%	(0.65%)
Class A
3/31/25[r]	$10.00	$(0.03)	$(0.90)	$(0.93)	$—	$(0.82)	$(0.82)	$8.25	(10.51%)[b]	$14,738	1.37%[a]	(0.68%)[a]
9/30/24	7.74	(0.05)	2.31	2.26	—	—	—	10.00	29.20%	17,445	1.37%	(0.55%)
9/30/23	7.13	(0.04)bb	0.65	0.61	—	—	—	7.74	8.56%	15,900	1.42%	(0.48%)
9/30/22	14.36	(0.06)	(2.68)	(2.74)	—	(4.49)	(4.49)	7.13	(27.06%)	18,688	1.42%	(0.69%)
9/30/21	11.71	(0.13)	4.18	4.05	—	(1.40)	(1.40)	14.36	35.83%	31,656	1.41%	(0.91%)
9/30/20	11.38	(0.08)	2.16	2.08	(0.07)	(1.68)	(1.75)	11.71	19.94%	34,699	1.42%	(0.74%)
Class R3
3/31/25[r]	$7.26	$(0.03)	$(0.62)	$(0.65)	$—	$(0.82)	$(0.82)	$5.79	(10.62%)[b]	$3,947	1.57%[a]	(0.88%)[a]
9/30/24	5.63	(0.05)	1.68	1.63	—	—	—	7.26	28.95%	4,202	1.55%	(0.72%)
9/30/23	5.20	(0.04)bb	0.47	0.43	—	—	—	5.63	8.27%	3,751	1.56%	(0.63%)
9/30/22	11.72	(0.06)	(1.97)	(2.03)	—	(4.49)	(4.49)	5.20	(27.10%)	3,408	1.57%	(0.83%)
9/30/21	9.78	(0.12)	3.46	3.34	—	(1.40)	(1.40)	11.72	35.63%	4,813	1.56%	(1.07%)
9/30/20	9.79	(0.08)	1.82	1.74	(0.07)	(1.68)	(1.75)	9.78	19.66%	3,930	1.57%	(0.90%)
Class Y
3/31/25[r]	$16.45	$(0.02)	$(1.55)	$(1.57)	$—	$(0.82)	$(0.82)	$14.06	(10.27%)[b]	$172	0.97%[a]	(0.28%)[a]
9/30/24	12.69	(0.02)	3.78	3.76	—	—	—	16.45	29.63%	201	0.95%	(0.13%)
9/30/23[g]	13.36	(0.00)d,bb	(0.67)aa	(0.67)	—	—	—	12.69	(5.01%)[b]	95	0.97%[a]	(0.00)[a,e]

The accompanying notes are an integral part of the financial statements.
89

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Overseas Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.53	$0.02	$(0.23)	$(0.21)	$(0.16)	$(0.38)	$(0.54)	$8.78	(2.03%)[b]	$183,598	0.91%[a]	0.79%[a]	0.55%[a]
9/30/24	8.03	0.15	1.59	1.74	(0.15)	(0.09)	(0.24)	9.53	22.03%	304,638	0.92%	0.79%	1.69%
9/30/23	6.94	0.14	1.69	1.83	(0.17)	(0.57)	(0.74)	8.03	26.64%	268,465	0.91%	0.79%	1.71%
9/30/22	10.17	0.16	(2.40)	(2.24)	(0.15)	(0.84)	(0.99)	6.94	(24.66%)	232,441	0.91%	0.79%	1.75%
9/30/21	7.99	0.12	2.27	2.39	(0.05)	(0.16)	(0.21)	10.17	30.17%	383,223	0.88%	0.79%	1.23%
9/30/20	8.35	0.05	(0.07)	(0.02)	(0.19)	(0.15)	(0.34)	7.99	(0.59%)	370,549	0.89%	0.83%	0.68%
Class R5
3/31/25[r]	$9.58	$0.03	$(0.25)	$(0.22)	$(0.15)	$(0.38)	$(0.53)	$8.83	(2.13%)[b]	$112,174	1.01%[a]	0.89%[a]	0.59%[a]
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.91%	118,322	1.02%	0.89%	1.62%
9/30/23	6.97	0.14	1.69	1.83	(0.16)	(0.57)	(0.73)	8.07	26.54%	94,523	1.01%	0.89%	1.64%
9/30/22	10.21	0.15	(2.42)	(2.27)	(0.13)	(0.84)	(0.97)	6.97	(24.74%)	86,220	1.00%	0.89%	1.64%
9/30/21	8.02	0.11	2.28	2.39	(0.04)	(0.16)	(0.20)	10.21	30.07%	158,046	0.98%	0.89%	1.11%
9/30/20	8.38	0.05	(0.08)	(0.03)	(0.18)	(0.15)	(0.33)	8.02	(0.67%)	132,845	0.99%	0.94%	0.58%
Service Class
3/31/25[r]	$9.50	$0.02	$(0.24)	$(0.22)	$(0.14)	$(0.38)	$(0.52)	$8.76	(2.14%)[b]	$30,222	1.11%[a]	0.99%[a]	0.49%[a]
9/30/24	8.01	0.13	1.58	1.71	(0.13)	(0.09)	(0.22)	9.50	21.71%	32,118	1.12%	0.99%	1.50%
9/30/23	6.92	0.11	1.70	1.81	(0.15)	(0.57)	(0.72)	8.01	26.45%	26,462	1.11%	0.99%	1.31%
9/30/22	10.14	0.14	(2.40)	(2.26)	(0.12)	(0.84)	(0.96)	6.92	(24.79%)	30,651	1.10%	0.99%	1.61%
9/30/21	7.97	0.10	2.26	2.36	(0.03)	(0.16)	(0.19)	10.14	29.91%	45,454	1.08%	0.99%	1.02%
9/30/20	8.33	0.04	(0.08)	(0.04)	(0.17)	(0.15)	(0.32)	7.97	(0.79%)	37,997	1.09%	1.03%	0.49%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	8%	21%	16%	17%	27%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
90

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.62	$0.02	$(0.25)	$(0.23)	$(0.13)	$(0.38)	$(0.51)	$8.88	(2.24%)[b]	$12,642	1.21%[a]	1.09%[a]	0.38%[a]
9/30/24	8.10	0.12	1.61	1.73	(0.12)	(0.09)	(0.21)	9.62	21.70%	13,616	1.22%	1.09%	1.37%
9/30/23	6.99	0.12	1.70	1.82	(0.14)	(0.57)	(0.71)	8.10	26.34%	13,549	1.21%	1.09%	1.44%
9/30/22	10.24	0.13	(2.43)	(2.30)	(0.11)	(0.84)	(0.95)	6.99	(24.93%)	13,633	1.20%	1.09%	1.47%
9/30/21	8.05	0.08	2.30	2.38	(0.03)	(0.16)	(0.19)	10.24	29.72%	19,735	1.18%	1.09%	0.81%
9/30/20	8.40	0.03	(0.07)	(0.04)	(0.16)	(0.15)	(0.31)	8.05	(0.77%)	19,034	1.19%	1.14%	0.38%
Class R4
3/31/25[r]	$9.05	$0.00[d]	$(0.22)	$(0.22)	$(0.11)	$(0.38)	$(0.49)	$8.34	(2.28%)[b]	$11,673	1.36%[a]	1.24%[a]	0.07%[a]
9/30/24	7.64	0.11	1.50	1.61	(0.11)	(0.09)	(0.20)	9.05	21.40%	20,001	1.37%	1.24%	1.28%
9/30/23	6.63	0.10	1.61	1.71	(0.13)	(0.57)	(0.70)	7.64	26.11%	18,860	1.36%	1.24%	1.27%
9/30/22	9.75	0.11	(2.29)	(2.18)	(0.10)	(0.84)	(0.94)	6.63	(24.94%)	16,144	1.35%	1.24%	1.34%
9/30/21	7.68	0.07	2.18	2.25	(0.02)	(0.16)	(0.18)	9.75	29.46%	20,875	1.33%	1.24%	0.70%
9/30/20	8.03	0.02	(0.06)	(0.04)	(0.16)	(0.15)	(0.31)	7.68	(0.90%)	18,019	1.34%	1.28%	0.28%
Class A
3/31/25[r]	$9.35	$0.01	$(0.24)	$(0.23)	$(0.11)	$(0.38)	$(0.49)	$8.63	(2.32%)[b]	$15,508	1.41%[a]	1.29%[a]	0.26%[a]
9/30/24	7.88	0.10	1.56	1.66	(0.10)	(0.09)	(0.19)	9.35	21.38%	15,496	1.44%	1.31%	1.17%
9/30/23	6.81	0.10	1.66	1.76	(0.12)	(0.57)	(0.69)	7.88	26.07%	14,642	1.46%	1.34%	1.21%
9/30/22	9.98	0.11	(2.36)	(2.25)	(0.08)	(0.84)	(0.92)	6.81	(25.07%)	12,858	1.45%	1.34%	1.22%
9/30/21	7.85	0.06	2.24	2.30	(0.01)	(0.16)	(0.17)	9.98	29.45%	24,231	1.43%	1.34%	0.59%
9/30/20	8.21	0.01	(0.08)	(0.07)	(0.14)	(0.15)	(0.29)	7.85	(1.17%)	30,721	1.44%	1.38%	0.17%
Class R3
3/31/25[r]	$9.18	$(0.00)d,bb	$(0.24)	$(0.24)	$(0.09)	$(0.38)	$(0.47)	$8.47	(2.44%)[b]	$4,940	1.61%[a]	1.49%[a]	(0.02%)[a]
9/30/24	7.74	0.08	1.54	1.62	(0.09)	(0.09)	(0.18)	9.18	21.26%	5,562	1.62%	1.49%	0.97%
9/30/23	6.70	0.08	1.64	1.72	(0.11)	(0.57)	(0.68)	7.74	25.83%	5,064	1.61%	1.49%	1.01%
9/30/22	9.85	0.10	(2.34)	(2.24)	(0.07)	(0.84)	(0.91)	6.70	(25.23%)	4,036	1.61%	1.49%	1.16%
9/30/21	7.76	0.05	2.21	2.26	(0.01)	(0.16)	(0.17)	9.85	29.29%	6,971	1.58%	1.49%	0.51%
9/30/20	8.11	(0.00)[d]	(0.07)	(0.07)	(0.13)	(0.15)	(0.28)	7.76	(1.19%)	6,093	1.59%	1.53%	(0.03%)
Class Y
3/31/25[r]	$9.58	$0.03	$(0.26)	$(0.23)	$(0.15)	$(0.38)	$(0.53)	$8.82	(2.23%)[b]	$105	1.01%[a]	0.89%[a]	0.59%[a]
9/30/24	8.07	0.14	1.60	1.74	(0.14)	(0.09)	(0.23)	9.58	21.94%	114	1.02%	0.89%	1.60%
9/30/23[g]	8.41	0.13	(0.47)aa	(0.34)	—	—	—	8.07	(4.04%)[b]	96	1.01%[a]	0.89%[a]	2.40%[a]

The accompanying notes are an integral part of the financial statements.
91

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$12.07	$0.08	$(0.21)	$(0.13)	$(0.38)	$(0.55)	$(0.93)	$11.01	(0.74%)[b]	$439,151	0.11%[a]	0.00%[a]	1.51%[a]
9/30/24	10.00	0.28	2.09	2.37	(0.30)	—	(0.30)	12.07	24.27%	1,323,502	0.10%	0.00%	2.63%
9/30/23	8.39	0.28	1.61	1.89	(0.28)	(0.00)[d]	(0.28)	10.00	22.72%	1,442,393	0.08%	0.00%	2.82%
9/30/22	11.71	0.32	(3.16)	(2.84)	(0.32)	(0.16)	(0.48)	8.39	(25.28%)	1,272,996	0.08%	0.00%	3.03%
9/30/21	9.51	0.27	2.10	2.37	(0.17)	—	(0.17)	11.71	25.11%	1,700,098	0.07%	0.00%	2.39%
9/30/20	9.43	0.15	0.16	0.31	(0.23)	—	(0.23)	9.51	3.11%	1,314,433	0.65%	0.55%	1.63%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	14%	32%	24%	32%	28%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
92

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 32 series, including the following 10 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Total Return Bond Fund (“Total Return Bond Fund”)
MassMutual Diversified Value Fund (“Diversified Value Fund”)
MM S&P 500® Index Fund (“S&P 500 Index Fund”)
MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)
MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MassMutual Small Company Value Fund (“Small Company Value Fund”)
MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MassMutual Overseas Fund (“Overseas Fund”)
MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which

93

Notes to Financial Statements (Unaudited) (Continued)
generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by

94

Notes to Financial Statements (Unaudited) (Continued)
the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Diversified Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2025. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

95

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of March 31, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Bank Loans	$—	$8,221,572	$—	$8,221,572
Corporate Debt	—	72,499,943	—	72,499,943
Municipal Obligations	—	3,297,639	—	3,297,639
Non-U.S. Government Agency Obligations	—	87,968,953	—	87,968,953
Sovereign Debt Obligations	—	2,679,406	—	2,679,406
U.S. Government Agency Obligations and Instrumentalities	—	168,048,467	—	168,048,467
U.S. Treasury Obligations	—	83,064,769	—	83,064,769
Common Stock	611,830	—	—	611,830
Purchased Options	—	139,111	—	139,111
Short-Term Investments	991,860	77,177,857	—	78,169,717
Total Investments	$1,603,690	$503,097,717	$—	$504,701,407
Liability Investments
Unfunded Loan Commitments**	$—	$(31)	$—	$(31)
Asset Derivatives
Forward Contracts	$—	$80,038	$—	$80,038
Futures Contracts	2,093,017	—	—	2,093,017
Total	$2,093,017	$80,038	$—	$2,173,055
Liability Derivatives
Forward Contracts	$—	$(733,630)	$—	$(733,630)
Futures Contracts	(215,802)	—	—	(215,802)
Total	$(215,802)	$(733,630)	$—	$(949,432)
S&P 500 Index Fund
Asset Investments
Common Stock	$2,129,758,584	$—	$—	$2,129,758,584
Short-Term Investments	—	11,380,360	—	11,380,360
Total Investments	$2,129,758,584	$11,380,360	$—	$2,141,138,944
Liability Derivatives
Futures Contracts	$(97,789)	$—	$—	$(97,789)
Equity Opportunities Fund
Asset Investments
Common Stock	$470,919,219	$6,980,890*	$—	$477,900,109
Preferred Stock	—	941,905*	—	941,905
Short-Term Investments	1,114,586	10,558,097	—	11,672,683
Total Investments	$472,033,805	$18,480,892	$—	$490,514,697
Blue Chip Growth Fund
Asset Investments
Common Stock	$1,902,118,144	$2,198,055	$—	$1,904,316,199
Corporate Debt	—	3,250,346	—	3,250,346
Exchange-Traded Funds	16,288,999	—	—	16,288,999
Short-Term Investments	3,959,622	25,505,770	—	29,465,392
Total Investments	$1,922,366,765	$30,954,171	$—	$1,953,320,936

96

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small Company Value Fund
Asset Investments
Common Stock	$57,559,797	$156,354*	$—	$57,716,151
Short-Term Investments	293,257	505,572	—	798,829
Total Investments	$57,853,054	$661,926	$—	$58,514,980
Liability Derivatives
Forward Contracts	$—	$(734)	$—	$(734)
Mid Cap Growth Fund
Asset Investments
Common Stock	$3,960,636,707	$—	$—	$3,960,636,707
Preferred Stock	—	1,739,991	—	1,739,991
Short-Term Investments	6,235,601	144,009,810	—	150,245,411
Total Investments	$3,966,872,308	$145,749,801	$—	$4,112,622,109
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$526,997,327	$—	$—	$526,997,327
Exchange-Traded Funds	1,283,120	—	—	1,283,120
Short-Term Investments	3,755,278	14,813,816	—	18,569,094
Total Investments	$532,035,725	$14,813,816	$—	$546,849,541
Overseas Fund
Asset Investments
Common Stock*
Australia	$—	$5,101,282	$—	$5,101,282
Belgium	—	2,460,552	—	2,460,552
Canada	10,317,672	—	—	10,317,672
China	—	9,578,562	—	9,578,562
Denmark	—	8,548,314	—	8,548,314
France	—	59,206,057	—	59,206,057
Germany	—	51,152,192	—	51,152,192
Hong Kong	—	7,927,603	—	7,927,603
India	—	5,141,140	—	5,141,140
Indonesia	—	1,662,875	—	1,662,875
Ireland	—	2,937,545	—	2,937,545
Israel	3,125,923	—	—	3,125,923
Italy	4,870,262	9,012,165	—	13,882,427
Japan	—	47,571,012	—	47,571,012
Luxembourg	—	2,294,163	—	2,294,163
Netherlands	—	9,515,346	—	9,515,346
Portugal	—	1,741,163	—	1,741,163
Republic of Korea	—	3,609,290	—	3,609,290
Singapore	—	3,574,371	—	3,574,371
Spain	—	4,837,007	—	4,837,007
Sweden	—	4,094,908	—	4,094,908
Switzerland	—	21,266,862	—	21,266,862
Taiwan	3,984,664	—	—	3,984,664
United Kingdom	844,106	37,827,332	—	38,671,438
United States	6,048,842	32,832,118	—	38,880,960

97

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Republic of Korea	$—	$1,945,669	$—	1,945,669
Short-Term Investments	1,714,123	4,311,943	—	6,026,066
Total Investments	$30,905,592	$338,149,471	$ —	$369,055,063
MM Select T. Rowe Price International Equity Fund
Asset Investments
Common Stock*
Argentina	$183,019	$—	$—	$183,019
Australia	—	5,540,742	—	5,540,742
Austria	—	3,340,831	—	3,340,831
Brazil	8,273,196	—	—	8,273,196
Canada	17,247,867	—	—	17,247,867
Chile	726,001	754,431	—	1,480,432
China	13,330,285	28,712,941	—	42,043,226
Denmark	1,251,240	1,812,383	—	3,063,623
Finland	—	2,659,210	—	2,659,210
France	—	31,583,341	—	31,583,341
Germany	—	27,444,454	—	27,444,454
Guatemala	670,026	—	—	670,026
Hong Kong	663,330	5,949,603	—	6,612,933
Hungary	—	1,855,120	—	1,855,120
India	574,483	20,501,346	—	21,075,829
Indonesia	—	4,279,092	—	4,279,092
Ireland	691,691	274,001	—	965,692
Italy	480,815	11,164,503	—	11,645,318
Japan	—	59,794,958	—	59,794,958
Luxembourg	—	2,034,463	—	2,034,463
Macau	—	447,727	—	447,727
Malaysia	—	554,756	—	554,756
Mexico	3,226,036	—	—	3,226,036
Netherlands	1,428,762	18,000,411	—	19,429,173
Norway	—	3,727,863	—	3,727,863
Peru	187,091	—	—	187,091
Philippines	—	1,607,202	—	1,607,202
Poland	—	852,864	—	852,864
Portugal	—	4,606,927	—	4,606,927
Republic of Korea	1,128,854	11,369,966	—	12,498,820
Russia	—	—	—+	—
Saudi Arabia	—	4,272,940	—	4,272,940
Singapore	783,984	3,555,248	—	4,339,232
South Africa	—	1,147,293	—	1,147,293
Spain	—	2,395,970	—	2,395,970
Sweden	—	7,025,261	—	7,025,261
Switzerland	—	8,825,776	—	8,825,776
Taiwan	—	18,431,779	—	18,431,779
Thailand	812,454	1,624,833	—	2,437,287
United Arab Emirates	—	540,359	—	540,359
United Kingdom	6,669,757	40,906,886	—	47,576,643
United States	7,150,761	22,571,016	—	29,721,777

98

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Brazil	$463,598	$—	$—	$463,598
Germany	—	776,008	—	776,008
Warrants	—	—	—+	—
Short-Term Investments	7,900,132	3,213,248	—	11,113,380
Total Investments	$73,843,382	$364,155,752	$—	$437,999,134
Liability Derivatives
Forward Contracts	$—	$(49,297)	$—	$(49,297)
Written Options	—	(2,059)	—	(2,059)
Total	$—	$(51,356)	$ —	$(51,356)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation/ (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2025.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2025.
The Funds, with the exception of the Mid Cap Growth Fund, had no Level 3 transfers during the period ended March 31, 2025.
The following table shows the Level 3 transfers for the Mid Cap Growth Fund for the period ended March 31, 2025:

	Transfers In	Transfers Out*
	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Mid Cap Growth Fund+	$1,739,991	$(6,326,330)

*	Transfers out of Level 3 were attributable to more observable market data.
+
Securities were transferred out of level three at their market value prior to executing a securities purchase agreement for their sale. Securities were transferred into level two at the agreed upon price based on the executed securities purchase agreement.

Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

99

Notes to Financial Statements (Unaudited) (Continued)
At March 31, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$139,111	$139,111
Forward Contracts*	—	80,038	—	80,038
Futures Contracts^^	—	—	2,093,017	2,093,017
Total Value	$—	$80,038	$2,232,128	$2,312,166
Liability Derivatives
Forward Contracts^	$—	$(733,630)	$—	$(733,630)
Futures Contracts^^	—	—	(215,802)	(215,802)
Total Value	$—	$(733,630)	$(215,802)	$(949,432)
Realized Gain (Loss)#
Forward Contracts	$—	$859,890	$—	$859,890
Futures Contracts	—	—	(3,354,110)	(3,354,110)
Swap Agreements	—	—	462,842	462,842
Total Realized Gain (Loss)	$—	$859,890	$(2,891,268)	$(2,031,378)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$(76,089)	$(76,089)
Forward Contracts	—	(370,640)	—	(370,640)
Futures Contracts	—	—	1,335,903	1,335,903
Swap Agreements	—	—	179,394	179,394
Total Change in Appreciation (Depreciation)	$—	$(370,640)	$1,439,208	$1,068,568
S&P 500 Index Fund
Liability Derivatives
Futures Contracts^^	$(97,789)	$—	$—	$(97,789)
Realized Gain (Loss)#
Futures Contracts	$(173,353)	$—	$—	$(173,353)
Change in Appreciation (Depreciation)##
Futures Contracts	$(253,583)	$—	$—	$(253,583)
Small Company Value Fund
Liability Derivatives
Forward Contracts^,^^^	$—	$(734)	$—	$(734)
Realized Gain (Loss)#
Forward Contracts	$—	$4,562	$—	$4,562
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$565	$—	$565
MM Select T. Rowe Price International Equity Fund
Liability Derivatives
Forward Contracts^	$—	$(49,297)	$—	$(49,297)
Written Options^	(2,059)	—	—	(2,059)
Total Value	$(2,059)	$(49,297)	$—	$(51,356)

100

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price International Equity Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$—	$214,071	$—	$214,071
Written Options	172,917	—	—	172,917
Total Realized Gain (Loss)	$172,917	$214,071	$—	$386,988
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(804,251)	$—	$(804,251)
Written Options	9,690	—	—	9,690
Total Change in Appreciation (Depreciation)	$9,690	$(804,251)	$—	$(794,561)

*	Statements of Assets and Liabilities location: Investments, at value, open forward contracts, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents forward contracts, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on forward contracts, futures contracts, swap agreements, or written options, as applicable.
##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the period ended March 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Total Return Bond Fund	S&P 500 Index Fund	Small Company Value Fund	MM Select T. Rowe Price International Equity Fund
Futures Contracts:
Average number of contracts - long	1,678	38
Average number of contracts - short	126
Forward Contracts:
Average notional amounts purchased - in USD	$3,533,233		$44,467	$5,208,315
Average notional amounts sold - in USD	$15,708,755		$185,304	$2,284,928
Swap Agreements:
Interest Rate Swaps:
Average notional amounts	$4,836,000
Options:
Average notional amounts of Purchased Swaptions	$37,885,000
Average shares/units outstanding of Written Options				267

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

101

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Total Return Bond Fund
Citibank N.A.	$52,552	$(52,552)	$ —	$—
Goldman Sachs International	27,486	(27,486)	—	—
JP Morgan Chase Bank N.A.	73,536	—	—	73,536
Morgan Stanley & Co. LLC	65,575	—	—	65,575
	$219,149	$(80,038)	$—	$139,111

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Total Return Bond Fund
Bank of America N.A.	$(3,633)	$—	$ —	$(3,633)
Bank of New York	(2,747)	—	—	(2,747)
Citibank N.A.	(675,407)	52,552	—	(622,855)
Goldman Sachs International	(51,843)	27,486	—	(24,357)
	$(733,630)	$80,038	$—	$(653,592)
MM Select T. Rowe Price International Equity Fund
BNP Paribas SA	$(49,297)	$—	$—	$(49,297)
Goldman Sachs International	(46)	—	—	(46)
Morgan Stanley & Co. LLC	(2,013)	—	—	(2,013)
	$(51,356)	$—	$—	$(51,356)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2025, are discussed below.

102

Notes to Financial Statements (Unaudited) (Continued)
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

103

Notes to Financial Statements (Unaudited) (Continued)
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront

104

Notes to Financial Statements (Unaudited) (Continued)
swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

105

Notes to Financial Statements (Unaudited) (Continued)
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser,  such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be

106

Notes to Financial Statements (Unaudited) (Continued)
reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
The Total Return Bond Fund entered into certain bank loan agreements which are unfunded (“commitments”). The Total Return Bond Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2025, the Total Return Bond Fund had sufficient cash and/or securities to cover these commitments.
Commitment interest is marked to market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities. Any change in the unrealized appreciation (depreciation) is shown in the Statement of Operations. At March 31, 2025, the Total Return Bond Fund had the following commitments:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Total Return Bond Fund	Amspec Parent LLC	$ 3,907	$ 3,907	$ 3,900	$ (31)

107

Notes to Financial Statements (Unaudited) (Continued)
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of the repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities

108

Notes to Financial Statements (Unaudited) (Continued)
or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2025.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains

109

Notes to Financial Statements (Unaudited) (Continued)
have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
Each of the Overseas Fund and MM Select T. Rowe Price International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

110

Notes to Financial Statements (Unaudited) (Continued)
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3. Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The Funds’ subadvisory fees, if applicable, are paid monthly by MML Advisers out of the investment advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Total Return Bond Fund	0.30% on the first $2 billion; and 0.27% on any excess over $2 billion	Metropolitan West Asset Management, LLC
Diversified Value Fund	0.50% on the first $400 million; and 0.475% on any excess over $400 million	Brandywine Global Investment Management, LLC
S&P 500 Index Fund	0.10% on the first $2.5 billion; 0.08% on the next $2.5 billion; and 0.05% on any excess over $5 billion	Northern Trust Investments, Inc.
Equity Opportunities Fund	0.69% on the first $1 billion; and 0.64% on any excess over $1 billion	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Blue Chip Growth Fund	0.65% on the first $750 million; and 0.60% on any excess over $750 million	Loomis, Sayles & Company, L.P.; and T. Rowe Price Associates, Inc.
Small Company Value Fund	0.85% on the first $750 million; and 0.80% on any excess over $750 million	AllianceBernstein L.P.; and American Century Investment Management, Inc.
Mid Cap Growth Fund*	0.67% on the first $2 billion; and 0.62% on any excess over $2 billion	Frontier Capital Management Company, LLC; and T. Rowe Price Associates, Inc.
Small Cap Growth Equity Fund	0.80% on the first $1 billion; and 0.78% on any excess over $1 billion	Invesco Advisers, Inc.; and Wellington Management Company LLP
Overseas Fund	0.80% on the first $750 million; 0.775% on the next $500 million; and 0.75% on any excess over $1.25 billion	Harris Associates L.P.; and Massachusetts Financial Services Company
MM Select T. Rowe Price International Equity Fund**	0.00%	T. Rowe Price Associates, Inc.

*
T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.
**
T. Rowe Price International Ltd, T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. each serves as a sub-subadviser of the Fund.

111

Notes to Financial Statements (Unaudited) (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Diversified Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
S&P 500 Index Fund	None	0.10%	0.25%	0.35%	0.25%	0.35%	0.25%	N/A
Equity Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Blue Chip Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Small Company Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Mid Cap Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Small Cap Growth Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
Overseas Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%
MM Select T. Rowe Price International Equity Fund	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*
Class Y is not currently available for purchase.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2025:

Front-End Sales Charges Retained by Distributor
Blue Chip Growth Fund	$ 429

Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2025, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

112

Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Total Return Bond Fund*	0.33%	0.43%	0.53%	0.63%	0.78%	0.83%	1.03%	0.43%
Small Company Value Fund	0.86%	0.96%	1.06%	1.16%	1.31%	1.36%	1.56%	0.96%
Mid Cap Growth Fund	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%	1.36%	0.76%
Overseas Fund	0.79%	0.89%	0.99%	1.09%	1.24%	1.29%	1.49%	0.89%
MM Select T. Rowe Price International Equity Fund	0.00%	N/A	N/A	N/A	N/A	N/A	N/A	N/A

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is currently not available for purchase.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund's investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Equity Opportunities Fund	$784
Blue Chip Growth Fund	141
Mid Cap Growth Fund	15,395
Small Cap Growth Equity Fund	5,058
MM Select T. Rowe Price International Equity Fund	15,106

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Diversified Value Fund	$ 8,377
Blue Chip Growth Fund	33,427
Small Company Value Fund	3,529
Mid Cap Growth Fund	43,251
Small Cap Growth Equity Fund	12,642

113

Notes to Financial Statements (Unaudited) (Continued)
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2025:

Total % Ownership by Related Party
Total Return Bond Fund	90.1%
Diversified Value Fund	86.9%
S&P 500 Index Fund	90.9%
Equity Opportunities Fund	86.1%
Blue Chip Growth Fund	91.2%
Small Company Value Fund	96.9%
Mid Cap Growth Fund	83.2%
Small Cap Growth Equity Fund	72.0%
Overseas Fund	87.0%
MM Select T. Rowe Price International Equity Fund	100.0%

4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Total Return Bond Fund	$ 1,153,758,197	$ 23,086,660	$ 1,388,921,141	$ 99,603,629
Diversified Value Fund	—	171,319,522	—	485,373,543
S&P 500 Index Fund	—	88,606,231	—	271,757,391
Equity Opportunities Fund	—	95,768,116	—	232,002,460
Blue Chip Growth Fund	—	182,762,560	—	1,023,000,657
Small Company Value Fund	—	24,047,347	—	88,143,813
Mid Cap Growth Fund	—	769,765,703	—	1,412,780,680
Small Cap Growth Equity Fund	—	240,585,325	—	419,388,178
Overseas Fund	—	32,082,494	—	153,017,873
MM Select T. Rowe Price International Equity Fund	—	121,780,204	—	928,452,068

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
Small Cap Growth Equity Fund	$537,327	$2,812,444	$1,475,944

114

Notes to Financial Statements (Unaudited) (Continued)
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Total Return Bond Fund Class I
Sold	5,420,317	$45,275,857	22,441,643	$187,228,333
Issued as reinvestment of dividends	1,263,439	10,525,602	5,390,639	45,090,841
Redeemed	(31,624,644)	(261,359,710)	(40,424,597)	(336,587,085)
Net increase (decrease)	(24,940,888)	$(205,558,251)	(12,592,315)	$(104,267,911)
Total Return Bond Fund Class R5
Sold	354,691	$2,955,943	377,149	$3,111,208
Issued as reinvestment of dividends	54,866	457,033	204,752	1,711,781
Redeemed	(813,838)	(6,739,516)	(1,116,848)	(9,350,102)
Net increase (decrease)	(404,281)	$(3,326,540)	(534,947)	$(4,527,113)
Total Return Bond Fund Service Class
Sold	588,385	$4,934,080	1,148,962	$9,642,593
Issued as reinvestment of dividends	86,860	728,731	341,613	2,872,017
Redeemed	(558,728)	(4,686,300)	(2,956,119)	(24,899,278)
Net increase (decrease)	116,517	$976,511	(1,465,544)	$(12,384,668)
Total Return Bond Fund Administrative Class
Sold	176,879	$1,475,641	566,744	$4,729,409
Issued as reinvestment of dividends	19,315	161,200	91,770	767,547
Redeemed	(865,072)	(7,181,978)	(634,773)	(5,289,520)
Net increase (decrease)	(668,878)	$(5,545,137)	23,741	$207,436
Total Return Bond Fund Class R4
Sold	769,267	$6,454,924	1,086,569	$9,155,689
Issued as reinvestment of dividends	93,140	785,095	365,989	3,088,763
Redeemed	(2,045,141)	(17,207,426)	(1,688,377)	(14,251,287)
Net increase (decrease)	(1,182,734)	$(9,967,407)	(235,819)	$(2,006,835)
Total Return Bond Fund Class A
Sold	29,893	$247,507	223,309	$1,845,911
Issued as reinvestment of dividends	5,460	45,412	67,816	563,876
Redeemed	(33,827)	(278,754)	(1,253,482)	(10,398,575)
Net increase (decrease)	1,526	$14,165	(962,357)	$(7,988,788)
Total Return Bond Fund Class R3
Sold	188,426	$1,569,281	383,396	$3,213,233
Issued as reinvestment of dividends	22,596	189,070	87,814	735,708
Redeemed	(406,886)	(3,395,361)	(632,353)	(5,294,770)
Net increase (decrease)	(195,864)	$(1,637,010)	(161,143)	$(1,345,829)
Diversified Value Fund Class I
Sold	991,923	$10,110,593	1,379,312	$15,898,298
Issued - merger	—	—	28,843,318	299,105,049
Issued as reinvestment of dividends	3,408,012	33,364,438	2,858,889	30,192,742
Redeemed	(32,840,303)	(328,330,918)	(11,048,940)	(131,356,683)
Net increase (decrease)	(28,440,368)	$(284,855,887)	22,032,579	$213,839,406

115

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Diversified Value Fund Class R5
Sold	1,656,924	$16,711,723	226,426	$2,696,164
Issued - merger	—	—	4,371,126	45,547,135
Issued as reinvestment of dividends	749,015	7,377,793	1,107,450	11,632,806
Redeemed	(1,093,880)	(11,042,678)	(1,539,188)	(18,142,030)
Net increase (decrease)	1,312,059	$13,046,838	4,165,814	$41,734,075
Diversified Value Fund Service Class
Sold	435,282	$4,434,426	145,297	$1,667,995
Issued - merger	—	—	2,915,026	30,374,561
Issued as reinvestment of dividends	381,498	3,757,759	346,119	3,628,326
Redeemed	(704,007)	(7,167,112)	(197,575)	(2,344,701)
Net increase (decrease)	112,773	$1,025,073	3,208,867	$33,326,181
Diversified Value Fund Administrative Class
Sold	268,657	$2,793,131	245,315	$2,992,424
Issued - merger	—	—	1,718,910	18,151,693
Issued as reinvestment of dividends	340,812	3,408,116	553,817	5,871,193
Redeemed	(963,004)	(9,509,340)	(251,558)	(3,081,404)
Net increase (decrease)	(353,535)	$(3,308,093)	2,266,484	$23,933,906
Diversified Value Fund Class R4
Sold	41,052	$408,148	73,234	$859,659
Issued - merger	—	—	386,549	3,904,151
Issued as reinvestment of dividends	103,818	991,462	269,050	2,738,796
Redeemed	(285,973)	(2,979,201)	(245,888)	(3,018,829)
Net increase (decrease)	(141,103)	$(1,579,591)	482,945	$4,483,777
Diversified Value Fund Class A
Sold	820,949	$8,201,136	216,742	$2,648,448
Issued - merger	—	—	2,305,876	23,981,098
Issued as reinvestment of dividends	402,179	3,961,461	639,483	6,687,395
Redeemed	(490,257)	(4,999,762)	(559,566)	(6,555,824)
Net increase (decrease)	732,871	$7,162,835	2,602,535	$26,761,117
Diversified Value Fund Class R3
Sold	95,243	$1,005,615	67,306	$830,276
Issued - merger	—	—	139,481	1,436,650
Issued as reinvestment of dividends	28,440	276,722	31,139	320,627
Redeemed	(36,894)	(372,588)	(37,082)	(430,017)
Net increase (decrease)	86,789	$909,749	200,844	$2,157,536
Diversified Value Fund Class Y
Issued - merger	—	$—	9,333	$97,246
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	9,333	$97,246
S&P 500 Index Fund Class I
Sold	9,008,398	$139,730,416	17,881,796	$283,203,856
Issued as reinvestment of dividends	9,945,272	148,284,004	5,044,740	75,923,338
Redeemed	(11,614,643)	(191,541,756)	(54,954,470)	(910,235,396)
Net increase (decrease)	7,339,027	$96,472,664	(32,027,934)	$(551,108,202)

116

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
S&P 500 Index Fund Class R5
Sold	2,738,390	$44,229,797	4,011,720	$66,394,274
Issued as reinvestment of dividends	6,434,607	97,033,866	1,560,034	23,681,312
Redeemed	(2,429,112)	(40,579,099)	(6,166,700)	(100,292,328)
Net increase (decrease)	6,743,885	$100,684,564	(594,946)	$(10,216,742)
S&P 500 Index Fund Service Class
Sold	1,578,110	$25,853,994	3,587,299	$60,401,878
Issued as reinvestment of dividends	5,176,707	78,582,408	1,215,358	18,546,365
Redeemed	(4,940,108)	(76,778,268)	(5,237,405)	(87,896,956)
Net increase (decrease)	1,814,709	$27,658,134	(434,748)	$(8,948,713)
S&P 500 Index Fund Administrative Class
Sold	1,622,587	$25,155,883	3,247,800	$52,005,941
Issued as reinvestment of dividends	4,559,842	65,752,921	1,067,046	15,664,233
Redeemed	(3,935,789)	(60,209,061)	(4,838,903)	(77,565,236)
Net increase (decrease)	2,246,640	$30,699,743	(524,057)	$(9,895,062)
S&P 500 Index Fund Class R4
Sold	2,225,062	$33,577,032	4,440,701	$68,560,137
Issued as reinvestment of dividends	6,406,078	89,236,664	1,851,384	26,456,272
Redeemed	(6,041,234)	(94,874,438)	(10,403,529)	(163,653,862)
Net increase (decrease)	2,589,906	$27,939,258	(4,111,444)	$(68,637,453)
S&P 500 Index Fund Class A
Sold	386,762	$5,715,193	535,359	$8,326,840
Issued as reinvestment of dividends	506,210	6,919,897	80,988	1,142,745
Redeemed	(209,254)	(2,960,414)	(255,847)	(3,982,902)
Net increase (decrease)	683,718	$9,674,676	360,500	$5,486,683
S&P 500 Index Fund Class R3
Sold	3,645,041	$51,383,535	6,957,541	$101,770,611
Issued as reinvestment of dividends	7,050,662	90,177,969	1,381,249	18,550,171
Redeemed	(3,949,415)	(54,755,581)	(7,047,528)	(103,516,240)
Net increase (decrease)	6,746,288	$86,805,923	1,291,262	$16,804,542
Equity Opportunities Fund Class I
Sold	676,433	$12,171,450	2,005,774	$35,552,892
Issued as reinvestment of dividends	2,857,656	48,808,762	1,162,534	19,844,455
Redeemed	(6,632,079)	(116,025,652)	(5,057,774)	(90,568,923)
Net increase (decrease)	(3,097,990)	$(55,045,440)	(1,889,466)	$(35,171,576)
Equity Opportunities Fund Class R5
Sold	99,863	$1,789,805	223,928	$3,994,931
Issued as reinvestment of dividends	321,984	5,551,007	170,120	2,927,769
Redeemed	(375,039)	(6,646,808)	(1,650,846)	(30,016,504)
Net increase (decrease)	46,808	$694,004	(1,256,798)	$(23,093,804)
Equity Opportunities Fund Service Class
Sold	64,655	$1,144,441	135,130	$2,325,536
Issued as reinvestment of dividends	233,092	3,862,341	90,012	1,495,996
Redeemed	(811,173)	(13,791,906)	(300,135)	(5,196,204)
Net increase (decrease)	(513,426)	$(8,785,124)	(74,993)	$(1,374,672)

117

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Equity Opportunities Fund Administrative Class
Sold	84,442	$1,444,029	224,823	$3,766,467
Issued as reinvestment of dividends	252,204	4,063,000	99,760	1,617,102
Redeemed	(562,769)	(9,233,550)	(547,063)	(9,213,136)
Net increase (decrease)	(226,123)	$(3,726,521)	(222,480)	$(3,829,567)
Equity Opportunities Fund Class R4
Sold	12,559	$190,530	50,804	$771,214
Issued as reinvestment of dividends	88,957	1,250,742	33,538	482,616
Redeemed	(368,037)	(5,245,122)	(130,008)	(1,965,958)
Net increase (decrease)	(266,521)	$(3,803,850)	(45,666)	$(712,128)
Equity Opportunities Fund Class A
Sold	66,945	$1,044,741	137,955	$2,121,459
Issued as reinvestment of dividends	303,117	4,425,513	115,800	1,721,945
Redeemed	(266,165)	(4,197,373)	(538,195)	(8,208,130)
Net increase (decrease)	103,897	$1,272,881	(284,440)	$(4,364,726)
Equity Opportunities Fund Class R3
Sold	13,552	$182,874	63,474	$841,727
Issued as reinvestment of dividends	77,868	952,321	28,230	360,496
Redeemed	(44,729)	(572,193)	(149,743)	(1,962,028)
Net increase (decrease)	46,691	$563,002	(58,039)	$(759,805)
Blue Chip Growth Fund Class I
Sold	4,570,505	$106,726,011	14,506,581	$322,293,260
Issued - merger	—	—	1,912,245	42,145,849
Issued as reinvestment of dividends	1,350,159	32,876,382	23,747,709	482,233,203
Redeemed	(34,393,932)	(834,200,413)	(23,806,459)	(530,769,394)
Net increase (decrease)	(28,473,268)	$(694,598,020)	16,360,076	$315,902,918
Blue Chip Growth Fund Class R5
Sold	1,800,861	$40,952,443	2,384,807	$52,685,981
Issued - merger	—	—	688,894	15,059,203
Issued as reinvestment of dividends	232,417	5,610,550	4,396,715	88,358,553
Redeemed	(3,332,497)	(77,126,426)	(5,762,219)	(124,316,904)
Net increase (decrease)	(1,299,219)	$(30,563,433)	1,708,197	$31,786,833
Blue Chip Growth Fund Service Class
Sold	483,500	$10,911,150	802,339	$17,379,214
Issued - merger	—	—	381,628	8,132,475
Issued as reinvestment of dividends	140,667	3,308,492	2,350,517	46,294,080
Redeemed	(887,970)	(19,860,953)	(1,705,743)	(37,525,172)
Net increase (decrease)	(263,803)	$(5,641,311)	1,828,741	$34,280,597
Blue Chip Growth Fund Administrative Class
Sold	1,130,043	$25,041,090	942,796	$19,743,940
Issued - merger	—	—	1,062,235	21,765,214
Issued as reinvestment of dividends	165,957	3,748,973	2,769,750	52,610,505
Redeemed	(2,273,376)	(49,523,872)	(2,439,240)	(51,624,525)
Net increase (decrease)	(977,376)	$(20,733,809)	2,335,541	$42,495,134

118

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Class R4
Sold	145,923	$2,803,583	562,666	$10,895,305
Issued - merger	—	—	57,555	1,043,472
Issued as reinvestment of dividends	64,911	1,294,320	1,045,216	17,758,272
Redeemed	(505,564)	(9,821,143)	(906,206)	(17,302,306)
Net increase (decrease)	(294,730)	$(5,723,240)	759,231	$12,394,743
Blue Chip Growth Fund Class A
Sold	298,528	$5,687,445	861,648	$16,135,931
Issued - merger	—	—	629,713	11,372,657
Issued as reinvestment of dividends	103,056	2,045,665	1,715,998	28,958,359
Redeemed	(1,282,835)	(24,116,529)	(2,411,742)	(46,645,785)
Net increase (decrease)	(881,251)	$(16,383,419)	795,617	$9,821,162
Blue Chip Growth Fund Class R3
Sold	279,509	$4,345,848	705,624	$11,199,066
Issued - merger	—	—	106,722	1,573,096
Issued as reinvestment of dividends	70,658	1,139,715	1,126,805	15,868,729
Redeemed	(593,322)	(9,139,569)	(1,055,463)	(16,839,809)
Net increase (decrease)	(243,155)	$(3,654,006)	883,688	$11,801,082
Blue Chip Growth Fund Class Y
Sold	451	$11,000	—	$—
Issued - merger	—	—	5,569	121,749
Issued as reinvestment of dividends	8	184	—	—
Redeemed	(459)	(10,704)	—	—
Net increase (decrease)	—	$480	5,569	$121,749
Small Company Value Fund Class I
Sold	243,756	$2,390,157	1,272,906	$11,240,452
Issued as reinvestment of dividends	97,261	983,305	894,853	7,650,993
Redeemed	(5,790,784)	(57,145,814)	(11,339,549)	(97,970,990)
Net increase (decrease)	(5,449,767)	$(53,772,352)	(9,171,790)	$(79,079,545)
Small Company Value Fund Class R5
Sold	146,560	$1,428,860	403,479	$3,617,376
Issued as reinvestment of dividends	34,122	349,063	198,113	1,713,680
Redeemed	(1,918,871)	(17,657,557)	(1,206,450)	(10,723,332)
Net increase (decrease)	(1,738,189)	$(15,879,634)	(604,858)	$(5,392,276)
Small Company Value Fund Service Class
Sold	56,874	$560,400	122,033	$1,066,662
Issued as reinvestment of dividends	10,191	103,340	52,144	447,396
Redeemed	(68,783)	(665,141)	(180,619)	(1,650,865)
Net increase (decrease)	(1,718)	$(1,401)	(6,442)	$(136,807)
Small Company Value Fund Administrative Class
Sold	22,875	$212,283	73,737	$628,404
Issued as reinvestment of dividends	8,863	86,945	63,847	529,294
Redeemed	(349,224)	(3,165,584)	(251,260)	(2,135,793)
Net increase (decrease)	(317,486)	$(2,866,356)	(113,676)	$(978,095)

119

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Small Company Value Fund Class R4
Sold	2,894	$25,045	2,235	$17,351
Issued as reinvestment of dividends	149	1,342	4,807	36,483
Redeemed	(1,234)	(10,640)	(64,064)	(525,495)
Net increase (decrease)	1,809	$15,747	(57,022)	$(471,661)
Small Company Value Fund Class A
Sold	29,847	$258,547	120,832	$972,575
Issued as reinvestment of dividends	7,890	72,426	62,559	486,085
Redeemed	(220,911)	(1,891,197)	(347,113)	(2,864,217)
Net increase (decrease)	(183,174)	$(1,560,224)	(163,722)	$(1,405,557)
Small Company Value Fund Class R3
Sold	1,396	$10,591	49,684	$367,492
Issued as reinvestment of dividends	697	5,510	3,903	26,231
Redeemed	(34,800)	(256,448)	(30,479)	(214,013)
Net increase (decrease)	(32,707)	$(240,347)	23,108	$179,710
Mid Cap Growth Fund Class I
Sold	7,031,347	$145,123,653	25,331,257	$521,232,799
Issued as reinvestment of dividends	23,447,633	474,814,572	10,621,771	205,106,388
Redeemed	(34,248,714)	(702,870,543)	(59,133,882)	(1,206,434,809)
Net increase (decrease)	(3,769,734)	$(82,932,318)	(23,180,854)	$(480,095,622)
Mid Cap Growth Fund Class R5
Sold	2,496,559	$49,441,880	4,750,225	$93,936,863
Issued as reinvestment of dividends	5,463,692	107,689,368	2,446,975	46,174,419
Redeemed	(6,322,889)	(125,577,301)	(13,988,989)	(273,917,347)
Net increase (decrease)	1,637,362	$31,553,947	(6,791,789)	$(133,806,065)
Mid Cap Growth Fund Service Class
Sold	349,453	$6,518,655	726,026	$13,624,163
Issued as reinvestment of dividends	997,279	18,529,441	452,119	8,101,965
Redeemed	(1,273,347)	(24,492,330)	(1,981,195)	(37,145,136)
Net increase (decrease)	73,385	$555,766	(803,050)	$(15,419,008)
Mid Cap Growth Fund Administrative Class
Sold	331,248	$5,563,468	661,045	$11,360,613
Issued as reinvestment of dividends	1,021,781	17,063,745	476,698	7,794,010
Redeemed	(1,241,727)	(20,858,713)	(2,510,953)	(42,951,684)
Net increase (decrease)	111,302	$1,768,500	(1,373,210)	$(23,797,061)
Mid Cap Growth Fund Class R4
Sold	126,106	$1,771,766	514,890	$7,702,603
Issued as reinvestment of dividends	531,376	7,370,190	245,955	3,438,451
Redeemed	(896,705)	(12,783,068)	(1,242,139)	(18,105,048)
Net increase (decrease)	(239,223)	$(3,641,112)	(481,294)	$(6,963,994)
Mid Cap Growth Fund Class A
Sold	256,345	$3,615,713	721,901	$10,278,268
Issued as reinvestment of dividends	960,411	12,984,755	478,424	6,549,619
Redeemed	(569,185)	(8,225,796)	(2,515,639)	(36,337,295)
Net increase (decrease)	647,571	$8,374,672	(1,315,314)	$(19,509,408)

120

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Mid Cap Growth Fund Class R3
Sold	152,581	$1,675,584	234,390	$2,801,988
Issued as reinvestment of dividends	333,652	3,576,753	128,385	1,457,171
Redeemed	(249,175)	(2,891,851)	(590,206)	(7,056,168)
Net increase (decrease)	237,058	$2,360,486	(227,431)	$(2,797,009)
Small Cap Growth Equity Fund Class I
Sold	3,996,957	$67,085,535	9,126,799	$135,388,712
Issued as reinvestment of dividends	1,765,122	30,024,725	—	—
Redeemed	(13,928,474)	(234,314,928)	(16,715,625)	(253,881,009)
Net increase (decrease)	(8,166,395)	$(137,204,668)	(7,588,826)	$(118,492,297)
Small Cap Growth Equity Fund Class R5
Sold	1,573,336	$25,198,820	1,763,219	$25,492,664
Issued as reinvestment of dividends	302,392	4,992,496	—	—
Redeemed	(1,766,601)	(28,659,631)	(6,263,728)	(91,299,384)
Net increase (decrease)	109,127	$1,531,685	(4,500,509)	$(65,806,720)
Small Cap Growth Equity Fund Service Class
Sold	104,149	$1,419,417	106,760	$1,395,315
Issued as reinvestment of dividends	42,390	624,408	—	—
Redeemed	(156,972)	(2,392,952)	(394,807)	(5,205,927)
Net increase (decrease)	(10,433)	$(349,127)	(288,047)	$(3,810,612)
Small Cap Growth Equity Fund Administrative Class
Sold	107,407	$1,372,336	199,561	$2,308,294
Issued as reinvestment of dividends	87,207	1,122,350	—	—
Redeemed	(178,158)	(2,199,869)	(437,139)	(5,128,488)
Net increase (decrease)	16,456	$294,817	(237,578)	$(2,820,194)
Small Cap Growth Equity Fund Class R4
Sold	166,678	$1,582,570	427,153	$3,931,136
Issued as reinvestment of dividends	127,427	1,262,806	—	—
Redeemed	(271,978)	(2,680,316)	(388,948)	(3,564,960)
Net increase (decrease)	22,127	$165,060	38,205	$366,176
Small Cap Growth Equity Fund Class A
Sold	72,651	$719,380	257,664	$2,292,429
Issued as reinvestment of dividends	141,928	1,376,700	—	—
Redeemed	(172,944)	(1,696,037)	(566,254)	(4,962,425)
Net increase (decrease)	41,635	$400,043	(308,590)	$(2,669,996)
Small Cap Growth Equity Fund Class R3
Sold	76,050	$488,054	183,703	$1,196,568
Issued as reinvestment of dividends	69,197	471,231	—	—
Redeemed	(42,642)	(303,663)	(270,726)	(1,804,989)
Net increase (decrease)	102,605	$655,622	(87,023)	$(608,421)
Small Cap Growth Equity Fund Class Y
Sold	9	$134	5,023	$75,821
Issued as reinvestment of dividends	234	3,863	—	—
Redeemed	(177)	(2,899)	(315)	(4,722)
Net increase (decrease)	66	$1,098	4,708	$71,099

121

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Overseas Fund Class I
Sold	2,732,958	$24,003,065	9,775,179	$83,758,456
Issued as reinvestment of dividends	1,809,114	15,323,195	949,009	8,019,124
Redeemed	(15,581,038)	(132,714,679)	(12,188,077)	(104,741,098)
Net increase (decrease)	(11,038,966)	$(93,388,419)	(1,463,889)	$(12,963,518)
Overseas Fund Class R5
Sold	1,346,737	$11,932,291	2,940,601	$25,741,768
Issued as reinvestment of dividends	767,488	6,546,674	302,057	2,570,505
Redeemed	(1,758,633)	(15,643,378)	(2,604,259)	(22,568,887)
Net increase (decrease)	355,592	$2,835,587	638,399	$5,743,386
Overseas Fund Service Class
Sold	205,298	$1,777,410	415,812	$3,629,239
Issued as reinvestment of dividends	207,084	1,751,931	85,481	721,463
Redeemed	(340,997)	(2,992,155)	(426,145)	(3,662,977)
Net increase (decrease)	71,385	$537,186	75,148	$687,725
Overseas Fund Administrative Class
Sold	57,295	$509,409	196,998	$1,708,302
Issued as reinvestment of dividends	82,763	710,106	41,650	356,111
Redeemed	(131,827)	(1,180,025)	(495,505)	(4,465,978)
Net increase (decrease)	8,231	$39,490	(256,857)	$(2,401,565)
Overseas Fund Class R4
Sold	177,294	$1,486,073	387,048	$3,187,726
Issued as reinvestment of dividends	104,566	842,804	57,987	467,372
Redeemed	(1,091,492)	(9,237,721)	(704,963)	(5,727,448)
Net increase (decrease)	(809,632)	$(6,908,844)	(259,928)	$(2,072,350)
Overseas Fund Class A
Sold	359,696	$3,123,738	237,801	$2,033,363
Issued as reinvestment of dividends	87,306	728,130	42,107	350,333
Redeemed	(306,893)	(2,721,231)	(481,071)	(4,149,786)
Net increase (decrease)	140,109	$1,130,637	(201,163)	$(1,766,090)
Overseas Fund Class R3
Sold	40,170	$335,485	156,468	$1,312,199
Issued as reinvestment of dividends	32,873	269,229	14,686	120,130
Redeemed	(95,648)	(814,889)	(219,162)	(1,850,840)
Net increase (decrease)	(22,605)	$(210,175)	(48,008)	$(418,511)
Overseas Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

122

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price International Equity Fund Class I
Sold	9,704,142	$105,127,399	19,424,114	$209,420,663
Issued as reinvestment of dividends	9,502,177	100,247,972	4,201,617	43,276,659
Redeemed	(88,997,928)	(929,834,523)	(58,164,248)	(652,613,718)
Net increase (decrease)	(69,791,609)	$(724,459,152)	(34,538,517)	$(399,916,396)

6.	Federal Income Tax Information
At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$515,876,463	$4,603,460	$(15,778,516)	$(11,175,056)
Diversified Value Fund	320,379,299	26,229,954	(11,478,440)	14,751,514
S&P 500 Index Fund	1,095,881,536	1,092,325,785	(47,068,377)	1,045,257,408
Equity Opportunities Fund	411,624,389	90,718,169	(11,827,861)	78,890,308
Blue Chip Growth Fund	1,183,282,532	804,358,677	(34,320,273)	770,038,404
Small Company Value Fund	59,890,528	4,680,785	(6,056,333)	(1,375,548)
Mid Cap Growth Fund	3,692,063,314	759,283,723	(338,724,928)	420,558,795
Small Cap Growth Equity Fund	515,725,283	81,459,244	(50,334,986)	31,124,258
Overseas Fund	313,080,466	83,151,011	(27,176,414)	55,974,597
MM Select T. Rowe Price International Equity Fund	388,414,687	69,038,152	(19,453,705)	49,584,447

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Total Return Bond Fund	$ (38,495,758)	$ (73,363,841)
Small Company Value Fund	—	(2,131,242)

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Blue Chip Growth Fund	$3,624,540

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

123

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Total Return Bond Fund	$ 54,849,995	$ —
Diversified Value Fund	13,508,689	47,599,813
S&P 500 Index Fund	31,998,778	147,970,244
Equity Opportunities Fund	7,817,503	20,673,701
Blue Chip Growth Fund	—	743,603,796
Small Company Value Fund	3,107,420	7,799,531
Mid Cap Growth Fund	—	280,434,499
Small Cap Growth Equity Fund	—	—
Overseas Fund	7,593,369	5,020,079
MM Select T. Rowe Price International Equity Fund	43,276,659	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
Overseas Fund	$1,083,555
MM Select T. Rowe Price International Equity Fund	5,325,391

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Total Return Bond Fund	$ 3,049,544	$(112,427,440)	$(98,127)	$(6,693,783)	$(116,169,806)
Diversified Value Fund	10,113,075	37,339,701	(207,765)	79,803,511	127,048,522*
S&P 500 Index Fund	19,935,908	514,544,800	(280,136)	1,248,705,696	1,782,906,268
Equity Opportunities Fund	7,327,890	55,642,119	(74,117)	149,032,686	211,928,578
Blue Chip Growth Fund	—	18,247,274	(212,741)	1,172,248,863	1,190,283,396
Small Company Value Fund	1,604,586	(2,131,242)	(42,065)	7,102,470	6,533,749
Mid Cap Growth Fund	26,702,903	554,244,031	(306,322)	1,087,474,115	1,668,114,727
Small Cap Growth Equity Fund	37,939	27,546,838	(67,626)	165,923,609	193,440,760
Overseas Fund	8,106,177	17,875,258	(65,995)	86,284,996	112,200,436
MM Select T. Rowe Price International Equity Fund	39,384,713	56,061,893	(21,314)	193,075,806	288,501,098

*
This total comprises $9,916,801 of Undistributed Ordinary Income and $35,668,318 of Undistributed Long Term Capital Gains related to undistributed amounts that were acquired from the MassMutual Fundamental Value Fund (“Fundamental Value Fund”). These amounts were distributed in December of 2024.

The Funds did not have any unrecognized tax benefits at March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax

124

Notes to Financial Statements (Unaudited) (Continued)
benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8.	New Accounting Pronouncements
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
9.	Subsequent Events
In preparation of these financial statements, management has evaluated the events and transactions subsequent to March 31, 2025, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund.
10. Upcoming Fund Mergers
The respective Board of Trustees of each Selling Fund and each Acquiring Fund, as applicable, has approved the reorganization of each Selling Fund listed in the table below (each, a “Selling Fund”) with and into the corresponding Acquiring Fund listed in the table below (each, an “Acquiring Fund”). Subject to the satisfaction of certain conditions, the reorganizations are expected to occur in September 2025. No shareholder approval is required to effect the reorganization of the Selling Funds into the corresponding Acquiring Funds. No assurance can be given that the reorganizations will occur. None of the reorganizations is contingent upon any other reorganization.

Selling Funds	Acquiring Funds
Equity Opportunities Fund (a series of MassMutual Select Funds)	Diversified Value Fund (a series of MassMutual Select Funds)
Total Return Bond Fund (a series of MassMutual Select Funds)	MassMutual Core Bond Fund (a series of MassMutual Premier Funds)

125

Notes to Financial Statements (Unaudited) (Continued)
Under the terms of the proposed Agreement and Plan of Reorganization, each Selling Fund’s assets and liabilities would be transferred to the corresponding Acquiring Fund in return for shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate value of the assets that it receives from its corresponding Selling Fund, less the liabilities it assumes from that corresponding Selling Fund. The Acquiring Fund shares would be distributed pro rata to shareholders of the respective Selling Fund, in liquidation of the Selling Fund. Current shareholders of the Selling Fund would thus become shareholders of the applicable Acquiring Fund and would receive shares of the applicable Acquiring Fund with a value equal to their shares of the Selling Fund at the time of the reorganization. Assuming certain conditions are satisfied, each reorganization is expected to be a tax-free event for U.S. federal income tax purposes.
11. Upcoming Fund Liquidations
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Small Company Value Fund and MM Select T. Rowe Price International Equity Fund (each, a “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

126

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

127

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

128

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

129

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in March 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a new subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”) for the S&P 500 Index Fund (the “Fund” and the “New Subadvisory Agreement”). In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In their deliberations, the Trustees were advised by independent counsel.
In reviewing the New Subadvisory Agreement, the Independent Trustees discussed and considered a wide range of information about, among other things: (i) BlackRock and its personnel with responsibility for providing services to the Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of the services that BlackRock will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of BlackRock; and (v) the fees payable to BlackRock by MML Advisers and the effect of such fees on the profitability to MML Advisers.
Prior to the vote being taken to approve the New Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, and following their review, the Trustees concluded, with respect to the New Subadvisory Agreement, that (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreement is not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment process and expertise of BlackRock appear well-suited to the Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable with respect to the Fund, and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including a majority of the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.
The New Subadvisory Agreement became effective on April 25, 2025.

130

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual 20/80 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 19.8%
DFA Commodity Strategy Portfolio	203,598	$985,416
Invesco Real Estate Fund, Class R6	41,337	705,217
MassMutual Blue Chip Growth Fund, Class I (a)	170,207	3,633,908
MassMutual Diversified Value Fund, Class I (a)	413,789	4,071,685
MassMutual Equity Opportunities Fund, Class I (a)	282,196	4,743,713
MassMutual International Equity Fund, Class I (a)	158,121	1,312,403
MassMutual Mid Cap Growth Fund, Class I (a)	52,529	931,341
MassMutual Overseas Fund, Class I (a)	285,577	2,507,365
MassMutual Small Cap Growth Equity Fund, Class I (a)	17,436	252,824
MM S&P 500 Index Fund, Class I (a)	583,322	8,090,680
Vanguard Developed Markets Index Fund, Admiral Shares	171,829	2,807,692
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	28,623	1,073,646
Vanguard Mid-Cap Index Fund, Admiral Shares	7,579	2,427,303
Vanguard Small-Cap Index Fund, Admiral Shares	10,065	1,069,293
		34,612,486
Fixed Income Funds — 80.2%
Invesco International Bond Fund, Class R6	1,634,097	7,190,029
MassMutual Core Bond Fund, Class I (a)	7,016,821	63,923,244
MassMutual Global Floating Rate Fund, Class I (a)	25,986	224,000
MassMutual High Yield Fund, Class I (a)	63,826	508,696
MassMutual Inflation-Protected and Income Fund, Class I (a)	75,197	712,869
MassMutual Short-Duration Bond Fund, Class I (a)	1,244,346	11,522,642
MassMutual Total Return Bond Fund, Class I (a)	4,840,634	40,612,916

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	158,296	$3,055,109
Vanguard Total Bond Market Index Fund, Institutional Shares	1,281,108	12,362,691
		140,112,196
TOTALMUTUALFUNDS (Cost $182,714,927)		174,724,682
TOTAL LONG-TERM INVESTMENTS (Cost $182,714,927)		174,724,682
TOTAL INVESTMENTS — 100.0% (Cost $182,714,927) (b)		174,724,682
Other Assets/ (Liabilities) — (0.0)%		(48,621)
NET ASSETS — 100.0%		$174,676,061

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MassMutual 40/60 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 39.6%
DFA Commodity Strategy Portfolio	208,158	$1,007,486
Invesco Real Estate Fund, Class R6	82,041	1,399,611
MassMutual Blue Chip Growth Fund, Class I (a)	347,196	7,412,639
MassMutual Diversified Value Fund, Class I (a)	837,939	8,245,317
MassMutual Equity Opportunities Fund, Class I (a)	572,047	9,616,107
MassMutual International Equity Fund, Class I (a)	318,999	2,647,688
MassMutual Mid Cap Growth Fund, Class I (a)	105,004	1,861,718
MassMutual Overseas Fund, Class I (a)	594,024	5,215,529
MassMutual Small Cap Growth Equity Fund, Class I (a)	34,745	503,801
MM S&P 500 Index Fund, Class I (a)	1,192,797	16,544,095
Vanguard Developed Markets Index Fund, Institutional Shares	350,441	5,733,207
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	55,315	2,074,874
Vanguard Mid-Cap Index Fund, Admiral Shares	15,005	4,805,823
Vanguard Small-Cap Index Fund, Admiral Shares	19,776	2,100,993
		69,168,888
Fixed Income Funds — 60.5%
Invesco International Bond Fund, Class R6	1,220,491	5,370,161
MassMutual Core Bond Fund, Class I (a)	5,272,308	48,030,723
MassMutual Global Floating Rate Fund, Class I (a)	19,867	171,252
MassMutual High Yield Fund, Class I (a)	47,325	377,176
MassMutual Inflation-Protected and Income Fund, Class I (a)	57,974	549,598
MassMutual Short-Duration Bond Fund, Class I (a)	943,694	8,738,604
MassMutual Total Return Bond Fund, Class I (a)	3,630,162	30,457,060

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	132,884	$2,564,666
Vanguard Total Bond Market Index Fund, Institutional Shares	975,812	9,416,584
		105,675,824
TOTAL MUTUAL FUNDS (Cost $182,849,606)		174,844,712
TOTAL LONG-TERM INVESTMENTS (Cost $182,849,606)		174,844,712
TOTAL INVESTMENTS — 100.1% (Cost $182,849,606) (b)		174,844,712
Other Assets/ (Liabilities) — (0.1)%		(113,098)
NET ASSETS — 100.0%		$174,731,614

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MassMutual 60/40 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 59.4%
DFA Commodity Strategy Portfolio	193,540	$936,733
Invesco Real Estate Fund, Class R6	105,549	1,800,661
MassMutual Blue Chip Growth Fund, Class I (a)	446,460	9,531,916
MassMutual Diversified Value Fund, Class I (a)	1,080,343	10,630,570
MassMutual Equity Opportunities Fund, Class I (a)	739,842	12,436,743
MassMutual International Equity Fund, Class I (a)	376,111	3,121,719
MassMutual Mid Cap Growth Fund, Class I (a)	133,745	2,371,293
MassMutual Overseas Fund, Class I (a)	714,757	6,275,564
MassMutual Small Cap Growth Equity Fund, Class I (a)	44,239	641,471
MM S&P 500 Index Fund, Class I (a)	1,528,281	21,197,262
Vanguard Developed Markets Index Fund, Institutional Shares	488,875	7,997,998
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	75,463	2,830,620
Vanguard Mid-Cap Index Fund, Admiral Shares	20,516	6,571,002
Vanguard Small-Cap Index Fund, Admiral Shares	27,084	2,877,374
		89,220,926
Fixed Income Funds — 40.7%
Invesco International Bond Fund, Class R6	701,806	3,087,948
MassMutual Core Bond Fund, Class I (a)	3,012,668	27,445,410
MassMutual Global Floating Rate Fund, Class I (a)	12,271	105,774
MassMutual High Yield Fund, Class I (a)	27,027	215,408
MassMutual Inflation-Protected and Income Fund, Class I (a)	34,094	323,214
MassMutual Short-Duration Bond Fund, Class I (a)	542,147	5,020,278
MassMutual Total Return Bond Fund, Class I (a)	2,068,326	17,353,253

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	97,077	$1,873,580
Vanguard Total Bond Market Index Fund, Institutional Shares	598,971	5,780,074
		61,204,939
TOTAL MUTUAL FUNDS (Cost $153,542,058)		150,425,865
TOTAL LONG-TERM INVESTMENTS (Cost $153,542,058)		150,425,865
TOTAL INVESTMENTS — 100.1% (Cost $153,542,058) (b)		150,425,865
Other Assets/ (Liabilities) — (0.1)%		(84,497)
NET ASSETS — 100.0%		$150,341,368

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MassMutual 80/20 Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 79.7%
DFA Commodity Strategy Portfolio	147,163	$712,268
Invesco Real Estate Fund, Class R6	109,715	1,871,743
MassMutual Blue Chip Growth Fund, Class I (a)	472,806	10,094,402
MassMutual Diversified Value Fund, Class I (a)	1,138,798	11,205,769
MassMutual Equity Opportunities Fund, Class I (a)	768,887	12,924,990
MassMutual International Equity Fund, Class I (a)	423,279	3,513,218
MassMutual Mid Cap Growth Fund, Class I (a)	138,422	2,454,224
MassMutual Overseas Fund, Class I (a)	771,698	6,775,507
MassMutual Small Cap Growth Equity Fund, Class I (a)	45,965	666,494
MM S&P 500 Index Fund, Class I (a)	1,616,070	22,414,896
Vanguard Developed Markets Index Fund, Institutional Shares	496,118	8,116,491
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	79,309	2,974,871
Vanguard Mid-Cap Index Fund, Admiral Shares	21,240	6,802,659
Vanguard Small-Cap Index Fund, Admiral Shares	28,107	2,986,055
		93,513,587
Fixed Income Funds — 20.4%
Invesco International Bond Fund, Class R6	272,451	1,198,783
MassMutual Core Bond Fund, Class I (a)	1,158,706	10,555,813
MassMutual Global Floating Rate Fund, Class I (a)	8,012	69,065
MassMutual High Yield Fund, Class I (a)	7,687	61,264
MassMutual Inflation-Protected and Income Fund, Class I (a)	13,478	127,768
MassMutual Short-Duration Bond Fund, Class I (a)	209,598	1,940,875
MassMutual Total Return Bond Fund, Class I (a)	810,821	6,802,791

	Number of Shares	Value
Vanguard Long-Term Treasury Index Fund, Admiral Shares	53,784	$1,038,031
Vanguard Total Bond Market Index Fund, Admiral Shares	220,948	2,132,153
		23,926,543
TOTAL MUTUAL FUNDS (Cost $118,119,838)		117,440,130
TOTAL LONG-TERM INVESTMENTS (Cost $118,119,838)		117,440,130
TOTAL INVESTMENTS — 100.1% (Cost $118,119,838) (b)		117,440,130
Other Assets/ (Liabilities) — (0.1)%		(60,037)
NET ASSETS — 100.0%		$117,380,093

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 40.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,808,390	$19,910,372
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,671,566	35,024,230
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	442,733	5,016,169
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	822,239	8,633,510
T. Rowe Price Hedged Equity Fund, Class I	634,601	7,697,712
		76,281,993
Fixed Income Funds — 59.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,734,363	40,904,894
T. Rowe Price Dynamic Credit Fund, Class I	300,042	2,670,372
T. Rowe Price Dynamic Global Bond Fund, Class I	856,399	6,688,473
T. Rowe Price Emerging Markets Bond Fund, Class I	760,322	6,987,360
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	227,779	2,136,565
T. Rowe Price Institutional High Yield Fund, Institutional Shares	789,098	6,131,290
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,146,502	38,777,348
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	807,230	5,941,213
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	3,236,781	3,236,781
		113,474,296
TOTAL MUTUAL FUNDS (Cost $193,173,737)		189,756,289
TOTAL LONG-TERM INVESTMENTS (Cost $193,173,737)		189,756,289
TOTAL INVESTMENTS — 100.0% (Cost $193,173,737) (b)		189,756,289
Other Assets/ (Liabilities) — (0.0)%		(30,344)
NET ASSETS — 100.0%		$189,725,945

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%
Diversified Financial Services — 99.9%
Equity Funds — 41.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	56,172	$618,449
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	82,154	1,077,035
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	14,009	158,726
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	25,554	268,320
T. Rowe Price Hedged Equity Fund, Class I	19,806	240,245
		2,362,775
Fixed Income Funds — 58.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	144,197	1,245,860
T. Rowe Price Dynamic Credit Fund, Class I	9,008	80,167
T. Rowe Price Dynamic Global Bond Fund, Class I	26,942	210,413
T. Rowe Price Emerging Markets Bond Fund, Class I	23,197	213,182
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	6,795	63,734
T. Rowe Price Institutional High Yield Fund, Institutional Shares	24,026	186,685
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	215,117	1,023,958
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	25,197	185,449
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	125,784	125,784
		3,335,232
TOTAL MUTUAL FUNDS (Cost $5,827,741)		5,698,007
TOTAL LONG-TERM INVESTMENTS (Cost $5,827,741)		5,698,007
TOTAL INVESTMENTS — 99.9% (Cost $5,827,741) (b)		5,698,007
Other Assets/ (Liabilities) — 0.1%		4,965
NET ASSETS — 100.0%		$5,702,972

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 45.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	548,024	$6,033,749
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	795,978	10,435,269
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	134,243	1,520,977
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	249,142	2,615,993
T. Rowe Price Hedged Equity Fund, Class I	190,885	2,315,436
		22,921,424
Fixed Income Funds — 54.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,215,579	10,502,604
T. Rowe Price Dynamic Credit Fund, Class I	72,936	649,128
T. Rowe Price Dynamic Global Bond Fund, Class I	226,291	1,767,335
T. Rowe Price Emerging Markets Bond Fund, Class I	192,937	1,773,094
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	58,219	546,091
T. Rowe Price Institutional High Yield Fund, Institutional Shares	196,017	1,523,052
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	1,697,159	8,078,476
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	224,459	1,652,015
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,091,604	1,091,604
		27,583,399
TOTAL MUTUAL FUNDS (Cost $50,660,198)		50,504,823
TOTAL LONG-TERM INVESTMENTS (Cost $50,660,198)		50,504,823
TOTAL INVESTMENTS — 100.0% (Cost $50,660,198) (b)		50,504,823
Other Assets/ (Liabilities) — (0.0)%		(6,745)
NET ASSETS — 100.0%		$50,498,078

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 48.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	347,490	$3,825,869
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	508,941	6,672,212
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	85,582	969,642
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	149,131	1,565,873
T. Rowe Price Hedged Equity Fund, Class I	121,772	1,477,088
		14,510,684
Fixed Income Funds — 51.7%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	721,955	6,237,689
T. Rowe Price Dynamic Credit Fund, Class I	41,385	368,330
T. Rowe Price Dynamic Global Bond Fund, Class I	128,512	1,003,676
T. Rowe Price Emerging Markets Bond Fund, Class I	108,284	995,134
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	32,901	308,612
T. Rowe Price Institutional High Yield Fund, Institutional Shares	113,013	878,112
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	882,711	4,201,707
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	133,189	980,274
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	542,635	542,635
		15,516,169
TOTAL MUTUAL FUNDS (Cost $30,409,605)		30,026,853
TOTAL LONG-TERM INVESTMENTS (Cost $30,409,605)		30,026,853
TOTAL INVESTMENTS — 100.0% (Cost $30,409,605) (b)		30,026,853
Other Assets/ (Liabilities) — (0.0)%		(1,741)
NET ASSETS — 100.0%		$30,025,112

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 51.4%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,298,862	$14,300,470
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,881,747	24,669,697
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	317,607	3,598,483
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	552,645	5,802,776
T. Rowe Price Hedged Equity Fund, Class I	455,014	5,519,324
		53,890,750
Fixed Income Funds — 48.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,438,958	21,072,599
T. Rowe Price Dynamic Credit Fund, Class I	149,079	1,326,806
T. Rowe Price Dynamic Global Bond Fund, Class I	445,404	3,478,602
T. Rowe Price Emerging Markets Bond Fund, Class I	362,643	3,332,694
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	103,603	971,797
T. Rowe Price Institutional High Yield Fund, Institutional Shares	386,377	3,002,153
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	2,646,852	12,599,017
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	459,146	3,379,312
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,790,286	1,790,286
		50,953,266
TOTAL MUTUAL FUNDS (Cost $105,817,977)		104,844,016
TOTAL LONG-TERM INVESTMENTS (Cost $105,817,977)		104,844,016
TOTAL INVESTMENTS — 100.0% (Cost $105,817,977) (b)		104,844,016
Other Assets/ (Liabilities) — (0.0)%		(36,441)
NET ASSETS — 100.0%		$104,807,575

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
9

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 55.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,019,553	$22,235,282
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	2,973,027	38,976,386
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	497,058	5,631,666
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	874,736	9,184,728
T. Rowe Price Hedged Equity Fund, Class I	664,769	8,063,643
		84,091,705
Fixed Income Funds — 44.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,280,686	28,345,127
T. Rowe Price Dynamic Credit Fund, Class I	183,928	1,636,955
T. Rowe Price Dynamic Global Bond Fund, Class I	585,164	4,570,128
T. Rowe Price Emerging Markets Bond Fund, Class I	456,912	4,199,018
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	146,378	1,373,024
T. Rowe Price Institutional High Yield Fund, Institutional Shares	495,357	3,848,923
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	3,080,333	14,662,387
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	671,413	4,941,596
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	2,869,687	2,869,687
		66,446,845
TOTAL MUTUAL FUNDS (Cost $152,686,650)		150,538,550
TOTAL LONG-TERM INVESTMENTS (Cost $152,686,650)		150,538,550
TOTAL INVESTMENTS — 100.0% (Cost $152,686,650) (b)		150,538,550
Other Assets/ (Liabilities) — (0.0)%		(43,994)
NET ASSETS — 100.0%		$150,494,556

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
10

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 66.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,384,438	$59,282,665
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,842,086	102,809,749
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,232,097	13,959,658
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,342,609	24,597,391
T. Rowe Price Hedged Equity Fund, Class I	799,623	9,699,427
		210,348,890
Fixed Income Funds — 33.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	5,806,913	50,171,729
T. Rowe Price Dynamic Credit Fund, Class I	110,666	984,927
T. Rowe Price Dynamic Global Bond Fund, Class I	1,027,478	8,024,603
T. Rowe Price Emerging Markets Bond Fund, Class I	783,780	7,202,942
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	224,202	2,103,019
T. Rowe Price Institutional High Yield Fund, Institutional Shares	826,746	6,423,815
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	3,055,768	14,545,454
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,545,863	11,377,551
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	6,555,294	6,555,294
		107,389,334
TOTAL MUTUAL FUNDS (Cost $327,594,182)		317,738,224
TOTAL LONG-TERM INVESTMENTS (Cost $327,594,182)		317,738,224
TOTAL INVESTMENTS — 100.0% (Cost $327,594,182) (b)		317,738,224
Other Assets/ (Liabilities) — (0.0)%		(153,079)
NET ASSETS — 100.0%		$317,585,145

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
11

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 78.2%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,864,915	$53,562,716
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,144,395	93,663,023
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,065,593	12,073,162
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,105,933	22,112,299
		181,411,200
Fixed Income Funds — 21.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,149,809	27,214,350
T. Rowe Price Dynamic Global Bond Fund, Class I	568,441	4,439,522
T. Rowe Price Emerging Markets Bond Fund, Class I	365,123	3,355,480
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	109,492	1,027,033
T. Rowe Price Institutional High Yield Fund, Institutional Shares	388,667	3,019,946
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	13,145	62,573
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,059,793	7,800,079
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	3,645,818	3,645,818
		50,564,801
TOTAL MUTUAL FUNDS (Cost $242,682,315)		231,976,001
TOTAL LONG-TERM INVESTMENTS (Cost $242,682,315)		231,976,001
TOTAL INVESTMENTS — 100.0% (Cost $242,682,315) (b)		231,976,001
Other Assets/ (Liabilities) — (0.0)%		(91,018)
NET ASSETS — 100.0%		$231,884,983

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 88.3%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	7,571,158	$83,358,449
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	11,092,448	145,421,997
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,650,578	18,701,050
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,287,187	34,515,467
		281,996,963
Fixed Income Funds — 11.8%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,273,997	19,647,337
T. Rowe Price Dynamic Global Bond Fund, Class I	381,218	2,977,313
T. Rowe Price Emerging Markets Bond Fund, Class I	193,861	1,781,584
T. Rowe Price Institutional Floating Rate Fund, Institutional Shares	60,523	567,708
T. Rowe Price Institutional High Yield Fund, Institutional Shares	218,359	1,696,646
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	21,309	101,430
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	895,585	6,591,503
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	4,170,792	4,170,792
		37,534,313
TOTAL MUTUAL FUNDS (Cost $336,468,567)		319,531,276
TOTAL LONG-TERM INVESTMENTS (Cost $336,468,567)		319,531,276
TOTAL INVESTMENTS — 100.1% (Cost $336,468,567) (b)		319,531,276
Other Assets/ (Liabilities) — (0.1)%		(172,365)
NET ASSETS — 100.0%		$319,358,911

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 96.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	4,862,201	$53,532,833
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	7,191,815	94,284,692
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,063,224	12,046,329
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,100,869	22,059,124
		181,922,978
Fixed Income Funds — 4.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	478,981	4,138,392
T. Rowe Price Dynamic Global Bond Fund, Class I	55,582	434,098
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	11,432	54,417
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	238,884	1,758,183
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,227,323	1,227,323
		7,612,413
TOTAL MUTUAL FUNDS (Cost $201,277,180)		189,535,391
TOTAL LONG-TERM INVESTMENTS (Cost $201,277,180)		189,535,391
TOTAL INVESTMENTS — 100.0% (Cost $201,277,180) (b)		189,535,391
Other Assets/ (Liabilities) — (0.0)%		(83,098)
NET ASSETS — 100.0%		$189,452,293

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 97.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	5,809,948	$63,967,523
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	8,552,290	112,120,526
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,259,533	14,270,507
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	2,506,530	26,318,561
		216,677,117
Fixed Income Funds — 2.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	242,934	2,098,950
T. Rowe Price Dynamic Global Bond Fund, Class I	8,825	68,924
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	17,511	83,350
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	98,785	727,061
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	1,857,104	1,857,104
		4,835,389
TOTAL MUTUAL FUNDS (Cost $235,087,396)		221,512,506
TOTAL LONG-TERM INVESTMENTS (Cost $235,087,396)		221,512,506
TOTAL INVESTMENTS — 100.1% (Cost $235,087,396) (b)		221,512,506
Other Assets/ (Liabilities) — (0.1)%		(125,694)
NET ASSETS — 100.0%		$221,386,812

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 98.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,742,536	$30,195,322
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	4,038,026	52,938,526
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	596,129	6,754,145
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,201,581	12,616,602
		102,504,595
Fixed Income Funds — 1.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	83,350	720,140
T. Rowe Price Dynamic Global Bond Fund, Class I	4,795	37,446
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	8,144	38,768
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	40,627	299,018
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	167,032	167,032
		1,262,404
TOTAL MUTUAL FUNDS (Cost $110,964,950)		103,766,999
TOTAL LONG-TERM INVESTMENTS (Cost $110,964,950)		103,766,999
TOTAL INVESTMENTS — 100.0% (Cost $110,964,950) (b)		103,766,999
Other Assets/ (Liabilities) — (0.0)%		(46,905)
NET ASSETS — 100.0%		$103,720,094

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
16

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.0%
Equity Funds — 98.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	2,434,011	$26,798,463
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,589,685	47,060,774
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	528,027	5,982,546
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,062,165	11,152,731
		90,994,514
Fixed Income Funds — 1.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	63,901	552,102
T. Rowe Price Dynamic Global Bond Fund, Class I	7,271	56,787
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	6,763	32,190
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	37,025	272,503
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	160,864	160,864
		1,074,446
TOTAL MUTUAL FUNDS (Cost $99,226,444)		92,068,960
TOTAL LONG-TERM INVESTMENTS (Cost $99,226,444)		92,068,960
TOTAL INVESTMENTS — 100.0% (Cost $99,226,444) (b)		92,068,960
Other Assets/ (Liabilities) — (0.0)%		(43,624)
NET ASSETS — 100.0%		$92,025,336

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
17

MassMutual Select T. Rowe Price Retirement 2065 Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 99.9%
Equity Funds — 98.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	114,415	$1,259,714
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	168,330	2,206,808
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	24,896	282,074
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	50,680	532,138
		4,280,734
Fixed Income Funds — 1.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	2,791	24,114
T. Rowe Price Dynamic Global Bond Fund, Class I	523	4,085
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I	265	1,262
T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I	1,722	12,672
T. Rowe Price U.S. Treasury Money Fund, Inc., Class I	11,792	11,792
		53,925
TOTAL MUTUAL FUNDS (Cost $4,765,905)		4,334,659
TOTAL LONG-TERM INVESTMENTS (Cost $4,765,905)		4,334,659
TOTAL INVESTMENTS — 99.9% (Cost $4,765,905) (b)		4,334,659
Other Assets/ (Liabilities) — 0.1%		3,388
NET ASSETS — 100.0%		$4,338,047

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
18

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$31,676,396	$34,473,405
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	143,048,286	140,371,307
Total investments	174,724,682	174,844,712
Receivables from:
Investments sold
Regular delivery	219,461	278,858
Fund shares sold	8,984	96,945
Dividends	539,371	404,801
Prepaid expenses	65,867	65,897
Total assets	175,558,365	175,691,213
Liabilities:
Payables for:
Investments purchased
Regular delivery	525,353	394,634
Fund shares redeemed	225,093	372,556
Trustees’ fees and expenses (Note 3)	20,571	29,096
Affiliates (Note 3):
Administration fees	59,162	56,612
Service fees	10,819	57,940
Distribution fees	2,372	9,507
Accrued expense and other liabilities	38,934	39,254
Total liabilities	882,304	959,599
Net assets	$174,676,061	$174,731,614
Net assets consist of:
Paid-in capital	$192,077,676	$190,099,557
Accumulated earnings (loss)	(17,401,615)	(15,367,943)
Net assets	$174,676,061	$174,731,614
(a) Cost of investments - unaffiliated issuers:	$32,239,251	$34,100,366
(b) Cost of investments - affiliated issuers:	$ 150,475,676	$ 148,749,240

The accompanying notes are an integral part of the financial statements.
19

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund

$33,755,990	$27,833,054
116,669,875	89,607,076
150,425,865	117,440,130

138,448	—
142,921	139,820
239,004	94,576
65,897	65,897
151,012,135	117,740,423

232,990	154,130
278,446	75,678
24,357	11,708

54,556	45,463
33,479	27,408
8,056	7,895
38,883	38,048
670,767	360,330
$150,341,368	$117,380,093

$161,123,249	$122,650,382
(10,781,881)	(5,270,289)
$150,341,368	$117,380,093
$32,380,960	$25,242,495
$ 121,161,098	$ 92,877,343

The accompanying notes are an integral part of the financial statements.
20

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Class I shares:
Net assets	$ 14,692,590	$ 35,171,251
Shares outstanding (a)	1,638,093	3,980,631
Net asset value, offering price and redemption price per share	$8.97	$8.84
Class R5 shares:
Net assets	$2,855,524	$6,647,342
Shares outstanding (a)	318,697	750,989
Net asset value, offering price and redemption price per share	$8.96	$8.85
Service Class shares:
Net assets	$123,841,245	$16,293,374
Shares outstanding (a)	13,827,308	1,827,639
Net asset value, offering price and redemption price per share	$8.96	$8.91
Administrative Class shares:
Net assets	$15,906,366	$23,025,608
Shares outstanding (a)	1,766,487	2,581,650
Net asset value, offering price and redemption price per share	$9.00	$8.92
Class R4 shares:
Net assets	$5,025,807	$49,957,730
Shares outstanding (a)	548,768	5,681,499
Net asset value, offering price and redemption price per share	$9.16	$8.79
Class A shares:
Net assets	$8,426,563	$28,268,142
Shares outstanding (a)	929,176	3,149,534
Net asset value and redemption price per share	$9.07	$8.98
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)	$9.60	$9.50
Class R3 shares:
Net assets	$3,824,690	$15,263,265
Shares outstanding (a)	431,388	1,740,875
Net asset value, offering price and redemption price per share	$8.87	$8.77
Class Y shares:
Net assets	$103,276	$104,902
Shares outstanding (a)	11,534	11,848
Net asset value, offering price and redemption price per share	$8.95	$8.85

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
21

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund

$ 29,593,558	$ 37,972,915
3,423,842	3,899,026
$8.64	$9.74

$9,622,968	$4,455,401
1,111,839	456,165
$8.66	$9.77

$24,632,806	$17,772,440
2,827,412	1,817,029
$8.71	$9.78

$33,033,984	$14,430,387
3,785,868	1,473,309
$8.73	$9.79

$10,370,962	$14,301,462
1,202,882	1,492,647
$8.62	$9.58

$30,047,852	$16,327,162
3,414,090	1,664,981
$8.80	$9.81
$9.31	$10.38

$12,933,318	$12,012,293
1,507,303	1,262,016
$8.58	$9.52

$105,920	$108,033
12,240	11,062
$8.65	$9.77

The accompanying notes are an integral part of the financial statements.
22

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$80,267,114	$2,329,617
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	109,489,175	3,368,390
Total investments	189,756,289	5,698,007
Receivables from:
Investments sold
Regular delivery	32,327	—
Fund shares sold	21,390	1,135
Investment adviser (Note 3)	—	5,322
Dividends	210,626	6,433
Total assets	190,020,632	5,710,897
Liabilities:
Payables for:
Investments purchased
Regular delivery	210,626	7,412
Fund shares redeemed	49,958	10
Affiliates (Note 3):
Investment advisory fees	31,219	—
Service fees	2,541	416
Distribution fees	343	87
Total liabilities	294,687	7,925
Net assets	$189,725,945	$5,702,972
Net assets consist of:
Paid-in capital	$199,412,137	$7,937,861
Accumulated earnings (loss)	(9,686,192)	(2,234,889)
Net assets	$189,725,945	$5,702,972
(a) Cost of investments - unaffiliated issuers:	$79,241,655	$2,301,495
(b) Cost of investments - affiliated issuers:	$ 113,932,082	$ 3,526,246

The accompanying notes are an integral part of the financial statements.
23

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$19,396,231	$10,755,568	$ 35,399,991	$ 46,165,361	$ 66,917,032
31,108,592	19,271,285	69,444,025	104,373,189	250,821,192
50,504,823	30,026,853	104,844,016	150,538,550	317,738,224

—	789,327	328,546	437,560	3,086,275
156,598	11,868	83,375	96,724	161,745
—	—	—	—	—
57,543	30,067	103,476	127,926	221,777
50,718,964	30,858,115	105,359,413	151,200,760	321,208,021

190,867	30,067	103,476	127,926	221,776
22,083	800,400	408,787	530,505	3,238,523

4,917	493	23,765	34,405	107,534
1,870	1,876	12,104	10,492	40,367
1,149	167	3,706	2,876	14,676
220,886	833,003	551,838	706,204	3,622,876
$50,498,078	$30,025,112	$104,807,575	$150,494,556	$317,585,145

$56,848,688	$35,996,962	$124,070,561	$168,534,305	$276,268,073
(6,350,610)	(5,971,850)	(19,262,986)	(18,039,749)	41,317,072
$ 50,498,078	$ 30,025,112	$104,807,575	$150,494,556	$317,585,145
$18,914,287	$10,495,707	$34,339,729	$44,794,848	$66,271,811
$31,745,911	$19,913,898	$71,478,248	$107,891,802	$261,322,371

The accompanying notes are an integral part of the financial statements.
24

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class I shares:
Net assets	$ 35,757,757	$ 4,760,875
Shares outstanding (a)	2,504,143	350,054
Net asset value, offering price and redemption price per share	$14.28	$13.60
Class M5 shares:
Net assets	$152,135,480	$785,959
Shares outstanding (a)	10,626,105	57,634
Net asset value, offering price and redemption price per share	$14.32	$13.64
Class M4 shares:
Net assets	$1,630,522	$57,613
Shares outstanding (a)	113,534	4,234
Net asset value, offering price and redemption price per share	$14.36	$13.61
Class M3 shares:
Net assets	$202,186	$98,525
Shares outstanding (a)	14,039	7,155
Net asset value, offering price and redemption price per share	$14.40	$13.77

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$ 40,487,255	$ 27,478,340	$ 77,972,754	$ 127,914,334	$ 222,161,892
2,861,679	1,898,165	5,508,650	8,664,673	14,524,910
$14.15	$14.48	$14.15	$14.76	$15.30

$8,587,535	$1,348,038	$19,039,886	$14,897,332	$69,592,794
606,372	93,255	1,343,831	1,008,482	4,544,390
$14.16	$14.46	$14.17	$14.77	$15.31

$250,610	$1,155,086	$4,662,347	$6,462,070	$13,339,654
17,565	79,349	328,297	436,536	870,422
$14.27	$14.56	$14.20	$14.80	$15.33

$1,172,678	$43,648	$3,132,588	$1,220,820	$12,490,805
82,404	2,955	219,708	82,489	814,746
$14.23	$14.77	$14.26	$14.80	$15.33

The accompanying notes are an integral part of the financial statements.
26

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$23,350,451	$17,886,976
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	208,625,550	301,644,300
Total investments	231,976,001	319,531,276
Receivables from:
Investments sold
Regular delivery	662,284	3,712,187
Fund shares sold	201,554	214,931
Investment adviser (Note 3)	—	—
Dividends	99,759	76,692
Total assets	232,939,598	323,535,086
Liabilities:
Payables for:
Investments purchased
Regular delivery	99,759	76,692
Fund shares redeemed	857,765	3,917,842
Affiliates (Note 3):
Investment advisory fees	73,409	127,151
Service fees	18,628	41,302
Distribution fees	5,054	13,188
Total liabilities	1,054,615	4,176,175
Net assets	$231,884,983	$319,358,911
Net assets consist of:
Paid-in capital	$202,244,770	$255,416,196
Accumulated earnings (loss)	29,640,213	63,942,715
Net assets	$231,884,983	$319,358,911
(a) Cost of investments - unaffiliated issuers:	$23,290,530	$17,943,611
(b) Cost of investments - affiliated issuers:	$ 219,391,785	$ 318,524,956

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$3,474,021	$2,736,439	$542,264	$522,344	$29,811
186,061,370	218,776,067	103,224,735	91,546,616	4,304,848
189,535,391	221,512,506	103,766,999	92,068,960	4,334,659

307,821	2,819,541	584,238	358,816	—
340,075	229,786	193,215	279,115	5,922
—	—	—	—	3,829
12,254	9,622	1,919	1,910	106
190,195,541	224,571,455	104,546,371	92,708,801	4,344,516

12,254	9,622	1,919	1,910	5,939
642,832	3,042,496	774,479	635,363	—

67,987	90,465	36,273	32,599	—
16,695	30,372	10,801	10,378	460
3,480	11,688	2,805	3,215	70
743,248	3,184,643	826,277	683,465	6,469
$189,452,293	$221,386,812	$103,720,094	$92,025,336	$4,338,047

$149,979,102	$158,075,933	$74,951,344	$65,214,358	$4,184,177
39,473,191	63,310,879	28,768,750	26,810,978	153,870
$189,452,293	$221,386,812	$103,720,094	$92,025,336	$4,338,047
$3,474,014	$2,726,168	$542,893	$522,593	$30,030
$ 197,803,166	$ 232,361,228	$ 110,422,057	$ 98,703,851	$ 4,735,875

The accompanying notes are an integral part of the financial statements.
28

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class I shares:
Net assets	$ 195,002,684	$ 215,668,436
Shares outstanding (a)	12,185,403	13,977,777
Net asset value, offering price and redemption price per share	$16.00	$15.43
Class M5 shares:
Net assets	$24,872,161	$72,459,952
Shares outstanding (a)	1,556,160	4,690,570
Net asset value, offering price and redemption price per share	$15.98	$15.45
Class M4 shares:
Net assets	$10,874,207	$19,442,804
Shares outstanding (a)	679,340	1,258,859
Net asset value, offering price and redemption price per share	$16.01	$15.44
Class M3 shares:
Net assets	$1,135,931	$11,787,719
Shares outstanding (a)	71,068	763,122
Net asset value, offering price and redemption price per share	$15.98	$15.45

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
29

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$ 160,627,028	$ 160,456,300	$ 87,863,006	$ 67,026,839	$ 3,410,131
9,698,320	9,918,079	5,193,605	3,664,878	304,874
$16.56	$16.18	$16.92	$18.29	$11.19

$16,683,064	$37,942,407	$8,965,224	$15,774,531	$663,894
1,006,920	2,343,484	528,736	864,506	59,377
$16.57	$16.19	$16.96	$18.25	$11.18

$11,965,037	$12,096,073	$6,507,823	$5,659,728	$152,330
721,170	745,543	384,546	311,157	13,769
$16.59	$16.22	$16.92	$18.19	$11.06

$177,164	$10,892,032	$384,041	$3,564,238	$111,692
10,693	674,656	22,783	196,374	10,000
$16.57	$16.14	$16.86	$18.15	$11.17

The accompanying notes are an integral part of the financial statements.
30

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual 20/80 Allocation Fund	MassMutual 40/60 Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$603,511	$587,958
Dividends - affiliated issuers (Note 7)	3,115,965	2,587,784
Total investment income	3,719,476	3,175,742
Expenses (Note 3):
Custody and overdraft fees	2,786	2,718
Audit and tax fees	19,196	19,194
Legal fees	3,426	3,435
Proxy fees	1,493	1,493
Accounting & Administration fees	15,093	15,093
Shareholder reporting fees	14,545	14,717
Trustees’ fees	6,872	6,817
Registration and filing fees	57,781	57,751
Transfer agent fees	1,224	1,220
	122,416	122,438
Administration fees:
Class R5	1,398	3,224
Service Class	128,053	13,797
Administrative Class	23,876	35,560
Class R4	5,079	50,083
Class A	12,342	37,586
Class R3	3,843	15,318
Class Y	52	53
Distribution and Service fees:
Class R4	6,348	62,604
Class A	12,342	37,586
Class R3	9,608	38,296
Net expenses:	325,357	416,545
Net investment income (loss)	3,394,119	2,759,197
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(134,585)	(62,646)
Investment transactions - affiliated issuers (Note 7)	(7,157,323)	(9,342,641)
Realized gain distributions - unaffiliated issuers	15,138	28,586
Realized gain distributions - affiliated issuers (Note 7)	6,133,377	11,638,220
Net realized gain (loss)	(1,143,393)	2,261,519
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(832,854)	(1,153,205)
Investment transactions - affiliated issuers (Note 7)	(2,805,854)	(6,320,748)
Net change in unrealized appreciation (depreciation)	(3,638,708)	(7,473,953)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(4,782,101)	(5,212,434)
Net increase (decrease) in net assets resulting from operations	$ (1,387,982)	$ (2,453,237)

The accompanying notes are an integral part of the financial statements.
31

MassMutual 60/40 Allocation Fund	MassMutual 80/20 Allocation Fund

$524,796	$390,880
1,939,490	1,240,829
2,464,286	1,631,709

2,735	2,901
19,187	19,173
3,130	2,415
1,493	1,493
15,093	15,093
14,196	14,088
6,177	4,794
57,750	57,748
1,220	1,220
120,981	118,925

4,834	2,237
25,449	17,954
53,787	23,868
10,870	15,004
38,609	21,573
13,047	13,629
55	57

13,588	18,754
38,609	21,573
32,618	34,072
352,447	287,646
2,111,839	1,344,063

21,990	88,300
(9,587,093)	(9,118,676)
38,100	39,810
15,646,660	16,702,338
6,119,657	7,711,772

(1,344,902)	(1,278,958)
(9,865,809)	(10,668,818)
(11,210,711)	(11,947,776)
(5,091,054)	(4,236,004)
$ (2,979,215)	$ (2,891,941)

The accompanying notes are an integral part of the financial statements.
32

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement Balanced Fund	MassMutual Select T. Rowe Price Retirement 2005 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$ 2,904,602	$ 159,031
Dividends - affiliated issuers (Note 7)	3,575,027	222,833
Total investment income	6,479,629	381,864
Expenses (Note 3):
Custody and overdraft fees	109	14
Investment advisory fees:
Class I	89,781	14,915
Class M5	424,187	8,320
Class M4	21,411	3,817
Class M3	4,544	725
Distribution and Service fees:
Class M4	9,803	1,671
Class M3	4,162	636
Total expenses	553,997	30,098
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(49,165)	(8,426)
Class M5 fees reimbursed by adviser	(168,635)	(3,454)
Class M4 fees reimbursed by adviser	(8,629)	(1,617)
Class M3 fees reimbursed by adviser	(1,827)	(301)
Net expenses:	325,741	16,300
Net investment income (loss)	6,153,888	365,564
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(300,492)	108,487
Investment transactions - affiliated issuers (Note 7)	(1,917,564)	431,377
Realized gain distributions - unaffiliated issuers	144,659	9,098
Realized gain distributions - affiliated issuers (Note 7)	10,612,451	669,405
Net realized gain (loss)	8,539,054	1,218,367
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(1,358,092)	(240,169)
Investment transactions - affiliated issuers (Note 7)	(13,725,922)	(1,410,339)
Net change in unrealized appreciation (depreciation)	(15,084,014)	(1,650,508)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,544,960)	(432,141)
Net increase (decrease) in net assets resulting from operations	$(391,072)	$(66,577)

The accompanying notes are an integral part of the financial statements.
33

MassMutual Select T. Rowe Price Retirement 2010 Fund	MassMutual Select T. Rowe Price Retirement 2015 Fund	MassMutual Select T. Rowe Price Retirement 2020 Fund	MassMutual Select T. Rowe Price Retirement 2025 Fund	MassMutual Select T. Rowe Price Retirement 2030 Fund

$ 941,603	$ 850,617	$ 2,862,942	$ 2,860,972	$ 4,697,584
1,452,113	1,555,760	5,800,066	6,887,753	19,581,648
2,393,716	2,406,377	8,663,008	9,748,725	24,279,232

24	15	79	354	266

118,560	89,978	335,682	517,365	1,135,407
34,760	58,996	176,667	124,832	611,455
9,055	11,428	97,030	81,979	309,798
9,901	2,383	41,343	47,479	169,869

3,965	5,003	40,295	32,531	116,116
8,670	2,086	34,338	37,682	127,338
184,935	169,889	725,434	842,222	2,470,249

(64,407)	(43,322)	(160,120)	(226,331)	(409,159)
(13,908)	(21,159)	(59,949)	(39,489)	(151,629)
(3,688)	(4,059)	(33,110)	(26,287)	(77,679)
(4,015)	(863)	(14,164)	(15,232)	(42,552)
98,917	100,486	458,091	534,883	1,789,230
2,294,799	2,305,891	8,204,917	9,213,842	22,490,002

(169,647)	27,927	862,657	1,058,399	1,106,042
(1,804,120)	(1,704,311)	(2,903,129)	(2,696,893)	(7,728,611)
63,541	70,744	275,536	316,556	457,020
4,681,022	5,196,324	20,222,619	25,795,469	84,824,531
2,770,796	3,590,684	18,457,683	24,473,531	78,658,982

(521,727)	(868,363)	(3,512,816)	(3,877,422)	(6,760,673)
(4,941,674)	(6,012,331)	(25,353,307)	(33,465,706)	(105,122,706)
(5,463,401)	(6,880,694)	(28,866,123)	(37,343,128)	(111,883,379)
(2,692,605)	(3,290,010)	(10,408,440)	(12,869,597)	(33,224,397)
$(397,806)	$(984,119)	$(2,203,523)	$(3,655,755)	$(10,734,395)

The accompanying notes are an integral part of the financial statements.
34

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Retirement 2035 Fund	MassMutual Select T. Rowe Price Retirement 2040 Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$ 1,210,359	$ 992,744
Dividends - affiliated issuers (Note 7)	13,158,036	20,012,147
Total investment income	14,368,395	21,004,891
Expenses (Note 3):
Custody and overdraft fees	64	185
Investment advisory fees:
Class I	933,019	1,214,794
Class M5	252,074	693,564
Class M4	155,898	324,821
Class M3	90,620	161,931
Distribution and Service fees:
Class M4	55,598	111,546
Class M3	64,636	111,216
Total expenses	1,551,909	2,618,057
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(279,941)	(346,229)
Class M5 fees reimbursed by adviser	(52,170)	(137,782)
Class M4 fees reimbursed by adviser	(32,449)	(64,721)
Class M3 fees reimbursed by adviser	(18,872)	(32,259)
Net expenses:	1,168,477	2,037,066
Net investment income (loss)	13,199,918	18,967,825
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	(937,964)	(574,955)
Investment transactions - affiliated issuers (Note 7)	(8,734,503)	(10,052,580)
Realized gain distributions - affiliated issuers (Note 7)	66,015,005	114,439,869
Net realized gain (loss)	56,342,538	103,812,334
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(1,143,508)	(1,242,176)
Investment transactions - affiliated issuers (Note 7)	(78,302,134)	(135,094,117)
Net change in unrealized appreciation (depreciation)	(79,445,642)	(136,336,293)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(23,103,104)	(32,523,959)
Net increase (decrease) in net assets resulting from operations	$(9,903,186)	$(13,556,134)

The accompanying notes are an integral part of the financial statements.
35

MassMutual Select T. Rowe Price Retirement 2045 Fund	MassMutual Select T. Rowe Price Retirement 2050 Fund	MassMutual Select T. Rowe Price Retirement 2055 Fund	MassMutual Select T. Rowe Price Retirement 2060 Fund	MassMutual Select T. Rowe Price Retirement 2065 Fund

$ 189,098	$ 170,419	$ 32,175	$ 26,697	$ 676
11,030,530	16,159,232	7,155,552	5,771,262	111,072
11,219,628	16,329,651	7,187,727	5,797,959	111,748

66	153	145	67	—

893,952	1,011,733	582,070	415,780	9,553
191,297	598,854	100,332	172,517	2,419
147,467	229,315	92,677	79,715	4,059
75,254	146,238	56,290	35,791	459

49,221	75,136	30,366	26,085	1,328
50,236	95,830	36,886	23,424	300
1,407,493	2,157,259	898,766	753,379	18,118

(243,768)	(273,852)	(146,490)	(105,126)	(2,416)
(34,072)	(106,739)	(16,340)	(28,280)	(397)
(26,286)	(40,874)	(15,095)	(13,069)	(666)
(13,430)	(26,065)	(9,167)	(5,868)	(75)
1,089,937	1,709,729	711,674	601,036	14,564
10,129,691	14,619,922	6,476,053	5,196,923	97,184

(157,799)	(118,032)	(40,042)	(30,245)	147
(6,029,087)	(10,315,922)	1,447,935	6,082,980	(32,492)
68,768,412	103,103,257	45,633,354	36,811,241	709,393
62,581,526	92,669,303	47,041,247	42,863,976	677,048

(231,752)	(90,376)	(45,778)	(38,174)	(980)
(81,392,282)	(117,807,557)	(59,692,950)	(52,697,976)	(867,013)
(81,624,034)	(117,897,933)	(59,738,728)	(52,736,150)	(867,993)
(19,042,508)	(25,228,630)	(12,697,481)	(9,872,174)	(190,945)
$(8,912,817)	$(10,608,708)	$(6,221,428)	$(4,675,251)	$(93,761)

The accompanying notes are an integral part of the financial statements.
36

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual 20/80 Allocation Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,394,119	$9,143,475
Net realized gain (loss)	(1,143,393)	(1,978,645)
Net change in unrealized appreciation (depreciation)	(3,638,708)	18,585,686
Net increase (decrease) in net assets resulting from operations	(1,387,982)	25,750,516
Distributions to shareholders (Note 2):
Class I	(512,314)	(481,320)
Class R5	(92,545)	(95,364)
Service Class	(4,169,365)	(3,979,661)
Administrative Class	(495,738)	(476,550)
Class R4	(153,656)	(102,081)
Class A	(317,035)	(338,449)
Class R3	(109,049)	(104,089)
Class Y	(3,513)	(3,436)
Total distributions	(5,853,215)	(5,580,950)
Net fund share transactions (Note 5):
Class I	(246,938)	331,694
Class R5	142,611	(156,920)
Service Class	(4,779,856)	7,780,712
Administrative Class	400,568	(4,437,477)
Class R4	(86,427)	1,783,698
Class A	(2,673,489)	(1,825,611)
Class R3	179,336	(105,757)
Increase (decrease) in net assets from fund share transactions	(7,064,195)	3,370,339
Total increase (decrease) in net assets	(14,305,392)	23,539,905
Net assets
Beginning of period	188,981,453	165,441,548
End of period	$ 174,676,061	$ 188,981,453

The accompanying notes are an integral part of the financial statements.
37

MassMutual 40/60 Allocation Fund		MassMutual 60/40 Allocation Fund		MassMutual 80/20 Allocation Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$2,759,197	$7,212,313	$2,111,839	$4,986,499	$1,344,063	$2,553,848
2,261,519	335,006	6,119,657	3,212,196	7,711,772	6,016,353
(7,473,953)	23,175,125	(11,210,711)	24,633,621	(11,947,776)	20,100,736
(2,453,237)	30,722,444	(2,979,215)	32,832,316	(2,891,941)	28,670,937

(1,511,984)	(1,418,960)	(2,079,947)	(1,409,968)	(3,105,039)	(1,601,923)
(266,887)	(258,784)	(617,187)	(392,313)	(347,687)	(124,245)
(553,216)	(604,718)	(1,594,815)	(1,027,398)	(1,414,575)	(642,909)
(920,243)	(1,124,608)	(2,204,968)	(1,727,148)	(1,265,873)	(680,679)
(1,960,885)	(1,734,427)	(668,363)	(354,273)	(1,159,598)	(518,348)
(1,092,246)	(1,504,337)	(1,789,234)	(1,464,806)	(1,283,962)	(769,792)
(561,949)	(594,652)	(759,052)	(419,156)	(1,076,023)	(524,803)
(4,541)	(4,501)	(7,249)	(4,697)	(9,357)	(4,430)
(6,871,951)	(7,244,987)	(9,720,815)	(6,799,759)	(9,662,114)	(4,867,129)

(1,603,805)	4,340,571	(1,311,730)	(128,408)	1,412,179	(2,268,046)
508,979	(320,178)	634,201	(157,926)	421,171	432,380
2,461,819	(540,338)	(333,612)	1,195,223	996,811	(250,493)
(1,561,162)	(3,592,604)	(930,136)	(7,673,850)	(424,844)	(3,774,995)
1,840,660	6,342,273	294,829	1,468,736	724,810	(111,702)
(3,486,558)	(10,371,381)	(582,493)	(12,704,807)	(471,984)	(5,594,377)
503,790	(673,287)	754,351	1,111,428	(1,104,497)	(1,970,255)
(1,336,277)	(4,814,944)	(1,474,590)	(16,889,604)	1,553,646	(13,537,488)
(10,661,465)	18,662,513	(14,174,620)	9,142,953	(11,000,409)	10,266,320

185,393,079	166,730,566	164,515,988	155,373,035	128,380,502	118,114,182
$ 174,731,614	$ 185,393,079	$ 150,341,368	$ 164,515,988	$ 117,380,093	$ 128,380,502

The accompanying notes are an integral part of the financial statements.
38

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement Balanced Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,153,888	$6,318,778
Net realized gain (loss)	8,539,054	(9,862,546)
Net change in unrealized appreciation (depreciation)	(15,084,014)	36,161,996
Net increase (decrease) in net assets resulting from operations	(391,072)	32,618,228
Distributions to shareholders (Note 2):
Class I	(2,027,337)	(1,372,982)
Class M5	(5,988,995)	(7,608,149)
Class M4	(436,741)	(406,563)
Class M3	(83,310)	(153,151)
Total distributions	(8,536,383)	(9,540,845)
Net fund share transactions (Note 5):
Class I	(13,144,976)	21,036,701
Class M5	590,180	(1,082,023)
Class M4	(9,957,004)	2,770,360
Class M3	(2,612,823)	(516,542)
Increase (decrease) in net assets from fund share transactions	(25,124,623)	22,208,496
Total increase (decrease) in net assets	(34,052,078)	45,285,879
Net assets
Beginning of period	223,778,023	178,492,144
End of period	$ 189,725,945	$ 223,778,023

The accompanying notes are an integral part of the financial statements.
39

MassMutual Select T. Rowe Price Retirement 2005 Fund		MassMutual Select T. Rowe Price Retirement 2010 Fund		MassMutual Select T. Rowe Price Retirement 2015 Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$365,564	$564,428	$2,294,799	$3,029,439	$2,305,891	$3,194,427
1,218,367	(851,820)	2,770,796	(4,401,848)	3,590,684	(4,813,280)
(1,650,508)	3,217,181	(5,463,401)	18,053,974	(6,880,694)	20,478,082
(66,577)	2,929,789	(397,806)	16,681,565	(984,119)	18,859,229

(363,438)	(212,856)	(2,500,521)	(2,147,567)	(2,005,815)	(2,716,297)
(102,216)	(176,310)	(525,260)	(635,347)	(1,270,741)	(1,584,945)
(80,643)	(42,708)	(166,018)	(243,210)	(195,080)	(227,423)
(5,888)	(37,007)	(160,651)	(131,936)	(40,548)	(59,323)
(552,185)	(468,881)	(3,352,450)	(3,158,060)	(3,512,184)	(4,587,988)

(3,423,805)	(977,738)	(20,317,869)	(8,224,224)	(25,572,387)	(15,392,464)
(4,942,554)	(1,044,965)	(5,620,013)	(7,381,566)	(34,502,833)	(3,288,264)
(2,046,408)	266,203	(5,095,546)	(4,746,771)	(3,660,700)	(1,026,480)
(277,404)	(1,283,754)	(3,765,521)	(968,574)	(1,309,830)	(385,822)
(10,690,171)	(3,040,254)	(34,798,949)	(21,321,135)	(65,045,750)	(20,093,030)
(11,308,933)	(579,346)	(38,549,205)	(7,797,630)	(69,542,053)	(5,821,789)

17,011,905	17,591,251	89,047,283	96,844,913	99,567,165	105,388,954
$ 5,702,972	$ 17,011,905	$ 50,498,078	$ 89,047,283	$ 30,025,112	$ 99,567,165

The accompanying notes are an integral part of the financial statements.
40

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2020 Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,204,917	$13,386,830
Net realized gain (loss)	18,457,683	(17,015,350)
Net change in unrealized appreciation (depreciation)	(28,866,123)	87,291,530
Net increase (decrease) in net assets resulting from operations	(2,203,523)	83,663,010
Distributions to shareholders (Note 2):
Class I	(7,349,370)	(13,243,245)
Class M5	(2,910,559)	(6,517,608)
Class M4	(1,745,318)	(2,963,813)
Class M3	(629,917)	(1,115,795)
Total distributions	(12,635,164)	(23,840,461)
Net fund share transactions (Note 5):
Class I	(110,075,365)	(103,575,876)
Class M5	(67,593,378)	(54,761,269)
Class M4	(45,968,439)	(18,695,279)
Class M3	(19,335,731)	(10,817,290)
Increase (decrease) in net assets from fund share transactions	(242,972,913)	(187,849,714)
Total increase (decrease) in net assets	(257,811,600)	(128,027,165)
Net assets
Beginning of period	362,619,175	490,646,340
End of period	$ 104,807,575	$ 362,619,175

The accompanying notes are an integral part of the financial statements.
41

MassMutual Select T. Rowe Price Retirement 2025 Fund		MassMutual Select T. Rowe Price Retirement 2030 Fund		MassMutual Select T. Rowe Price Retirement 2035 Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$9,213,842	$13,408,636	$22,490,002	$29,473,527	$13,199,918	$14,229,966
24,473,531	(20,271,459)	78,658,982	19,275,424	56,342,538	22,019,758
(37,343,128)	101,846,521	(111,883,379)	221,205,573	(79,445,642)	132,783,525
(3,655,755)	94,983,698	(10,734,395)	269,954,524	(9,903,186)	169,033,249

(9,983,816)	(24,745,753)	(21,803,754)	(59,160,176)	(24,372,734)	(44,424,961)
(2,029,913)	(4,670,576)	(8,810,152)	(29,220,918)	(5,794,538)	(9,355,164)
(1,300,048)	(2,939,825)	(4,912,064)	(12,518,883)	(3,380,513)	(6,532,231)
(722,017)	(1,520,103)	(2,552,850)	(5,548,128)	(2,241,016)	(3,051,449)
(14,035,794)	(33,876,257)	(38,078,820)	(106,448,105)	(35,788,801)	(63,363,805)

(146,413,202)	(130,023,414)	(326,008,683)	(229,227,655)	(213,074,193)	(135,097,710)
(41,400,616)	(20,860,495)	(192,532,785)	(114,050,778)	(73,387,881)	(11,134,355)
(33,492,685)	(13,521,383)	(127,478,905)	(28,623,610)	(52,700,590)	(16,444,338)
(25,065,660)	(2,412,337)	(63,002,514)	(1,848,848)	(39,412,131)	1,330,973
(246,372,163)	(166,817,629)	(709,022,887)	(373,750,891)	(378,574,795)	(161,345,430)
(264,063,712)	(105,710,188)	(757,836,102)	(210,244,472)	(424,266,782)	(55,675,986)

414,558,268	520,268,456	1,075,421,247	1,285,665,719	656,151,765	711,827,751
$ 150,494,556	$ 414,558,268	$ 317,585,145	$ 1,075,421,247	$ 231,884,983	$ 656,151,765

The accompanying notes are an integral part of the financial statements.
42

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2040 Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 18,967,825	$21,055,599
Net realized gain (loss)	103,812,334	89,236,881
Net change in unrealized appreciation (depreciation)	(136,336,293)	193,783,730
Net increase (decrease) in net assets resulting from operations	(13,556,134)	304,076,210
Distributions to shareholders (Note 2):
Class I	(60,718,643)	(57,634,296)
Class M5	(27,907,141)	(27,953,692)
Class M4	(14,351,550)	(11,357,560)
Class M3	(7,163,160)	(4,868,521)
Total distributions	(110,140,494)	(101,814,069)
Net fund share transactions (Note 5):
Class I	(266,066,531)	(242,186,767)
Class M5	(177,800,656)	(103,280,599)
Class M4	(98,779,449)	(30,710,970)
Class M3	(49,103,395)	(6,731,202)
Increase (decrease) in net assets from fund share transactions	(591,750,031)	(382,909,538)
Total increase (decrease) in net assets	(715,446,659)	(180,647,397)
Net assets
Beginning of period	1,034,805,570	1,215,452,967
End of period	$319,358,911	$ 1,034,805,570

The accompanying notes are an integral part of the financial statements.
43

MassMutual Select T. Rowe Price Retirement 2045 Fund		MassMutual Select T. Rowe Price Retirement 2050 Fund		MassMutual Select T. Rowe Price Retirement 2055 Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$10,129,691	$9,256,199	$14,619,922	$13,034,567	$6,476,053	$5,985,365
62,581,526	35,709,276	92,669,303	72,353,634	47,041,247	19,798,235
(81,624,034)	112,059,851	(117,897,933)	154,000,226	(59,738,728)	80,779,466
(8,912,817)	157,025,326	(10,608,708)	239,388,427	(6,221,428)	106,563,066

(33,235,658)	(39,636,229)	(48,605,933)	(40,993,891)	(22,931,031)	(26,725,562)
(6,256,498)	(6,038,865)	(24,976,994)	(22,059,647)	(3,302,630)	(2,856,806)
(4,518,325)	(4,780,474)	(9,661,176)	(7,237,528)	(3,056,247)	(2,862,055)
(2,721,612)	(2,471,367)	(6,237,002)	(3,687,869)	(2,113,857)	(1,566,278)
(46,732,093)	(52,926,935)	(89,481,105)	(73,978,935)	(31,403,765)	(34,010,701)

(193,210,472)	(119,693,815)	(225,615,113)	(130,829,947)	(145,737,529)	(97,784,664)
(50,671,571)	(2,666,421)	(188,162,694)	(49,578,027)	(24,847,066)	(412,713)
(41,329,115)	(6,651,872)	(66,414,973)	(13,596,164)	(25,405,670)	(3,538,779)
(33,259,494)	2,168,053	(39,842,963)	(1,381,860)	(22,594,375)	639,750
(318,470,652)	(126,844,055)	(520,035,743)	(195,385,998)	(218,584,640)	(101,096,406)
(374,115,562)	(22,745,664)	(620,125,556)	(29,976,506)	(256,209,833)	(28,544,041)

563,567,855	586,313,519	841,512,368	871,488,874	359,929,927	388,473,968
$ 189,452,293	$ 563,567,855	$ 221,386,812	$ 841,512,368	$ 103,720,094	$ 359,929,927

The accompanying notes are an integral part of the financial statements.
44

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Retirement 2060 Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 5,196,923	$3,255,555
Net realized gain (loss)	42,863,976	3,856,842
Net change in unrealized appreciation (depreciation)	(52,736,150)	61,841,226
Net increase (decrease) in net assets resulting from operations	(4,675,251)	68,953,623
Distributions to shareholders (Note 2):
Class I	(9,184,968)	(10,236,293)
Class M5	(3,078,079)	(3,980,975)
Class M4	(1,425,686)	(1,628,892)
Class M3	(625,858)	(667,506)
Total distributions	(14,314,591)	(16,513,666)
Net fund share transactions (Note 5):
Class I	(100,783,368)	12,850,021
Class M5	(46,089,867)	3,022,038
Class M4	(22,550,226)	1,405,975
Class M3	(9,018,904)	638,399
Increase (decrease) in net assets from fund share transactions	(178,442,365)	17,916,433
Total increase (decrease) in net assets	(197,432,207)	70,356,390
Net assets
Beginning of period	289,457,543	219,101,153
End of period	$ 92,025,336	$ 289,457,543

The accompanying notes are an integral part of the financial statements.
45

MassMutual Select T. Rowe Price Retirement 2065 Fund
Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024

$97,184	$16,382
677,048	387,937
(867,993)	434,383
(93,761)	838,702

(322,596)	(17,773)
(63,367)	(1,781)
(157,888)	(15,478)
(12,110)	(1,241)
(555,961)	(36,273)

1,717,039	711,030
138,501	404,487
(1,094,100)	1,095,933
(427)	573
761,013	2,212,023
111,291	3,014,452

4,226,756	1,212,304
$ 4,338,047	$ 4,226,756

The accompanying notes are an integral part of the financial statements.
46

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 20/80 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.34	$0.18	$(0.24)	$(0.06)	$(0.31)	$—	$(0.31)	$8.97	(0.54%)[b]	$14,693	0.14%[a]	NA	3.97%[a]
9/30/24	8.34	0.48	0.83	1.31	(0.31)	—	(0.31)	9.34	15.96%	15,541	0.14%	0.11%	5.43%
9/30/23	8.37	0.22	0.17	0.39	(0.25)	(0.17)	(0.42)	8.34	4.70%	13,553	0.14%	0.04%	2.62%
9/30/22	10.60	0.32	(1.84)	(1.52)	(0.33)	(0.38)	(0.71)	8.37	(15.46%)	13,143	0.12%	0.04%	3.35%
9/30/21	10.34	0.28	0.56	0.84	(0.38)	(0.20)	(0.58)	10.60	8.35%	18,990	0.12%	0.03%	2.67%
9/30/20	10.15	0.25	0.45	0.70	(0.31)	(0.20)	(0.51)	10.34	7.09%	17,848	0.11%	0.02%	2.49%
Class R5
3/31/25[r]	$9.33	$0.17	$(0.24)	$(0.07)	$(0.30)	$—	$(0.30)	$8.96	(0.64%)[b]	$2,856	0.24%[a]	NA	3.86%[a]
9/30/24	8.33	0.47	0.83	1.30	(0.30)	—	(0.30)	9.33	15.87%	2,822	0.24%	0.21%	5.42%
9/30/23	8.35	0.22	0.17	0.39	(0.24)	(0.17)	(0.41)	8.33	4.66%	2,672	0.24%	0.14%	2.53%
9/30/22	10.59	0.45	(1.99)	(1.54)	(0.32)	(0.38)	(0.70)	8.35	(15.64%)	2,488	0.22%	0.14%	4.59%
9/30/21	10.32	0.27	0.57	0.84	(0.37)	(0.20)	(0.57)	10.59	8.37%	6,108	0.22%	0.13%	2.62%
9/30/20	10.14	0.28	0.40	0.68	(0.30)	(0.20)	(0.50)	10.32	6.89%	5,946	0.21%	0.12%	2.85%
Service Class
3/31/25[r]	$9.32	$0.17	$(0.23)	$(0.06)	$(0.30)	$—	$(0.30)	$8.96	(0.63%)[b]	$123,841	0.34%[a]	NA	3.77%[a]
9/30/24	8.32	0.45	0.84	1.29	(0.29)	—	(0.29)	9.32	15.78%	133,717	0.34%	0.31%	5.17%
9/30/23	8.35	0.20	0.17	0.37	(0.23)	(0.17)	(0.40)	8.32	4.49%	111,916	0.34%	0.24%	2.40%
9/30/22	10.58	0.28	(1.82)	(1.54)	(0.31)	(0.38)	(0.69)	8.35	(15.66%)	103,035	0.32%	0.24%	2.95%
9/30/21	10.32	0.24	0.59	0.83	(0.37)	(0.20)	(0.57)	10.58	8.21%	123,549	0.32%	0.23%	2.27%
9/30/20	10.13	0.05	0.63	0.68	(0.29)	(0.20)	(0.49)	10.32	6.90%	114,464	0.31%	0.22%	0.51%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	16%	27%	27%	26%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
47

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.36	$0.17	$(0.24)	$(0.07)	$(0.29)	$—	$(0.29)	$9.00	(0.73%)[b]	$15,906	0.44%[a]	NA	3.65%[a]
9/30/24	8.35	0.48	0.80	1.28	(0.27)	—	(0.27)	9.36	15.62%	16,113	0.44%	0.41%	5.52%
9/30/23	8.38	0.20	0.16	0.36	(0.22)	(0.17)	(0.39)	8.35	4.35%	18,560	0.44%	0.34%	2.30%
9/30/22	10.60	0.28	(1.84)	(1.56)	(0.28)	(0.38)	(0.66)	8.38	(15.72%)	18,215	0.42%	0.34%	2.88%
9/30/21	10.33	0.25	0.57	0.82	(0.35)	(0.20)	(0.55)	10.60	8.11%	26,944	0.42%	0.33%	2.40%
9/30/20	10.14	0.22	0.44	0.66	(0.27)	(0.20)	(0.47)	10.33	6.72%	34,036	0.41%	0.32%	2.17%
Class R4
3/31/25[r]	$9.51	$0.16	$(0.23)	$(0.07)	$(0.28)	$—	$(0.28)	$9.16	(0.71%)[b]	$5,026	0.59%[a]	NA	3.47%[a]
9/30/24	8.50	0.44	0.84	1.28	(0.27)	—	(0.27)	9.51	15.30%	5,314	0.59%	0.57%	4.87%
9/30/23	8.51	0.19	0.18	0.37	(0.21)	(0.17)	(0.38)	8.50	4.32%	3,054	0.59%	0.49%	2.22%
9/30/22	10.76	0.27	(1.87)	(1.60)	(0.27)	(0.38)	(0.65)	8.51	(15.92%)	3,066	0.57%	0.49%	2.80%
9/30/21	10.21	0.26	0.55	0.81	(0.06)	(0.20)	(0.26)	10.76	8.00%	4,254	0.57%	0.48%	2.46%
9/30/20	10.04	0.39	0.25	0.64	(0.27)	(0.20)	(0.47)	10.21	6.51%	6,643	0.56%	0.47%	3.94%
Class A
3/31/25[r]	$9.41	$0.17	$(0.25)	$(0.08)	$(0.26)	$—	$(0.26)	$9.07	(0.75%)[b]	$8,427	0.64%[a]	NA	3.68%[a]
9/30/24	8.39	0.43	0.84	1.27	(0.25)	—	(0.25)	9.41	15.38%	11,578	0.66%	0.63%	4.91%
9/30/23	8.42	0.20	0.14	0.34	(0.20)	(0.17)	(0.37)	8.39	4.05%	12,091	0.69%	0.59%	2.31%
9/30/22	10.65	0.26	(1.84)	(1.58)	(0.27)	(0.38)	(0.65)	8.42	(15.90%)	14,202	0.67%	0.59%	2.69%
9/30/21	10.38	0.22	0.57	0.79	(0.32)	(0.20)	(0.52)	10.65	7.76%	19,773	0.67%	0.58%	2.08%
9/30/20	10.19	0.23	0.41	0.64	(0.25)	(0.20)	(0.45)	10.38	6.45%	22,073	0.66%	0.57%	2.30%
Class R3
3/31/25[r]	$9.21	$0.15	$(0.24)	$(0.09)	$(0.25)	$—	$(0.25)	$8.87	(0.89%) [b]	$3,825	0.84% [a]	NA	3.30% [a]
9/30/24	8.22	0.42	0.81	1.23	(0.24)	—	(0.24)	9.21	15.24%	3,789	0.84%	0.81%	4.85%
9/30/23	8.25	0.18	0.14	0.32	(0.18)	(0.17)	(0.35)	8.22	3.90%	3,499	0.84%	0.74%	2.19%
9/30/22	10.45	0.24	(1.81)	(1.57)	(0.25)	(0.38)	(0.63)	8.25	(16.05%)	4,126	0.82%	0.74%	2.49%
9/30/21	10.20	0.21	0.56	0.77	(0.32)	(0.20)	(0.52)	10.45	7.64%	5,725	0.82%	0.73%	2.06%
9/30/20	10.01	0.21	0.41	0.62	(0.23)	(0.20)	(0.43)	10.20	6.32%	6,964	0.81%	0.72%	2.11%
Class Y
3/31/25[r]	$9.32	$0.17	$(0.24)	$(0.07)	$(0.30)	$—	$(0.30)	$8.95	(0.64%)[b]	$103	0.24%[a]	NA	3.85%[a]
9/30/24	8.32	0.47	0.83	1.30	(0.30)	—	(0.30)	9.32	15.89%	108	0.24%	0.21%	5.36%
9/30/23[g]	8.67	0.02	(0.37)aa	(0.35)	—	—	—	8.32	(4.04%)[b]	96	0.24%[a]	0.14%[a]	0.33%[a]

The accompanying notes are an integral part of the financial statements.
48

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 40/60 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.34	$0.16	$(0.26)	$(0.10)	$(0.31)	$(0.09)	$(0.40)	$8.84	(1.11%)[b]	$35,171	0.14%[a]	NA	3.45%[a]
9/30/24	8.18	0.38	1.17	1.55	(0.24)	(0.15)	(0.39)	9.34	19.43%	38,692	0.14%	0.12%	4.41%
9/30/23	8.11	0.19	0.46	0.65	(0.21)	(0.37)	(0.58)	8.18	8.25%	29,787	0.13%	0.06%	2.30%
9/30/22	10.57	0.27	(1.85)	(1.58)	(0.33)	(0.55)	(0.88)	8.11	(16.39%)	30,477	0.11%	0.06%	2.83%
9/30/21	9.80	0.22	1.11	1.33	(0.33)	(0.23)	(0.56)	10.57	13.89%	47,449	0.11%	0.05%	2.09%
9/30/20	9.93	0.18	0.71	0.89	(0.24)	(0.78)	(1.02)	9.80	9.29%	36,725	0.10%	0.04%	1.94%
Class R5
3/31/25[r]	$9.35	$0.15	$(0.26)	$(0.11)	$(0.30)	$(0.09)	$(0.39)	$8.85	(1.20%)[b]	$6,647	0.24%[a]	NA	3.40%[a]
9/30/24	8.19	0.37	1.17	1.54	(0.23)	(0.15)	(0.38)	9.35	19.28%	6,483	0.24%	0.22%	4.28%
9/30/23	8.12	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.19	8.10%	6,005	0.23%	0.16%	2.17%
9/30/22	10.57	0.34	(1.92)	(1.58)	(0.32)	(0.55)	(0.87)	8.12	(16.37%)	5,503	0.21%	0.16%	3.59%
9/30/21	9.81	0.23	1.08	1.31	(0.32)	(0.23)	(0.55)	10.57	13.66%	8,580	0.21%	0.15%	2.23%
9/30/20	9.94	0.22	0.65	0.87	(0.22)	(0.78)	(1.00)	9.81	9.12%	9,331	0.20%	0.14%	2.34%
Service Class
3/31/25[r]	$9.41	$0.14	$(0.26)	$(0.12)	$(0.29)	$(0.09)	$(0.38)	$8.91	(1.31%)[b]	$16,293	0.34%[a]	NA	3.16%[a]
9/30/24	8.24	0.37	1.17	1.54	(0.22)	(0.15)	(0.37)	9.41	19.17%	14,615	0.34%	0.32%	4.20%
9/30/23	8.17	0.18	0.46	0.64	(0.20)	(0.37)	(0.57)	8.24	7.95%	13,315	0.33%	0.26%	2.12%
9/30/22	10.62	0.23	(1.82)	(1.59)	(0.31)	(0.55)	(0.86)	8.17	(16.40%)	12,834	0.31%	0.26%	2.43%
9/30/21	9.85	0.21	1.10	1.31	(0.31)	(0.23)	(0.54)	10.62	13.62%	16,971	0.31%	0.25%	2.06%
9/30/20	9.98	0.13	0.73	0.86	(0.21)	(0.78)	(0.99)	9.85	8.98%	17,683	0.30%	0.24%	1.37%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	23%	17%	27%	32%	24%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
49

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.40	$0.14	$(0.26)	$(0.12)	$(0.27)	$(0.09)	$(0.36)	$8.92	(1.23%)[b]	$23,026	0.44%[a]	NA	3.19%[a]
9/30/24	8.24	0.36	1.16	1.52	(0.21)	(0.15)	(0.36)	9.40	18.91%	25,837	0.44%	0.42%	4.09%
9/30/23	8.16	0.17	0.46	0.63	(0.18)	(0.37)	(0.55)	8.24	7.94%	25,914	0.43%	0.36%	2.06%
9/30/22	10.61	0.22	(1.83)	(1.61)	(0.29)	(0.55)	(0.84)	8.16	(16.55%)	28,220	0.41%	0.36%	2.30%
9/30/21	9.84	0.21	1.09	1.30	(0.30)	(0.23)	(0.53)	10.61	13.46%	44,399	0.41%	0.35%	2.02%
9/30/20	9.96	0.19	0.67	0.86	(0.20)	(0.78)	(0.98)	9.84	8.94%	53,133	0.40%	0.34%	1.98%
Class R4
3/31/25[r]	$9.28	$0.14	$(0.27)	$(0.13)	$(0.27)	$(0.09)	$(0.36)	$8.79	(1.44%)[b]	$49,958	0.59%[a]	NA	3.04%[a]
9/30/24	8.13	0.34	1.17	1.51	(0.21)	(0.15)	(0.36)	9.28	18.93%	50,784	0.59%	0.57%	3.90%
9/30/23	8.07	0.15	0.46	0.61	(0.18)	(0.37)	(0.55)	8.13	7.66%	38,456	0.58%	0.51%	1.80%
9/30/22	10.51	0.20	(1.80)	(1.60)	(0.29)	(0.55)	(0.84)	8.07	(16.65%)	32,058	0.56%	0.51%	2.14%
9/30/21	9.75	0.17	1.10	1.27	(0.28)	(0.23)	(0.51)	10.51	13.27%	32,786	0.56%	0.50%	1.65%
9/30/20	9.88	0.18	0.67	0.85	(0.20)	(0.78)	(0.98)	9.75	8.87%	29,626	0.55%	0.49%	1.96%
Class A
3/31/25[r]	$9.45	$0.14	$(0.27)	$(0.13)	$(0.25)	$(0.09)	$(0.34)	$8.98	(1.36%)[b]	$28,268	0.64%[a]	NA	2.96%[a]
9/30/24	8.26	0.35	1.18	1.53	(0.19)	(0.15)	(0.34)	9.45	18.86%	33,313	0.66%	0.63%	4.01%
9/30/23	8.18	0.16	0.45	0.61	(0.16)	(0.37)	(0.53)	8.26	7.63%	38,942	0.68%	0.61%	1.87%
9/30/22	10.64	0.20	(1.84)	(1.64)	(0.27)	(0.55)	(0.82)	8.18	(16.82%)	45,256	0.66%	0.61%	2.10%
9/30/21	9.86	0.18	1.10	1.28	(0.27)	(0.23)	(0.50)	10.64	13.26%	61,814	0.66%	0.60%	1.73%
9/30/20	9.99	0.16	0.67	0.83	(0.18)	(0.78)	(0.96)	9.86	8.56%	69,682	0.65%	0.59%	1.67%
Class R3
3/31/25[r]	$9.24	$0.13	$(0.27)	$(0.14)	$(0.24)	$(0.09)	$(0.33)	$8.77	(1.49%)[b]	$15,263	0.84%[a]	NA	2.84%[a]
9/30/24	8.10	0.32	1.15	1.47	(0.18)	(0.15)	(0.33)	9.24	18.55%	15,559	0.84%	0.82%	3.74%
9/30/23	8.03	0.14	0.45	0.59	(0.15)	(0.37)	(0.52)	8.10	7.43%	14,214	0.83%	0.76%	1.64%
9/30/22	10.50	0.21	(1.83)	(1.62)	(0.30)	(0.55)	(0.85)	8.03	(16.91%)	15,309	0.81%	0.76%	2.25%
9/30/21	9.74	0.17	1.08	1.25	(0.26)	(0.23)	(0.49)	10.50	13.07%	7,450	0.81%	0.75%	1.69%
9/30/20	9.86	0.14	0.68	0.82	(0.16)	(0.78)	(0.94)	9.74	8.56%	8,785	0.80%	0.74%	1.46%
Class Y
3/31/25[r]	$9.35	$0.15	$(0.26)	$(0.11)	$(0.30)	$(0.09)	$(0.39)	$8.85	(1.21%)[b]	$105	0.24%[a]	NA	3.41%[a]
9/30/24	8.19	0.38	1.16	1.54	(0.23)	(0.15)	(0.38)	9.35	19.30%	111	0.24%	0.22%	4.35%
9/30/23[g]	8.44	0.01	(0.26)aa	(0.25)	—	—	—	8.19	(2.96%)[b]	97	0.23%[a]	0.16%[a]	0.12%[a]

The accompanying notes are an integral part of the financial statements.
50

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.41	$0.13	$(0.30)	$(0.17)	$(0.27)	$(0.33)	$(0.60)	$8.64	(1.77%)[b]	$29,594	0.15%[a]	NA	2.98%[a]
9/30/24	8.02	0.30	1.48	1.78	(0.20)	(0.19)	(0.39)	9.41	22.85%	33,539	0.15%	0.13%	3.45%
9/30/23	8.02	0.17	0.75	0.92	(0.20)	(0.72)	(0.92)	8.02	11.99%	28,687	0.14%	0.06%	2.06%
9/30/22	10.96	0.19	(1.73)	(1.54)	(0.38)	(1.02)	(1.40)	8.02	(16.45%)	28,473	0.12%	0.06%	2.05%
9/30/21	9.50	0.19	1.70	1.89	(0.28)	(0.15)	(0.43)	10.96	20.32%	28,917	0.11%	0.05%	1.81%
9/30/20	9.90	0.16	0.71	0.87	(0.21)	(1.06)	(1.27)	9.50	9.14%	21,696	0.11%	0.04%	1.73%
Class R5
3/31/25[r]	$9.41	$0.13	$(0.29)	$(0.16)	$(0.26)	$(0.33)	$(0.59)	$8.66	(1.66%)[b]	$9,623	0.25%[a]	NA	2.89%[a]
9/30/24	8.02	0.28	1.49	1.77	(0.19)	(0.19)	(0.38)	9.41	22.73%	9,779	0.25%	0.23%	3.27%
9/30/23	8.03	0.16	0.73	0.89	(0.18)	(0.72)	(0.90)	8.02	11.68%	8,483	0.24%	0.16%	1.90%
9/30/22	10.96	0.32	(1.86)	(1.54)	(0.37)	(1.02)	(1.39)	8.03	(16.42%)	8,300	0.21%	0.16%	3.24%
9/30/21	9.50	0.16	1.72	1.88	(0.27)	(0.15)	(0.42)	10.96	20.21%	20,602	0.21%	0.15%	1.56%
9/30/20	9.91	0.18	0.67	0.85	(0.20)	(1.06)	(1.26)	9.50	8.93%	15,435	0.21%	0.14%	1.92%
Service Class
3/31/25[r]	$9.47	$0.12	$(0.30)	$(0.18)	$(0.25)	$(0.33)	$(0.58)	$8.71	(1.86%)[b]	$24,633	0.35%[a]	NA	2.75%[a]
9/30/24	8.06	0.27	1.51	1.78	(0.18)	(0.19)	(0.37)	9.47	22.75%	27,034	0.35%	0.33%	3.12%
9/30/23	8.07	0.15	0.74	0.89	(0.18)	(0.72)	(0.90)	8.06	11.54%	21,714	0.34%	0.26%	1.84%
9/30/22	11.01	0.19	(1.75)	(1.56)	(0.36)	(1.02)	(1.38)	8.07	(16.55%)	20,361	0.32%	0.26%	2.00%
9/30/21	9.54	0.17	1.71	1.88	(0.26)	(0.15)	(0.41)	11.01	20.15%	24,617	0.31%	0.25%	1.60%
9/30/20	9.93	0.07	0.79	0.86	(0.19)	(1.06)	(1.25)	9.54	8.94%	25,087	0.31%	0.24%	0.76%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	30%	22%	35%	26%	28%	58%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005% per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
51

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.47	$0.12	$(0.29)	$(0.17)	$(0.24)	$(0.33)	$(0.57)	$8.73	(1.76%)[b]	$33,034	0.45%[a]	NA	2.69%[a]
9/30/24	8.07	0.27	1.49	1.76	(0.17)	(0.19)	(0.36)	9.47	22.45%	36,863	0.45%	0.42%	3.13%
9/30/23	8.07	0.14	0.75	0.89	(0.17)	(0.72)	(0.89)	8.07	11.54%	38,329	0.44%	0.36%	1.72%
9/30/22	11.00	0.19	(1.76)	(1.57)	(0.34)	(1.02)	(1.36)	8.07	(16.62%)	37,871	0.41%	0.36%	1.98%
9/30/21	9.53	0.16	1.71	1.87	(0.25)	(0.15)	(0.40)	11.00	20.00%	61,143	0.41%	0.35%	1.53%
9/30/20	9.92	0.16	0.68	0.84	(0.17)	(1.06)	(1.23)	9.53	8.78%	59,725	0.41%	0.34%	1.71%
Class R4
3/31/25[r]	$9.37	$0.11	$(0.30)	$(0.19)	$(0.23)	$(0.33)	$(0.56)	$8.62	(1.97%)[b]	$10,371	0.60%[a]	NA	2.56%[a]
9/30/24	7.98	0.26	1.48	1.74	(0.16)	(0.19)	(0.35)	9.37	22.40%	10,946	0.60%	0.58%	2.99%
9/30/23	7.99	0.13	0.74	0.87	(0.16)	(0.72)	(0.88)	7.98	11.35%	8,017	0.59%	0.51%	1.62%
9/30/22	10.91	0.16	(1.74)	(1.58)	(0.32)	(1.02)	(1.34)	7.99	(16.78%)	8,037	0.56%	0.51%	1.72%
9/30/21	9.43	0.13	1.71	1.84	(0.21)	(0.15)	(0.36)	10.91	19.83%	10,735	0.56%	0.50%	1.26%
9/30/20	9.84	0.20	0.62	0.82	(0.17)	(1.06)	(1.23)	9.43	8.59%	10,218	0.56%	0.49%	2.13%
Class A
3/31/25[r]	$9.53	$0.11	$(0.30)	$(0.19)	$(0.21)	$(0.33)	$(0.54)	$8.80	(1.91%)[b]	$30,048	0.65%[a]	NA	2.45%[a]
9/30/24	8.11	0.24	1.51	1.75	(0.14)	(0.19)	(0.33)	9.53	22.19%	33,034	0.67%	0.64%	2.79%
9/30/23	8.10	0.13	0.74	0.87	(0.14)	(0.72)	(0.86)	8.11	11.27%	39,817	0.69%	0.61%	1.55%
9/30/22	11.04	0.16	(1.76)	(1.60)	(0.32)	(1.02)	(1.34)	8.10	(16.84%)	44,420	0.66%	0.61%	1.69%
9/30/21	9.57	0.14	1.70	1.84	(0.22)	(0.15)	(0.37)	11.04	19.60%	57,203	0.66%	0.60%	1.31%
9/30/20	9.96	0.13	0.69	0.82	(0.15)	(1.06)	(1.21)	9.57	8.51%	59,454	0.66%	0.59%	1.43%
Class R3
3/31/25[r]	$9.31	$0.10	$(0.30)	$(0.20)	$(0.20)	$(0.33)	$(0.53)	$8.58	(2.04%)[b]	$12,933	0.85%[a]	NA	2.28%[a]
9/30/24	7.94	0.22	1.48	1.70	(0.14)	(0.19)	(0.33)	9.31	21.99%	13,206	0.85%	0.83%	2.61%
9/30/23	7.94	0.10	0.75	0.85	(0.13)	(0.72)	(0.85)	7.94	11.17%	10,228	0.84%	0.76%	1.26%
9/30/22	10.84	0.15	(1.74)	(1.59)	(0.29)	(1.02)	(1.31)	7.94	(17.00%)	9,592	0.81%	0.76%	1.53%
9/30/21	9.40	0.12	1.68	1.80	(0.21)	(0.15)	(0.36)	10.84	19.50%	14,252	0.81%	0.75%	1.13%
9/30/20	9.80	0.11	0.68	0.79	(0.13)	(1.06)	(1.19)	9.40	8.33%	15,686	0.81%	0.74%	1.16%
Class Y
3/31/25[r]	$9.41	$0.13	$(0.30)	$(0.17)	$(0.26)	$(0.33)	$(0.59)	$8.65	(1.77%)[b]	$106	0.25%[a]	NA	2.88%[a]
9/30/24	8.02	0.29	1.48	1.77	(0.19)	(0.19)	(0.38)	9.41	22.74%	115	0.25%	0.23%	3.33%
9/30/23[g]	8.17	0.00[d]	(0.15)aa	(0.15)	—	—	—	8.02	(1.84%)[b]	98	0.24%[a]	0.16%[a]	0.00%[a,e]

The accompanying notes are an integral part of the financial statements.
52

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$10.84	$0.12	$(0.36)	$(0.24)	$(0.28)	$(0.58)	$(0.86)	$9.74	(2.28%)[b]	$37,973	0.19%[a]	NA	2.42%[a]
9/30/24	8.95	0.23	2.06	2.29	(0.14)	(0.26)	(0.40)	10.84	26.40%	40,543	0.20%	0.17%	2.33%
9/30/23	8.86	0.16	1.14	1.30	(0.20)	(1.01)	(1.21)	8.95	15.65%	35,417	0.19%	0.09%	1.74%
9/30/22	12.13	0.20	(2.08)	(1.88)	(0.41)	(0.98)	(1.39)	8.86	(17.85%)	33,246	0.16%	0.09%	1.91%
9/30/21	10.28	0.18	2.24	2.42	(0.23)	(0.34)	(0.57)	12.13	24.09%	38,991	0.16%	0.08%	1.51%
9/30/20	10.59	0.16	0.86	1.02	(0.19)	(1.14)	(1.33)	10.28	9.81%	30,942	0.18%	0.07%	1.58%
Class R5
3/31/25[r]	$10.86	$0.12	$(0.36)	$(0.24)	$(0.27)	$(0.58)	$(0.85)	$9.77	(2.27%)[b]	$4,455	0.29%[a]	NA	2.31%[a]
9/30/24	8.97	0.22	2.06	2.28	(0.13)	(0.26)	(0.39)	10.86	26.19%	4,488	0.30%	0.27%	2.26%
9/30/23	8.87	0.14	1.16	1.30	(0.19)	(1.01)	(1.20)	8.97	15.58%	3,416	0.29%	0.19%	1.57%
9/30/22	12.14	0.32	(2.21)	(1.89)	(0.40)	(0.98)	(1.38)	8.87	(17.91%)	3,301	0.25%	0.19%	2.90%
9/30/21	10.29	0.15	2.26	2.41	(0.22)	(0.34)	(0.56)	12.14	23.96%	7,435	0.26%	0.18%	1.32%
9/30/20	10.60	0.15	0.86	1.01	(0.18)	(1.14)	(1.32)	10.29	9.71%	6,025	0.28%	0.17%	1.54%
Service Class
3/31/25[r]	$10.87	$0.11	$(0.36)	$(0.25)	$(0.26)	$(0.58)	$(0.84)	$9.78	(2.38%)[b]	$17,772	0.39%[a]	NA	2.19%[a]
9/30/24	8.98	0.21	2.07	2.28	(0.13)	(0.26)	(0.39)	10.87	26.06%	18,611	0.40%	0.37%	2.08%
9/30/23	8.88	0.14	1.15	1.29	(0.18)	(1.01)	(1.19)	8.98	15.50%	15,609	0.39%	0.29%	1.50%
9/30/22	12.16	0.20	(2.11)	(1.91)	(0.39)	(0.98)	(1.37)	8.88	(18.04%)	12,945	0.35%	0.29%	1.85%
9/30/21	10.31	0.13	2.27	2.40	(0.21)	(0.34)	(0.55)	12.16	23.83%	15,973	0.36%	0.28%	1.13%
9/30/20	10.61	0.05	0.95	1.00	(0.16)	(1.14)	(1.30)	10.31	9.64%	11,041	0.38%	0.27%	0.51%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	38%	21%	39%	28%	29%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
53

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$10.88	$0.11	$(0.37)	$(0.26)	$(0.25)	$(0.58)	$(0.83)	$9.79	(2.49%)[b]	$14,430	0.49%[a]	NA	2.18%[a]
9/30/24	8.98	0.21	2.06	2.27	(0.11)	(0.26)	(0.37)	10.88	26.01%	16,496	0.50%	0.47%	2.09%
9/30/23	8.88	0.13	1.15	1.28	(0.17)	(1.01)	(1.18)	8.98	15.33%	17,004	0.49%	0.39%	1.46%
9/30/22	12.15	0.18	(2.10)	(1.92)	(0.37)	(0.98)	(1.35)	8.88	(18.10%)	17,296	0.45%	0.39%	1.69%
9/30/21	10.29	0.14	2.25	2.39	(0.19)	(0.34)	(0.53)	12.15	23.77%	23,648	0.46%	0.38%	1.23%
9/30/20	10.59	0.14	0.84	0.98	(0.14)	(1.14)	(1.28)	10.29	9.49%	23,105	0.48%	0.37%	1.38%
Class R4
3/31/25[r]	$10.65	$0.10	$(0.36)	$(0.26)	$(0.23)	$(0.58)	$(0.81)	$9.58	(2.48%)[b]	$14,301	0.64%[a]	NA	2.00%[a]
9/30/24	8.80	0.18	2.03	2.21	(0.10)	(0.26)	(0.36)	10.65	25.83%	15,104	0.65%	0.62%	1.88%
9/30/23	8.73	0.11	1.13	1.24	(0.16)	(1.01)	(1.17)	8.80	15.06%	12,592	0.64%	0.54%	1.28%
9/30/22	11.96	0.16	(2.05)	(1.89)	(0.36)	(0.98)	(1.34)	8.73	(18.17%)	12,041	0.60%	0.54%	1.48%
9/30/21	10.14	0.11	2.22	2.33	(0.17)	(0.34)	(0.51)	11.96	23.47%	14,161	0.61%	0.53%	0.98%
9/30/20	10.46	0.15	0.81	0.96	(0.14)	(1.14)	(1.28)	10.14	9.37%	13,465	0.63%	0.52%	1.51%
Class A
3/31/25[r]	$10.87	$0.10	$(0.36)	$(0.26)	$(0.22)	$(0.58)	$(0.80)	$9.81	(2.48%)[b]	$16,327	0.69%[a]	NA	1.93%[a]
9/30/24	8.97	0.18	2.07	2.25	(0.09)	(0.26)	(0.35)	10.87	25.73%	18,504	0.72%	0.68%	1.87%
9/30/23	8.87	0.11	1.14	1.25	(0.14)	(1.01)	(1.15)	8.97	14.99%	20,218	0.74%	0.64%	1.23%
9/30/22	12.13	0.17	(2.11)	(1.94)	(0.34)	(0.98)	(1.32)	8.87	(18.30%)	20,773	0.70%	0.64%	1.61%
9/30/21	10.27	0.10	2.26	2.36	(0.16)	(0.34)	(0.50)	12.13	23.49%	32,829	0.71%	0.63%	0.88%
9/30/20	10.58	0.11	0.85	0.96	(0.13)	(1.14)	(1.27)	10.27	9.19%	31,252	0.73%	0.62%	1.11%
Class R3
3/31/25[r]	$10.57	$0.09	$(0.36)	$(0.27)	$(0.20)	$(0.58)	$(0.78)	$9.52	(2.59%)[b]	$12,012	0.89%[a]	NA	1.88%[a]
9/30/24	8.74	0.16	2.01	2.17	(0.08)	(0.26)	(0.34)	10.57	25.44%	14,513	0.90%	0.87%	1.62%
9/30/23	8.67	0.09	1.12	1.21	(0.13)	(1.01)	(1.14)	8.74	14.79%	13,759	0.89%	0.79%	1.02%
9/30/22	11.88	0.13	(2.04)	(1.91)	(0.32)	(0.98)	(1.30)	8.67	(18.38%)	14,153	0.85%	0.79%	1.27%
9/30/21	10.08	0.10	2.20	2.30	(0.16)	(0.34)	(0.50)	11.88	23.30%	19,120	0.86%	0.78%	0.86%
9/30/20	10.44	0.10	0.82	0.92	(0.14)	(1.14)	(1.28)	10.08	8.98%	17,928	0.88%	0.77%	1.08%
Class Y
3/31/25[r]	$10.86	$0.12	$(0.36)	$(0.24)	$(0.27)	$(0.58)	$(0.85)	$9.77	(2.28%)[b]	$108	0.29%[a]	NA	2.35%[a]
9/30/24	8.97	0.22	2.07	2.29	(0.14)	(0.26)	(0.40)	10.86	26.23%	120	0.30%	0.27%	2.26%
9/30/23[g]	9.04	(0.01)bb	(0.06)aa	(0.07)	—	—	—	8.97	(0.77%)[b]	99	0.29%[a]	0.19%[a]	(0.09%)[a]

The accompanying notes are an integral part of the financial statements.
54

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$14.88	$0.46	$(0.47)	$(0.01)	$(0.59)	$—	$(0.59)	$14.28	(0.03%)[b]	$35,758	0.40%[a]	0.18%[a]	6.29%[a]
9/30/24	13.34	0.36	1.91	2.27	(0.39)	(0.34)	(0.73)	14.88	17.60%	51,024	0.40%	0.22%	2.54%
9/30/23	13.62	0.65	0.48	1.13	(0.67)	(0.74)	(1.41)	13.34	8.67%	25,079	0.40%	0.28%	4.77%
9/30/22	17.72	0.46	(2.83)	(2.37)	(0.65)	(1.08)	(1.73)	13.62	(14.93%)	20,187	0.40%	0.27%	2.90%
9/30/21	16.19	0.25	2.00	2.25	(0.36)	(0.36)	(0.72)	17.72	14.19%	25,173	0.40%	0.27%	1.42%
9/30/20	15.46	0.31	0.91	1.22	(0.38)	(0.11)	(0.49)	16.19	8.01%	18,598	0.19%	0.06%	2.03%
Class M5
3/31/25[r]	$14.90	$0.41	$(0.43)	$(0.02)	$(0.56)	$—	$(0.56)	$14.32	(0.07%)[b]	$152,135	0.55%[a]	0.33%[a]	5.59%[a]
9/30/24	13.36	0.45	1.80	2.25	(0.37)	(0.34)	(0.71)	14.90	17.39%	157,731	0.55%	0.37%	3.24%
9/30/23	13.63	0.64	0.48	1.12	(0.65)	(0.74)	(1.39)	13.36	8.57%	142,090	0.55%	0.43%	4.72%
9/30/22	17.73	0.42	(2.83)	(2.41)	(0.61)	(1.08)	(1.69)	13.63	(15.09%)	126,517	0.55%	0.42%	2.66%
9/30/21	16.20	0.23	2.00	2.23	(0.34)	(0.36)	(0.70)	17.73	14.02%	152,253	0.55%	0.42%	1.30%
9/30/20	15.48	0.34	0.85	1.19	(0.36)	(0.11)	(0.47)	16.20	7.85%	126,059	0.33%	0.20%	2.17%
Class M4
3/31/25[r]	$14.94	$0.58	$(0.62)	$(0.04)	$(0.54)	$—	$(0.54)	$14.36	(0.24%)[b]	$1,631	0.80%[a]	0.58%[a]	8.10%[a]
9/30/24	13.39	0.38	1.85	2.23	(0.34)	(0.34)	(0.68)	14.94	17.16%	12,112	0.80%	0.62%	2.70%
9/30/23	13.65	0.63	0.45	1.08	(0.60)	(0.74)	(1.34)	13.39	8.21%	8,243	0.80%	0.68%	4.67%
9/30/22	17.66	0.40	(2.85)	(2.45)	(0.48)	(1.08)	(1.56)	13.65	(15.28%)	7,314	0.80%	0.67%	2.50%
9/30/21	16.13	0.22	1.97	2.19	(0.30)	(0.36)	(0.66)	17.66	13.80%	14,092	0.80%	0.67%	1.27%
9/30/20	15.42	0.30	0.84	1.14	(0.32)	(0.11)	(0.43)	16.13	7.52%	19,598	0.58%	0.45%	1.94%
Class M3
3/31/25[r]	$14.92	$0.58	$(0.64)	$(0.06)	$(0.46)	$—	$(0.46)	$14.40	(0.34%)[b]	$202	1.05%[a]	0.83%[a]	8.19%[a]
9/30/24	13.36	0.41	1.78	2.19	(0.29)	(0.34)	(0.63)	14.92	16.88%	2,911	1.05%	0.87%	2.94%
9/30/23	13.57	0.58	0.47	1.05	(0.52)	(0.74)	(1.26)	13.36	7.99%	3,080	1.05%	0.93%	4.28%
9/30/22	17.65	0.33	(2.81)	(2.48)	(0.52)	(1.08)	(1.60)	13.57	(15.55%)	4,113	1.05%	0.92%	2.11%
9/30/21	16.11	0.13	2.01	2.14	(0.24)	(0.36)	(0.60)	17.65	13.47%	6,265	1.05%	0.92%	0.74%
9/30/20	15.39	0.28	0.82	1.10	(0.27)	(0.11)	(0.38)	16.11	7.27%	6,073	0.83%	0.70%	1.79%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	54%	19%	34%	38%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
55

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2005 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$14.24	$0.45	$(0.47)	$(0.02)	$(0.62)	$—	$(0.62)	$13.60	(0.11%)[b]	$4,761	0.42%[a]	0.18%[a]	6.49%[a]
9/30/24	12.39	0.42	1.79	2.21	(0.36)	—	(0.36)	14.24	18.15%	8,570	0.42%	0.23%	3.13%
9/30/23	12.45	0.74	0.36	1.10	(0.59)	(0.57)	(1.16)	12.39	9.22%	8,383	0.42%	0.28%	5.95%
9/30/22	17.52	0.39	(2.66)	(2.27)	(0.62)	(2.18)	(2.80)	12.45	(15.62%)	15,173	0.42%	0.28%	2.65%
9/30/21	16.24	0.30	1.84	2.14	(0.38)	(0.48)	(0.86)	17.52	13.48%	17,418	0.42%	0.28%	1.74%
9/30/20	15.74	0.34	0.85	1.19	(0.43)	(0.26)	(0.69)	16.24	7.74%	19,736	0.62%	0.06%	2.21%
Class M5
3/31/25[r]	$14.18	$0.36	$(0.39)	$(0.03)	$(0.51)	$—	$(0.51)	$13.64	(0.13%)[b]	$786	0.57%[a]	0.33%[a]	5.13%[a]
9/30/24	12.36	0.43	1.75	2.18	(0.36)	—	(0.36)	14.18	17.98%	5,861	0.57%	0.38%	3.27%
9/30/23	12.42	0.57	0.51	1.08	(0.57)	(0.57)	(1.14)	12.36	9.04%	6,075	0.57%	0.43%	4.52%
9/30/22	17.48	0.41	(2.69)	(2.28)	(0.60)	(2.18)	(2.78)	12.42	(15.73%)	5,681	0.57%	0.43%	2.79%
9/30/21	16.20	0.24	1.87	2.11	(0.35)	(0.48)	(0.83)	17.48	13.33%	7,783	0.57%	0.43%	1.39%
9/30/20	15.71	0.41	0.75	1.16	(0.41)	(0.26)	(0.67)	16.20	7.55%	8,440	0.77%	0.20%	2.63%
Class M4
3/31/25[r]	$14.21	$0.54	$(0.59)	$(0.05)	$(0.55)	$—	$(0.55)	$13.61	(0.27%)[b]	$58	0.82%[a]	0.58%[a]	7.94%[a]
9/30/24	12.38	0.33	1.82	2.15	(0.32)	—	(0.32)	14.21	17.61%	2,197	0.82%	0.63%	2.50%
9/30/23	12.42	0.50	0.55	1.05	(0.52)	(0.57)	(1.09)	12.38	8.72%	1,639	0.82%	0.68%	3.99%
9/30/22	17.46	0.36	(2.68)	(2.32)	(0.54)	(2.18)	(2.72)	12.42	(15.93%)	2,073	0.82%	0.68%	2.46%
9/30/21	16.17	0.21	1.86	2.07	(0.30)	(0.48)	(0.78)	17.46	13.07%	3,096	0.82%	0.68%	1.22%
9/30/20	15.69	0.36	0.76	1.12	(0.38)	(0.26)	(0.64)	16.17	7.29%	3,455	1.02%	0.45%	2.30%
Class M3
3/31/25[r]	$14.09	$0.44	$(0.50)	$(0.06)	$(0.26)	$—	$(0.26)	$13.77	(0.41%)[b]	$99	1.07%[a]	0.83%[a]	6.27%[a]
9/30/24	12.28	0.43	1.68	2.11	(0.30)	—	(0.30)	14.09	17.45%	383	1.07%	0.88%	3.30%
9/30/23	12.34	0.48	0.53	1.01	(0.50)	(0.57)	(1.07)	12.28	8.50%	1,495	1.07%	0.93%	3.86%
9/30/22	17.39	0.29	(2.64)	(2.35)	(0.52)	(2.18)	(2.70)	12.34	(16.17%)	1,453	1.07%	0.93%	2.01%
9/30/21	16.11	0.12	1.90	2.02	(0.26)	(0.48)	(0.74)	17.39	12.77%	1,603	1.07%	0.93%	0.72%
9/30/20	15.64	0.32	0.76	1.08	(0.35)	(0.26)	(0.61)	16.11	7.01%	1,227	1.27%	0.69%	2.07%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	75%	37%	37%	54%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
56

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2010 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$14.78	$0.43	$(0.48)	$(0.05)	$(0.58)	$—	$(0.58)	$14.15	(0.26%)[b]	$40,487	0.42%[a]	0.19%[a]	5.97%[a]
9/30/24	12.85	0.43	1.95	2.38	(0.34)	(0.11)	(0.45)	14.78	18.91%	63,560	0.42%	0.23%	3.15%
9/30/23	13.23	0.59	0.63	1.22	(0.59)	(1.01)	(1.60)	12.85	9.77%	62,669	0.42%	0.28%	4.51%
9/30/22	17.63	0.39	(2.90)	(2.51)	(0.62)	(1.27)	(1.89)	13.23	(16.02%)	63,308	0.42%	0.28%	2.51%
9/30/21	16.05	0.27	2.05	2.32	(0.37)	(0.37)	(0.74)	17.63	14.74%	75,734	0.42%	0.28%	1.55%
9/30/20	15.66	0.37	0.85	1.22	(0.43)	(0.40)	(0.83)	16.05	8.02%	72,187	0.20%	0.05%	2.40%
Class M5
3/31/25[r]	$14.77	$0.43	$(0.49)	$(0.06)	$(0.55)	$—	$(0.55)	$14.16	(0.37%)[b]	$8,588	0.57%[a]	0.34%[a]	6.02%[a]
9/30/24	12.84	0.45	1.91	2.36	(0.32)	(0.11)	(0.43)	14.77	18.73%	14,797	0.57%	0.38%	3.28%
9/30/23	13.21	0.59	0.61	1.20	(0.56)	(1.01)	(1.57)	12.84	9.60%	19,654	0.57%	0.43%	4.52%
9/30/22	17.61	0.47	(2.99)	(2.52)	(0.61)	(1.27)	(1.88)	13.21	(16.10%)	20,741	0.57%	0.43%	2.98%
9/30/21	16.03	0.21	2.08	2.29	(0.34)	(0.37)	(0.71)	17.61	14.57%	32,649	0.57%	0.43%	1.20%
9/30/20	15.65	0.39	0.80	1.19	(0.41)	(0.40)	(0.81)	16.03	7.81%	28,892	0.34%	0.20%	2.53%
Class M4
3/31/25[r]	$14.82	$0.56	$(0.63)	$(0.07)	$(0.48)	$—	$(0.48)	$14.27	(0.42%)[b]	$251	0.82%[a]	0.59%[a]	7.99%[a]
9/30/24	12.88	0.41	1.91	2.32	(0.27)	(0.11)	(0.38)	14.82	18.33%	5,557	0.82%	0.63%	2.99%
9/30/23	13.20	0.55	0.63	1.18	(0.49)	(1.01)	(1.50)	12.88	9.43%	9,195	0.82%	0.68%	4.16%
9/30/22	17.56	0.38	(2.96)	(2.58)	(0.51)	(1.27)	(1.78)	13.20	(16.40%)	10,567	0.82%	0.68%	2.45%
9/30/21	15.99	0.23	2.02	2.25	(0.31)	(0.37)	(0.68)	17.56	14.35%	26,545	0.82%	0.68%	1.37%
9/30/20	15.61	0.33	0.82	1.15	(0.37)	(0.40)	(0.77)	15.99	7.56%	30,398	0.60%	0.45%	2.16%
Class M3
3/31/25[r]	$14.80	$0.49	$(0.58)	$(0.09)	$(0.48)	$—	$(0.48)	$14.23	(0.60%)[b]	$1,173	1.07%[a]	0.84%[a]	6.97%[a]
9/30/24	12.84	0.34	1.95	2.29	(0.22)	(0.11)	(0.33)	14.80	18.10%	5,133	1.07%	0.88%	2.50%
9/30/23	13.18	0.57	0.58	1.15	(0.48)	(1.01)	(1.49)	12.84	9.11%	5,326	1.07%	0.93%	4.39%
9/30/22	17.56	0.35	(2.95)	(2.60)	(0.51)	(1.27)	(1.78)	13.18	(16.57%)	8,647	1.07%	0.93%	2.28%
9/30/21	15.99	0.15	2.04	2.19	(0.25)	(0.37)	(0.62)	17.56	13.97%	13,883	1.07%	0.93%	0.90%
9/30/20	15.59	0.25	0.87	1.12	(0.32)	(0.40)	(0.72)	15.99	7.34%	14,512	0.85%	0.70%	1.62%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	19%	51%	26%	34%	33%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
57

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2015 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$15.13	$0.47	$(0.53)	$(0.06)	$(0.59)	$—	$(0.59)	$14.48	(0.35%)[b]	$27,478	0.42%[a]	0.22%[a]	6.31%[a]
9/30/24	13.23	0.43	2.08	2.51	(0.36)	(0.25)	(0.61)	15.13	19.48%	55,322	0.43%	0.25%	3.06%
9/30/23	13.57	0.59	0.73	1.32	(0.55)	(1.11)	(1.66)	13.23	10.31%	62,426	0.43%	0.31%	4.37%
9/30/22	17.97	0.36	(2.99)	(2.63)	(0.62)	(1.15)	(1.77)	13.57	(16.38%)	65,438	0.44%	0.30%	2.29%
9/30/21	16.17	0.24	2.32	2.56	(0.35)	(0.41)	(0.76)	17.97	16.19%	78,555	0.44%	0.32%	1.35%
9/30/20	15.64	0.35	0.93	1.28	(0.41)	(0.34)	(0.75)	16.17	8.40%	65,346	0.20%	0.06%	2.29%
Class M5
3/31/25[r]	$15.10	$0.60	$(0.67)	$(0.07)	$(0.57)	$—	$(0.57)	$14.46	(0.42%)[b]	$1,348	0.57%[a]	0.37%[a]	8.34%[a]
9/30/24	13.20	0.41	2.08	2.49	(0.34)	(0.25)	(0.59)	15.10	19.35%	37,803	0.58%	0.40%	2.93%
9/30/23	13.54	0.58	0.71	1.29	(0.52)	(1.11)	(1.63)	13.20	10.08%	36,067	0.58%	0.46%	4.32%
9/30/22	17.94	0.42	(3.07)	(2.65)	(0.60)	(1.15)	(1.75)	13.54	(16.50%)	39,275	0.59%	0.45%	2.64%
9/30/21	16.14	0.21	2.32	2.53	(0.32)	(0.41)	(0.73)	17.94	16.05%	64,169	0.59%	0.47%	1.21%
9/30/20	15.62	0.36	0.89	1.25	(0.39)	(0.34)	(0.73)	16.14	8.19%	53,926	0.35%	0.21%	2.30%
Class M4
3/31/25[r]	$15.18	$0.50	$(0.58)	$(0.08)	$(0.54)	$—	$(0.54)	$14.56	(0.52%)[b]	$1,155	0.82%[a]	0.62%[a]	6.70%[a]
9/30/24	13.29	0.37	2.09	2.46	(0.32)	(0.25)	(0.57)	15.18	18.94%	5,039	0.82%	0.65%	2.63%
9/30/23	13.56	0.51	0.76	1.27	(0.43)	(1.11)	(1.54)	13.29	9.87%	5,311	0.83%	0.71%	3.79%
9/30/22	17.92	0.35	(3.04)	(2.69)	(0.52)	(1.15)	(1.67)	13.56	(16.68%)	5,066	0.84%	0.70%	2.21%
9/30/21	16.12	0.19	2.30	2.49	(0.28)	(0.41)	(0.69)	17.92	15.74%	11,856	0.84%	0.72%	1.07%
9/30/20	15.60	0.31	0.89	1.20	(0.34)	(0.34)	(0.68)	16.12	7.89%	12,857	0.60%	0.46%	2.03%
Class M3
3/31/25[r]	$15.36	$0.55	$(0.66)	$(0.11)	$(0.48)	$—	$(0.48)	$14.77	(0.69%)[b]	$44	1.07%[a]	0.86%[a]	7.52%[a]
9/30/24	13.41	0.36	2.10	2.46	(0.26)	(0.25)	(0.51)	15.36	18.75%	1,402	1.08%	0.90%	2.55%
9/30/23	13.49	0.51	0.72	1.23	(0.20)	(1.11)	(1.31)	13.41	9.53%	1,585	1.08%	0.96%	3.78%
9/30/22	17.87	0.32	(3.04)	(2.72)	(0.51)	(1.15)	(1.66)	13.49	(16.89%)	4,452	1.09%	0.95%	2.01%
9/30/21	16.08	0.13	2.31	2.44	(0.24)	(0.41)	(0.65)	17.87	15.46%	6,990	1.09%	0.97%	0.76%
9/30/20	15.56	0.30	0.87	1.17	(0.31)	(0.34)	(0.65)	16.08	7.65%	7,211	0.85%	0.70%	1.96%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	52%	27%	35%	35%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
58

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2020 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$14.82	$0.46	$(0.55)	$(0.09)	$(0.58)	$—	$(0.58)	$14.15	(0.55%)[b]	$77,973	0.45%[a]	0.24%[a]	6.29%[a]
9/30/24	12.98	0.41	2.12	2.53	(0.31)	(0.38)	(0.69)	14.82	20.11%	196,575	0.46%	0.27%	3.02%
9/30/23	13.48	0.53	0.86	1.39	(0.54)	(1.35)	(1.89)	12.98	11.03%	267,433	0.46%	0.32%	4.05%
9/30/22	18.31	0.34	(3.04)	(2.70)	(0.64)	(1.49)	(2.13)	13.48	(16.84%)	267,728	0.47%	0.31%	2.16%
9/30/21	16.22	0.22	2.62	2.84	(0.34)	(0.41)	(0.75)	18.31	17.87%	303,954	0.47%	0.35%	1.25%
9/30/20	15.63	0.33	0.99	1.32	(0.39)	(0.34)	(0.73)	16.22	8.63%	265,328	0.12%	0.07%	2.11%
Class M5
3/31/25[r]	$14.81	$0.47	$(0.56)	$(0.09)	$(0.55)	$—	$(0.55)	$14.17	(0.59%)[b]	$19,040	0.60%[a]	0.40%[a]	6.52%[a]
9/30/24	12.98	0.42	2.08	2.50	(0.29)	(0.38)	(0.67)	14.81	19.87%	90,051	0.61%	0.43%	3.05%
9/30/23	13.46	0.53	0.84	1.37	(0.50)	(1.35)	(1.85)	12.98	10.86%	129,254	0.61%	0.48%	4.02%
9/30/22	18.29	0.47	(3.19)	(2.72)	(0.62)	(1.49)	(2.11)	13.46	(16.98%)	137,211	0.62%	0.47%	2.89%
9/30/21	16.20	0.19	2.62	2.81	(0.31)	(0.41)	(0.72)	18.29	17.71%	282,667	0.62%	0.50%	1.05%
9/30/20	15.61	0.34	0.96	1.30	(0.37)	(0.34)	(0.71)	16.20	8.49%	257,134	0.26%	0.21%	2.17%
Class M4
3/31/25[r]	$14.83	$0.51	$(0.62)	$(0.11)	$(0.52)	$—	$(0.52)	$14.20	(0.72%)[b]	$4,662	0.85%[a]	0.65%[a]	7.27%[a]
9/30/24	12.98	0.36	2.12	2.48	(0.25)	(0.38)	(0.63)	14.83	19.68%	52,741	0.86%	0.68%	2.58%
9/30/23	13.46	0.48	0.84	1.32	(0.45)	(1.35)	(1.80)	12.98	10.45%	63,297	0.86%	0.73%	3.69%
9/30/22	18.24	0.33	(3.09)	(2.76)	(0.53)	(1.49)	(2.02)	13.46	(17.15%)	70,876	0.87%	0.72%	2.07%
9/30/21	16.17	0.19	2.57	2.76	(0.28)	(0.41)	(0.69)	18.24	17.38%	139,862	0.87%	0.75%	1.08%
9/30/20	15.58	0.30	0.96	1.26	(0.33)	(0.34)	(0.67)	16.17	8.24%	159,246	0.51%	0.46%	1.92%
Class M3
3/31/25[r]	$14.85	$0.47	$(0.59)	$(0.12)	$(0.47)	$—	$(0.47)	$14.26	(0.79%)[b]	$3,133	1.10%[a]	0.90%[a]	6.57%[a]
9/30/24	12.98	0.32	2.12	2.44	(0.19)	(0.38)	(0.57)	14.85	19.32%	23,252	1.11%	0.93%	2.35%
9/30/23	13.45	0.46	0.84	1.30	(0.42)	(1.35)	(1.77)	12.98	10.25%	30,663	1.11%	0.98%	3.50%
9/30/22	18.24	0.30	(3.10)	(2.80)	(0.50)	(1.49)	(1.99)	13.45	(17.37%)	36,043	1.12%	0.97%	1.86%
9/30/21	16.16	0.12	2.58	2.70	(0.21)	(0.41)	(0.62)	18.24	17.02%	55,402	1.12%	1.00%	0.66%
9/30/20	15.56	0.25	0.97	1.22	(0.28)	(0.34)	(0.62)	16.16	8.01%	65,611	0.76%	0.71%	1.65%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	19%	47%	26%	35%	35%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
59

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2025 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$15.46	$0.46	$(0.58)	$(0.12)	$(0.58)	$—	$(0.58)	$14.76	(0.76%)[b]	$127,914	0.48%[a]	0.27%[a]	6.05%[a]
9/30/24	13.64	0.40	2.38	2.78	(0.33)	(0.63)	(0.96)	15.46	21.30%	286,697	0.48%	0.30%	2.80%
9/30/23	14.02	0.48	1.11	1.59	(0.49)	(1.48)	(1.97)	13.64	12.13%	372,730	0.49%	0.34%	3.46%
9/30/22	19.04	0.31	(3.31)	(3.00)	(0.66)	(1.36)	(2.02)	14.02	(17.83%)	356,557	0.50%	0.34%	1.88%
9/30/21	16.46	0.20	3.07	3.27	(0.33)	(0.36)	(0.69)	19.04	20.22%	377,165	0.51%	0.39%	1.06%
9/30/20	15.62	0.29	1.15	1.44	(0.36)	(0.24)	(0.60)	16.46	9.35%	284,762	0.14%	0.08%	1.89%
Class M5
3/31/25[r]	$15.46	$0.50	$(0.63)	$(0.13)	$(0.56)	$—	$(0.56)	$14.77	(0.79%)[b]	$14,897	0.63%[a]	0.43%[a]	6.57%[a]
9/30/24	13.64	0.40	2.35	2.75	(0.30)	(0.63)	(0.93)	15.46	21.07%	59,112	0.63%	0.46%	2.81%
9/30/23	13.99	0.51	1.07	1.58	(0.45)	(1.48)	(1.93)	13.64	11.99%	72,070	0.64%	0.50%	3.70%
9/30/22	19.01	0.45	(3.48)	(3.03)	(0.63)	(1.36)	(1.99)	13.99	(17.99%)	83,947	0.65%	0.50%	2.63%
9/30/21	16.43	0.17	3.07	3.24	(0.30)	(0.36)	(0.66)	19.01	20.08%	195,342	0.66%	0.54%	0.93%
9/30/20	15.60	0.32	1.09	1.41	(0.34)	(0.24)	(0.58)	16.43	9.15%	158,255	0.27%	0.22%	2.07%
Class M4
3/31/25[r]	$15.46	$0.50	$(0.64)	$(0.14)	$(0.52)	$—	$(0.52)	$14.80	(0.90%)[b]	$6,462	0.88%[a]	0.68%[a]	6.75%[a]
9/30/24	13.63	0.34	2.38	2.72	(0.26)	(0.63)	(0.89)	15.46	20.77%	41,550	0.88%	0.71%	2.39%
9/30/23	13.97	0.43	1.11	1.54	(0.40)	(1.48)	(1.88)	13.63	11.68%	49,268	0.89%	0.75%	3.13%
9/30/22	18.96	0.30	(3.36)	(3.06)	(0.57)	(1.36)	(1.93)	13.97	(18.16%)	51,635	0.90%	0.75%	1.81%
9/30/21	16.40	0.14	3.04	3.18	(0.26)	(0.36)	(0.62)	18.96	19.73%	98,755	0.91%	0.79%	0.76%
9/30/20	15.58	0.26	1.11	1.37	(0.31)	(0.24)	(0.55)	16.40	8.85%	89,755	0.53%	0.48%	1.69%
Class M3
3/31/25[r]	$15.43	$0.51	$(0.67)	$(0.16)	$(0.47)	$—	$(0.47)	$14.80	(0.99%)[b]	$1,221	1.13%[a]	0.93%[a]	6.85%[a]
9/30/24	13.61	0.29	2.38	2.67	(0.22)	(0.63)	(0.85)	15.43	20.42%	27,198	1.13%	0.96%	2.02%
9/30/23	13.92	0.39	1.11	1.50	(0.33)	(1.48)	(1.81)	13.61	11.42%	26,201	1.14%	1.00%	2.84%
9/30/22	18.90	0.26	(3.36)	(3.10)	(0.52)	(1.36)	(1.88)	13.92	(18.37%)	35,432	1.15%	1.00%	1.57%
9/30/21	16.35	0.10	3.02	3.12	(0.21)	(0.36)	(0.57)	18.90	19.41%	51,074	1.16%	1.04%	0.57%
9/30/20	15.53	0.25	1.08	1.33	(0.27)	(0.24)	(0.51)	16.35	8.62%	55,244	0.77%	0.72%	1.59%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	47%	29%	38%	40%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2030 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$16.11	$0.45	$(0.63)	$(0.18)	$(0.56)	$(0.07)	$(0.63)	$15.30	(1.13%)[b]	$222,162	0.52%[a]	0.33%[a]	5.75%[a]
9/30/24	14.18	0.36	2.79	3.15	(0.32)	(0.90)	(1.22)	16.11	23.50%	576,067	0.52%	0.35%	2.43%
9/30/23	14.37	0.38	1.48	1.86	(0.40)	(1.65)	(2.05)	14.18	13.89%	715,825	0.53%	0.37%	2.64%
9/30/22	19.67	0.25	(3.65)	(3.40)	(0.69)	(1.21)	(1.90)	14.37	(19.32%)	627,370	0.53%	0.37%	1.44%
9/30/21	16.54	0.17	3.54	3.71	(0.31)	(0.27)	(0.58)	19.67	22.79%	582,489	0.54%	0.43%	0.88%
9/30/20	15.60	0.27	1.23	1.50	(0.34)	(0.22)	(0.56)	16.54	9.78%	432,292	0.13%	0.09%	1.74%
Class M5
3/31/25[r]	$16.10	$0.45	$(0.65)	$(0.20)	$(0.52)	$(0.07)	$(0.59)	$15.31	(1.26%)[b]	$69,593	0.67%[a]	0.50%[a]	5.77%[a]
9/30/24	14.18	0.35	2.77	3.12	(0.30)	(0.90)	(1.20)	16.10	23.26%	273,654	0.67%	0.52%	2.37%
9/30/23	14.34	0.38	1.46	1.84	(0.35)	(1.65)	(2.00)	14.18	13.75%	344,590	0.68%	0.54%	2.61%
9/30/22	19.65	0.37	(3.81)	(3.44)	(0.66)	(1.21)	(1.87)	14.34	(19.51%)	322,959	0.69%	0.54%	2.09%
9/30/21	16.52	0.13	3.55	3.68	(0.28)	(0.27)	(0.55)	19.65	22.65%	646,934	0.69%	0.58%	0.67%
9/30/20	15.58	0.28	1.20	1.48	(0.32)	(0.22)	(0.54)	16.52	9.65%	489,123	0.27%	0.23%	1.77%
Class M4
3/31/25[r]	$16.10	$0.50	$(0.71)	$(0.21)	$(0.49)	$(0.07)	$(0.56)	$15.33	(1.31%)[b]	$13,340	0.92%[a]	0.75%[a]	6.47%[a]
9/30/24	14.18	0.29	2.79	3.08	(0.26)	(0.90)	(1.16)	16.10	22.90%	146,932	0.92%	0.77%	1.94%
9/30/23	14.32	0.32	1.49	1.81	(0.30)	(1.65)	(1.95)	14.18	13.49%	154,576	0.93%	0.79%	2.24%
9/30/22	19.58	0.24	(3.71)	(3.47)	(0.58)	(1.21)	(1.79)	14.32	(19.66%)	143,393	0.94%	0.79%	1.41%
9/30/21	16.48	0.14	3.48	3.62	(0.25)	(0.27)	(0.52)	19.58	22.29%	291,355	0.94%	0.83%	0.73%
9/30/20	15.55	0.23	1.20	1.43	(0.28)	(0.22)	(0.50)	16.48	9.34%	298,652	0.52%	0.48%	1.51%
Class M3
3/31/25[r]	$16.10	$0.48	$(0.71)	$(0.23)	$(0.47)	$(0.07)	$(0.54)	$15.33	(1.46%)[b]	$12,491	1.17%[a]	1.00%[a]	6.17%[a]
9/30/24	14.17	0.25	2.80	3.05	(0.22)	(0.90)	(1.12)	16.10	22.66%	78,769	1.17%	1.02%	1.65%
9/30/23	14.31	0.29	1.48	1.77	(0.26)	(1.65)	(1.91)	14.17	13.19%	70,674	1.18%	1.04%	2.00%
9/30/22	19.59	0.21	(3.73)	(3.52)	(0.55)	(1.21)	(1.76)	14.31	(19.91%)	79,404	1.19%	1.04%	1.19%
9/30/21	16.46	0.06	3.52	3.58	(0.18)	(0.27)	(0.45)	19.59	22.06%	112,891	1.19%	1.08%	0.34%
9/30/20	15.53	0.20	1.19	1.39	(0.24)	(0.22)	(0.46)	16.46	9.06%	123,936	0.77%	0.73%	1.30%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	23%	42%	23%	34%	27%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2035 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$17.26	$0.44	$(0.73)	$(0.29)	$(0.56)	$(0.41)	$(0.97)	$16.00	(1.63%)[b]	$195,003	0.55%[a]	0.39%[a]	5.32%[a]
9/30/24	14.99	0.32	3.33	3.65	(0.31)	(1.07)	(1.38)	17.26	25.82%	439,204	0.55%	0.39%	2.04%
9/30/23	14.72	0.30	1.89	2.19	(0.31)	(1.61)	(1.92)	14.99	15.94%	500,827	0.56%	0.39%	1.97%
9/30/22	20.26	0.22	(4.01)	(3.79)	(0.75)	(1.00)	(1.75)	14.72	(20.63%)	412,008	0.57%	0.39%	1.24%
9/30/21	16.64	0.14	4.02	4.16	(0.28)	(0.26)	(0.54)	20.26	25.35%	372,474	0.57%	0.44%	0.71%
9/30/20	15.58	0.25	1.30	1.55	(0.32)	(0.17)	(0.49)	16.64	10.08%	250,301	0.15%	0.09%	1.59%
Class M5
3/31/25[r]	$17.24	$0.49	$(0.79)	$(0.30)	$(0.55)	$(0.41)	$(0.96)	$15.98	(1.72%)[b]	$24,872	0.70%[a]	0.56%[a]	5.83%[a]
9/30/24	14.98	0.30	3.32	3.62	(0.29)	(1.07)	(1.36)	17.24	25.59%	106,215	0.70%	0.56%	1.92%
9/30/23	14.68	0.30	1.87	2.17	(0.26)	(1.61)	(1.87)	14.98	15.77%	102,266	0.71%	0.56%	2.02%
9/30/22	20.22	0.36	(4.17)	(3.81)	(0.73)	(1.00)	(1.73)	14.68	(20.78%)	98,488	0.72%	0.56%	1.98%
9/30/21	16.62	0.12	3.99	4.11	(0.25)	(0.26)	(0.51)	20.22	25.09%	233,159	0.72%	0.61%	0.62%
9/30/20	15.56	0.26	1.27	1.53	(0.30)	(0.17)	(0.47)	16.62	9.95%	176,646	0.29%	0.23%	1.68%
Class M4
3/31/25[r]	$17.22	$0.47	$(0.79)	$(0.32)	$(0.48)	$(0.41)	$(0.89)	$16.01	(1.84%)[b]	$10,874	0.95%[a]	0.81%[a]	5.70%[a]
9/30/24	14.96	0.25	3.33	3.58	(0.25)	(1.07)	(1.32)	17.22	25.29%	67,567	0.95%	0.81%	1.61%
9/30/23	14.65	0.24	1.88	2.12	(0.20)	(1.61)	(1.81)	14.96	15.42%	72,709	0.96%	0.81%	1.59%
9/30/22	20.16	0.20	(4.04)	(3.84)	(0.67)	(1.00)	(1.67)	14.65	(20.92%)	67,260	0.97%	0.81%	1.10%
9/30/21	16.58	0.06	4.00	4.06	(0.22)	(0.26)	(0.48)	20.16	24.81%	120,031	0.97%	0.86%	0.30%
9/30/20	15.53	0.22	1.27	1.49	(0.27)	(0.17)	(0.44)	16.58	9.66%	75,337	0.55%	0.49%	1.38%
Class M3
3/31/25[r]	$17.21	$0.52	$(0.87)	$(0.35)	$(0.47)	$(0.41)	$(0.88)	$15.98	(1.99%)[b]	$1,136	1.20%[a]	1.06%[a]	6.41%[a]
9/30/24	14.94	0.20	3.35	3.55	(0.21)	(1.07)	(1.28)	17.21	25.04%	43,165	1.20%	1.06%	1.28%
9/30/23	14.65	0.20	1.89	2.09	(0.19)	(1.61)	(1.80)	14.94	15.14%	36,025	1.21%	1.06%	1.35%
9/30/22	20.13	0.15	(4.05)	(3.90)	(0.58)	(1.00)	(1.58)	14.65	(21.16%)	36,030	1.22%	1.06%	0.86%
9/30/21	16.55	0.05	3.95	4.00	(0.16)	(0.26)	(0.42)	20.13	24.44%	45,019	1.22%	1.12%	0.25%
9/30/20	15.50	0.19	1.25	1.44	(0.22)	(0.17)	(0.39)	16.55	9.39%	58,793	0.79%	0.73%	1.19%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	27%	39%	20%	27%	21%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2040 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$17.76	$0.42	$(0.76)	$(0.34)	$(0.55)	$(1.44)	$(1.99)	$15.43	(1.89%)[b]	$215,668	0.58%[a]	0.41%[a]	5.02%[a]
9/30/24	15.12	0.30	3.65	3.95	(0.29)	(1.02)	(1.31)	17.76	27.59%	550,828	0.58%	0.41%	1.86%
9/30/23	14.94	0.23	2.21	2.44	(0.25)	(2.01)	(2.26)	15.12	17.73%	682,257	0.58%	0.41%	1.50%
9/30/22	20.77	0.17	(4.26)	(4.09)	(0.83)	(0.91)	(1.74)	14.94	(21.66%)	542,666	0.59%	0.41%	0.95%
9/30/21	16.73	0.12	4.41	4.53	(0.25)	(0.24)	(0.49)	20.77	27.48%	416,707	0.59%	0.47%	0.63%
9/30/20	15.56	0.23	1.38	1.61	(0.31)	(0.13)	(0.44)	16.73	10.45%	300,976	0.14%	0.09%	1.49%
Class M5
3/31/25[r]	$17.76	$0.43	$(0.79)	$(0.36)	$(0.51)	$(1.44)	$(1.95)	$15.45	(2.02%)[b]	$72,460	0.73%[a]	0.58%[a]	5.05%[a]
9/30/24	15.12	0.27	3.66	3.93	(0.27)	(1.02)	(1.29)	17.76	27.39%	281,494	0.73%	0.58%	1.68%
9/30/23	14.91	0.22	2.19	2.41	(0.19)	(2.01)	(2.20)	15.12	17.52%	328,459	0.73%	0.58%	1.47%
9/30/22	20.74	0.32	(4.44)	(4.12)	(0.80)	(0.91)	(1.71)	14.91	(21.80%)	295,087	0.74%	0.58%	1.69%
9/30/21	16.71	0.07	4.43	4.50	(0.23)	(0.24)	(0.47)	20.74	27.28%	602,095	0.74%	0.64%	0.36%
9/30/20	15.54	0.23	1.36	1.59	(0.29)	(0.13)	(0.42)	16.71	10.32%	405,437	0.29%	0.25%	1.47%
Class M4
3/31/25[r]	$17.74	$0.45	$(0.83)	$(0.38)	$(0.48)	$(1.44)	$(1.92)	$15.44	(2.14%)[b]	$19,443	0.98%[a]	0.83%[a]	5.43%[a]
9/30/24	15.10	0.21	3.67	3.88	(0.22)	(1.02)	(1.24)	17.74	27.08%	133,757	0.98%	0.83%	1.33%
9/30/23	14.87	0.17	2.21	2.38	(0.14)	(2.01)	(2.15)	15.10	17.24%	140,163	0.98%	0.83%	1.13%
9/30/22	20.66	0.18	(4.35)	(4.17)	(0.71)	(0.91)	(1.62)	14.87	(22.03%)	123,661	0.99%	0.83%	0.96%
9/30/21	16.66	0.09	4.35	4.44	(0.20)	(0.24)	(0.44)	20.66	26.97%	249,137	0.99%	0.89%	0.48%
9/30/20	15.50	0.19	1.35	1.54	(0.25)	(0.13)	(0.38)	16.66	10.03%	249,598	0.54%	0.50%	1.22%
Class M3
3/31/25[r]	$17.73	$0.44	$(0.83)	$(0.39)	$(0.45)	$(1.44)	$(1.89)	$15.45	(2.18%)[b]	$11,788	1.23%[a]	1.08%[a]	5.28%[a]
9/30/24	15.08	0.18	3.66	3.84	(0.17)	(1.02)	(1.19)	17.73	26.75%	68,727	1.23%	1.08%	1.11%
9/30/23	14.88	0.14	2.19	2.33	(0.12)	(2.01)	(2.13)	15.08	16.91%	64,574	1.23%	1.08%	0.93%
9/30/22	20.67	0.14	(4.35)	(4.21)	(0.67)	(0.91)	(1.58)	14.88	(22.18%)	65,842	1.24%	1.08%	0.78%
9/30/21	16.65	0.01	4.38	4.39	(0.13)	(0.24)	(0.37)	20.67	26.62%	90,972	1.24%	1.15%	0.04%
9/30/20	15.49	0.15	1.35	1.50	(0.21)	(0.13)	(0.34)	16.65	9.76%	98,070	0.78%	0.74%	0.96%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	27%	34%	15%	29%	18%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
63

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2045 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$18.53	$0.43	$(0.81)	$(0.38)	$(0.55)	$(1.04)	$(1.59)	$16.56	(2.06%)[b]	$160,627	0.60%[a]	0.44%[a]	4.87%[a]
9/30/24	15.72	0.27	3.99	4.26	(0.28)	(1.17)	(1.45)	18.53	28.82%	393,948	0.60%	0.43%	1.61%
9/30/23	15.11	0.20	2.42	2.62	(0.22)	(1.79)	(2.01)	15.72	18.67%	437,106	0.60%	0.42%	1.25%
9/30/22	21.07	0.16	(4.37)	(4.21)	(0.85)	(0.90)	(1.75)	15.11	(21.99%)	333,390	0.61%	0.42%	0.88%
9/30/21	16.76	0.10	4.69	4.79	(0.24)	(0.24)	(0.48)	21.07	28.97%	247,138	0.61%	0.47%	0.50%
9/30/20	15.54	0.22	1.41	1.63	(0.29)	(0.12)	(0.41)	16.76	10.60%	154,476	0.18%	0.10%	1.39%
Class M5
3/31/25[r]	$18.54	$0.46	$(0.85)	$(0.39)	$(0.54)	$(1.04)	$(1.58)	$16.57	(2.12%)[b]	$16,683	0.75%[a]	0.62%[a]	5.20%[a]
9/30/24	15.73	0.24	4.00	4.24	(0.26)	(1.17)	(1.43)	18.54	28.57%	74,945	0.75%	0.61%	1.40%
9/30/23	15.07	0.20	2.40	2.60	(0.15)	(1.79)	(1.94)	15.73	18.50%	65,612	0.75%	0.60%	1.30%
9/30/22	21.02	0.36	(4.59)	(4.23)	(0.82)	(0.90)	(1.72)	15.07	(22.11%)	65,768	0.76%	0.60%	1.88%
9/30/21	16.74	0.07	4.66	4.73	(0.21)	(0.24)	(0.45)	21.02	28.65%	198,343	0.76%	0.67%	0.37%
9/30/20	15.53	0.22	1.38	1.60	(0.27)	(0.12)	(0.39)	16.74	10.40%	141,319	0.31%	0.25%	1.40%
Class M4
3/31/25[r]	$18.52	$0.42	$(0.83)	$(0.41)	$(0.48)	$(1.04)	$(1.52)	$16.59	(2.26%)[b]	$11,965	1.00%[a]	0.87%[a]	4.85%[a]
9/30/24	15.70	0.19	4.01	4.20	(0.21)	(1.17)	(1.38)	18.52	28.34%	58,291	1.00%	0.86%	1.11%
9/30/23	15.01	0.14	2.41	2.55	(0.07)	(1.79)	(1.86)	15.70	18.17%	54,914	1.00%	0.85%	0.87%
9/30/22	20.96	0.15	(4.42)	(4.27)	(0.78)	(0.90)	(1.68)	15.01	(22.35%)	48,715	1.01%	0.85%	0.82%
9/30/21	16.70	0.03	4.65	4.68	(0.18)	(0.24)	(0.42)	20.96	28.38%	90,570	1.01%	0.92%	0.16%
9/30/20	15.50	0.18	1.38	1.56	(0.24)	(0.12)	(0.36)	16.70	10.12%	60,056	0.56%	0.50%	1.15%
Class M3
3/31/25[r]	$18.49	$0.50	$(0.93)	$(0.43)	$(0.45)	$(1.04)	$(1.49)	$16.57	(2.38%)[b]	$177	1.25%[a]	1.12%[a]	5.78%[a]
9/30/24	15.69	0.14	4.01	4.15	(0.18)	(1.17)	(1.35)	18.49	27.93%	36,384	1.25%	1.11%	0.81%
9/30/23	15.05	0.10	2.42	2.52	(0.09)	(1.79)	(1.88)	15.69	17.87%	28,681	1.25%	1.10%	0.63%
9/30/22	20.95	0.11	(4.44)	(4.33)	(0.67)	(0.90)	(1.57)	15.05	(22.50%)	27,562	1.26%	1.10%	0.57%
9/30/21	16.67	0.01	4.61	4.62	(0.10)	(0.24)	(0.34)	20.95	28.02%	35,140	1.26%	1.17%	0.03%
9/30/20	15.47	0.14	1.38	1.52	(0.20)	(0.12)	(0.32)	16.67	9.86%	46,619	0.81%	0.74%	0.92%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	29%	36%	15%	23%	18%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
64

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2050 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$18.65	$0.43	$(0.81)	$(0.38)	$(0.55)	$(1.54)	$(2.09)	$16.18	(2.05%)[b]	$160,456	0.61%[a]	0.45%[a]	4.86%[a]
9/30/24	15.69	0.26	4.06	4.32	(0.28)	(1.08)	(1.36)	18.65	29.15%	442,021	0.61%	0.44%	1.54%
9/30/23	15.20	0.18	2.50	2.68	(0.22)	(1.97)	(2.19)	15.69	19.09%	482,694	0.61%	0.43%	1.16%
9/30/22	21.08	0.16	(4.46)	(4.30)	(0.86)	(0.72)	(1.58)	15.20	(22.18%)	364,457	0.61%	0.43%	0.86%
9/30/21	16.78	0.10	4.70	4.80	(0.24)	(0.26)	(0.50)	21.08	29.03%	258,313	0.61%	0.48%	0.49%
9/30/20	15.55	0.22	1.41	1.63	(0.29)	(0.11)	(0.40)	16.78	10.57%	161,863	0.16%	0.10%	1.39%
Class M5
3/31/25[r]	$18.64	$0.45	$(0.85)	$(0.40)	$(0.51)	$(1.54)	$(2.05)	$16.19	(2.16%)[b]	$37,942	0.76%[a]	0.63%[a]	5.22%[a]
9/30/24	15.69	0.23	4.06	4.29	(0.26)	(1.08)	(1.34)	18.64	28.91%	253,099	0.76%	0.62%	1.38%
9/30/23	15.17	0.18	2.47	2.65	(0.16)	(1.97)	(2.13)	15.69	18.87%	253,640	0.76%	0.61%	1.12%
9/30/22	21.04	0.28	(4.60)	(4.32)	(0.83)	(0.72)	(1.55)	15.17	(22.30%)	221,155	0.76%	0.61%	1.46%
9/30/21	16.76	0.05	4.71	4.76	(0.22)	(0.26)	(0.48)	21.04	28.76%	415,859	0.76%	0.67%	0.27%
9/30/20	15.53	0.21	1.40	1.61	(0.27)	(0.11)	(0.38)	16.76	10.44%	280,003	0.30%	0.25%	1.34%
Class M4
3/31/25[r]	$18.65	$0.44	$(0.86)	$(0.42)	$(0.47)	$(1.54)	$(2.01)	$16.22	(2.25%)[b]	$12,096	1.01%[a]	0.88%[a]	5.13%[a]
9/30/24	15.70	0.18	4.07	4.25	(0.22)	(1.08)	(1.30)	18.65	28.56%	88,867	1.01%	0.87%	1.05%
9/30/23	15.12	0.12	2.49	2.61	(0.06)	(1.97)	(2.03)	15.70	18.60%	85,675	1.01%	0.86%	0.77%
9/30/22	20.96	0.16	(4.52)	(4.36)	(0.76)	(0.72)	(1.48)	15.12	(22.51%)	70,887	1.01%	0.86%	0.87%
9/30/21	16.71	0.06	4.64	4.70	(0.19)	(0.26)	(0.45)	20.96	28.47%	160,626	1.01%	0.92%	0.32%
9/30/20	15.49	0.17	1.39	1.56	(0.23)	(0.11)	(0.34)	16.71	10.16%	147,994	0.55%	0.50%	1.09%
Class M3
3/31/25[r]	$18.58	$0.43	$(0.87)	$(0.44)	$(0.46)	$(1.54)	$(2.00)	$16.14	(2.42%)[b]	$10,892	1.26%[a]	1.13%[a]	4.96%[a]
9/30/24	15.63	0.14	4.05	4.19	(0.16)	(1.08)	(1.24)	18.58	28.24%	57,525	1.26%	1.12%	0.84%
9/30/23	15.12	0.09	2.47	2.56	(0.08)	(1.97)	(2.05)	15.63	18.26%	49,480	1.26%	1.11%	0.55%
9/30/22	20.95	0.13	(4.52)	(4.39)	(0.72)	(0.72)	(1.44)	15.12	(22.64%)	44,600	1.26%	1.11%	0.67%
9/30/21	16.69	(0.01)	4.65	4.64	(0.12)	(0.26)	(0.38)	20.95	28.09%	60,911	1.26%	1.17%	(0.07%)
9/30/20	15.47	0.13	1.39	1.52	(0.19)	(0.11)	(0.30)	16.69	9.91%	57,934	0.80%	0.74%	0.84%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	29%	33%	12%	27%	15%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2055 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$19.02	$0.46	$(0.87)	$(0.41)	$(0.55)	$(1.14)	$(1.69)	$16.92	(2.15%)[b]	$87,863	0.61%[a]	0.46%[a]	5.03%[a]
9/30/24	16.01	0.27	4.16	4.43	(0.29)	(1.13)	(1.42)	19.02	29.26%	261,589	0.61%	0.45%	1.56%
9/30/23	15.13	0.18	2.52	2.70	(0.28)	(1.54)	(1.82)	16.01	19.10%	303,344	0.61%	0.45%	1.11%
9/30/22	21.03	0.11	(4.39)	(4.28)	(0.85)	(0.77)	(1.62)	15.13	(22.22%)	215,507	0.61%	0.44%	0.60%
9/30/21	16.75	0.10	4.70	4.80	(0.24)	(0.28)	(0.52)	21.03	29.06%	112,730	0.61%	0.48%	0.48%
9/30/20	15.54	0.21	1.41	1.62	(0.29)	(0.12)	(0.41)	16.75	10.55%	67,777	0.22%	0.10%	1.32%
Class M5
3/31/25[r]	$19.07	$0.46	$(0.88)	$(0.42)	$(0.55)	$(1.14)	$(1.69)	$16.96	(2.20%)[b]	$8,965	0.76%[a]	0.64%[a]	5.07%[a]
9/30/24	16.04	0.24	4.17	4.41	(0.25)	(1.13)	(1.38)	19.07	29.09%	37,812	0.76%	0.63%	1.38%
9/30/23	15.09	0.19	2.48	2.67	(0.18)	(1.54)	(1.72)	16.04	18.86%	32,157	0.76%	0.63%	1.22%
9/30/22	20.98	0.43	(4.72)	(4.29)	(0.83)	(0.77)	(1.60)	15.09	(22.33%)	32,887	0.76%	0.62%	2.19%
9/30/21	16.73	0.07	4.67	4.74	(0.21)	(0.28)	(0.49)	20.98	28.76%	140,685	0.76%	0.67%	0.34%
9/30/20	15.52	0.21	1.39	1.60	(0.27)	(0.12)	(0.39)	16.73	10.43%	94,767	0.36%	0.24%	1.34%
Class M4
3/31/25[r]	$19.00	$0.45	$(0.90)	$(0.45)	$(0.49)	$(1.14)	$(1.63)	$16.92	(2.38%)[b]	$6,508	1.01%[a]	0.89%[a]	5.03%[a]
9/30/24	16.00	0.18	4.17	4.35	(0.22)	(1.13)	(1.35)	19.00	28.73%	35,284	1.01%	0.88%	1.07%
9/30/23	15.04	0.12	2.51	2.63	(0.13)	(1.54)	(1.67)	16.00	18.55%	32,460	1.01%	0.88%	0.78%
9/30/22	20.92	0.14	(4.47)	(4.33)	(0.78)	(0.77)	(1.55)	15.04	(22.52%)	27,142	1.01%	0.87%	0.77%
9/30/21	16.69	0.02	4.67	4.69	(0.18)	(0.28)	(0.46)	20.92	28.46%	49,056	1.01%	0.92%	0.11%
9/30/20	15.50	0.17	1.38	1.55	(0.24)	(0.12)	(0.36)	16.69	10.07%	32,270	0.61%	0.50%	1.07%
Class M3
3/31/25[r]	$18.93	$0.51	$(0.98)	$(0.47)	$(0.46)	$(1.14)	$(1.60)	$16.86	(2.49%)[b]	$384	1.26%[a]	1.14%[a]	5.69%[a]
9/30/24	15.92	0.14	4.16	4.30	(0.16)	(1.13)	(1.29)	18.93	28.43%	25,245	1.26%	1.13%	0.82%
9/30/23	15.03	0.08	2.50	2.58	(0.15)	(1.54)	(1.69)	15.92	18.26%	20,513	1.26%	1.13%	0.50%
9/30/22	20.87	0.09	(4.47)	(4.38)	(0.69)	(0.77)	(1.46)	15.03	(22.72%)	19,264	1.26%	1.12%	0.49%
9/30/21	16.64	(0.01)	4.64	4.63	(0.12)	(0.28)	(0.40)	20.87	28.16%	21,424	1.26%	1.18%	(0.03%)
9/30/20	15.46	0.13	1.37	1.50	(0.20)	(0.12)	(0.32)	16.64	9.79%	22,526	0.86%	0.74%	0.86%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	30%	41%	13%	22%	17%	24%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
66

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2060 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$19.72	$0.47	$(0.89)	$(0.42)	$(0.59)	$(0.42)	$(1.01)	$18.29	(2.17%)[b]	$67,027	0.61%[a]	0.46%[a]	4.92%[a]
9/30/24	16.35	0.23	4.34	4.57	(0.29)	(0.91)	(1.20)	19.72	29.32%	180,392	0.61%	0.45%	1.28%
9/30/23	15.09	0.15	2.57	2.72	(0.22)	(1.24)	(1.46)	16.35	19.03%	134,822	0.61%	0.45%	0.95%
9/30/22	21.00	0.19	(4.45)	(4.26)	(0.85)	(0.80)	(1.65)	15.09	(22.19%)	70,208	0.61%	0.44%	1.05%
9/30/21	16.73	0.08	4.71	4.79	(0.24)	(0.28)	(0.52)	21.00	29.03%	55,382	0.61%	0.48%	0.41%
9/30/20	15.51	0.17	1.46	1.63	(0.29)	(0.12)	(0.41)	16.73	10.58%	27,484	0.49%	0.12%	1.10%
Class M5
3/31/25[r]	$19.65	$0.48	$(0.91)	$(0.43)	$(0.55)	$(0.42)	$(0.97)	$18.25	(2.21%)[b]	$15,775	0.76%[a]	0.64%[a]	4.96%[a]
9/30/24	16.31	0.22	4.30	4.52	(0.27)	(0.91)	(1.18)	19.65	29.05%	65,821	0.76%	0.63%	1.22%
9/30/23	15.04	0.17	2.52	2.69	(0.18)	(1.24)	(1.42)	16.31	18.84%	50,744	0.76%	0.63%	1.06%
9/30/22	20.95	0.17	(4.46)	(4.29)	(0.82)	(0.80)	(1.62)	15.04	(22.34%)	36,564	0.76%	0.62%	0.94%
9/30/21	16.70	0.03	4.72	4.75	(0.22)	(0.28)	(0.50)	20.95	28.82%	33,062	0.76%	0.67%	0.13%
9/30/20	15.49	0.17	1.43	1.60	(0.27)	(0.12)	(0.39)	16.70	10.41%	15,067	0.64%	0.27%	1.07%
Class M4
3/31/25[r]	$19.59	$0.46	$(0.93)	$(0.47)	$(0.51)	$(0.42)	$(0.93)	$18.19	(2.43%)[b]	$5,660	1.01%[a]	0.89%[a]	4.96%[a]
9/30/24	16.25	0.15	4.32	4.47	(0.22)	(0.91)	(1.13)	19.59	28.78%	29,887	1.01%	0.88%	0.86%
9/30/23	14.97	0.12	2.52	2.64	(0.12)	(1.24)	(1.36)	16.25	18.53%	23,132	1.01%	0.88%	0.72%
9/30/22	20.87	0.13	(4.45)	(4.32)	(0.78)	(0.80)	(1.58)	14.97	(22.54%)	17,032	1.01%	0.87%	0.69%
9/30/21	16.65	0.04	4.64	4.68	(0.18)	(0.28)	(0.46)	20.87	28.44%	19,688	1.01%	0.92%	0.19%
9/30/20	15.46	0.15	1.40	1.55	(0.24)	(0.12)	(0.36)	16.65	10.10%	14,447	0.88%	0.52%	0.96%
Class M3
3/31/25[r]	$19.52	$0.45	$(0.92)	$(0.47)	$(0.48)	$(0.42)	$(0.90)	$18.15	(2.46%)[b]	$3,564	1.26%[a]	1.14%[a]	4.78%[a]
9/30/24	16.20	0.13	4.28	4.41	(0.18)	(0.91)	(1.09)	19.52	28.41%	13,358	1.26%	1.13%	0.72%
9/30/23	14.95	0.06	2.54	2.60	(0.11)	(1.24)	(1.35)	16.20	18.31%	10,404	1.26%	1.13%	0.38%
9/30/22	20.80	0.08	(4.45)	(4.37)	(0.68)	(0.80)	(1.48)	14.95	(22.76%)	6,619	1.26%	1.12%	0.44%
9/30/21	16.61	0.00[d]	4.62	4.62	(0.15)	(0.28)	(0.43)	20.80	28.14%	6,320	1.26%	1.18%	0.03%
9/30/20	15.42	0.09	1.42	1.51	(0.20)	(0.12)	(0.32)	16.61	9.87%	5,798	1.13%	0.77%	0.61%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	35%	50%	13%	23%	19%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Retirement 2065 Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$12.75	$0.22	$(0.50)	$(0.28)	$(0.38)	$(0.90)	$(1.28)	$11.19	(2.18%)[b]	$3,410	0.61%[a]	0.46%[a]	3.69%[a]
9/30/24	10.09	0.05	2.80	2.85	(0.18)	(0.01)	(0.19)	12.75	28.56%	2,097	0.61%	0.45%	0.44%
9/30/23[g]	10.00	(0.02)	0.11	0.09	—	—	—	10.09	0.90%[b]	894	0.62%[a]	0.46%[a]	(0.35%)[a]
Class M5
3/31/25[r]	$12.74	$0.20	$(0.49)	$(0.29)	$(0.37)	$(0.90)	$(1.27)	$11.18	(2.32%)[b]	$664	0.76%[a]	0.64%[a]	3.41%[a]
9/30/24	10.08	(0.01)bb	2.84	2.83	(0.16)	(0.01)	(0.17)	12.74	28.36%	605	0.76%	0.63%	(0.09%)
9/30/23[g]	10.00	(0.04)	0.12	0.08	—	—	—	10.08	0.80%[b]	105	0.76%[a]	0.64%[a]	(0.53%)[a]
Class M4
3/31/25[r]	$12.62	$0.31	$(0.62)	$(0.31)	$(0.35)	$(0.90)	$(1.25)	$11.06	(2.45%)[b]	$152	1.01%[a]	0.89%[a]	5.10%[a]
9/30/24	10.06	0.09	2.69	2.78	(0.21)	(0.01)	(0.22)	12.62	27.97%	1,398	1.01%	0.88%	0.74%
9/30/23[g]	10.00	(0.05)	0.11	0.06	—	—	—	10.06	0.60%[b]	113	1.02%[a]	0.89%[a]	(0.79%)[a]
Class M3
3/31/25[r]	$12.68	$0.19	$(0.50)	$(0.31)	$(0.30)	$(0.90)	$(1.20)	$11.17	(2.48%)[b]	$112	1.26%[a]	1.14%[a]	3.18%[a]
9/30/24	10.04	0.08	2.68	2.76	(0.11)	(0.01)	(0.12)	12.68	27.71%	127	1.26%	1.13%	0.67%
9/30/23[g]	10.00	(0.07)	0.11	0.04	—	—	—	10.04	0.40%[b]	100	1.26%[a]	1.14%[a]	(1.03%)[a]

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30, 2024	Period Ended September 30, 2023[b]
Portfolio turnover rate	48%	82%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 1, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
68

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 32 series, including the following 18 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)
MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)
MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)
MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)
MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)
MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)
MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)
MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)
MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)
MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)
MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)
MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)
MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)
MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)
MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)
MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)
MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)
MassMutual Select T. Rowe Price Retirement 2065 Fund (“MM Select T. Rowe Price Retirement 2065 Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of MassMutual Funds advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).
The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets in shares of MassMutual Funds and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the “Underlying Funds.”
The financial statements included herein are those of the MM Target Allocation Funds and MM Select T. Rowe Price Retirement Funds. The financial statements of the applicable Underlying Funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

69

Notes to Financial Statements (Unaudited) (Continued)
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each Fund is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.
Certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.
Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
Each Fund characterized all investments at Level 1, as of March 31, 2025. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for

70

Notes to Financial Statements (Unaudited) (Continued)
amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.
Foreign Securities
Certain Underlying Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

71

Notes to Financial Statements (Unaudited) (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadviser
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund.
With respect to the MM Target Allocation Funds, MML Advisers does not receive investment advisory fees in return for these services.
With respect to the MM Select T. Rowe Price Retirement Funds, in return for these services, MML Advisers receives all-inclusive investment advisory fees based on each share class of each Fund’s average daily net assets. The all-inclusive investment advisory fees are computed and accrued daily and payable monthly, and include investment management services and ordinary, recurring operating expenses, but do not cover interest; expenses related to borrowings, securities lending, leverage, taxes, and brokerage; short sale dividend and loan expense; acquired fund fees and expenses; payments pursuant to a Rule 12b-1 plan or similar plan; non-recurring or unusual expenses; and extraordinary legal and other expenses. The difference in all-inclusive investment advisory fees among the classes, if any, is a result of their separate arrangements for administrative and shareholder services. It is not the result of any difference in investment advisory or custodial fees or other expenses related to the management of an MM Select T. Rowe Price Retirement Fund’s assets, which do not vary by class.
The applicable all-inclusive fee rate for each class of an MM Select T. Rowe Price Retirement Fund with a specified target retirement year in its name (“Annual Fee Rate”) shall be determined on each June 1 by calculating the “Years to Target Date” by subtracting the calendar year in which such June 1 falls (e.g., 2030) from the target year in the name of the Fund (e.g., 2060); and (ii) identifying the Annual Fee Rate shown in the table below next to the Years to Target Date so determined. The applicable Annual Fee Rate determined as of any June 1 shall be in effect from, and including, that June 1 through, and including, the following May 31.

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
All Prior Years	0.614%	0.764%	0.764%	0.764%
31	0.613%	0.763%	0.763%	0.763%
30	0.613%	0.763%	0.763%	0.763%
29	0.613%	0.763%	0.763%	0.763%
28	0.613%	0.763%	0.763%	0.763%
27	0.613%	0.763%	0.763%	0.763%
26	0.613%	0.763%	0.763%	0.763%
25	0.610%	0.760%	0.760%	0.760%
24	0.608%	0.758%	0.758%	0.758%
23	0.605%	0.755%	0.755%	0.755%
22	0.603%	0.753%	0.753%	0.753%
21	0.599%	0.749%	0.749%	0.749%
20	0.595%	0.745%	0.745%	0.745%
19	0.591%	0.741%	0.741%	0.741%
18	0.586%	0.736%	0.736%	0.736%
17	0.582%	0.732%	0.732%	0.732%
16	0.578%	0.728%	0.728%	0.728%
15	0.573%	0.723%	0.723%	0.723%
14	0.567%	0.717%	0.717%	0.717%
13	0.562%	0.712%	0.712%	0.712%
12	0.556%	0.706%	0.706%	0.706%
11	0.551%	0.701%	0.701%	0.701%
10	0.544%	0.694%	0.694%	0.694%
9	0.537%	0.687%	0.687%	0.687%
8	0.531%	0.681%	0.681%	0.681%

72

Notes to Financial Statements (Unaudited) (Continued)

Years to Target Date	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
7	0.524%	0.674%	0.674%	0.674%
6	0.517%	0.667%	0.667%	0.667%
5	0.510%	0.660%	0.660%	0.660%
4	0.502%	0.652%	0.652%	0.652%
3	0.495%	0.645%	0.645%	0.645%
2	0.487%	0.637%	0.637%	0.637%
1	0.480%	0.630%	0.630%	0.630%
0	0.474%	0.624%	0.624%	0.624%
(1)	0.469%	0.619%	0.619%	0.619%
(2)	0.463%	0.613%	0.613%	0.613%
(3)	0.458%	0.608%	0.608%	0.608%
(4)	0.452%	0.602%	0.602%	0.602%
(5)	0.446%	0.596%	0.596%	0.596%
(6)	0.440%	0.590%	0.590%	0.590%
(7)	0.433%	0.583%	0.583%	0.583%
(8)	0.427%	0.577%	0.577%	0.577%
Thereafter	0.421%	0.571%	0.571%	0.571%

The all-inclusive fee rate for each class of the MM Select T. Rowe Price Retirement Balanced Fund is as shown below.

	Annual Fee Rate (%)
	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.396%	0.546%	0.546%	0.546%

MML Advisers has also entered into an investment subadvisory agreement with the unaffiliated investment subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), for each of the MM Select T. Rowe Price Retirement Funds.
MML Advisers pays a subadvisory fee to T. Rowe Price based upon the aggregate net assets under management which includes the average daily net assets of the specified Fund which it manages. The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
20/80 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A
40/60 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A
60/40 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A
80/20 Allocation Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A	N/A
MM Select T. Rowe Price Retirement Balanced Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2005 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

73

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2010 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2015 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2020 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2025 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2030 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2035 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2040 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2045 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2050 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2055 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2060 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%
MM Select T. Rowe Price Retirement 2065 Fund*	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.15%	0.15%	0.15%

*
Pursuant to the Fund’s investment advisory agreement, MML Advisers has agreed to pay all of the fees payable by the Fund under the Administrative and Shareholder Services Agreement. As a component of the all-inclusive investment advisory fees that it receives, MML Advisers receives administrative services fees from the Fund, which are equal to the fees payable under the Administrative and Shareholder Services Agreement.

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as a distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares, Class A shares, and Class M4 shares of each applicable Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares and Class M3 shares of each applicable Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Sales Charges
Unless waived, purchases of Class A shares are subject to a front-end sales charge of up to 5.50% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2025, no amounts have been retained by the Distributor.
Unless waived, redemptions of Class A shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2025, no amounts have been retained by the Distributor.
With respect to Class A shares, the Distributor may pay an up-front concession to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan

74

Notes to Financial Statements (Unaudited) (Continued)
expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement Balanced Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2005 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2010 Fund	0.34%	0.49%	0.74%	0.99%
MM Select T. Rowe Price Retirement 2020 Fund	0.37%	0.53%	0.78%	1.03%
MM Select T. Rowe Price Retirement 2035 Fund	0.42%	0.59%	0.84%	1.09%
MM Select T. Rowe Price Retirement 2040 Fund	0.43%	0.60%	0.85%	1.10%
MM Select T. Rowe Price Retirement 2045 Fund	0.44%	0.62%	0.87%	1.12%
MM Select T. Rowe Price Retirement 2050 Fund	0.45%	0.63%	0.88%	1.13%
MM Select T. Rowe Price Retirement 2055 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2060 Fund	0.46%	0.64%	0.89%	1.14%
MM Select T. Rowe Price Retirement 2065 Fund	0.46%	0.64%	0.89%	1.14%

Effective February 1, 2025, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2015 Fund	0.35%	0.50%	0.75%	1.00%
MM Select T. Rowe Price Retirement 2025 Fund	0.38%	0.54%	0.79%	1.04%
MM Select T. Rowe Price Retirement 2030 Fund	0.40%	0.57%	0.82%	1.07%

Prior to February 1, 2025, MML Advisers had agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class M5	Class M4	Class M3
MM Select T. Rowe Price Retirement 2015 Fund	0.36%	0.51%	0.76%	1.01%
MM Select T. Rowe Price Retirement 2025 Fund	0.39%	0.55%	0.80%	1.05%
MM Select T. Rowe Price Retirement 2030 Fund	0.41%	0.58%	0.83%	1.08%

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Deferred Compensation
Board of Trustees (“Trustees”) of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

75

Notes to Financial Statements (Unaudited) (Continued)
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2025:

Total % Ownership by Related Party
20/80 Allocation Fund	97.9%
40/60 Allocation Fund	97.3%
60/40 Allocation Fund	97.7%
80/20 Allocation Fund	91.9%
MM Select T. Rowe Price Retirement Balanced Fund	99.9%
MM Select T. Rowe Price Retirement 2005 Fund	97.6%
MM Select T. Rowe Price Retirement 2010 Fund	99.6%
MM Select T. Rowe Price Retirement 2015 Fund	96.3%
MM Select T. Rowe Price Retirement 2020 Fund	95.4%
MM Select T. Rowe Price Retirement 2025 Fund	97.7%
MM Select T. Rowe Price Retirement 2030 Fund	97.8%
MM Select T. Rowe Price Retirement 2035 Fund	97.6%
MM Select T. Rowe Price Retirement 2040 Fund	98.0%
MM Select T. Rowe Price Retirement 2045 Fund	98.6%
MM Select T. Rowe Price Retirement 2050 Fund	98.7%
MM Select T. Rowe Price Retirement 2055 Fund	98.4%
MM Select T. Rowe Price Retirement 2060 Fund	99.2%
MM Select T. Rowe Price Retirement 2065 Fund	99.4%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investments in Underlying Funds for the period ended March 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
20/80 Allocation Fund	$ —	$28,432,527	$ —	$31,917,024
40/60 Allocation Fund	—	47,259,468	—	41,140,871
60/40 Allocation Fund	—	53,257,644	—	46,735,543
80/20 Allocation Fund	—	56,543,366	—	46,628,239
MM Select T. Rowe Price Retirement Balanced Fund	—	34,245,969	—	51,024,372
MM Select T. Rowe Price Retirement 2005 Fund	—	2,345,924	—	12,553,147
MM Select T. Rowe Price Retirement 2010 Fund	—	13,699,730	—	44,830,067
MM Select T. Rowe Price Retirement 2015 Fund	—	13,906,173	—	74,914,425
MM Select T. Rowe Price Retirement 2020 Fund	—	47,683,129	—	274,703,376
MM Select T. Rowe Price Retirement 2025 Fund	—	61,433,969	—	286,636,515
MM Select T. Rowe Price Retirement 2030 Fund	—	173,886,951	—	813,616,107
MM Select T. Rowe Price Retirement 2035 Fund	—	127,785,635	—	463,184,705
MM Select T. Rowe Price Retirement 2040 Fund	—	197,825,391	—	766,720,940
MM Select T. Rowe Price Retirement 2045 Fund	—	114,588,605	—	401,116,194
MM Select T. Rowe Price Retirement 2050 Fund	—	165,061,632	—	657,216,266
MM Select T. Rowe Price Retirement 2055 Fund	—	75,900,807	—	273,933,123
MM Select T. Rowe Price Retirement 2060 Fund	—	71,437,059	—	222,297,575
MM Select T. Rowe Price Retirement 2065 Fund	—	3,273,024	—	2,265,350

76

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
20/80 Allocation Fund Class I
Sold	158,031	$1,420,717	532,460	$4,716,329
Issued as reinvestment of dividends	58,217	512,314	55,773	481,320
Redeemed	(241,956)	(2,179,969)	(549,282)	(4,865,955)
Net increase (decrease)	(25,708)	$(246,938)	38,951	$331,694
20/80 Allocation Fund Class R5
Sold	13,561	$122,431	47,563	$415,376
Issued as reinvestment of dividends	10,528	92,545	11,063	95,364
Redeemed	(7,986)	(72,365)	(76,829)	(667,660)
Net increase (decrease)	16,103	$142,611	(18,203)	$(156,920)
20/80 Allocation Fund Service Class
Sold	732,315	$6,604,059	2,042,459	$17,875,483
Issued as reinvestment of dividends	474,331	4,169,365	461,678	3,979,661
Redeemed	(1,729,698)	(15,553,280)	(1,601,872)	(14,074,432)
Net increase (decrease)	(523,052)	$(4,779,856)	902,265	$7,780,712
20/80 Allocation Fund Administrative Class
Sold	319,639	$2,899,883	279,565	$2,454,924
Issued as reinvestment of dividends	56,079	495,738	54,965	476,550
Redeemed	(330,492)	(2,995,053)	(835,718)	(7,368,951)
Net increase (decrease)	45,226	$400,568	(501,188)	$(4,437,477)
20/80 Allocation Fund Class R4
Sold	40,914	$377,833	339,571	$3,036,128
Issued as reinvestment of dividends	17,073	153,656	11,574	102,081
Redeemed	(67,677)	(617,916)	(152,178)	(1,354,511)
Net increase (decrease)	(9,690)	$(86,427)	198,967	$1,783,698
20/80 Allocation Fund Class A
Sold	89,610	$817,574	216,616	$1,919,195
Issued as reinvestment of dividends	35,582	317,035	38,769	338,449
Redeemed	(425,972)	(3,808,098)	(465,768)	(4,083,255)
Net increase (decrease)	(300,780)	$(2,673,489)	(210,383)	$(1,825,611)
20/80 Allocation Fund Class R3
Sold	45,462	$408,966	117,123	$1,015,274
Issued as reinvestment of dividends	12,506	109,049	12,174	104,089
Redeemed	(38,159)	(338,679)	(143,146)	(1,225,120)
Net increase (decrease)	19,809	$179,336	(13,849)	$(105,757)
20/80 Allocation Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

77

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
40/60 Allocation Fund Class I
Sold	345,148	$3,071,163	1,030,136	$8,978,624
Issued as reinvestment of dividends	172,996	1,511,984	168,323	1,418,960
Redeemed	(680,893)	(6,186,952)	(695,707)	(6,057,013)
Net increase (decrease)	(162,749)	$(1,603,805)	502,752	$4,340,571
40/60 Allocation Fund Class R5
Sold	32,770	$293,505	50,643	$439,604
Issued as reinvestment of dividends	30,501	266,887	30,625	258,784
Redeemed	(5,661)	(51,413)	(120,977)	(1,018,566)
Net increase (decrease)	57,610	$508,979	(39,709)	$(320,178)
40/60 Allocation Fund Service Class
Sold	504,027	$4,547,231	206,545	$1,833,620
Issued as reinvestment of dividends	62,723	553,216	71,060	604,718
Redeemed	(292,708)	(2,638,628)	(340,030)	(2,978,676)
Net increase (decrease)	274,042	$2,461,819	(62,425)	$(540,338)
40/60 Allocation Fund Administrative Class
Sold	132,872	$1,199,053	274,713	$2,446,626
Issued as reinvestment of dividends	104,218	920,243	132,151	1,124,608
Redeemed	(402,885)	(3,680,458)	(805,830)	(7,163,838)
Net increase (decrease)	(165,795)	$(1,561,162)	(398,966)	$(3,592,604)
40/60 Allocation Fund Class R4
Sold	411,467	$3,691,515	946,481	$8,136,721
Issued as reinvestment of dividends	225,130	1,960,885	206,234	1,734,427
Redeemed	(430,177)	(3,811,740)	(406,750)	(3,528,875)
Net increase (decrease)	206,420	$1,840,660	745,965	$6,342,273
40/60 Allocation Fund Class A
Sold	216,471	$1,985,656	422,846	$3,711,658
Issued as reinvestment of dividends	122,862	1,092,246	175,535	1,504,337
Redeemed	(716,062)	(6,564,460)	(1,784,284)	(15,587,376)
Net increase (decrease)	(376,729)	$(3,486,558)	(1,185,903)	$(10,371,381)
40/60 Allocation Fund Class R3
Sold	154,703	$1,395,831	420,173	$3,570,534
Issued as reinvestment of dividends	64,666	561,949	70,876	594,652
Redeemed	(163,010)	(1,453,990)	(561,889)	(4,838,473)
Net increase (decrease)	56,359	$503,790	(70,840)	$(673,287)
40/60 Allocation Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

78

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class I
Sold	297,566	$2,651,725	722,753	$6,308,944
Issued as reinvestment of dividends	241,573	2,079,947	169,671	1,409,968
Redeemed	(680,690)	(6,043,402)	(905,567)	(7,847,320)
Net increase (decrease)	(141,551)	$(1,311,730)	(13,143)	$(128,408)
60/40 Allocation Fund Class R5
Sold	33,588	$299,826	59,530	$516,955
Issued as reinvestment of dividends	71,516	617,187	47,153	392,313
Redeemed	(32,088)	(282,812)	(125,430)	(1,067,194)
Net increase (decrease)	73,016	$634,201	(18,747)	$(157,926)
60/40 Allocation Fund Service Class
Sold	184,493	$1,649,393	780,647	$6,705,312
Issued as reinvestment of dividends	183,523	1,594,815	122,748	1,027,398
Redeemed	(396,576)	(3,577,820)	(740,089)	(6,537,487)
Net increase (decrease)	(28,560)	$(333,612)	163,306	$1,195,223
60/40 Allocation Fund Administrative Class
Sold	248,055	$2,242,005	444,372	$3,864,715
Issued as reinvestment of dividends	253,445	2,204,968	205,858	1,727,148
Redeemed	(606,880)	(5,377,109)	(1,509,258)	(13,265,713)
Net increase (decrease)	(105,380)	$(930,136)	(859,028)	$(7,673,850)
60/40 Allocation Fund Class R4
Sold	110,011	$994,940	362,746	$3,182,662
Issued as reinvestment of dividends	77,717	668,363	42,684	354,273
Redeemed	(153,388)	(1,368,474)	(241,278)	(2,068,199)
Net increase (decrease)	34,340	$294,829	164,152	$1,468,736
60/40 Allocation Fund Class A
Sold	201,715	$1,828,073	432,495	$3,744,148
Issued as reinvestment of dividends	203,785	1,789,234	173,350	1,464,806
Redeemed	(456,144)	(4,199,800)	(2,050,751)	(17,913,761)
Net increase (decrease)	(50,644)	$(582,493)	(1,444,906)	$(12,704,807)
60/40 Allocation Fund Class R3
Sold	43,638	$386,568	214,092	$1,821,087
Issued as reinvestment of dividends	88,571	759,052	50,684	419,156
Redeemed	(43,264)	(391,269)	(134,826)	(1,128,815)
Net increase (decrease)	88,945	$754,351	129,950	$1,111,428
60/40 Allocation Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

79

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
80/20 Allocation Fund Class I
Sold	303,670	$3,061,766	697,488	$6,802,543
Issued as reinvestment of dividends	317,489	3,105,039	170,963	1,601,923
Redeemed	(462,121)	(4,754,626)	(1,085,283)	(10,672,512)
Net increase (decrease)	159,038	$1,412,179	(216,832)	$(2,268,046)
80/20 Allocation Fund Class R5
Sold	29,711	$308,392	128,441	$1,307,609
Issued as reinvestment of dividends	35,442	347,687	13,218	124,245
Redeemed	(22,051)	(234,908)	(109,462)	(999,474)
Net increase (decrease)	43,102	$421,171	32,197	$432,380
80/20 Allocation Fund Service Class
Sold	417,414	$4,436,726	449,028	$4,453,047
Issued as reinvestment of dividends	143,904	1,414,575	68,322	642,909
Redeemed	(456,216)	(4,854,490)	(544,452)	(5,346,449)
Net increase (decrease)	105,102	$996,811	(27,102)	$(250,493)
80/20 Allocation Fund Administrative Class
Sold	78,425	$822,741	192,587	$1,902,298
Issued as reinvestment of dividends	128,515	1,265,873	72,259	680,679
Redeemed	(249,977)	(2,513,458)	(642,179)	(6,357,972)
Net increase (decrease)	(43,037)	$(424,844)	(377,333)	$(3,774,995)
80/20 Allocation Fund Class R4
Sold	102,711	$1,057,633	199,536	$1,939,251
Issued as reinvestment of dividends	120,290	1,159,598	56,098	518,348
Redeemed	(148,038)	(1,492,421)	(268,273)	(2,569,301)
Net increase (decrease)	74,963	$724,810	(12,639)	$(111,702)
80/20 Allocation Fund Class A
Sold	95,180	$971,090	220,864	$2,162,616
Issued as reinvestment of dividends	130,219	1,283,962	81,632	769,792
Redeemed	(262,420)	(2,727,036)	(854,223)	(8,526,785)
Net increase (decrease)	(37,021)	$(471,984)	(551,727)	$(5,594,377)
80/20 Allocation Fund Class R3
Sold	63,138	$643,176	142,742	$1,341,078
Issued as reinvestment of dividends	112,320	1,076,023	57,106	524,803
Redeemed	(286,014)	(2,823,696)	(401,828)	(3,836,136)
Net increase (decrease)	(110,556)	$(1,104,497)	(201,980)	$(1,970,255)
80/20 Allocation Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

80

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement Balanced Fund Class I
Sold	340,590	$4,958,431	2,463,693	$34,000,917
Issued as reinvestment of dividends	143,987	2,027,337	102,005	1,372,982
Redeemed	(1,409,510)	(20,130,744)	(1,016,894)	(14,337,198)
Net increase (decrease)	(924,933)	$(13,144,976)	1,548,804	$21,036,701
MM Select T. Rowe Price Retirement Balanced Fund Class M5
Sold	572,405	$8,341,503	1,215,574	$16,901,565
Issued as reinvestment of dividends	423,850	5,988,995	563,984	7,608,149
Redeemed	(953,940)	(13,740,318)	(1,834,203)	(25,591,737)
Net increase (decrease)	42,315	$590,180	(54,645)	$(1,082,023)
MM Select T. Rowe Price Retirement Balanced Fund Class M4
Sold	121,036	$1,776,196	522,547	$7,399,936
Issued as reinvestment of dividends	30,800	436,741	30,005	406,563
Redeemed	(848,973)	(12,169,941)	(357,372)	(5,036,139)
Net increase (decrease)	(697,137)	$(9,957,004)	195,180	$2,770,360
MM Select T. Rowe Price Retirement Balanced Fund Class M3
Sold	61,776	$885,632	81,958	$1,143,276
Issued as reinvestment of dividends	5,859	83,310	11,294	153,151
Redeemed	(248,782)	(3,581,765)	(128,661)	(1,812,969)
Net increase (decrease)	(181,147)	$(2,612,823)	(35,409)	$(516,542)
MM Select T. Rowe Price Retirement 2005 Fund Class I
Sold	34,489	$474,724	360,275	$4,789,317
Issued as reinvestment of dividends	27,082	363,438	16,578	212,856
Redeemed	(313,420)	(4,261,967)	(451,289)	(5,979,911)
Net increase (decrease)	(251,849)	$(3,423,805)	(74,436)	$(977,738)
MM Select T. Rowe Price Retirement 2005 Fund Class M5
Sold	11,413	$160,935	42,466	$559,788
Issued as reinvestment of dividends	7,594	102,216	13,774	176,310
Redeemed	(374,769)	(5,205,705)	(134,171)	(1,781,063)
Net increase (decrease)	(355,762)	$(4,942,554)	(77,931)	$(1,044,965)
MM Select T. Rowe Price Retirement 2005 Fund Class M4
Sold	3,643	$51,419	78,621	$1,034,015
Issued as reinvestment of dividends	5,996	80,643	3,321	42,708
Redeemed	(159,956)	(2,178,470)	(59,719)	(810,520)
Net increase (decrease)	(150,317)	$(2,046,408)	22,223	$266,203

81

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2005 Fund Class M3
Sold	3,163	$44,190	10,982	$145,293
Issued as reinvestment of dividends	306	4,163	2,741	34,998
Redeemed	(23,513)	(325,757)	(108,191)	(1,464,045)
Net increase (decrease)	(20,044)	$(277,404)	(94,468)	$(1,283,754)
MM Select T. Rowe Price Retirement 2010 Fund Class I
Sold	203,584	$2,948,422	647,046	$8,872,343
Issued as reinvestment of dividends	178,864	2,500,521	161,836	2,147,567
Redeemed	(1,821,825)	(25,766,812)	(1,383,580)	(19,244,134)
Net increase (decrease)	(1,439,377)	$(20,317,869)	(574,698)	$(8,224,224)
MM Select T. Rowe Price Retirement 2010 Fund Class M5
Sold	36,384	$524,284	74,437	$1,022,739
Issued as reinvestment of dividends	37,519	525,260	47,842	635,347
Redeemed	(469,556)	(6,669,557)	(650,748)	(9,039,652)
Net increase (decrease)	(395,653)	$(5,620,013)	(528,469)	$(7,381,566)
MM Select T. Rowe Price Retirement 2010 Fund Class M4
Sold	42,646	$635,459	222,734	$3,069,240
Issued as reinvestment of dividends	11,766	166,018	18,218	243,210
Redeemed	(411,679)	(5,897,023)	(580,170)	(8,059,221)
Net increase (decrease)	(357,267)	$(5,095,546)	(339,218)	$(4,746,771)
MM Select T. Rowe Price Retirement 2010 Fund Class M3
Sold	12,017	$175,506	48,744	$680,868
Issued as reinvestment of dividends	11,402	160,651	9,875	131,936
Redeemed	(287,909)	(4,101,678)	(126,548)	(1,781,378)
Net increase (decrease)	(264,490)	$(3,765,521)	(67,929)	$(968,574)
MM Select T. Rowe Price Retirement 2015 Fund Class I
Sold	131,882	$1,928,382	921,882	$12,902,674
Issued as reinvestment of dividends	140,169	2,005,815	200,613	2,716,297
Redeemed	(2,031,211)	(29,506,584)	(2,184,903)	(31,011,435)
Net increase (decrease)	(1,759,160)	$(25,572,387)	(1,062,408)	$(15,392,464)
MM Select T. Rowe Price Retirement 2015 Fund Class M5
Sold	32,535	$482,956	133,711	$1,867,642
Issued as reinvestment of dividends	88,863	1,270,741	117,143	1,584,945
Redeemed	(2,531,876)	(36,256,530)	(478,462)	(6,740,851)
Net increase (decrease)	(2,410,478)	$(34,502,833)	(227,608)	$(3,288,264)

82

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2015 Fund Class M4
Sold	51,021	$771,211	79,597	$1,121,882
Issued as reinvestment of dividends	13,538	195,080	16,685	227,423
Redeemed	(317,085)	(4,626,991)	(164,088)	(2,375,785)
Net increase (decrease)	(252,526)	$(3,660,700)	(67,806)	$(1,026,480)
MM Select T. Rowe Price Retirement 2015 Fund Class M3
Sold	11,424	$172,238	22,634	$321,289
Issued as reinvestment of dividends	2,772	40,548	4,296	59,323
Redeemed	(102,543)	(1,522,616)	(53,787)	(766,434)
Net increase (decrease)	(88,347)	$(1,309,830)	(26,857)	$(385,822)
MM Select T. Rowe Price Retirement 2020 Fund Class I
Sold	428,295	$6,195,591	3,757,110	$51,211,414
Issued as reinvestment of dividends	524,580	7,349,370	1,002,517	13,243,245
Redeemed	(8,708,146)	(123,620,326)	(12,102,104)	(168,030,535)
Net increase (decrease)	(7,755,271)	$(110,075,365)	(7,342,477)	$(103,575,876)
MM Select T. Rowe Price Retirement 2020 Fund Class M5
Sold	144,896	$2,093,082	795,020	$10,855,620
Issued as reinvestment of dividends	207,453	2,910,559	493,011	6,517,608
Redeemed	(5,087,898)	(72,597,019)	(5,169,529)	(72,134,497)
Net increase (decrease)	(4,735,549)	$(67,593,378)	(3,881,498)	$(54,761,269)
MM Select T. Rowe Price Retirement 2020 Fund Class M4
Sold	88,608	$1,300,269	489,257	$6,720,395
Issued as reinvestment of dividends	124,045	1,745,318	223,515	2,963,813
Redeemed	(3,440,587)	(49,014,026)	(2,031,146)	(28,379,487)
Net increase (decrease)	(3,227,934)	$(45,968,439)	(1,318,374)	$(18,695,279)
MM Select T. Rowe Price Retirement 2020 Fund Class M3
Sold	51,705	$753,322	224,320	$3,111,927
Issued as reinvestment of dividends	44,549	629,917	83,831	1,115,795
Redeemed	(1,441,826)	(20,718,970)	(1,104,716)	(15,045,012)
Net increase (decrease)	(1,345,572)	$(19,335,731)	(796,565)	$(10,817,290)
MM Select T. Rowe Price Retirement 2025 Fund Class I
Sold	896,146	$13,534,999	5,004,102	$71,009,529
Issued as reinvestment of dividends	682,421	9,983,816	1,807,579	24,745,753
Redeemed	(11,463,057)	(169,932,017)	(15,588,339)	(225,778,696)
Net increase (decrease)	(9,884,490)	$(146,413,202)	(8,776,658)	$(130,023,414)

83

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2025 Fund Class M5
Sold	247,129	$3,718,270	532,699	$7,658,436
Issued as reinvestment of dividends	138,655	2,029,913	340,669	4,670,576
Redeemed	(3,202,007)	(47,148,799)	(2,334,037)	(33,189,507)
Net increase (decrease)	(2,816,223)	$(41,400,616)	(1,460,669)	$(20,860,495)
MM Select T. Rowe Price Retirement 2025 Fund Class M4
Sold	152,137	$2,291,237	560,491	$8,026,782
Issued as reinvestment of dividends	88,499	1,300,048	213,961	2,939,825
Redeemed	(2,491,243)	(37,083,970)	(1,701,536)	(24,487,990)
Net increase (decrease)	(2,250,607)	$(33,492,685)	(927,084)	$(13,521,383)
MM Select T. Rowe Price Retirement 2025 Fund Class M3
Sold	63,949	$972,104	439,509	$6,327,105
Issued as reinvestment of dividends	49,150	722,017	110,633	1,520,103
Redeemed	(1,792,799)	(26,759,781)	(713,421)	(10,259,545)
Net increase (decrease)	(1,679,700)	$(25,065,660)	(163,279)	$(2,412,337)
MM Select T. Rowe Price Retirement 2030 Fund Class I
Sold	2,003,382	$31,688,218	10,779,097	$158,786,600
Issued as reinvestment of dividends	1,434,457	21,803,754	4,195,757	59,160,176
Redeemed	(24,667,492)	(379,500,655)	(29,686,773)	(447,174,431)
Net increase (decrease)	(21,229,653)	$(326,008,683)	(14,711,919)	$(229,227,655)
MM Select T. Rowe Price Retirement 2030 Fund Class M5
Sold	646,811	$10,228,765	2,271,008	$33,680,390
Issued as reinvestment of dividends	578,854	8,810,152	2,070,937	29,220,918
Redeemed	(13,676,967)	(211,571,702)	(11,645,100)	(176,952,086)
Net increase (decrease)	(12,451,302)	$(192,532,785)	(7,303,155)	$(114,050,778)
MM Select T. Rowe Price Retirement 2030 Fund Class M4
Sold	534,079	$8,485,687	1,751,608	$26,029,947
Issued as reinvestment of dividends	322,314	4,912,064	885,352	12,518,883
Redeemed	(9,109,693)	(140,876,656)	(4,416,965)	(67,172,440)
Net increase (decrease)	(8,253,300)	$(127,478,905)	(1,780,005)	$(28,623,610)
MM Select T. Rowe Price Retirement 2030 Fund Class M3
Sold	267,469	$4,237,771	1,032,012	$15,403,217
Issued as reinvestment of dividends	167,290	2,552,850	391,817	5,548,128
Redeemed	(4,511,642)	(69,793,135)	(1,519,133)	(22,800,193)
Net increase (decrease)	(4,076,883)	$(63,002,514)	(95,304)	$(1,848,848)

84

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2035 Fund Class I
Sold	1,884,681	$31,633,240	7,771,242	$121,669,456
Issued as reinvestment of dividends	1,529,030	24,372,734	2,981,541	44,424,961
Redeemed	(16,669,200)	(269,080,167)	(18,725,842)	(301,192,127)
Net increase (decrease)	(13,255,489)	$(213,074,193)	(7,973,059)	$(135,097,710)
MM Select T. Rowe Price Retirement 2035 Fund Class M5
Sold	289,398	$4,876,068	839,578	$13,340,167
Issued as reinvestment of dividends	363,750	5,794,538	627,863	9,355,164
Redeemed	(5,256,482)	(84,058,487)	(2,135,621)	(33,829,686)
Net increase (decrease)	(4,603,334)	$(73,387,881)	(668,180)	$(11,134,355)
MM Select T. Rowe Price Retirement 2035 Fund Class M4
Sold	325,436	$5,434,415	1,111,464	$17,579,124
Issued as reinvestment of dividends	211,679	3,380,513	438,111	6,532,231
Redeemed	(3,780,551)	(61,515,518)	(2,486,955)	(40,555,693)
Net increase (decrease)	(3,243,436)	$(52,700,590)	(937,380)	$(16,444,338)
MM Select T. Rowe Price Retirement 2035 Fund Class M3
Sold	338,030	$5,694,607	636,770	$10,049,927
Issued as reinvestment of dividends	140,503	2,241,016	204,384	3,051,449
Redeemed	(2,915,443)	(47,347,754)	(743,706)	(11,770,403)
Net increase (decrease)	(2,436,910)	$(39,412,131)	97,448	$1,330,973
MM Select T. Rowe Price Retirement 2040 Fund Class I
Sold	1,759,380	$29,639,082	9,833,398	$157,122,949
Issued as reinvestment of dividends	3,942,769	60,718,643	3,801,735	57,634,296
Redeemed	(22,738,750)	(356,424,256)	(27,747,565)	(456,944,012)
Net increase (decrease)	(17,036,601)	$(266,066,531)	(14,112,432)	$(242,186,767)
MM Select T. Rowe Price Retirement 2040 Fund Class M5
Sold	689,373	$11,707,423	2,289,671	$36,818,074
Issued as reinvestment of dividends	1,807,457	27,907,141	1,841,482	27,953,692
Redeemed	(13,656,490)	(217,415,220)	(10,007,224)	(168,052,365)
Net increase (decrease)	(11,159,660)	$(177,800,656)	(5,876,071)	$(103,280,599)
MM Select T. Rowe Price Retirement 2040 Fund Class M4
Sold	427,345	$7,324,170	1,405,069	$22,577,725
Issued as reinvestment of dividends	929,505	14,351,550	747,700	11,357,560
Redeemed	(7,638,101)	(120,455,169)	(3,895,151)	(64,646,255)
Net increase (decrease)	(6,281,251)	$(98,779,449)	(1,742,382)	$(30,710,970)

85

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2040 Fund Class M3
Sold	239,487	$4,028,629	764,689	$12,433,154
Issued as reinvestment of dividends	463,635	7,163,160	320,087	4,868,521
Redeemed	(3,815,816)	(60,295,184)	(1,490,932)	(24,032,877)
Net increase (decrease)	(3,112,694)	$(49,103,395)	(406,156)	$(6,731,202)
MM Select T. Rowe Price Retirement 2045 Fund Class I
Sold	1,406,399	$24,937,105	6,825,382	$113,235,745
Issued as reinvestment of dividends	2,006,984	33,235,658	2,524,601	39,636,229
Redeemed	(14,969,821)	(251,383,235)	(15,897,431)	(272,565,789)
Net increase (decrease)	(11,556,438)	$(193,210,472)	(6,547,448)	$(119,693,815)
MM Select T. Rowe Price Retirement 2045 Fund Class M5
Sold	302,418	$5,430,196	708,494	$11,937,271
Issued as reinvestment of dividends	377,580	6,256,498	383,908	6,038,865
Redeemed	(3,714,768)	(62,358,265)	(1,222,209)	(20,642,557)
Net increase (decrease)	(3,034,770)	$(50,671,571)	(129,807)	$(2,666,421)
MM Select T. Rowe Price Retirement 2045 Fund Class M4
Sold	224,572	$4,034,761	838,065	$14,036,529
Issued as reinvestment of dividends	272,188	4,518,325	303,715	4,780,474
Redeemed	(2,923,459)	(49,882,201)	(1,490,590)	(25,468,875)
Net increase (decrease)	(2,426,699)	$(41,329,115)	(348,810)	$(6,651,872)
MM Select T. Rowe Price Retirement 2045 Fund Class M3
Sold	131,209	$2,349,023	590,869	$9,947,941
Issued as reinvestment of dividends	164,051	2,721,612	156,912	2,471,367
Redeemed	(2,252,191)	(38,330,129)	(608,464)	(10,251,255)
Net increase (decrease)	(1,956,931)	$(33,259,494)	139,317	$2,168,053
MM Select T. Rowe Price Retirement 2050 Fund Class I
Sold	1,554,146	$27,432,199	8,609,410	$143,221,079
Issued as reinvestment of dividends	3,004,075	48,605,933	2,599,486	40,993,891
Redeemed	(18,336,574)	(301,653,245)	(18,276,764)	(315,044,917)
Net increase (decrease)	(13,778,353)	$(225,615,113)	(7,067,868)	$(130,829,947)
MM Select T. Rowe Price Retirement 2050 Fund Class M5
Sold	659,437	$11,535,164	2,286,174	$38,381,888
Issued as reinvestment of dividends	1,541,790	24,976,994	1,397,950	22,059,647
Redeemed	(13,435,510)	(224,674,852)	(6,274,196)	(110,019,562)
Net increase (decrease)	(11,234,283)	$(188,162,694)	(2,590,072)	$(49,578,027)

86

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2050 Fund Class M4
Sold	358,445	$6,458,736	1,423,293	$23,929,330
Issued as reinvestment of dividends	594,900	9,661,176	457,492	7,237,528
Redeemed	(4,971,908)	(82,534,885)	(2,574,660)	(44,763,022)
Net increase (decrease)	(4,018,563)	$(66,414,973)	(693,875)	$(13,596,164)
MM Select T. Rowe Price Retirement 2050 Fund Class M3
Sold	247,602	$4,396,031	747,811	$12,663,890
Issued as reinvestment of dividends	385,714	6,237,002	233,557	3,687,869
Redeemed	(3,054,364)	(50,475,996)	(1,052,153)	(17,733,619)
Net increase (decrease)	(2,421,048)	$(39,842,963)	(70,785)	$(1,381,860)
MM Select T. Rowe Price Retirement 2055 Fund Class I
Sold	1,192,582	$21,851,869	6,036,808	$102,539,327
Issued as reinvestment of dividends	1,354,461	22,931,031	1,663,072	26,725,562
Redeemed	(11,106,303)	(190,520,429)	(12,897,312)	(227,049,553)
Net increase (decrease)	(8,559,260)	$(145,737,529)	(5,197,432)	$(97,784,664)
MM Select T. Rowe Price Retirement 2055 Fund Class M5
Sold	190,991	$3,505,593	512,291	$8,836,075
Issued as reinvestment of dividends	194,616	3,302,630	177,111	2,856,806
Redeemed	(1,839,648)	(31,655,289)	(711,219)	(12,105,594)
Net increase (decrease)	(1,454,041)	$(24,847,066)	(21,817)	$(412,713)
MM Select T. Rowe Price Retirement 2055 Fund Class M4
Sold	162,117	$2,963,556	598,064	$10,299,411
Issued as reinvestment of dividends	180,310	3,056,247	177,767	2,862,055
Redeemed	(1,814,696)	(31,425,473)	(948,018)	(16,700,245)
Net increase (decrease)	(1,472,269)	$(25,405,670)	(172,187)	$(3,538,779)
MM Select T. Rowe Price Retirement 2055 Fund Class M3
Sold	143,563	$2,607,525	498,413	$8,582,209
Issued as reinvestment of dividends	125,080	2,113,857	97,466	1,566,278
Redeemed	(1,579,569)	(27,315,757)	(550,928)	(9,508,737)
Net increase (decrease)	(1,310,926)	$(22,594,375)	44,951	$639,750
MM Select T. Rowe Price Retirement 2060 Fund Class I
Sold	1,335,050	$25,695,222	5,393,125	$95,349,851
Issued as reinvestment of dividends	501,911	9,184,968	614,423	10,236,293
Redeemed	(7,318,964)	(135,663,558)	(5,105,616)	(92,736,123)
Net increase (decrease)	(5,482,003)	$(100,783,368)	901,932	$12,850,021

87

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Retirement 2060 Fund Class M5
Sold	462,887	$8,873,172	1,484,343	$26,331,071
Issued as reinvestment of dividends	168,570	3,078,079	239,529	3,980,975
Redeemed	(3,116,189)	(58,041,118)	(1,486,097)	(27,290,008)
Net increase (decrease)	(2,484,732)	$(46,089,867)	237,775	$3,022,038
MM Select T. Rowe Price Retirement 2060 Fund Class M4
Sold	190,849	$3,652,757	759,412	$13,511,743
Issued as reinvestment of dividends	78,206	1,425,686	98,126	1,628,892
Redeemed	(1,483,547)	(27,628,669)	(755,126)	(13,734,660)
Net increase (decrease)	(1,214,492)	$(22,550,226)	102,412	$1,405,975
MM Select T. Rowe Price Retirement 2060 Fund Class M3
Sold	100,097	$1,893,263	267,247	$4,717,124
Issued as reinvestment of dividends	34,407	625,858	40,260	667,506
Redeemed	(622,355)	(11,538,025)	(265,525)	(4,746,231)
Net increase (decrease)	(487,851)	$(9,018,904)	41,982	$638,399
MM Select T. Rowe Price Retirement 2065 Fund Class I
Sold	164,376	$1,999,778	245,894	$2,789,856
Issued as reinvestment of dividends	20,780	232,731	400	4,309
Redeemed	(44,768)	(515,470)	(170,376)	(2,083,135)
Net increase (decrease)	140,388	$1,717,039	75,918	$711,030
MM Select T. Rowe Price Retirement 2065 Fund Class M5
Sold	12,267	$146,502	47,178	$523,501
Issued as reinvestment of dividends	4,527	50,702	6	62
Redeemed	(4,901)	(58,703)	(10,111)	(119,076)
Net increase (decrease)	11,893	$138,501	37,073	$404,487
MM Select T. Rowe Price Retirement 2065 Fund Class M4
Sold	24,526	$300,425	104,492	$1,155,132
Issued as reinvestment of dividends	13,106	145,344	1,239	13,273
Redeemed	(134,645)	(1,539,869)	(6,203)	(72,472)
Net increase (decrease)	(97,013)	$(1,094,100)	99,528	$1,095,933
MM Select T. Rowe Price Retirement 2065 Fund Class M3
Sold	154	$1,889	47	$573
Issued as reinvestment of dividends	11	125	—	—
Redeemed	(212)	(2,441)	—	—
Net increase (decrease)	(47)	$(427)	47	$573

88

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
20/80 Allocation Fund	$182,714,927	$1,312,137	$(9,302,382)	$(7,990,245)
40/60 Allocation Fund	182,849,606	2,570,682	(10,575,576)	(8,004,894)
60/40 Allocation Fund	153,542,058	3,497,983	(6,614,176)	(3,116,193)
80/20 Allocation Fund	118,119,838	4,062,292	(4,742,000)	(679,708)
MM Select T. Rowe Price Retirement Balanced Fund	193,173,737	2,808,926	(6,226,374)	(3,417,448)
MM Select T. Rowe Price Retirement 2005 Fund	5,827,741	36,839	(166,573)	(129,734)
MM Select T. Rowe Price Retirement 2010 Fund	50,660,198	1,040,378	(1,195,753)	(155,375)
MM Select T. Rowe Price Retirement 2015 Fund	30,409,605	468,577	(851,329)	(382,752)
MM Select T. Rowe Price Retirement 2020 Fund	105,817,977	2,009,202	(2,983,163)	(973,961)
MM Select T. Rowe Price Retirement 2025 Fund	152,686,650	3,031,348	(5,179,448)	(2,148,100)
MM Select T. Rowe Price Retirement 2030 Fund	327,594,182	3,478,277	(13,334,235)	(9,855,958)
MM Select T. Rowe Price Retirement 2035 Fund	242,682,315	2,047,357	(12,753,671)	(10,706,314)
MM Select T. Rowe Price Retirement 2040 Fund	336,468,567	2,583,800	(19,521,091)	(16,937,291)
MM Select T. Rowe Price Retirement 2045 Fund	201,277,180	1,025,875	(12,767,664)	(11,741,789)
MM Select T. Rowe Price Retirement 2050 Fund	235,087,396	646,903	(14,221,793)	(13,574,890)
MM Select T. Rowe Price Retirement 2055 Fund	110,964,950	84,916	(7,282,867)	(7,197,951)
MM Select T. Rowe Price Retirement 2060 Fund	99,226,444	406	(7,157,890)	(7,157,484)
MM Select T. Rowe Price Retirement 2065 Fund	4,765,905	21	(431,267)	(431,246)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
20/80 Allocation Fund	$(18,692)	$—
MM Select T. Rowe Price Retirement Balanced Fund	—	(9,060,061)
MM Select T. Rowe Price Retirement 2005 Fund	—	(1,999,351)
MM Select T. Rowe Price Retirement 2010 Fund	—	(5,747,770)
MM Select T. Rowe Price Retirement 2015 Fund	—	(5,769,068)
MM Select T. Rowe Price Retirement 2020 Fund	—	(25,324,007)
MM Select T. Rowe Price Retirement 2025 Fund	—	(24,939,861)

89

Notes to Financial Statements (Unaudited) (Continued)
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
MM Select T. Rowe Price Retirement 2040 Fund	$2,355,107
MM Select T. Rowe Price Retirement 2045 Fund	1,920,581
MM Select T. Rowe Price Retirement 2050 Fund	3,537,397
MM Select T. Rowe Price Retirement 2055 Fund	1,536,779
MM Select T. Rowe Price Retirement 2060 Fund	1,112,758
MM Select T. Rowe Price Retirement 2065 Fund	17,759

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
20/80 Allocation Fund	$5,580,950	$—
40/60 Allocation Fund	4,248,812	2,996,175
60/40 Allocation Fund	3,194,934	3,604,825
80/20 Allocation Fund	1,481,128	3,386,001
MM Select T. Rowe Price Retirement Balanced Fund	4,952,115	4,588,730
MM Select T. Rowe Price Retirement 2005 Fund	468,881	—
MM Select T. Rowe Price Retirement 2010 Fund	2,379,596	778,464
MM Select T. Rowe Price Retirement 2015 Fund	2,687,293	1,900,695
MM Select T. Rowe Price Retirement 2020 Fund	10,313,071	13,527,390
MM Select T. Rowe Price Retirement 2025 Fund	11,231,421	22,644,836
MM Select T. Rowe Price Retirement 2030 Fund	26,916,887	79,531,218
MM Select T. Rowe Price Retirement 2035 Fund	13,700,789	49,663,016
MM Select T. Rowe Price Retirement 2040 Fund	21,272,009	80,542,060
MM Select T. Rowe Price Retirement 2045 Fund	9,848,129	43,078,806
MM Select T. Rowe Price Retirement 2050 Fund	14,317,500	59,661,435
MM Select T. Rowe Price Retirement 2055 Fund	6,577,047	27,433,654
MM Select T. Rowe Price Retirement 2060 Fund	3,850,725	12,662,941
MM Select T. Rowe Price Retirement 2065 Fund	36,273	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
20/80 Allocation Fund	$14,383
40/60 Allocation Fund	28,973
60/40 Allocation Fund	38,938
80/20 Allocation Fund	39,545
MM Select T. Rowe Price Retirement Balanced Fund	49,834
MM Select T. Rowe Price Retirement 2005 Fund	4,963
MM Select T. Rowe Price Retirement 2010 Fund	30,023
MM Select T. Rowe Price Retirement 2015 Fund	34,502
MM Select T. Rowe Price Retirement 2020 Fund	167,826

90

Notes to Financial Statements (Unaudited) (Continued)

Amount
MM Select T. Rowe Price Retirement 2025 Fund	$200,519
MM Select T. Rowe Price Retirement 2030 Fund	639,470
MM Select T. Rowe Price Retirement 2035 Fund	425,876
MM Select T. Rowe Price Retirement 2040 Fund	818,540
MM Select T. Rowe Price Retirement 2045 Fund	420,375
MM Select T. Rowe Price Retirement 2050 Fund	640,783
MM Select T. Rowe Price Retirement 2055 Fund	290,686
MM Select T. Rowe Price Retirement 2060 Fund	169,611
MM Select T. Rowe Price Retirement 2065 Fund	1,324

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
20/80 Allocation Fund	$4,195,907	$(18,692)	$(15,866)	$(14,321,767)	$(10,160,418)
40/60 Allocation Fund	3,569,100	1,612,125	(27,225)	(11,196,755)	(6,042,755)
60/40 Allocation Fund	2,212,785	5,675,568	(21,957)	(5,948,247)	1,918,149
80/20 Allocation Fund	1,413,913	6,733,827	(7,504)	(856,470)	7,283,766
MM Select T. Rowe Price Retirement Balanced Fund	1,666,788	(9,060,061)	—	6,634,536	(758,737)
MM Select T. Rowe Price Retirement 2005 Fund	115,185	(1,999,351)	—	268,039	(1,616,127)
MM Select T. Rowe Price Retirement 2010 Fund	882,342	(5,747,770)	—	2,265,074	(2,600,354)
MM Select T. Rowe Price Retirement 2015 Fund	980,763	(5,769,068)	—	3,312,758	(1,475,547)
MM Select T. Rowe Price Retirement 2020 Fund	4,061,755	(25,324,007)	—	16,837,953	(4,424,299)
MM Select T. Rowe Price Retirement 2025 Fund	2,907,606	(24,939,861)	—	21,684,055	(348,200)
MM Select T. Rowe Price Retirement 2030 Fund	4,027,119	721,023	—	85,382,145	90,130,287
MM Select T. Rowe Price Retirement 2035 Fund	477,572	13,783,412	—	61,071,216	75,332,200
MM Select T. Rowe Price Retirement 2040 Fund	1,252,641	76,138,303	—	110,248,399	187,639,343
MM Select T. Rowe Price Retirement 2045 Fund	804,464	27,645,148	—	66,668,489	95,118,101
MM Select T. Rowe Price Retirement 2050 Fund	1,620,454	61,024,585	—	100,755,653	163,400,692
MM Select T. Rowe Price Retirement 2055 Fund	873,698	18,630,872	—	46,889,373	66,393,943
MM Select T. Rowe Price Retirement 2060 Fund	836,230	3,916,557	—	41,048,033	45,800,820
MM Select T. Rowe Price Retirement 2065 Fund	177,449	190,786	—	435,357	803,592

The Funds did not have any unrecognized tax benefits at March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

91

Notes to Financial Statements (Unaudited) (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2025, was as follows:

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
20/80 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$4,576,336	$276,567	$(1,096,813)	$134,788	$(256,970)	$3,633,908	170,207	$—	$77,032
MassMutual Core Bond Fund, Class I	68,901,021	4,815,453	(8,345,840)	664,746	(2,112,136)	63,923,244	7,016,821	1,566,444	—
MassMutual Diversified Value Fund, Class I	4,456,747	544,895	(669,723)	(197,370)	(62,864)	4,071,685	413,789	27,913	356,945
MassMutual Equity Opportunities Fund, Class I	5,285,718	702,662	(471,229)	(720,857)	(52,581)	4,743,713	282,196	59,935	520,237
MassMutual Global Floating Rate Fund, Class I	219,259	8,850	—	(4,109)	—	224,000	25,986	8,874	—
MassMutual High Yield Fund, Class I	537,121	31,519	(47,610)	(13,239)	905	508,696	63,826	19,326	—
MassMutual Inflation-Protected and Income Fund, Class I	753,894	31,760	(68,013)	5,976	(10,748)	712,869	75,197	14,086	—
MassMutual International Equity Fund, Class I	1,495,966	241,871	(258,899)	(167,214)	679	1,312,403	158,121	23,345	45,000
MassMutual Mid Cap Growth Fund, Class I	1,089,367	167,412	(106,104)	(232,314)	12,980	931,341	52,529	7,145	133,319
MassMutual Mid Cap Value Fund, Class I	1,129,985	191,200	(1,155,083)	(81,942)	(84,160)	—	—	17,091	159,460
MassMutual Overseas Fund, Class I	2,893,250	474,897	(630,316)	(211,281)	(19,185)	2,507,365	285,577	49,256	115,152
MassMutual Short-Duration Bond Fund, Class I	12,056,238	531,583	(1,088,223)	110,628	(87,584)	11,522,642	1,244,346	248,591	—
MassMutual Small Cap Growth Equity Fund, Class I	304,426	22,476	(30,077)	(38,511)	(5,490)	252,824	17,436	82	14,619
MassMutual Small Cap Value Equity Fund, Class I	589,547	140,381	(608,360)	10,362	(131,930)	—	—	—	132,581
MassMutual Strategic Emerging Markets Fund, Class I	566,191	23,746	(541,950)	(8,769)	(39,218)	—	—	1,360	—
MassMutual Total Return Bond Fund, Class I	44,038,675	3,237,051	(5,307,534)	(82,693)	(1,272,583)	40,612,916	4,840,634	965,310	—
MM Equity Asset Fund, Class I	9,708,741	4,921,341	(10,165,613)	(1,437,670)	(3,026,799)	—	—	107,207	4,579,032
MM S&P 500 Index Fund, Class I	—	9,104,752	(468,048)	(536,385)	(9,639)	8,090,680	583,322	—	—
	$158,602,482	$25,468,416	$(31,059,435)	$(2,805,854)	$(7,157,323)	$143,048,286		$3,115,965	$6,133,377
40/60 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$8,843,252	$766,759	$(1,946,991)	$208,888	$(459,269)	$7,412,639	347,196	$—	$142,277
MassMutual Core Bond Fund, Class I	49,915,900	4,977,441	(5,809,783)	509,021	(1,561,856)	48,030,723	5,272,308	1,128,355	—
MassMutual Diversified Value Fund, Class I	8,672,875	1,178,466	(1,123,977)	(422,365)	(59,682)	8,245,317	837,939	52,589	672,495
MassMutual Equity Opportunities Fund, Class I	10,437,193	1,416,020	(750,114)	(1,629,395)	142,403	9,616,107	572,047	114,915	997,460
MassMutual Global Floating Rate Fund, Class I	167,628	6,765	—	(3,141)	—	171,252	19,867	6,795	—
MassMutual High Yield Fund, Class I	392,695	25,921	(32,415)	(9,712)	687	377,176	47,325	13,894	—
MassMutual Inflation-Protected and Income Fund, Class I	559,047	19,186	(25,340)	225	(3,520)	549,598	57,974	10,471	—
MassMutual International Equity Fund, Class I	2,836,052	525,841	(404,162)	(316,935)	6,892	2,647,688	318,999	41,980	80,923
MassMutual Mid Cap Growth Fund, Class I	2,131,667	341,680	(195,022)	(451,687)	35,080	1,861,718	105,004	13,497	251,820

92

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
40/60 Allocation Fund (Continued)
MassMutual Mid Cap Value Fund, Class I	$2,205,788	$342,893	$(2,237,676)	$(135,913)	$(175,092)	$—	—	$32,226	$299,450
MassMutual Overseas Fund, Class I	5,426,338	1,318,998	(1,093,343)	(416,737)	(19,727)	5,215,529	594,024	91,512	213,938
MassMutual Short-Duration Bond Fund, Class I	8,907,931	421,838	(607,603)	67,024	(50,586)	8,738,604	943,694	181,965	—
MassMutual Small Cap Growth Equity Fund, Class I	590,998	49,320	(53,369)	(74,805)	(8,343)	503,801	34,745	154	27,545
MassMutual Small Cap Value Equity Fund, Class I	1,144,318	252,658	(1,172,713)	20,168	(244,431)	—	—	—	246,686
MassMutual Strategic Emerging Markets Fund, Class I	1,063,684	39,355	(1,015,082)	2,850	(90,807)	—	—	2,430	—
MassMutual Total Return Bond Fund, Class I	31,839,941	3,284,712	(3,695,527)	(139,723)	(832,343)	30,457,060	3,630,162	691,368	—
MM Equity Asset Fund, Class I	18,834,769	9,369,190	(19,737,976)	(2,447,925)	(6,018,058)	—	—	205,633	8,705,626
MM S&P 500 Index Fund, Class I	—	18,080,097	(451,427)	(1,080,586)	(3,989)	16,544,095	1,192,797	—	—
	$153,970,076	$42,417,140	$(40,352,520)	$(6,320,748)	$(9,342,641)	$140,371,307		$2,587,784	$11,638,220
60/40 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$11,730,135	$646,233	$(2,507,219)	$(178,631)	$(158,602)	$9,531,916	446,460	$—	$193,140
MassMutual Core Bond Fund, Class I	28,968,429	2,530,071	(3,445,639)	257,306	(864,757)	27,445,410	3,012,668	666,750	—
MassMutual Diversified Value Fund, Class I	11,421,344	1,213,691	(1,344,651)	(587,860)	(71,954)	10,630,570	1,080,343	70,227	898,044
MassMutual Equity Opportunities Fund, Class I	13,658,290	1,679,345	(905,849)	(1,933,161)	(61,882)	12,436,743	739,842	154,595	1,341,886
MassMutual Global Floating Rate Fund, Class I	103,535	4,180	—	(1,941)	—	105,774	12,271	4,192	—
MassMutual High Yield Fund, Class I	226,782	11,515	(17,649)	(5,870)	630	215,408	27,027	8,132	—
MassMutual Inflation-Protected and Income Fund, Class I	330,542	7,571	(13,005)	(1,976)	82	323,214	34,094	6,272	—
MassMutual International Equity Fund, Class I	3,544,044	506,794	(541,776)	(398,747)	11,404	3,121,719	376,111	53,951	104,001
MassMutual Mid Cap Growth Fund, Class I	2,765,433	399,262	(239,041)	(584,607)	30,246	2,371,293	133,745	17,926	334,456
MassMutual Mid Cap Value Fund, Class I	2,865,816	456,810	(2,906,618)	(280,764)	(135,244)	—	—	42,944	399,127
MassMutual Overseas Fund, Class I	6,943,862	1,336,762	(1,455,074)	(658,570)	108,584	6,275,564	714,757	120,096	280,765
MassMutual Short-Duration Bond Fund, Class I	5,154,328	175,285	(319,600)	24,407	(14,142)	5,020,278	542,147	107,011	—
MassMutual Small Cap Growth Equity Fund, Class I	772,259	49,315	(68,980)	(115,156)	4,033	641,471	44,239	205	36,567
MassMutual Small Cap Value Equity Fund, Class I	1,499,090	337,195	(1,534,816)	5,203	(306,672)	—	—	—	329,347
MassMutual Strategic Emerging Markets Fund, Class I	1,362,785	38,827	(1,288,158)	(115,522)	2,068	—	—	3,193	—
MassMutual Total Return Bond Fund, Class I	18,465,476	1,639,041	(2,190,421)	(41,425)	(519,418)	17,353,253	2,068,326	406,165	—
MM Equity Asset Fund, Class I	25,073,876	12,441,086	(26,095,932)	(3,849,811)	(7,569,219)	—	—	277,831	11,729,327
MM S&P 500 Index Fund, Class I	—	23,790,641	(1,152,445)	(1,398,684)	(42,250)	21,197,262	1,528,281	—	—
	$134,886,026	$47,263,624	$(46,026,873)	$(9,865,809)	$(9,587,093)	$116,669,875		$1,939,490	$15,646,660

93

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
80/20 Allocation Fund
MassMutual Blue Chip Growth Fund, Class I	$12,148,990	$881,560	$(2,605,824)	$(642,418)	$312,094	$10,094,402	472,806	$—	$202,536
MassMutual Core Bond Fund, Class I	10,930,409	1,314,632	(1,460,606)	(152,409)	(76,213)	10,555,813	1,158,706	255,459	—
MassMutual Diversified Value Fund, Class I	11,865,977	1,480,145	(1,479,929)	(557,848)	(102,576)	11,205,769	1,138,798	72,889	932,095
MassMutual Equity Opportunities Fund, Class I	14,232,358	1,984,304	(1,237,942)	(2,019,301)	(34,429)	12,924,990	768,887	160,294	1,391,348
MassMutual Global Floating Rate Fund, Class I	67,604	2,728	—	(1,267)	—	69,065	8,012	2,740	—
MassMutual High Yield Fund, Class I	65,009	4,381	(6,655)	(2,021)	550	61,264	7,687	2,325	—
MassMutual Inflation-Protected and Income Fund, Class I	129,719	5,767	(7,003)	(772)	57	127,768	13,478	2,458	—
MassMutual International Equity Fund, Class I	3,780,490	817,256	(677,829)	(430,865)	24,166	3,513,218	423,279	57,446	110,735
MassMutual Mid Cap Growth Fund, Class I	2,888,242	462,443	(327,670)	(591,221)	22,430	2,454,224	138,422	18,677	348,471
MassMutual Mid Cap Value Fund, Class I	2,998,271	536,926	(3,100,529)	(240,446)	(194,222)	—	—	44,817	419,014
MassMutual Overseas Fund, Class I	7,302,391	1,704,442	(1,655,242)	(609,001)	32,917	6,775,507	771,698	128,026	299,304
MassMutual Short-Duration Bond Fund, Class I	1,982,789	105,034	(150,984)	16,248	(12,212)	1,940,875	209,598	41,095	—
MassMutual Small Cap Growth Equity Fund, Class I	804,949	63,844	(89,286)	(120,630)	7,617	666,494	45,965	213	38,137
MassMutual Small Cap Value Equity Fund, Class I	1,561,813	386,745	(1,631,564)	23,463	(340,457)	—	—	—	347,823
MassMutual Strategic Emerging Markets Fund, Class I	1,430,928	88,567	(1,399,000)	(101,841)	(18,654)	—	—	3,362	—
MassMutual Total Return Bond Fund, Class I	6,978,684	964,238	(929,565)	(145,852)	(64,714)	6,802,791	810,821	157,522	—
MM Equity Asset Fund, Class I	25,938,296	13,839,194	(27,491,558)	(3,614,865)	(8,671,067)	—	—	293,506	12,612,875
MM S&P 500 Index Fund, Class I	—	25,627,178	(1,730,547)	(1,477,772)	(3,963)	22,414,896	1,616,070	—	—
	$105,106,919	$50,269,384	$(45,981,733)	$(10,668,818)	$(9,118,676)	$89,607,076		$1,240,829	$16,702,338
MM Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$46,503,517	$5,270,146	$(9,004,491)	$297,455	$(2,161,733)	$40,904,894	4,734,363	$1,901,649	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	23,306,783	3,977,125	(5,243,633)	(2,943,053)	813,150	19,910,372	1,808,390	749,912	1,065,312
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	42,270,152	11,793,466	(10,918,463)	(7,899,511)	(221,414)	35,024,230	2,671,566	542,630	7,330,609
MassMutual Select T. Rowe Price Real Assets Fund, Class I	6,148,614	703,795	(1,146,998)	(682,307)	(6,935)	5,016,169	442,733	213,989	134,404
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	11,471,808	3,300,294	(3,299,454)	(2,498,506)	(340,632)	8,633,510	822,239	166,847	2,082,126
	$129,700,874	$25,044,826	$(29,613,039)	$(13,725,922)	$(1,917,564)	$109,489,175		$3,575,027	$10,612,451

94

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$3,601,049	$423,395	$(2,624,586)	$(115,527)	$(38,471)	$1,245,860	144,197	$117,251	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	1,852,942	266,410	(1,306,629)	(310,024)	115,750	618,449	56,172	47,384	67,313
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	3,339,845	674,876	(2,502,389)	(760,959)	325,662	1,077,035	82,154	34,167	461,575
MassMutual Select T. Rowe Price Real Assets Fund, Class I	485,146	62,547	(339,485)	(59,347)	9,865	158,726	14,009	13,447	8,446
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	903,156	181,167	(670,092)	(164,482)	18,571	268,320	25,554	10,584	132,071
	$10,182,138	$1,608,395	$(7,443,181)	$(1,410,339)	$431,377	$3,368,390		$222,833	$669,405
MM Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$17,937,868	$2,005,835	$(8,635,384)	$1,232,185	$(2,037,900)	$10,502,604	1,215,579	$713,864	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	10,559,099	1,634,853	(5,087,895)	(818,308)	(254,000)	6,033,749	548,024	331,192	470,485
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	19,044,890	4,680,592	(9,907,510)	(4,557,655)	1,174,952	10,435,269	795,978	239,187	3,231,272
MassMutual Select T. Rowe Price Real Assets Fund, Class I	2,756,576	361,523	(1,279,278)	(229,961)	(87,883)	1,520,977	134,243	94,137	59,126
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,135,396	1,211,927	(2,564,106)	(567,935)	(599,289)	2,615,993	249,142	73,733	920,139
	$55,433,829	$9,894,730	$(27,474,173)	$(4,941,674)	$(1,804,120)	$31,108,592		$1,452,113	$4,681,022
MM Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$19,529,916	$2,217,674	$(14,503,320)	$1,208,251	$(2,214,832)	$6,237,689	721,955	$734,972	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	12,478,334	1,746,201	(8,898,505)	(1,258,655)	(241,506)	3,825,869	347,490	369,009	524,207
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	22,924,835	4,752,677	(17,395,005)	(5,188,587)	1,578,292	6,672,212	508,941	266,372	3,598,522
MassMutual Select T. Rowe Price Real Assets Fund, Class I	3,279,751	447,390	(2,353,542)	(289,687)	(114,270)	969,642	85,582	104,644	65,725
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	5,912,427	1,309,032	(4,459,938)	(483,653)	(711,995)	1,565,873	149,131	80,763	1,007,870
	$64,125,263	$10,472,974	$(47,610,310)	$(6,012,331)	$(1,704,311)	$19,271,285		$1,555,760	$5,196,324
MM Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$68,847,407	$7,145,664	$(51,505,822)	$4,043,163	$(7,457,813)	$21,072,599	2,438,958	$2,600,960	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	48,392,389	6,372,422	(34,957,433)	(4,559,055)	(947,853)	14,300,470	1,298,862	1,434,852	2,038,324
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	88,540,776	17,485,351	(67,962,827)	(20,518,344)	7,124,741	24,669,697	1,881,747	1,035,636	13,990,831
MassMutual Select T. Rowe Price Real Assets Fund, Class I	12,868,850	1,374,155	(9,164,928)	(1,305,688)	(173,906)	3,598,483	317,607	413,389	259,643
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	22,603,585	4,597,589	(16,936,717)	(3,013,383)	(1,448,298)	5,802,776	552,645	315,229	3,933,821
	$241,253,007	$36,975,181	$(180,527,727)	$(25,353,307)	$(2,903,129)	$69,444,025		$5,800,066	$20,222,619

95

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$72,964,148	$8,550,063	$(49,537,411)	$3,045,001	$(6,676,674)	$28,345,127	3,280,686	$2,821,284	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	60,863,517	8,511,982	(40,198,620)	(4,462,033)	(2,479,564)	22,235,282	2,019,553	1,817,279	2,581,594
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	112,762,818	22,969,143	(78,924,015)	(26,770,476)	8,938,916	38,976,386	2,973,027	1,328,842	17,951,855
MassMutual Select T. Rowe Price Real Assets Fund, Class I	16,132,097	1,697,380	(10,269,473)	(1,490,707)	(437,631)	5,631,666	497,058	525,116	329,818
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	28,418,267	5,882,908	(19,287,016)	(3,787,491)	(2,041,940)	9,184,728	874,736	395,232	4,932,202
	$291,140,847	$47,611,476	$(198,216,535)	$(33,465,706)	$(2,696,893)	$104,373,189		$6,887,753	$25,795,469
MM Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$157,170,062	$20,292,993	$(119,065,777)	$6,385,852	$(14,611,401)	$50,171,729	5,806,913	$6,274,042	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	197,384,815	26,386,081	(141,416,745)	(26,197,664)	3,126,178	59,282,665	5,384,438	6,017,378	8,548,179
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	363,606,838	69,682,123	(273,341,591)	(72,255,282)	15,117,661	102,809,749	7,842,086	4,372,520	59,070,135
MassMutual Select T. Rowe Price Real Assets Fund, Class I	49,029,644	5,343,029	(34,565,719)	(4,457,089)	(1,390,207)	13,959,658	1,232,097	1,620,482	1,017,801
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	93,093,422	19,410,962	(69,337,628)	(8,598,523)	(9,970,842)	24,597,391	2,342,609	1,297,226	16,188,416
	$860,284,781	$141,115,188	$(637,727,460)	$(105,122,706)	$(7,728,611)	$250,821,192		$19,581,648	$84,824,531
MM Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$68,368,203	$11,862,626	$(49,282,623)	$162,533	$(3,896,389)	$27,214,350	3,149,809	$2,881,045	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	147,344,452	21,960,710	(97,994,008)	(14,625,229)	(3,123,209)	53,562,716	4,864,915	4,663,603	6,625,029
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	271,989,302	57,803,421	(189,910,872)	(53,471,565)	7,252,737	93,663,023	7,144,395	3,413,916	46,119,965
MassMutual Select T. Rowe Price Real Assets Fund, Class I	35,031,704	4,313,806	(22,876,920)	(3,447,451)	(947,977)	12,073,162	1,065,593	1,196,318	751,390
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	69,519,659	16,449,395	(48,916,668)	(6,920,422)	(8,019,665)	22,112,299	2,105,933	1,003,154	12,518,621
	$592,253,320	$112,389,958	$(408,981,091)	$(78,302,134)	$(8,734,503)	$208,625,550		$13,158,036	$66,015,005
MM Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$53,650,979	$11,543,151	$(42,625,321)	$(638,360)	$(2,283,112)	$19,647,337	2,273,997	$2,243,744	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	258,756,731	37,816,696	(182,368,361)	(29,602,689)	(1,243,928)	83,358,449	7,571,158	8,058,486	11,447,739
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	481,107,586	96,570,104	(353,689,390)	(86,252,215)	7,685,912	145,421,997	11,092,448	5,919,374	79,967,218
MassMutual Select T. Rowe Price Real Assets Fund, Class I	61,616,255	7,676,825	(43,165,214)	(6,410,588)	(1,016,228)	18,701,050	1,650,578	2,048,595	1,286,692
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	123,124,230	26,894,212	(90,117,486)	(12,190,265)	(13,195,224)	34,515,467	3,287,187	1,741,948	21,738,220
	$978,255,781	$180,500,988	$(711,965,772)	$(135,094,117)	$(10,052,580)	$301,644,300		$20,012,147	$114,439,869

96

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$8,250,847	$3,237,265	$(6,893,732)	$116,889	$(572,877)	$4,138,392	478,981	$363,683	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	151,374,909	24,777,030	(104,003,716)	(15,570,993)	(3,044,397)	53,532,833	4,862,201	4,837,270	6,871,738
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	283,169,066	60,147,098	(200,716,961)	(54,880,168)	6,565,657	94,284,692	7,191,815	3,564,364	48,152,427
MassMutual Select T. Rowe Price Real Assets Fund, Class I	35,991,474	5,112,279	(24,513,385)	(3,938,276)	(605,763)	12,046,329	1,063,224	1,225,527	769,736
MassMutual Select T. Rowe Price Small And Mid Cap Blend Fund, Class I	71,371,228	16,658,579	(50,479,242)	(7,119,734)	(8,371,707)	22,059,124	2,100,869	1,039,686	12,974,511
	$550,157,524	$109,932,251	$(386,607,036)	$(81,392,282)	$(6,029,087)	$186,061,370		$11,030,530	$68,768,412
MM Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$4,585,388	$2,293,932	$(4,552,292)	$173,213	$(401,291)	$2,098,950	242,934	$190,420	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	229,997,997	37,298,550	(174,858,664)	(26,946,960)	(1,523,400)	63,967,523	5,809,948	7,237,080	10,280,866
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	430,958,972	88,490,260	(337,013,319)	(74,493,243)	4,177,856	112,120,526	8,552,290	5,346,422	72,226,959
MassMutual Select T. Rowe Price Real Assets Fund, Class I	54,637,619	7,891,925	(41,547,597)	(5,895,081)	(816,359)	14,270,507	1,259,533	1,826,885	1,147,439
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	108,960,401	24,410,266	(84,653,892)	(10,645,486)	(11,752,728)	26,318,561	2,506,530	1,558,425	19,447,993
	$829,140,377	$160,384,933	$(642,625,764)	$(117,807,557)	$(10,315,922)	$218,776,067		$16,159,232	$103,103,257
MM Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$1,519,830	$879,462	$(1,574,587)	$(6,464)	$(98,101)	$720,140	83,350	$80,602	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	99,189,182	17,150,064	(73,367,207)	(11,800,931)	(975,786)	30,195,322	2,742,536	3,209,665	4,559,592
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	186,031,566	41,262,324	(142,312,353)	(38,929,969)	6,886,958	52,938,526	4,038,026	2,366,042	31,963,823
MassMutual Select T. Rowe Price Real Assets Fund, Class I	23,511,684	3,841,519	(17,527,739)	(2,914,046)	(157,273)	6,754,145	596,129	810,004	508,751
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	46,662,670	11,277,859	(35,074,524)	(6,041,540)	(4,207,863)	12,616,602	1,201,581	689,239	8,601,188
	$356,914,932	$74,411,228	$(269,856,410)	$(59,692,950)	$1,447,935	$103,224,735		$7,155,552	$45,633,354

97

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 9/30/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 3/31/25	Number of Shares Held as of 3/31/25	Dividend Income	Realized Gains Distributions
MM Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$1,284,161	$629,464	$(1,276,799)	$(48,775)	$(35,949)	$552,102	63,901	$64,403	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	79,761,053	16,636,538	(59,523,272)	(11,376,953)	1,301,097	26,798,463	2,434,011	2,588,929	3,677,788
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	149,679,349	38,586,659	(115,434,381)	(32,533,627)	6,762,774	47,060,774	3,589,685	1,908,633	25,784,489
MassMutual Select T. Rowe Price Real Assets Fund, Class I	18,915,635	3,704,501	(14,213,370)	(2,363,086)	(61,134)	5,982,546	528,027	653,283	410,317
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	37,522,992	10,480,506	(28,591,424)	(6,375,535)	(1,883,808)	11,152,731	1,062,165	556,014	6,938,647
	$287,163,190	$70,037,668	$(219,039,246)	$(52,697,976)	$6,082,980	$91,546,616		$5,771,262	$36,811,241
MM Select T. Rowe Price Retirement 2065 Fund
MassMutual Select T. Rowe Price Bond Asset Fund, Class I	$18,085	$19,736	$(12,545)	$(1,146)	$(16)	$24,114	2,791	$1,226	$—
MassMutual Select T. Rowe Price International Equity Fund, Class I	1,161,727	833,338	(601,657)	(134,471)	777	1,259,714	114,415	49,739	70,659
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I	2,181,026	1,739,143	(1,170,878)	(533,692)	(8,791)	2,206,808	168,330	36,806	497,218
MassMutual Select T. Rowe Price Real Assets Fund, Class I	275,468	187,797	(139,653)	(39,622)	(1,916)	282,074	24,896	12,595	7,911
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I	551,628	456,140	(295,002)	(158,082)	(22,546)	532,138	50,680	10,706	133,605
	$4,187,934	$3,236,154	$(2,219,735)	$(867,013)	$(32,492)	$4,304,848		$111,072	$709,393

8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9. New Accounting Pronouncements
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

98

Notes to Financial Statements (Unaudited) (Continued)
10. Upcoming Fund Liquidations
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, 80/20 Allocation Fund, MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, MM Select T. Rowe Price Retirement 2060 Fund, and MM Select T. Rowe Price Retirement 2065 Fund, (each, a “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

99

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

100

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

101

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

102

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

103

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.5%
Bank Loans — 3.1%
Advertising — 0.2%
Lamar Media Corp., 2020 Term Loan B, 1 mo. USD Term SOFR + 1.500% 5.925% VRN 2/05/27 (a)	$305,000	$303,857
Aerospace & Defense — 0.1%
TransDigm, Inc., 2024 Term Loan K, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 3/22/30 (a)	116,819	116,577
Airlines — 0.0%
American Airlines, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.250% 6.543% VRN 4/20/28 (a)	71,345	70,431
Building Materials — 0.0%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 2/10/32 (a)	68,448	67,610
Commercial Services — 0.0%
Boost Newco Borrower LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.299% VRN 1/31/31 (a)	74,525	73,943
Computers — 0.1%
Sandisk Corp., Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.330% VRN 2/20/32 (a)	140,000	137,725
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, USD Term Loan B, 0.000% 3/31/32 (b)	130,000	129,519
Diversified Financial Services — 0.3%
Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD Term SOFR + 2.000% 6.325% VRN 10/31/31 (a)	418,853	418,174
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000% 6.313% VRN 12/15/31 (a)	104,727	103,407
		521,581

	Principal Amount	Value
Electric — 0.5%
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 2/26/32 (a) (b)	$55,000	$54,753
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750% 6.044% VRN 4/16/31 (a)	888,861	886,496
		941,249
Entertainment — 0.0%
Delta 2 (LUX) SARL
2024 Term Loan B2, 0.000% 9/30/31 (a) (b)	41,667	41,550
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000% 6.299% VRN 9/30/31 (a)	13,249	13,212
EOC Borrower, LLC, Term Loan B (Acquired 1/27/25, Cost $34,825), 3 mo. USD Term SOFR + 3.000% 7.299% VRN 3/24/32 (a) (c)	35,000	34,934
		89,696
Environmental Controls — 0.0%
Filtration Group Corp., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 10/21/28 (a)	68,328	68,200
Health Care - Products — 0.0%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 10/23/28 (a)	67,931	67,775
Health Care - Services — 0.5%
ICON Luxembourg SARL, 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.299% VRN 7/03/28 (a)	8,840	8,859
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750% 6.049% VRN 1/02/31 (a)	1,130,716	1,130,366
PRA Health Sciences, Inc., 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.000% 6.299% VRN 7/03/28 (a)	2,203	2,207
		1,141,432

The accompanying notes are an integral part of the financial statements.
1

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750% 7.069% VRN 9/19/31 (a)	$149,163	$148,147
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.250% 6.575% VRN 1/30/32 (a)	24,938	24,718
Asurion LLC
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.250% 8.675% VRN 8/19/28 (a)	122,464	121,217
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250% 9.689% VRN 1/20/29 (a)	150,000	138,587
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.500% 6.787% VRN 6/20/30 (a)	233,381	232,224
Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 5/06/31 (a)	144,274	143,192
		808,085
Lodging — 0.2%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750% 6.070% VRN 11/08/30 (a)	440,000	439,375
Machinery – Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250% 6.573% VRN 1/27/31 (a)	49,620	49,123
Machinery – Diversified — 0.0%
TK Elevator Midco GmbH, 2025 USD Term Loan B, 0.000% 4/30/30 (a) (b)	85,000	84,712
Oil & Gas — 0.1%
Hilcorp Energy I LP, Term Loan B, 1 mo. USD Term SOFR + 2.000% 6.322% VRN 2/11/30 (a)	241,209	240,606

	Principal Amount	Value
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000% 7.314% VRN 11/29/30 (a)	$177,167	$176,825
Pipelines — 0.1%
Epic Crude Services LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.302% VRN 10/15/31 (a)	90,000	89,839
Software — 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.500% 8.829% FRN 2/23/32 (a)	5,104	5,209
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.750% 7.049% VRN 2/24/31 (a)	220,664	220,468
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 12/11/28 (a)	75,889	74,900
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 2/15/29 (a)	75,379	74,319
Clearwater Analytics LLC, 2025 Term Loan B, 0.000% 2/07/32 (a) (b)	15,000	14,925
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.325% VRN 10/09/29 (a)	115,000	114,692
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.750% 7.075% VRN 5/30/31 (a)	119,824	119,423
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000% 7.300% VRN 2/10/31 (a)	179,960	179,483
		803,419
Telecommunications — 0.0%
Level 3 Financing, Inc., 2025 Term Loan B, 0.000% 3/27/32 (a) (b)	75,000	73,992
TOTAL BANK LOANS (Cost $6,522,713)		6,495,571

The accompanying notes are an integral part of the financial statements.
2

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Corporate Debt — 25.7%
Aerospace & Defense — 0.5%
Boeing Co.
3.250% 2/01/28	$69,000	$66,168
3.750% 2/01/50	102,000	71,493
5.040% 5/01/27	241,000	242,096
6.388% 5/01/31	94,000	100,168
6.528% 5/01/34	70,000	75,004
6.858% 5/01/54	283,000	307,393
Embraer Netherlands Finance BV
5.980% 2/11/35	90,000	91,584
Hexcel Corp.
5.875% 2/26/35	30,000	30,565
TransDigm, Inc.
6.875% 12/15/30 (d)	21,000	21,458
7.125% 12/01/31 (d)	45,000	46,298
		1,052,227
Agriculture — 0.2%
BAT Capital Corp.
4.390% 8/15/37	125,000	109,762
4.540% 8/15/47	46,000	36,744
5.350% 8/15/32	180,000	181,030
7.081% 8/02/53	175,000	192,446
		519,982
Apparel — 0.2%
VF Corp.
2.950% 4/23/30	390,000	334,685
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
4.867% 8/03/27 EUR (e)	100,000	111,782
5.125% 2/20/29 EUR (e)	210,000	235,908
5.918% 3/20/28	200,000	200,893
6.532% 3/19/32	200,000	199,893
General Motors Financial Co., Inc.
5.550% 7/15/29	136,000	137,065
Hyundai Capital America
4.550% 9/26/29 (d) (f)	110,000	107,639
4.750% 9/26/31 (d)	75,000	72,846
5.350% 3/19/29 (d)	61,000	61,781
5.400% 1/08/31 (d)	36,000	36,286
6.500% 1/16/29 (d)	72,000	75,550
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 mo. USD Term SOFR + 6.053%
10.502% FRN 10/15/26 (a) (d)	35,000	35,129
Stellantis Finance US, Inc.
5.350% 3/17/28 (d)	200,000	200,231

	Principal Amount	Value
5.750% 3/18/30 (d)	$200,000	$199,857
Volkswagen Bank GmbH
4.375% 5/03/28 EUR (d) (e)	100,000	112,123
Volkswagen Financial Services AG
0.375% 2/12/30 EUR (d) (e)	140,000	129,995
Volkswagen Group of America Finance LLC
4.950% 8/15/29 (d)	200,000	198,052
5.350% 3/27/30 (d)	200,000	199,448
Volkswagen Leasing GmbH
3.875% 10/11/28 EUR (d) (e)	65,000	71,721
		2,386,199
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co. 6.750% 5/15/28 (d)	28,000	28,394
Dana Financing Luxembourg SARL 8.500% 7/15/31 EUR (d) (e)	100,000	116,434
		144,828
Banks — 4.5%
Banco Bilbao Vizcaya Argentaria SA 5 yr. EURIBOR ICE Swap + 2.800%
5.750% VRN 9/15/33 EUR (a) (d) (e)	100,000	115,186
Banco de Sabadell SA
1 yr. EUR Swap + 2.000% 5.000% VRN 6/07/29 EUR (a) (d) (e)	100,000	114,679
1 yr. EUR Swap + 2.250% 5.125% VRN 11/10/28 EUR (a) (d) (e)	100,000	114,128
Bank of America Corp.
3 mo. EURIBOR + 0.890% 1.662% VRN 4/25/28 EUR (a) (d) (e)	100,000	105,626
1 day USD SOFR + 1.530% 1.898% VRN 7/23/31 (a)	270,000	232,175
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32 (a)	161,000	137,520
1 day USD SOFR + 1.738% 5.518% VRN 10/25/35 (a)	255,000	250,193
Banque Federative du Credit Mutuel SA
5.125% 1/13/33 EUR (d) (e)	100,000	114,727
Barclays PLC
1 yr. EUR Swap + 1.260% 0.577% VRN 8/09/29 EUR (a) (d) (e)	100,000	99,433

The accompanying notes are an integral part of the financial statements.
3

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 yr. EURIBOR ICE Swap + 0.850% 0.877% VRN 1/28/28 EUR (a) (d) (e)	$100,000	$104,425
1 day USD SOFR + 0.960% 5.086% VRN 2/25/29 (a)	200,000	201,418
1 day USD SOFR + 1.230% 5.367% VRN 2/25/31 (a)	200,000	202,214
1 yr. U.K. Government Bond + 2.800% 6.369% VRN 1/31/31 GBP (a) (d) (e)	125,000	167,143
BPCE SA
0.250% 1/14/31 EUR (d) (e)	200,000	181,225
CaixaBank SA
3 mo. EURIBOR + 1.000% 0.750% VRN 5/26/28 EUR (a) (d) (e)	100,000	103,501
1 day USD SOFR + 2.700% 6.208% VRN 1/18/29 (a) (d)	300,000	311,127
5 yr. EUR Swap + 3.550% 6.250% VRN 2/23/33 EUR (a) (d) (e)	100,000	115,599
Ceska sporitelna AS 3 mo. EURIBOR + 1.800%
4.570% VRN 7/03/31 EUR (a) (d) (e)	500,000	563,483
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	115,000	99,899
4.450% 9/29/27	54,000	53,746
1 day USD SOFR + 2.056% 5.827% VRN 2/13/35 (a)	206,000	205,114
Commonwealth Bank of Australia 1 yr. CMT + 1.320%
5.929% VRN 3/14/46 (a) (d)	200,000	197,966
Danske Bank AS 1 yr. EUR Swap + 1.350%
4.500% VRN 11/09/28 EUR (a) (d) (e)	100,000	112,609
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32 (a)	193,000	165,303
1 yr. U.K. Government Bond + 1.950% 3.625% VRN 10/29/29 GBP (a) (d) (e)	85,000	104,616
1 day USD SOFR + 1.725% 4.482% VRN 8/23/28 (a)	197,000	196,522
1 day USD SOFR + 1.135% 4.692% VRN 10/23/30 (a)	170,000	168,955
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (a)	185,000	179,885

	Principal Amount	Value
HSBC Holdings PLC
3 mo. EURIBOR + 1.290% 4.752% VRN 3/10/28 EUR (a) (d) (e)	$140,000	$156,613
1 day USD SOFR + 1.290% 5.130% VRN 3/03/31 (a)	200,000	200,618
ING Groep NV 3 mo. EURIBOR + 0.700%
0.375% VRN 9/29/28 EUR (a) (d) (e)	100,000	101,362
Intesa Sanpaolo SpA
1.750% 7/04/29 EUR (d) (e)	100,000	102,310
JP Morgan Chase & Co.
3 mo. EURIBOR + 0.840% 1.638% VRN 5/18/28 EUR (a) (d) (e)	100,000	105,437
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	100,000	91,760
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31 (a)	271,000	246,420
1 day USD SOFR + 1.040% 4.603% VRN 10/22/30 (a)	170,000	168,877
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (a)	125,000	122,327
1 day USD SOFR + 1.190% 5.040% VRN 1/23/28 (a)	100,000	100,868
1 day USD SOFR + 1.620% 5.336% VRN 1/23/35 (a)	97,000	98,033
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (e)	50,000	37,390
Landsbankinn Hf.
0.375% 5/23/25 EUR (d) (e)	265,000	285,556
Morgan Stanley
3 mo. EURIBOR + 0.698% 0.406% VRN 10/29/27 EUR (a) (e)	100,000	104,278
1 day USD SOFR + 1.450% 5.173% VRN 1/16/30 (a)	157,000	159,081
NatWest Group PLC 5 yr. EUR Swap + 1.270%
1.043% VRN 9/14/32 EUR (a) (d) (e)	135,000	138,251
PNC Financial Services Group, Inc. 1 day USD SOFR + 1.394%
5.575% VRN 1/29/36 (a)	85,000	86,510
Regions Financial Corp. 1 day USD SOFR + 1.490%
5.722% VRN 6/06/30 (a)	80,000	81,925
Royal Bank of Canada
4.125% 7/05/28 EUR (d) (e)	100,000	112,496

The accompanying notes are an integral part of the financial statements.
4

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Holdings USA, Inc.
1 day USD SOFR + 1.610% 5.473% VRN 3/20/29 (a)	$95,000	$95,535
1 day USD SOFR + 2.138% 6.342% VRN 5/31/35 (a)	165,000	168,813
Santander UK Group Holdings PLC
1 yr. EUR Swap + 0.800% 0.603% VRN 9/13/29 EUR (a) (d) (e)	175,000	173,140
1 yr. GBP SONIA Linked ICE Swap + 1.250% 2.421% VRN 1/17/29 GBP (a) (d) (e)	100,000	119,431
Shinhan Bank Co. Ltd.
4.500% 4/12/28 (d)	330,000	330,501
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a) (d)	255,000	245,515
1 yr. CMT + 1.200% 5.500% VRN 4/13/29 (a) (d)	385,000	390,265
Standard Chartered PLC 5 yr. EUR Swap + 2.800%
2.500% VRN 9/09/30 EUR (a) (d) (e)	180,000	194,090
Toronto-Dominion Bank
2.551% 8/03/27 EUR (d) (e)	100,000	107,596
UBS Group AG 1 yr. EURIBOR ICE Swap + 4.950%
7.750% VRN 3/01/29 EUR (a) (d) (e)	100,000	121,737
US Bancorp
3 mo. EURIBOR + 1.200% 4.009% VRN 5/21/32 EUR (a) (e)	190,000	210,207
1 day USD SOFR + 1.560% 5.384% VRN 1/23/30 (a)	72,000	73,459
Wells Fargo & Co. 1 day USD SOFR + 2.130%
4.611% VRN 4/25/53 (a)	190,000	161,218
		9,610,036
Beverages — 0.1%
Anheuser-Busch InBev SA
1.150% 1/22/27 EUR (d) (e)	100,000	105,509
Anheuser-Busch InBev Worldwide, Inc.
5.550% 1/23/49	68,000	68,086
		173,595

	Principal Amount	Value
Building Materials — 0.0%
Quikrete Holdings, Inc.
6.375% 3/01/32 (d)	$50,000	$50,318
6.750% 3/01/33 (d)	16,000	15,927
		66,245
Chemicals — 0.4%
Celanese US Holdings LLC
6.580% STEP 7/15/29	43,000	44,394
6.629% STEP 7/15/32 (f)	145,000	148,911
6.800% STEP 11/15/30	52,000	53,891
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750% 5/15/30 (d)	45,000	44,929
Ma’aden Sukuk Ltd.
5.250% 2/13/30 (d)	200,000	202,359
MEGlobal BV
2.625% 4/28/28 (d)	200,000	186,294
Westlake Corp.
1.625% 7/17/29 EUR (e)	100,000	100,211
		780,989
Commercial Services — 0.6%
Autostrade per l’Italia SpA
1.625% 1/25/28 EUR (d) (e)	100,000	104,401
2.000% 1/15/30 EUR (d) (e)	525,000	531,733
DP World Ltd.
5.250% 12/24/29 (d)	200,000	200,701
Element Fleet Management Corp.
5.037% 3/25/30 (d)	70,000	70,016
Holding d’Infrastructures de Transport SASU
1.475% 1/18/31 EUR (d) (e)	200,000	193,207
Transurban Finance Co. Pty. Ltd.
1.750% 3/29/28 EUR (d) (e)	100,000	104,740
		1,204,798
Computers — 0.1%
Booz Allen Hamilton, Inc.
5.950% 8/04/33	66,000	65,804
5.950% 4/15/35	90,000	89,766
Hewlett Packard Enterprise Co.
4.550% 10/15/29	31,000	30,666
		186,236
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS
6.500% 3/31/32 (g)	200,000	200,000

The accompanying notes are an integral part of the financial statements.
5

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.1%
IMCD NV
3.625% 4/30/30 EUR (d) (e)	$100,000	$107,795
Diversified Financial Services — 0.6%
CA Auto Bank SpA
4.750% 1/25/27 EUR (d) (e)	100,000	111,861
Capital One Financial Corp.
1.650% 6/12/29 EUR (e)	200,000	201,158
1 day USD SOFR + 1.905% 5.700% VRN 2/01/30 (a)	35,000	35,753
1 day USD SOFR + 2.260% 6.051% VRN 2/01/35 (a)	100,000	102,105
1 day USD SOFR + 2.036% 6.183% VRN 1/30/36 (a)	45,000	44,896
1 day USD SOFR + 3.070% 7.624% VRN 10/30/31 (a)	33,000	36,753
Intercontinental Exchange, Inc.
2.650% 9/15/40	50,000	35,707
Jane Street Group/JSG Finance, Inc.
6.125% 11/01/32 (d)	55,000	54,119
7.125% 4/30/31 (d)	100,000	102,728
London Stock Exchange Group PLC
1.750% 12/06/27 EUR (d) (e)	100,000	105,478
LPL Holdings, Inc.
5.200% 3/15/30	278,000	279,143
Navient Corp.
5.625% 8/01/33	20,000	17,229
9.375% 7/25/30	70,000	74,570
11.500% 3/15/31	50,000	55,847
OneMain Finance Corp.
9.000% 1/15/29	55,000	57,718
		1,315,065
Electric — 2.5%
AES Andes SA
6.250% 3/14/32 (d) (f)	200,000	201,232
AES Corp.
5.800% 3/15/32	170,000	171,778
Alpha Generation LLC
6.750% 10/15/32 (d)	30,000	30,019
AusNet Services Holdings Pty. Ltd.
1.500% 2/26/27 EUR (d) (e)	100,000	105,831
Chile Electricity Lux MPC II SARL
5.580% 10/20/35 (d)	200,000	199,820
Constellation Energy Generation LLC
5.750% 3/15/54	300,000	288,622
DTE Energy Co.
4.875% 6/01/28	36,000	36,220
5.100% 3/01/29	239,000	242,156

	Principal Amount	Value
5.200% 4/01/30	$145,000	$146,837
E.ON International Finance BV
6.250% 6/03/30 GBP (d) (e)	105,000	141,838
EDP SA
2.875% 6/01/26 EUR (d) (e)	200,000	216,844
Electricite de France SA
6.125% 6/02/34 GBP (d) (e)	100,000	129,745
Eversource Energy
5.850% 4/15/31	136,000	141,378
5.950% 7/15/34	266,000	276,322
FirstEnergy Corp.
2.250% 9/01/30	28,000	24,349
2.650% 3/01/30 (f)	163,000	146,786
3.400% 3/01/50	206,000	139,904
FirstEnergy Transmission LLC
5.000% 1/15/35	55,000	53,912
Indianapolis Power & Light Co.
5.700% 4/01/54 (d)	58,000	57,682
IPALCO Enterprises, Inc.
5.750% 4/01/34	100,000	101,084
National Grid Electricity Distribution East Midlands PLC
3.530% 9/20/28 EUR (d) (e)	100,000	110,084
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	164,000	140,107
Niagara Mohawk Power Corp.
5.664% 1/17/54 (d)	97,000	94,157
NRG Energy, Inc.
4.450% 6/15/29 (d)	64,000	62,148
Orsted AS
3.750% 3/01/30 EUR (d) (e)	400,000	441,372
4.875% 1/12/32 GBP (d) (e)	150,000	185,243
RTE Reseau de Transport d’Electricite SADIR
0.750% 1/12/34 EUR (d) (e)	200,000	170,901
Southern Co.
5.200% 6/15/33	250,000	250,587
5.700% 3/15/34	222,000	229,280
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (d) (e)	100,000	107,905
Talen Energy Supply LLC
8.625% 6/01/30 (d)	85,000	90,160
Vistra Corp.
5 yr. CMT + 6.930% 8.000% VRN (a) (d) (h)	90,000	92,356
5 yr. CMT + 5.045% 8.875% VRN (a) (d) (h)	300,000	320,775

The accompanying notes are an integral part of the financial statements.
6

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Operations Co. LLC
6.000% 4/15/34 (d)	$66,000	$66,696
6.950% 10/15/33 (d)	72,000	77,339
		5,291,469
Engineering & Construction — 0.7%
ABB Finance BV
3.250% 1/16/27 EUR (d) (e)	100,000	109,530
Avinor AS
0.750% 10/01/30 EUR (d) (e)	140,000	133,469
Cellnex Telecom SA
1.750% 10/23/30 EUR (d) (e)	500,000	492,478
Heathrow Funding Ltd.
3.875% 1/16/38 EUR (d) (e)	100,000	105,630
HTA Group Ltd.
7.500% 6/04/29 (d)	200,000	202,900
Sitios Latinoamerica SAB de CV
5.375% 4/04/32 (d)	200,000	191,877
Sydney Airport Finance Co. Pty. Ltd.
4.375% 5/03/33 EUR (d) (e)	220,000	246,744
		1,482,628
Entertainment — 0.2%
Caesars Entertainment, Inc.
7.000% 2/15/30 (d)	30,000	30,411
Inter Media & Communication SpA
6.750% 2/09/27 EUR (d) (e)	142,413	155,916
Motion Finco SARL
7.375% 6/15/30 EUR (d) (e)	170,000	181,693
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.
6.625% 5/01/32 (d)	60,000	60,496
		428,516
Food — 0.3%
Mars, Inc.
4.750% 4/20/33 (d)	169,000	166,491
5.200% 3/01/35 (d)	160,000	160,801
5.650% 5/01/45 (d)	115,000	115,250
Mondelez International, Inc.
1.625% 3/08/27 EUR (e)	100,000	106,171
Tesco Corporate Treasury Services PLC
2.750% 4/27/30 GBP (d) (e)	150,000	172,849
		721,562
Forest Products & Paper — 0.1%
Mondi Finance Europe GmbH
2.375% 4/01/28 EUR (d) (e)	100,000	106,658

	Principal Amount	Value
Gas — 0.2%
APA Infrastructure Ltd.
2.000% 3/22/27 EUR (d) (e)	$100,000	$106,486
3.500% 3/22/30 GBP (d) (e)	150,000	176,931
5.125% 9/16/34 (d)	35,000	34,138
5.750% 9/16/44 (d) (f)	45,000	44,521
Boston Gas Co.
6.119% 7/20/53 (d)	56,000	56,951
National Fuel Gas Co.
5.500% 3/15/30	60,000	61,088
NiSource, Inc.
5.250% 3/30/28	33,000	33,576
		513,691
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.050% 4/15/28	165,000	169,270
Stanley Black & Decker, Inc.
2.750% 11/15/50	95,000	54,538
4.850% 11/15/48	14,000	11,852
		235,660
Health Care – Products — 0.4%
American Medical Systems Europe BV
3.000% 3/08/31 EUR (e)	103,000	109,437
3.250% 3/08/34 EUR (e)	119,000	124,589
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% 4/01/29 (d)	75,000	75,955
Revvity, Inc.
2.250% 9/15/31	81,000	68,165
Sartorius Finance BV
4.500% 9/14/32 EUR (d) (e)	100,000	112,922
Solventum Corp.
5.400% 3/01/29	164,000	167,298
5.900% 4/30/54	175,000	173,091
		831,457
Health Care – Services — 1.2%
Centene Corp.
2.450% 7/15/28	91,000	83,036
2.625% 8/01/31	117,000	98,340
3.375% 2/15/30	192,000	173,644
4.250% 12/15/27	36,000	35,128
Elevance Health, Inc.
4.750% 2/15/30	70,000	70,374
4.950% 11/01/31	95,000	95,236
5.125% 2/15/53	82,000	73,562
HCA, Inc.
3.500% 9/01/30	229,000	212,366

The accompanying notes are an integral part of the financial statements.
7

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 3/01/30	$65,000	$65,771
5.450% 9/15/34	90,000	89,219
Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% 6/15/29 (d)	75,000	76,286
5.450% 6/15/34 (d)	95,000	96,378
5.875% 6/15/54 (d)	190,000	186,721
Humana, Inc.
4.875% 4/01/30	208,000	206,925
5.550% 5/01/35	170,000	168,061
Icon Investments Six DAC
5.849% 5/08/29	200,000	206,314
IQVIA, Inc.
6.250% 2/01/29	142,000	147,862
Molina Healthcare, Inc.
6.250% 1/15/33 (d)	30,000	29,526
Sutter Health
5.164% 8/15/33	54,000	54,418
UnitedHealth Group, Inc.
4.500% 4/15/33	156,000	150,862
5.000% 4/15/34	236,000	234,755
		2,554,784
Holding Company – Diversified — 0.0%
ProGroup AG
5.375% 4/15/31 EUR (d) (e)	70,000	73,576
Insurance — 1.4%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer
6.500% 10/01/31 (d)	35,000	34,359
6.750% 4/15/28 (d)	55,000	55,215
7.000% 1/15/31 (d)	25,000	25,076
Arthur J Gallagher & Co.
4.850% 12/15/29	35,000	35,242
6.750% 2/15/54	190,000	210,539
Athene Global Funding
5.526% 7/11/31 (d)	190,000	192,726
CNO Global Funding
4.950% 9/09/29 (d)	40,000	40,138
Corebridge Financial, Inc.
3.850% 4/05/29	36,000	34,808
3.900% 4/05/32	111,000	102,612
Corebridge Global Funding
5.200% 1/12/29 (d)	36,000	36,577
Credit Agricole Assurances SA 5 yr. EURIBOR ICE Swap + 2.650%
2.625% VRN 1/29/48 EUR (a) (d) (e)	200,000	210,012

	Principal Amount	Value
First American Financial Corp.
2.400% 8/15/31	$205,000	$172,952
Fortitude Group Holdings LLC
6.250% 4/01/30 (d)	85,000	85,930
Hannover Rueck SE
1.125% 4/18/28 EUR (d) (e)	100,000	103,058
3 mo. EURIBOR + 2.380% 1.125% VRN 10/09/39 EUR (a) (d) (e)	200,000	194,093
HUB International Ltd.
7.250% 6/15/30 (d)	80,000	82,400
Jackson Financial, Inc.
5.170% 6/08/27	75,000	75,628
Jackson National Life Global Funding
5.350% 1/13/30 (d) (f)	220,000	224,547
Jones Deslauriers Insurance Management, Inc.
8.500% 3/15/30 (d)	57,000	59,880
Metropolitan Life Global Funding I
5.000% 1/10/30 GBP (d) (e)	100,000	129,762
NN Group NV
1.625% 6/01/27 EUR (d) (e)	100,000	106,376
Panther Escrow Issuer LLC
7.125% 6/01/31 (d)	35,000	35,663
Reinsurance Group of America, Inc.
6.000% 9/15/33	339,000	351,670
5 yr. CMT + 2.392% 6.650% VRN 9/15/55 (a)	35,000	34,463
RenaissanceRe Holdings Ltd.
5.800% 4/01/35	45,000	46,088
Sammons Financial Group Global Funding
5.050% 1/10/28 (d) (f)	50,000	50,589
5.100% 12/10/29 (d)	85,000	85,511
Swiss RE Subordinated Finance PLC 3 mo. USD Term SOFR + 2.125%
6.191% VRN 4/01/46 (a) (d) (g)	200,000	200,167
		3,016,081
Internet — 0.3%
Match Group Holdings II LLC
5.000% 12/15/27 (d)	33,000	32,347
Meta Platforms, Inc.
5.400% 8/15/54	50,000	48,990
Netflix, Inc.
3.625% 5/15/27 EUR (e)	100,000	110,397

The accompanying notes are an integral part of the financial statements.
8

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uber Technologies, Inc.
4.300% 1/15/30	$195,000	$191,504
4.500% 8/15/29 (d)	180,000	176,822
5.350% 9/15/54	45,000	42,035
United Group BV
4.625% 8/15/28 EUR (d) (e)	100,000	106,249
		708,344
Investment Companies — 0.1%
Golub Capital Private Credit Fund
5.875% 5/01/30 (d)	100,000	99,016
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (d)	125,000	123,549
		222,565
Iron & Steel — 0.1%
Steel Dynamics, Inc.
5.250% 5/15/35	110,000	108,950
Leisure Time — 0.1%
Carnival Corp.
7.000% 8/15/29 (d)	40,000	41,840
Deuce Finco PLC
5.500% 6/15/27 GBP (d) (e)	100,000	126,751
		168,591
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
6.125% 4/01/32 (d)	35,000	35,133
Hyatt Hotels Corp.
5.375% 12/15/31	100,000	99,605
Las Vegas Sands Corp.
3.500% 8/18/26	78,000	76,492
Marriott International, Inc.
5.500% 4/15/37	115,000	113,718
MGM China Holdings Ltd.
7.125% 6/26/31 (d) (f)	200,000	204,113
		529,061
Machinery – Diversified — 0.1%
AGCO Corp.
5.800% 3/21/34	47,000	47,661
Deere & Co.
5.450% 1/16/35	100,000	103,550
		151,211
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (d)	70,000	62,029
4.500% 6/01/33 (d)	55,000	46,906
7.375% 3/01/31 (d)	60,000	60,959

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	$20,000	$12,612
3.900% 6/01/52	316,000	204,334
5.250% 4/01/53	20,000	16,162
6.550% 6/01/34	41,000	42,176
6.650% 2/01/34	211,000	218,707
Comcast Corp.
2.887% 11/01/51	275,000	167,715
3.250% 11/01/39	111,000	86,195
5.650% 6/01/54	245,000	239,925
Cox Communications, Inc.
5.700% 6/15/33 (d)	88,000	88,340
5.800% 12/15/53 (d)	125,000	113,719
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (d)	5,000	4,845
Sirius XM Radio LLC
5.000% 8/01/27 (d)	16,000	15,633
Time Warner Cable LLC
6.550% 5/01/37	14,000	13,887
6.750% 6/15/39	77,000	76,956
7.300% 7/01/38	21,000	22,046
Videotron Ltd.
5.700% 1/15/35 (d) (f)	170,000	169,683
VZ Secured Financing BV
3.500% 1/15/32 EUR (d) (e)	100,000	95,965
		1,758,794
Mining — 0.4%
Corp. Nacional del Cobre de Chile
6.300% 9/08/53 (d)	200,000	198,443
Freeport Indonesia PT
4.763% 4/14/27 (d)	240,000	238,034
Freeport-McMoRan, Inc.
4.250% 3/01/30	40,000	38,535
4.375% 8/01/28	71,000	70,118
4.625% 8/01/30	28,000	27,354
5.000% 9/01/27	18,000	17,999
5.450% 3/15/43	75,000	70,324
Minera Mexico SA de CV
5.625% 2/12/32 (d)	200,000	198,064
		858,871
Miscellaneous – Manufacturing — 0.2%
3M Co.
4.800% 3/15/30	170,000	170,528
5.150% 3/15/35	170,000	169,945
Axon Enterprise, Inc.
6.125% 3/15/30 (d)	15,000	15,138

The accompanying notes are an integral part of the financial statements.
9

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 3/15/33 (d)	$10,000	$10,103
Knorr-Bremse AG
3.250% 9/21/27 EUR (d) (e)	100,000	109,435
		475,149
Multi-National — 0.0%
Inter American Development Bank
1.745% STEP 7/31/33 (i) (j)	100,000	100,004
Oil & Gas — 2.1%
Coterra Energy, Inc.
5.400% 2/15/35	100,000	98,415
5.600% 3/15/34	42,000	42,254
Diamondback Energy, Inc.
5.400% 4/18/34	273,000	272,546
5.750% 4/18/54	112,000	105,589
6.250% 3/15/53	81,000	81,103
Expand Energy Corp.
4.750% 2/01/32	107,000	101,205
5.375% 2/01/29	116,000	115,516
5.375% 3/15/30	124,000	123,093
Harbour Energy PLC
6.327% 4/01/35 (d) (g)	200,000	199,112
HF Sinclair Corp.
6.250% 1/15/35	12,000	12,060
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (d)	45,000	42,975
8.375% 11/01/33 (d)	64,000	65,586
Occidental Petroleum Corp.
6.125% 1/01/31	144,000	148,006
6.200% 3/15/40	117,000	115,754
6.375% 9/01/28	50,000	51,863
6.450% 9/15/36	138,000	142,053
6.625% 9/01/30	225,000	236,363
7.500% 5/01/31	125,000	137,614
8.500% 7/15/27	42,000	44,541
8.875% 7/15/30	291,000	333,216
Petroleos Mexicanos
4.875% 2/21/28 EUR (d) (e)	180,000	185,021
8.750% 6/02/29	285,000	284,893
Raizen Fuels Finance SA
5.700% 1/17/35 (d)	535,000	508,330
6.450% 3/05/34 (d)	200,000	202,097
Sunoco LP
7.250% 5/01/32 (d)	27,000	27,885
TotalEnergies Capital International SA
3.127% 5/29/50	80,000	53,192
3.461% 7/12/49	47,000	33,597

	Principal Amount	Value
Valero Energy Corp.
5.150% 2/15/30	$40,000	$40,349
Var Energi ASA
5.500% 5/04/29 EUR (d) (e)	320,000	369,789
Wintershall Dea Finance BV
1.332% 9/25/28 EUR (d) (e)	200,000	201,093
		4,375,110
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
4.800% 3/17/28 (d)	75,000	75,407
5.100% 3/17/30 (d)	45,000	45,360
Smurfit Westrock Financing DAC
5.418% 1/15/35 (d)	200,000	200,871
		321,638
Pharmaceuticals — 1.1%
AbbVie, Inc.
2.125% 11/17/28 EUR (e)	100,000	106,107
4.050% 11/21/39	100,000	87,695
4.250% 11/21/49	122,000	101,074
5.050% 3/15/34	416,000	418,948
Astrazeneca Finance LLC
5.000% 2/26/34	220,000	222,138
Bayer US Finance LLC
6.375% 11/21/30 (d)	280,000	293,217
Becton Dickinson & Co.
3.519% 2/08/31 EUR (e)	113,000	123,004
CVS Health Corp.
5.050% 3/25/48	314,000	267,950
5.625% 2/21/53	161,000	147,193
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	95,000	94,582
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	110,000	110,868
Gruenenthal GmbH
6.750% 5/15/30 EUR (d) (e)	100,000	112,340
Utah Acquisition Sub, Inc.
3.125% 11/22/28 EUR (d) (e)	155,000	165,755
		2,250,871
Pipelines — 0.9%
Cheniere Energy Partners LP
4.500% 10/01/29	47,000	45,714
5.750% 8/15/34	332,000	336,700
5.950% 6/30/33	143,000	146,865
Cheniere Energy, Inc.
4.625% 10/15/28	72,000	71,229
5.650% 4/15/34	175,000	177,027
Columbia Pipelines Holding Co. LLC
5.681% 1/15/34 (d)	175,000	174,295

The accompanying notes are an integral part of the financial statements.
10

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kinetik Holdings LP
5.875% 6/15/30 (d)	$20,000	$19,792
ONEOK, Inc.
4.400% 10/15/29	85,000	83,481
6.050% 9/01/33	23,000	23,947
Sabine Pass Liquefaction LLC
4.200% 3/15/28	39,000	38,561
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.667%
7.500% VRN 3/01/55 (a) (d)	25,000	25,293
South Bow USA Infrastructure Holdings LLC
5.026% 10/01/29 (d)	40,000	39,690
Targa Resources Corp.
5.550% 8/15/35	55,000	54,923
6.150% 3/01/29	95,000	99,335
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32	47,000	43,370
4.875% 2/01/31	10,000	9,789
5.000% 1/15/28	36,000	36,008
5.500% 3/01/30	58,000	58,541
Transcanada Trust 3 mo. CAD CDOR + 3.080%
4.650% VRN 5/18/77 CAD (a) (e)	300,000	208,494
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (d)	25,000	22,715
6.250% 1/15/30 (d)	15,000	15,224
Venture Global LNG, Inc.
5 yr. CMT + 5.440% 9.000% VRN (a) (d) (h)	45,000	42,705
9.500% 2/01/29 (d)	160,000	171,570
		1,945,268
Private Equity — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (d)	234,000	242,244
Real Estate — 0.4%
Blackstone Property Partners Europe Holdings SARL
1.750% 3/12/29 EUR (d) (e)	280,000	280,550
Howard Hughes Corp.
5.375% 8/01/28 (d)	35,000	33,960
Logicor Financing SARL
0.875% 1/14/31 EUR (d) (e)	600,000	548,169
		862,679

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.6%
Alexandria Real Estate Equities, Inc.
5.250% 5/15/36	$25,000	$24,384
American Homes 4 Rent LP
5.250% 3/15/35	45,000	44,151
Brixmor Operating Partnership LP
4.050% 7/01/30	115,000	110,161
4.125% 5/15/29	61,000	59,205
5.200% 4/01/32	35,000	34,950
Crown Castle, Inc.
5.800% 3/01/34	91,000	92,760
Equinix Europe 2 Financing Corp. LLC
3.650% 9/03/33 EUR (e)	190,000	201,441
Extra Space Storage LP
5.400% 6/15/35	120,000	119,306
Healthcare Realty Holdings LP
2.050% 3/15/31	91,000	76,102
3.625% 1/15/28	322,000	311,114
Invitation Homes Operating Partnership LP
4.875% 2/01/35	95,000	90,887
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	45,000	45,570
		1,210,031
Retail — 0.1%
Ferguson Enterprises, Inc.
5.000% 10/03/34	20,000	19,467
Home Depot, Inc.
4.950% 6/25/34	190,000	190,638
Yum! Brands, Inc.
5.375% 4/01/32	30,000	29,245
		239,350
Semiconductors — 0.7%
Broadcom, Inc.
3.419% 4/15/33 (d)	48,000	42,737
4.350% 2/15/30	215,000	211,846
4.550% 2/15/32	80,000	78,056
5.150% 11/15/31	140,000	141,978
Foundry JV Holdco LLC
5.500% 1/25/31 (d)	200,000	203,221
5.900% 1/25/33 (d)	200,000	203,516
Intel Corp.
3.250% 11/15/49	402,000	252,214
Marvell Technology, Inc.
2.950% 4/15/31	124,000	110,660
Micron Technology, Inc.
6.750% 11/01/29	111,000	119,088

The accompanying notes are an integral part of the financial statements.
11

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.125% 2/15/42	$34,000	$24,137
3.250% 11/30/51	59,000	38,153
3.400% 5/01/30	86,000	80,070
4.300% 6/18/29	51,000	49,970
		1,555,646
Software — 0.3%
AppLovin Corp.
5.375% 12/01/31	55,000	55,279
Fiserv, Inc.
4.500% 5/24/31 EUR (e)	200,000	227,079
MSCI, Inc.
4.000% 11/15/29 (d)	41,000	39,162
Oracle Corp.
5.550% 2/06/53	97,000	90,662
Synopsys, Inc.
4.850% 4/01/30	120,000	120,789
5.700% 4/01/55	120,000	119,150
UKG, Inc.
6.875% 2/01/31 (d)	30,000	30,433
		682,554
Telecommunications — 0.8%
Altice France SA
3.375% 1/15/28 EUR (d) (e)	135,000	116,262
Motorola Solutions, Inc.
5.400% 4/15/34	83,000	83,970
Rogers Communications, Inc.
3.800% 3/15/32	111,000	100,766
4.350% 5/01/49	14,000	10,956
4.550% 3/15/52	280,000	223,278
5.000% 2/15/29	191,000	191,171
5.300% 2/15/34	219,000	214,976
5 yr. CMT + 2.653% 7.000% VRN 4/15/55 (a)	35,000	35,135
5 yr. CMT + 2.620% 7.125% VRN 4/15/55 (a)	55,000	54,813
Sprint Capital Corp.
6.875% 11/15/28	254,000	271,165
8.750% 3/15/32	157,000	188,823
T-Mobile USA, Inc.
3.400% 10/15/52	83,000	56,093
TDC Net AS
5.056% 5/31/28 EUR (d) (e)	100,000	111,511
5.618% 2/06/30 EUR (d) (e)	100,000	114,018
		1,772,937

	Principal Amount	Value
Toys, Games & Hobbies — 0.1%
Mattel, Inc.
5.875% 12/15/27 (d)	$161,000	$161,416
Transportation — 0.1%
Burlington Northern Santa Fe LLC
5.500% 3/15/55	155,000	154,417
Genesee & Wyoming, Inc.
6.250% 4/15/32 (d)	25,000	24,980
		179,397
Water — 0.2%
Severn Trent Utilities Finance PLC
4.625% 11/30/34 GBP (d) (e)	160,000	189,163
Veolia Environnement SA
1.940% 1/07/30 EUR (d) (e)	200,000	205,869
		395,032
TOTAL CORPORATE DEBT (Cost $54,853,759)		54,614,475
Municipal Obligations — 0.2%
California — 0.0%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series C,
6.582% 5/15/39	90,000	96,206
Illinois — 0.1%
State of Illinois, General Obligation,
7.350% 7/01/35	90,357	97,996
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, General Obligation, Series CW,
0.000% VRN 11/01/43 (a) (k)	249,670	156,356
TOTAL MUNICIPAL OBLIGATIONS (Cost $315,864)		350,558
Non-U.S. Government Agency Obligations — 8.8%
Automobile Asset-Backed Securities — 1.7%
Bayview Opportunity Master Fund VII LLC
Series 2024-CAR1, Class A, 30 day USD SOFR Average + 1.100% 5.440% FRN 12/26/31 (a) (d)	197,106	197,437

The accompanying notes are an integral part of the financial statements.
12

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-CAR1, Class C, 30 day USD SOFR Average + 1.500% 5.840% FRN 12/26/31 (a) (d)	$156,433	$157,143
CarMax Auto Owner Trust, Series 2024-1, Class B
5.170% 8/15/29	70,000	70,565
CarMax Select Receivables Trust
Series 2024-A, Class B, 5.350% 1/15/30	145,000	146,908
Series 2024-A, Class A3, 5.400% 11/15/28	125,000	126,330
Carvana Auto Receivables Trust, Series 2024-N1, Class B
5.630% 5/10/30 (d)	225,000	227,627
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.690% 7/20/27 (d)	60,000	60,098
Series 2024-3, Class A4, 5.060% 3/20/31 (d)	110,000	111,902
Exeter Automobile Receivables Trust, Series 2023-1A, Class D
6.690% 6/15/29	85,000	86,215
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.220% 3/15/30	200,000	201,241
Ford Credit Floorplan Master Owner Trust A, Series 2024-3, Class B
4.500% 9/15/29 (d)	155,000	154,328
Huntington Bank Auto Credit-Linked Notes
Series 2025, Class B1, 4.957% 3/21/33 (d)	250,000	250,607
Series 2024-1, Class B1, 6.153% 5/20/32 (d)	243,087	246,080
Octane Receivables Trust
Series 2024-RVM1, Class A, 5.010% 1/22/46 (d)	125,402	125,912
Series 2023-1A, Class A, 5.870% 5/21/29 (d)	34,044	34,168
Series 2023-3A, Class B, 6.480% 7/20/29 (d)	150,000	153,501
Series 2023-3A, Class C, 6.740% 8/20/29 (d)	100,000	102,758
Santander Drive Auto Receivables Trust
Series 2021-4, Class D, 1.670% 10/15/27	214,569	211,614
Series 2025-1, Class A3, 4.740% 1/16/29	140,000	140,478

	Principal Amount	Value
Series 2025-1, Class B, 4.880% 3/17/31	$330,000	$332,735
SBNA Auto Lease Trust
Series 2024-C, Class A4, 4.420% 3/20/29 (d)	90,000	89,767
Series 2024-C, Class A3, 4.560% 2/22/28 (d)	185,000	185,000
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4, 4.940% 1/21/31 (d)	130,000	131,029
Series 2024-1A, Class C, 5.510% 1/20/32 (d)	65,000	65,835
		3,609,278
Commercial Mortgage-Backed Securities — 1.6%
Bank5, Series 2024-5YR12, Class A3,
5.902% VRN 12/15/57 (a) (l)	205,000	212,463
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD Term SOFR + 2.274%
6.594% FRN 11/15/34 (a) (d)	245,000	2,450
BX Commercial Mortgage Trust
Series 2024-GPA3, Class A, 1 mo. USD Term SOFR + 1.293% 5.612% FRN 12/15/39 (a) (d)	192,231	191,751
Series 2024-SLCT, Class A, 1 mo. USD Term SOFR + 1.323% 5.643% FRN 1/15/42 (a) (d)	145,000	144,455
Series 2024-MDHS, Class A, 1 mo. USD Term SOFR + 1.641% 5.961% FRN 5/15/41 (a) (d)	227,048	226,907
COMM Mortgage Trust, Series 2015-CR23, Class AM
3.801% 5/10/48	113,419	112,644
CONE Trust, Series 2024-DFW1, Class A, 1 mo. USD Term SOFR + 1.642%
5.961% FRN 8/15/41 (a) (d)	220,000	219,449
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (d)	117,693	115,777
Series 2020-NET, Class C, 3.526% 8/15/37 (d)	480,000	467,965

The accompanying notes are an integral part of the financial statements.
13

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (d)	$115,000	$108,043
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 1 mo. USD Term SOFR + 1.592%
5.911% FRN 5/15/41 (a) (d)	165,000	162,935
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.930% VRN 1/12/60 CAD (a) (d) (e) (l)	950,000	661,742
Series 2025-1A, Class A2, 4.400% VRN 1/12/60 CAD (a) (d) (e) (l)	245,000	171,440
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 1 mo. USD Term SOFR + 1.392%
5.711% FRN 5/15/39 (a) (d)	175,000	174,126
TX Trust, Series 2024-HOU, Class A, 1 mo. USD Term SOFR + 1.591%
5.911% FRN 6/15/39 (a) (d)	190,000	189,170
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
5.541% VRN 3/15/40 (a) (d) (l)	155,000	155,162
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1 mo. USD Term SOFR + 2.014%
6.335% FRN 2/15/40 (a) (d)	172,000	170,096
		3,486,575
Credit Card Asset-Backed Securities — 0.1%
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.780% 2/18/31	160,000	161,759
Other Asset-Backed Securities — 3.9%
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class C
2.370% 4/20/28 (d)	175,000	173,013
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2II
4.723% 6/05/49 (d)	123,750	122,021
Auxilior Term Funding LLC, Series 2024-1A, Class A3
5.490% 7/15/31 (d)	140,000	142,529

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (d)	$77,072	$75,851
CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.669% FRN 1/18/38 (a) (d)	485,000	484,030
Clarus Capital Funding LLC, Series 2024-1A, Class A2
4.710% 8/20/32 (d)	179,900	179,973
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2
4.940% 1/25/52 CAD (d) (e)	125,000	85,102
Dell Equipment Finance Trust
Series 2024-1, Class C, 5.730% 3/22/30 (d)	470,000	475,813
Series 2023-3, Class C, 6.170% 4/23/29 (d)	125,000	126,895
DLLST LLC, Series 2024-1A, Class A4
4.930% 4/22/30 (d)	45,000	45,317
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (d)	529,277	500,115
Series 2020-1A, Class A2, 3.786% 7/20/50 (d)	256,271	247,970
Dryden 93 CLO Ltd., Series 2021-93A, Class BR, 3 mo. USD Term SOFR + 1.700%
6.031% FRN 1/15/38 (a) (d)	255,000	254,310
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class B
6.530% 2/25/38 (d)	110,282	113,023
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR, 3 mo. USD Term SOFR + 1.500%
5.803% FRN 1/17/37 (a) (d)	305,000	305,459
Frontier Issuer LLC, Series 2024-1, Class A2
6.190% 6/20/54 (d)	160,000	164,787
Hardee’s Funding LLC, Series 2021-1A, Class A2
2.865% 6/20/51 (d)	288,750	264,233
HPEFS Equipment Trust
Series 2024-2A, Class B, 5.350% 10/20/31 (d)	100,000	101,342
Series 2023-2A, Class C, 6.480% 1/21/31 (d)	140,000	141,851

The accompanying notes are an integral part of the financial statements.
14

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2023-2A, Class D, 6.970% 7/21/31 (d)	$100,000	$102,367
Invesco US CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.570%
5.860% FRN 4/22/37 (a) (d)	250,000	251,136
Madison Park Funding LX Ltd., Series 2022-60A, Class BR, 3 mo. USD Term SOFR + 1.750%
6.050% FRN 10/25/37 (a) (d)	250,000	249,336
Madison Park Funding LXI Ltd., Series 2023-61A, Class A, 3 mo. USD Term SOFR + 1.730%
6.023% FRN 1/20/37 (a) (d)	275,000	276,483
MVW LLC, Series 2023-1A, Class A
4.930% 10/20/40 (d)	310,186	311,085
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class A1R3, 3 mo. USD Term SOFR + 1.320%
5.613% FRN 1/20/39 (a) (d)	385,000	385,058
OCP CLO Ltd., Series 2017-13A, Class AR2, 3 mo. USD Term SOFR + 1.340%
5.900% FRN 11/26/37 (a) (d)	250,000	250,036
Palmer Square CLO Ltd., Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.650%
5.973% FRN 11/15/36 (a) (d)	430,000	430,912
Post Road Equipment Finance LLC, Series 2024-1A, Class A2
5.590% 11/15/29 (d)	100,491	101,175
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.452% FRN 8/20/32 (a) (d)	265,430	264,895
RR 12 Ltd., Series 2020-12A, Class AAR3, 3 mo. USD Term SOFR + 1.250%
5.552% FRN 1/15/36 (a) (d)	295,000	294,800
RR 34 Ltd., Series 2024-34RA, Class A2AR, 3 mo. USD Term SOFR + 1.700%
6.002% FRN 10/15/39 (a) (d)	305,000	303,406

	Principal Amount	Value
SEB Funding LLC, Series 2024-1A, Class A2
7.386% 4/30/54 (d)	$170,000	$176,452
Sound Point CLO XXII Ltd., Series 2019-1A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.943% FRN 1/20/32 (a) (d)	250,000	248,692
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (d)	119,822	121,710
Verizon Master Trust, Series 2023-1, Class C
4.980% 1/22/29	135,000	136,705
Voya CLO Ltd., Series 2021-2A, Class A1R, 3 mo. USD Term SOFR + 1.170%
5.473% FRN 4/20/38 (a) (d)	345,000	341,915
		8,249,797
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
2.593% 10/15/56 (d)	415,000	350,604
4.831% 10/15/29 (d)	325,000	322,229
		672,833
Student Loans Asset-Backed Securities — 0.2%
Navient Private Education Refi Loan Trust, Series 2020-CA, Class B
2.830% 11/15/68 (d)	470,000	398,485
SMB Private Education Loan Trust, Series 2020-B, Class A1A
1.290% 7/15/53 (d)	108,835	101,920
		500,405
Whole Loan Collateral Collateralized Mortgage Obligations — 0.9%
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B,
3.375% VRN 12/25/64 (a) (d) (l)	57,852	50,735
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
3.000% VRN 11/27/51 (a) (d) (l)	193,336	162,825
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (a) (d) (l)	9,612	9,302

The accompanying notes are an integral part of the financial statements.
15

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1INV, Class A11, 1 mo. USD Term SOFR + 0.964% 5.285% FRN 3/25/50 (a) (d)	$72,193	$69,543
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
3.500% VRN 11/25/57 (a) (d) (l)	13,776	12,635
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class A14,
2.902% VRN 10/25/50 (a) (d) (l)	202,091	172,334
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (a) (d) (l)	157,913	132,388
JP Morgan Mortgage Trust
Series 2020-LTV1, Class B1A, 3.253% VRN 6/25/50 (a) (d) (l)	339,151	285,400
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (a) (d) (l)	86,032	76,139
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (a) (d) (l)	8,856	8,665
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (a) (d) (l)	76,746	67,580
Series 2020-5, Class B2, 3.570% VRN 12/25/50 (a) (d) (l)	316,706	276,170
Series 2020-INV1, Class A11, 1 mo. USD Term SOFR + 0.944% 5.265% FRN 8/25/50 (a) (d)	48,606	46,811
MFA Trust, Series 2020-NQM3, Class M1,
2.654% VRN 1/26/65 (a) (d) (l)	170,000	151,490
OBX Trust, Series 2019-INV2, Class A25,
4.000% VRN 5/27/49 (a) (d) (l)	83,661	77,421
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (d) (l)	24,458	22,254
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (d) (l)	30,404	28,387

	Principal Amount	Value
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (d) (l)	$3,961	$3,840
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (a) (d) (l)	1,296	1,290
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1 mo. USD Term SOFR + 1.114%
5.435% FRN 10/25/59 (a) (d)	64,339	64,956
Verus Securitization Trust, Series 2021-5, Class A2,
1.218% VRN 9/25/66 (a) (d) (l)	221,284	187,090
		1,907,255
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (a) (d) (l)	74,062	65,357
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (a) (d) (l)	3,786	3,707
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (a) (d) (l)	45,519	41,729
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (a) (d) (l)	15,036	13,919
		124,712
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,460,469)		18,712,614
Sovereign Debt Obligations — 18.8%
Albania Government International Bond
3.500% 6/16/27 EUR (d) (e)	105,000	112,610
5.900% 6/09/28 EUR (d) (e)	170,000	192,276
Australia Government Bond
3.000% 3/21/47 AUD (d) (e)	305,000	141,856
4.500% 4/21/33 AUD (d) (e)	824,000	523,835
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (d) (e)	600,000,000	635,069

The accompanying notes are an integral part of the financial statements.
16

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brazil Notas do Tesouro Nacional Series F
10.000% 1/01/31 BRL (e)	$2,685,000	$386,772
10.000% 1/01/35 BRL (e)	5,120,000	681,498
Bulgaria Government International Bond
4.500% 1/27/33 EUR (d) (e)	198,000	228,292
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/32 EUR (d) (e)	740,000	675,924
2.500% 8/15/54 EUR (d) (e)	233,000	223,733
Canadian Government Bond
4.000% 3/01/29 CAD (e)	1,362,000	996,875
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (e)	1,454,418	1,229,592
Chile Government International Bond
4.125% 7/05/34 EUR (e)	170,000	185,152
China Government Bond
2.470% 7/25/54 CNY (e)	3,900,000	574,490
2.670% 5/25/33 CNY (e)	5,200,000	759,401
3.320% 4/15/52 CNY (e)	2,700,000	461,674
4.000% 6/24/69 CNY (e)	500,000	104,774
Colombia TES
6.000% 4/28/28 COP (e)	701,300,000	148,876
7.000% 3/26/31 COP (e)	1,310,600,000	251,242
7.250% 10/18/34 COP (e)	1,070,600,000	185,408
13.250% 2/09/33 COP (e)	395,100,000	99,715
Czech Republic Government Bond
1.500% 4/24/40 CZK (e)	31,020,000	905,991
4.900% 4/14/34 CZK (e)	8,270,000	376,974
Deutsche Bundesrepublik Inflation-Linked Bond
0.500% 4/15/30 EUR (d) (e)	1,002,304	1,088,599
Egypt Government International Bond
6.375% 4/11/31 EUR (d) (e)	160,000	146,840
Estonia Government International Bond
3.250% 1/17/34 EUR (d) (e)	275,000	293,759
French Republic Government Bond OAT
1.250% 5/25/36 EUR (d) (e)	1,152,000	988,724
2.500% 5/25/30 EUR (d) (e)	1,045,000	1,116,559
4.000% 4/25/55 EUR (d) (e)	156,000	166,597
Hungary Government Bond
2.250% 4/20/33 HUF (e)	23,110,000	44,502

	Principal Amount	Value
Hungary Government International Bond
5.000% 2/22/27 EUR (d) (e)	$107,000	$119,922
Iceland Government International Bond
4/15/28EUR (d) (e)	246,000	245,997
India Government Bond
6.540% 1/17/32 INR (e)	55,500,000	648,033
6.750% 12/23/29 INR (e)	41,840,000	494,341
7.260% 8/22/32 INR (e)	8,530,000	103,837
Indonesia Government International Bond
3.750% 6/14/28 EUR (d) (e)	505,000	554,247
Indonesia Treasury Bond
5.500% 4/15/26 IDR (e)	4,080,000,000	243,519
6.375% 4/15/32 IDR (e)	1,399,000,000	81,171
6.750% 7/15/35 IDR (e)	2,936,000,000	172,671
6.875% 4/15/29 IDR (e)	3,403,000,000	206,317
7.000% 2/15/33 IDR (e)	10,166,000,000	608,197
7.125% 8/15/40 IDR (e)	2,274,000,000	136,977
Ireland Government Bond
2.000% 2/18/45 EUR (d) (e)	68,000	59,344
Israel Government International Bond
0.625% 1/18/32 EUR (d) (e)	107,000	93,104
1.500% 1/18/27 EUR (d) (e)	230,000	241,673
Italy Buoni Poliennali Del Tesoro
1.300% 5/15/28 EUR (d) (e)	462,620	510,892
2.800% 3/01/67 EUR (d) (e)	234,000	175,499
4.500% 10/01/53 EUR (d) (e)	234,000	252,546
Ivory Coast Government International Bond
5.875% 10/17/31 EUR (d) (e)	385,000	390,282
Japan Government Forty Year Bond
1.300% 3/20/63 JPY (e)	24,700,000	112,327
Japan Government Thirty Year Bond
1.300% 6/20/52 JPY (e)	45,900,000	236,563
1.400% 9/20/52 JPY (e)	165,500,000	872,971
1.700% 9/20/44 JPY (e)	95,950,000	590,439
2.200% 6/20/54 JPY (e)	83,650,000	525,418
Japanese Government CPI-Linked Bond
0.005% 3/10/31 JPY (e)	78,102,464	540,855
0.005% 3/10/34 JPY (e)	270,726,750	1,820,767
Kingdom of Belgium Government Bond
1.000% 6/22/31 EUR (d) (e)	1,547,000	1,505,383
3.300% 6/22/54 EUR (d) (e)	304,000	291,415

The accompanying notes are an integral part of the financial statements.
17

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Latvia Government International Bond
0.375% 10/07/26 EUR (d) (e)	$894,000	$932,809
3.875% 5/22/29 EUR (d) (e)	140,000	156,883
Lithuania Government International Bond
3.500% 2/13/34 EUR (d) (e)	86,000	92,408
3.875% 6/14/33 EUR (d) (e)	366,000	406,171
Malaysia Government Bond
3.906% 7/15/26 MYR (e)	1,660,000	376,847
4.642% 11/07/33 MYR (e)	1,330,000	318,864
4.736% 3/15/46 MYR (e)	5,005,000	1,237,320
Mexican Bonos
7.500% 5/26/33 MXN (e)	3,956,000	174,138
7.750% 11/23/34 MXN (e)	2,866,000	125,726
8.500% 5/31/29 MXN (e)	9,210,000	444,291
Mexican Udibonos
4.000% 8/24/34 MXN (e)	6,308,029	286,918
Mexico Government International Bond
6.000% 5/13/30	200,000	203,844
Montenegro Government International Bond
4.875% 4/01/32 EUR (d) (e) (g)	140,000	148,361
7.250% 3/12/31 (d)	200,000	204,528
Morocco Government International Bond
1.375% 3/30/26 EUR (d) (e)	140,000	148,643
3.875% 4/02/29 EUR (d) (e) (g)	210,000	226,391
4.750% 4/02/35 EUR (d) (e) (g)	210,000	225,205
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (d) (e)	42,000	26,292
4.000% 5/20/26 AUD (d) (e)	680,000	425,684
Peru Government Bond
5.400% 8/12/34 PEN (e)	254,000	62,913
Philippines Government International Bond
0.250% 4/28/25 EUR (e)	125,000	134,816
Province of Ontario
3.500% 6/02/43 CAD (e)	38,000	24,186
Republic of Austria Government Bond
3.150% 10/20/53 EUR (d) (e)	203,000	203,891
Republic of Cote d’Ivoire
6.875% 4/01/28 XOF (d) (e) (g)	86,000,000	139,006

	Principal Amount	Value
Republic of Poland Government Bond
5.000% 10/25/34 PLN (e)	$3,624,000	$886,609
Republic of Poland Government International Bond
3.125% 10/22/31 EUR (d) (e)	195,000	210,486
3.625% 1/11/34 EUR (d) (e)	189,000	206,409
3.875% 10/22/39 EUR (d) (e)	265,000	278,146
4.875% 2/12/30	70,000	70,620
5.125% 9/18/34	275,000	272,651
5.500% 3/18/54	100,000	93,809
Republic of South Africa Government Bond
8.875% 2/28/35 ZAR (e)	8,051,000	392,956
Serbia International Bond
1.000% 9/23/28 EUR (d) (e)	285,000	276,726
3.125% 5/15/27 EUR (d) (e)	380,000	405,433
Singapore Government Bond
0.500% 11/01/25 SGD (e)	400,000	294,070
2.375% 6/01/25 SGD (e)	315,000	234,315
2.875% 7/01/29 SGD (e)	375,000	283,019
Slovenia Government Bond
0.000% 2/12/31 EUR (d) (e)	63,000	58,088
1.500% 3/25/35 EUR (d) (e)	114,000	105,080
2.250% 3/03/32 EUR (d) (e)	69,000	71,396
Spain Government Bond
0.000% 1/31/28 EUR (e)	622,000	630,694
1.900% 10/31/52 EUR (d) (e)	204,000	142,451
Sri Lanka Government Bond
20.000% 9/15/27 LKR (e)	31,000,000	128,686
Sweden Bond Inflation-Linked
0.125% 6/01/32 SEK (d) (e)	1,965,000	248,780
Thailand Government Bond
2.050% 4/17/28 THB (e)	8,100,000	241,229
2.500% 11/17/29 THB (e)	14,367,000	437,910
2.800% 6/17/34 THB (e)	2,900,000	91,173
UK Gilts
3.250% 1/22/44 GBP (d) (e)	574,000	569,519
4.250% 12/07/46 GBP (d) (e)	560,000	631,256
4.375% 7/31/54 GBP (d) (e)	183,000	204,524
		39,954,486
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $41,333,328)		39,954,486

The accompanying notes are an integral part of the financial statements.
18

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (m) — 18.6%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. REMICS
Series 5293, Class KI, 2.000% 2/25/51	$980,455	$130,496
Series 5293, Class IO, 2.000% 3/25/51	1,722,506	219,803
Series 5000, Class UI, 2.500% 7/25/50	873,198	137,921
Series 5293, Class CI, 2.500% 4/25/51	519,647	82,655
Federal National Mortgage Association Interest STRIPS
Series 435, Class C24 2.000% 4/25/52	278,079	34,398
Federal National Mortgage Association REMICS
Series 2020-97, Class AI 2.000% 1/25/51	587,909	80,444
Government National Mortgage Association REMICS
Series 2020-181, Class WI 2.000% 12/20/50	1,050,936	124,691
		810,408
Pass-Through Securities — 18.2%
Federal Home Loan Mortgage Corp.
Pool #SB0869 1.500% 2/01/36	163,341	144,811
Pool #QN7552 2.000% 8/01/36	232,772	210,870
Pool #RB5114 2.000% 6/01/41	135,236	115,761
Pool #RA3046 2.000% 7/01/50	22,972	18,541
Pool #SD8128 2.000% 2/01/51	729,219	583,335
Pool #SD8140 2.000% 4/01/51	470,447	375,744
Pool #SD8146 2.000% 5/01/51	458,483	366,188
Pool #QC2565 2.000% 6/01/51	27,601	22,045
Pool #RA6505 2.000% 12/01/51	575,542	461,841
Pool #QD9658 2.000% 2/01/52	32,093	25,542
Pool #SD1217 2.000% 3/01/52	209,017	168,574

	Principal Amount	Value
Pool #SD3580 2.000% 4/01/52	$234,493	$189,193
Pool #SD8204 2.000% 4/01/52	198,101	157,851
Pool #RA7324 2.000% 5/01/52	129,776	104,624
Pool #RB5149 2.500% 3/01/42	211,507	184,776
Pool #SD8089 2.500% 7/01/50	127,724	107,111
Pool #SD8099 2.500% 10/01/50	134,593	112,662
Pool #QC3425 2.500% 6/01/51	195,166	162,389
Pool #QC2902 2.500% 6/01/51	31,079	26,384
Pool #SD8161 2.500% 8/01/51	796,492	664,466
Pool #QC5575 2.500% 8/01/51	66,957	55,712
Pool #SD8200 2.500% 3/01/52	89,046	74,230
Pool #SD5421 2.500% 4/01/52	182,215	152,695
Pool #SD8212 2.500% 5/01/52	207,180	172,708
Pool #RB5162 3.000% 6/01/42	101,374	91,377
Pool #RB5166 3.000% 7/01/42	57,638	51,954
Pool #RB5173 3.000% 8/01/42	48,661	43,862
Pool #ZS4693 3.000% 12/01/46	59,744	53,031
Pool #G08756 3.000% 4/01/47	25,497	22,661
Pool #SD0080 3.000% 9/01/49	108,009	95,671
Pool #SD7531 3.000% 12/01/50	133,243	117,564
Pool #SD1183 3.000% 1/01/52	220,786	193,357
Pool #U90690 3.500% 6/01/42	37,245	34,834
Pool #U99051 3.500% 6/01/43	37,961	35,498
Pool #ZT0179 3.500% 11/01/47	228,363	209,870
Pool #RA1202 3.500% 8/01/49	90,826	83,188
Pool #SD0212 3.500% 12/01/49	119,272	109,240

The accompanying notes are an integral part of the financial statements.
19

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD0617 3.500% 11/01/50	$86,578	$79,188
Pool #SB8171 4.000% 6/01/37	48,499	47,480
Pool #SD8039 4.000% 1/01/50	199,769	188,357
Pool #SD0422 4.500% 7/01/45	92,091	91,174
Pool #RA2607 4.500% 5/01/50	41,780	40,489
Pool #ZS3941 5.000% 12/01/41	29,357	29,747
Pool #QF1305 5.000% 10/01/52	67,580	66,547
Pool #SD3041 5.000% 5/01/53	101,795	100,111
Pool #SD6382 5.000% 7/01/54	172,101	168,716
Pool #SD3630 5.500% 8/01/53	877,699	884,188
Pool #QH3273 5.500% 10/01/53	35,751	35,772
Pool #QI6767 5.500% 5/01/54	95,378	95,576
Pool #QJ3040 5.500% 9/01/54	221,362	222,238
Pool #QI9074 6.000% 6/01/54	72,718	74,043
Pool #RJ1975 6.000% 7/01/54	156,607	160,218
Pool #SD4694 6.500% 1/01/54	116,199	120,646
Pool #QJ5643 6.500% 9/01/54	111,263	114,877
Pool #QX0557 6.500% 12/01/54	77,463	79,972
Pool #QX2526 6.500% 1/01/55	114,476	118,167
Pool #QX3636 6.500% 1/01/55	37,195	38,400
Pool #SD5620 7.000% 6/01/54	133,458	139,988
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	192,941	158,131
Pool #BP3454 2.000% 5/01/36	200,373	181,770
Pool #FM8732 2.000% 9/01/36	238,503	218,148
Pool #MA4602 2.000% 5/01/37	337,864	305,756

	Principal Amount	Value
Pool #FS7471 2.000% 3/01/38	$240,494	$217,715
Pool #MA4570 2.000% 3/01/42	182,730	154,968
Pool #FS2763 2.000% 8/01/42	41,778	35,431
Pool #FS5191 2.000% 8/01/42	48,004	40,711
Pool #CA6587 2.000% 8/01/50	99,927	80,654
Pool #MA4158 2.000% 10/01/50	239,519	191,602
Pool #MA4255 2.000% 2/01/51	1,505,051	1,203,958
Pool #MA4511 2.000% 1/01/52	339,502	270,522
Pool #CB2848 2.000% 2/01/52	514,612	412,948
Pool #MA4547 2.000% 2/01/52	446,543	355,815
Pool #MA4562 2.000% 3/01/52	687,128	547,518
Pool #FS1571 2.000% 4/01/52	22,832	18,193
Pool #MA4622 2.000% 6/01/52	628,051	500,247
Pool #BM3859 2.500% 8/01/31	60,101	57,599
Pool #BM1890 2.500% 1/01/32	41,021	39,443
Pool #FS7780 2.500% 5/01/37	241,731	225,304
Pool #CB4726 2.500% 9/01/37	109,815	101,803
Pool #FS4054 2.500% 2/01/38	39,003	36,133
Pool #MA4078 2.500% 7/01/50	24,716	20,727
Pool #BT0163 2.500% 6/01/51	42,364	35,964
Pool #CB1280 2.500% 8/01/51	55,105	46,177
Pool #CB1331 2.500% 8/01/51	621,573	520,872
Pool #CB2045 2.500% 11/01/51	39,852	33,670
Pool #CB2638 2.500% 1/01/52	1,110,268	932,823
Pool #MA4512 2.500% 1/01/52	26,893	22,427
Pool #CB2538 2.500% 1/01/52	924,015	778,647

The accompanying notes are an integral part of the financial statements.
20

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS5037 2.500% 2/01/52	$250,695	$209,140
Pool #CB2804 2.500% 2/01/52	432,792	364,704
Pool #FS4283 2.500% 3/01/52	51,870	43,466
Pool #FS2573 2.500% 3/01/52	72,439	61,201
Pool #MA4623 2.500% 6/01/52	241,424	201,255
Pool #BM5111 3.000% 11/01/33	65,604	63,463
Pool #BO7256 3.000% 1/01/35	134,494	128,476
Pool #FM2547 3.000% 2/01/35	78,716	75,243
Pool #FM8540 3.000% 11/01/35	132,169	128,029
Pool #MA4632 3.000% 6/01/42	26,085	23,513
Pool #MA4695 3.000% 7/01/42	155,637	140,290
Pool #BM4221 3.000% 1/01/43	104,490	94,510
Pool #BM5468 3.000% 2/01/43	154,685	139,985
Pool #AB9248 3.000% 5/01/43	38,579	34,919
Pool #AU1629 3.000% 7/01/43	11,160	10,084
Pool #AS0406 3.000% 9/01/43	63,037	56,968
Pool #MA2806 3.000% 11/01/46	172,806	153,659
Pool #AS8295 3.000% 11/01/46	218,691	195,281
Pool #FM1000 3.000% 4/01/47	144,096	128,131
Pool #BM4744 3.000% 6/01/47	98,338	87,811
Pool #FM1445 3.000% 8/01/49	96,369	85,421
Pool #CA4108 3.000% 9/01/49	170,136	150,488
Pool #CA5540 3.000% 4/01/50	11,517	10,130
Pool #CA6314 3.000% 7/01/50	169,513	147,447
Pool #BQ1348 3.000% 8/01/50	95,530	83,752
Pool #CA6738 3.000% 8/01/50	188,514	165,271

	Principal Amount	Value
Pool #BQ5052 3.000% 9/01/50	$6,484	$5,688
Pool #AS4449 3.500% 2/01/35	67,345	64,838
Pool #FM3340 3.500% 5/01/35	5,379	5,255
Pool #FM8137 3.500% 9/01/35	56,425	55,159
Pool #MA1283 3.500% 12/01/42	33,029	30,821
Pool #MA1373 3.500% 3/01/43	50,564	47,143
Pool #MA1437 3.500% 5/01/43	45,468	42,351
Pool #AL6167 3.500% 1/01/44	445,470	415,414
Pool #AS5182 3.500% 6/01/45	287,991	265,210
Pool #FS1400 3.500% 7/01/47	19,704	18,427
Pool #BM4582 3.500% 8/01/47	85,358	78,739
Pool #CA0858 3.500% 12/01/47	39,159	35,767
Pool #MA3238 3.500% 1/01/48	171,435	156,588
Pool #BH9277 3.500% 2/01/48	300,514	274,488
Pool #FM1001 3.500% 11/01/48	35,910	32,800
Pool #FM8086 3.500% 7/01/51	97,539	88,025
Pool #BV3533 3.500% 2/01/52	33,920	30,686
Pool #FS1694 4.000% 7/01/35	85,453	84,486
Pool #BF0198 4.000% 11/01/40	77,001	74,980
Pool #MA0639 4.000% 2/01/41	257,662	247,924
Pool #FS2119 4.000% 3/01/46	74,048	71,173
Pool #AL8387 4.000% 3/01/46	457,228	435,803
Pool #MA3088 4.000% 8/01/47	24,766	23,452
Pool #MA3467 4.000% 9/01/48	3,179	3,000
Pool #BM5527 4.000% 10/01/48	83,510	79,261
Pool #BM5147 4.000% 10/01/48	19,290	18,345

The accompanying notes are an integral part of the financial statements.
21

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA3503 4.000% 5/01/49	$42,403	$39,993
Pool #CA4571 4.000% 11/01/49	64,456	60,774
Pool #CA4823 4.000% 12/01/49	80,886	76,265
Pool #CB4379 4.000% 8/01/52	192,041	179,104
Pool #MA4804 4.000% 11/01/52	29,059	27,117
Pool #MA4839 4.000% 12/01/52	162,139	151,306
Pool #AL0065 4.500% 4/01/41	148,843	147,225
Pool #AI1888 4.500% 5/01/41	165,565	163,727
Pool #BM4185 4.500% 9/01/46	122,862	120,523
Pool #FM5708 4.500% 5/01/47	133,275	131,727
Pool #BM3148 4.500% 11/01/47	112,100	109,370
Pool #BM4343 4.500% 5/01/48	108,901	106,215
Pool #CA2207 4.500% 8/01/48	24,895	24,149
Pool #CA5186 4.500% 1/01/50	23,906	23,174
Pool #CA5696 4.500% 5/01/50	56,978	55,199
Pool #MA4656 4.500% 7/01/52	362,330	347,620
Pool #AD6438 5.000% 6/01/40	35,582	36,054
Pool #FM8543 5.000% 11/01/44	154,016	156,093
Pool #FM4212 5.000% 12/01/47	295,519	299,205
Pool #FS2620 5.000% 8/01/52	39,690	39,207
Pool #BW7752 5.000% 10/01/52	86,142	84,824
Pool #BY0545 5.000% 5/01/53	362,179	355,452
Pool #FS7303 5.000% 7/01/53	206,449	202,840
Pool #CB7095 5.000% 9/01/53	298,450	294,445
Pool #BM3279 5.500% 5/01/44	453,803	469,778
Pool #CB5294 5.500% 11/01/52	335,258	337,423

	Principal Amount	Value
Pool #FS5115 5.500% 6/01/53	$9,108	$9,141
Pool #FA0048 5.500% 9/01/53	14,226	14,354
Pool #DB0817 5.500% 4/01/54	166,226	166,398
Pool #CB8483 5.500% 5/01/54	25,534	25,715
Pool #BM4971 6.000% 7/01/41	137,228	144,574
Pool #CB5702 6.000% 2/01/53	301,988	310,743
Pool #FS5460 6.000% 5/01/53	122,168	125,710
Pool #MA5247 6.000% 1/01/54	828,850	842,780
Pool #CB9011 6.000% 8/01/54	299,030	306,111
Pool #FS8793 6.000% 8/01/54	109,020	110,920
Pool #CB7346 6.500% 10/01/53	82,001	85,164
Pool #CB7523 6.500% 11/01/53	165,219	171,244
Pool #CB7866 6.500% 1/01/54	202,440	210,202
Pool #CB8226 6.500% 3/01/54	9,077	9,399
Pool #CB8505 6.500% 5/01/54	295,886	307,324
Pool #DC1965 6.500% 9/01/54	64,269	66,357
Pool #DC9630 6.500% 1/01/55	69,950	72,216
Government National Mortgage Association
Pool #AA5821 3.000% 11/15/42	31,852	28,847
Government National Mortgage Association II
Pool #MA7736 1.500% 12/20/36	53,426	47,115
Pool #MA7796 1.500% 1/20/37	71,979	63,476
Pool #MA8015 1.500% 5/20/37	127,367	112,322
Pool #MA7135 2.000% 1/20/51	648,490	530,456
Pool #MA7192 2.000% 2/20/51	188,472	154,219
Pool #MA7826 2.000% 1/20/52	417,014	341,356

The accompanying notes are an integral part of the financial statements.
22

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA7935 2.000% 3/20/52	$687,259	$562,356
Pool #MA6819 2.500% 8/20/50	263,730	225,394
Pool #MA7312 2.500% 4/20/51	323,605	276,330
Pool #MA7649 2.500% 10/20/51	237,837	202,869
Pool #MA7705 2.500% 11/20/51	520,178	443,698
Pool #MA7936 2.500% 3/20/52	465,994	397,481
Pool #MA2600 3.000% 2/20/45	63,162	57,082
Pool #MA3662 3.000% 5/20/46	81,914	73,626
Pool #MA3802 3.000% 7/20/46	39,140	35,180
Pool #MA3873 3.000% 8/20/46	228,226	205,135
Pool #MA6144 3.000% 9/20/49	10,841	9,453
Pool #MA6209 3.000% 10/20/49	68,799	59,989
Pool #MA6399 3.000% 1/20/50	37,170	32,410
Pool #MA6589 3.000% 4/20/50	53,089	46,042
Pool #MA7473 3.000% 7/20/51	644,014	570,804
Pool #MA8098 3.000% 6/20/52	166,445	147,472
Pool #MA0318 3.500% 8/20/42	128,329	120,351
Pool #MA0852 3.500% 3/20/43	91,310	85,519
Pool #783802 3.500% 4/20/43	13,774	12,827
Pool #MA1090 3.500% 6/20/43	107,842	100,939
Pool #AL1773 3.500% 1/20/45	129,410	119,817
Pool #MA3310 3.500% 12/20/45	58,119	53,935
Pool #MA3597 3.500% 4/20/46	86,028	79,754
Pool #MA3663 3.500% 5/20/46	66,292	61,458
Pool #MA3803 3.500% 7/20/46	12,920	11,957
Pool #MA3937 3.500% 9/20/46	85,787	79,397

	Principal Amount	Value
Pool #786092 3.500% 1/20/47	$119,965	$111,329
Pool #784346 3.500% 7/20/47	19,652	18,219
Pool #MA4586 3.500% 7/20/47	29,394	27,186
Pool #MA4719 3.500% 9/20/47	10,289	9,516
Pool #BC1919 3.500% 9/20/47	40,156	37,027
Pool #784793 3.500% 12/20/47	5,328	4,916
Pool #785327 3.500% 10/20/49	52,481	48,461
Pool #MA3245 4.000% 11/20/45	125,293	119,611
Pool #MA4511 4.000% 6/20/47	76,659	72,847
Pool #MA4838 4.000% 11/20/47	67,417	64,002
Pool #MA8346 4.000% 10/20/52	514,495	483,604
Pool #5234 4.500% 11/20/41	107,854	106,319
Pool #MA2894 4.500% 6/20/45	114,706	112,882
Pool #MA2963 4.500% 7/20/45	44,227	43,377
Pool #MA3312 4.500% 12/20/45	2,125	2,084
Pool #MA4588 4.500% 7/20/47	201,354	196,730
Pool #MA4654 4.500% 8/20/47	31,815	31,085
Pool #MA5079 4.500% 3/20/48	47,779	46,652
Pool #MA5265 4.500% 6/20/48	165	161
Pool #MA5399 4.500% 8/20/48	40,274	39,287
Pool #MA5711 4.500% 1/20/49	65,371	63,666
Pool #786255 4.500% 9/20/49	62,165	60,504
Pool #MA4781 5.000% 10/20/47	219,820	221,682
Pool #MA5194 5.000% 5/20/48	43,906	44,003
Pool #BF2644 5.000% 5/20/48	4,447	4,442
Pool #BF2878 5.000% 6/20/48	15,018	15,000

The accompanying notes are an integral part of the financial statements.
23

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA5988 5.000% 6/20/49	$122,986	$122,836
Pool #MA6042 5.000% 7/20/49	178,236	178,074
Pool #MA5081 5.500% 3/20/48	34,240	35,383
Pool #MA5140 5.500% 4/20/48	25,712	26,575
Pool #MA5195 5.500% 5/20/48	75,197	77,462
Pool #MA5469 5.500% 9/20/48	298	307
Pool #MA5531 5.500% 10/20/48	6,950	7,131
Pool #MA5598 5.500% 11/20/48	33,738	34,660
Pool #MA5654 5.500% 12/20/48	92,675	95,090
Pool #MA5713 5.500% 1/20/49	23,905	24,438
Pool #MA5820 5.500% 3/20/49	24,178	24,838
Pool #MA8271 6.000% 9/20/52	151,064	153,952
Pool #MA8350 6.000% 10/20/52	91,215	92,959
Pool #MA9853 6.500% 8/20/54	160,220	163,992
Government National Mortgage Association II, TBA
5.000% 4/20/55 (g)	175,000	172,158
5.500% 4/20/55 (g)	635,000	636,392
Uniform Mortgage-Backed Security, TBA
5.000% 4/01/40 (g)	170,000	170,896
6.000% 4/01/55 (g)	210,000	213,281
6.500% 4/01/55 (g)	195,000	201,109
		38,892,542
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $41,766,115)		39,702,950
U.S. Treasury Obligations — 22.3%
U.S. Treasury Bonds & Notes — 22.3%
U.S. Treasury Bonds
1.125% 5/15/40	420,000	265,833
3.375% 8/15/42 (n)	9,575,000	8,206,075
4.000% 11/15/42	8,030,000	7,489,230
4.500% 2/15/44	340,000	334,701

	Principal Amount	Value
4.500% 11/15/54	$6,020,000	$5,929,700
4.750% 2/15/45	530,000	539,771
U.S. Treasury Notes
0.625% 8/15/30	835,000	700,030
1.500% 1/31/27	6,300,000	6,032,035
3.125% 8/31/27	2,660,000	2,612,553
3.875% 3/31/27	815,000	814,681
3.875% 11/30/27 (n)	1,100,000	1,099,415
4.000% 3/31/30	1,025,000	1,027,003
4.125% 9/30/27	5,655,000	5,687,925
4.125% 10/31/27	1,400,000	1,407,818
4.250% 1/31/30	800,000	810,250
4.250% 11/15/34	245,000	245,689
4.375% 12/31/29	1,320,000	1,343,822
4.375% 5/15/34	1,390,000	1,408,678
4.625% 9/30/28	1,005,000	1,028,398
4.625% 2/15/35	570,000	588,792
		47,572,399
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,578,886)		47,572,399
TOTAL BONDS & NOTES (Cost $212,831,134)		207,403,053
TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $296,391)		249,654
TOTAL LONG-TERM INVESTMENTS (Cost $213,127,525)		207,652,707

	Number of Shares
Short-Term Investments — 5.3%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (o)	907,838	907,838
Mutual Fund — 2.9%
T. Rowe Price Government Reserve Investment Fund, 1.204% (p)	6,162,308	6,162,308

Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (q)	$1,957,480	1,957,480

The accompanying notes are an integral part of the financial statements.
24

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sovereign Debt Obligations — 1.1%
Canada Treasury Bills
3.011% 4/24/25 CAD (e) (r)	$1,975,000	$1,370,032
3.019% 4/24/25 CAD (e) (r)	1,178,000	817,163
Egypt Treasury Bills
26.201% 9/23/25 EGP (e) (r)	5,525,000	97,285
26.999% 6/17/25 EGP (e) (r)	5,250,000	98,522
		2,383,002
TOTAL SHORT-TERM INVESTMENTS (Cost $11,412,039)		11,410,628
TOTAL INVESTMENTS — 102.9% (Cost $224,539,564) (s)		219,063,335
Other Assets/ (Liabilities) — (2.9)%		(6,180,158)
NET ASSETS — 100.0%		$212,883,177

Abbreviation Legend

CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
OAT	Obligations Assimilables du Tresor
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STEP	Step Coupon Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2025, where the rate will be determined at time of settlement.
(c)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $34,934 or 0.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $60,491,889 or 28.42% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $1,244,679 or 0.58% of net assets. The Fund received $363,206 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Security is perpetual and has no stated maturity date.
(i)	Investment is valued using significant unobservable inputs.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $100,004 or 0.05% of net assets.
(k)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2025, these securities amounted to a value of $156,356 or 0.07% of net assets.

(l)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(m)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(n)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(o)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(p)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(q)
Maturity value of $1,957,629. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,996,824.

(r)	The rate shown represents yield-to-maturity.
(s)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
25

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	65.9%
United Kingdom	2.7%
Canada	2.2%
Japan	2.2%
France	2.1%
Germany	2.0%
Cayman Islands	1.8%
Indonesia	1.1%
China	1.0%
Spain	1.0%
Australia	1.0%
Brazil	1.0%
Poland	0.9%
Belgium	0.9%
Italy	0.9%
Malaysia	0.9%
Mexico	0.9%
Czech Republic	0.9%
Chile	0.7%
India	0.6%
Latvia	0.5%
Denmark	0.5%
Luxembourg	0.4%
Singapore	0.4%
Thailand	0.4%
Colombia	0.3%
Serbia	0.3%
Morocco	0.3%
Iceland	0.2%
Ivory Coast	0.2%
Norway	0.2%

Lithuania	0.2%
Netherlands	0.2%
South Africa	0.2%
Montenegro	0.2%
Slovenia	0.2%
Israel	0.2%
Republic of Korea	0.2%
Austria	0.1%
Albania	0.1%
Estonia	0.1%
Ireland	0.1%
Sweden	0.1%
Switzerland	0.1%
Bulgaria	0.1%
Portugal	0.1%
Macau	0.1%
Tanzania, United Republic Of	0.1%
Saudi Arabia	0.1%
United Arab Emirates	0.1%
Kuwait	0.1%
Hungary	0.1%
Puerto Rico	0.1%
Egypt	0.1%
Philippines	0.1%
Sri Lanka	0.1%
Peru	0.0%
Bermuda	0.0%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call GBP Put	Bank of America N.A.*	12/16/25	1.27	1,400,000	USD	1,400,000	$25,004	$44,054	$(19,050)
USD Call CAD Put	Bank of America N.A.*	12/16/25	1.40	1,400,000	USD	1,400,000	36,804	32,164	4,640
USD Call CNH Put	HSBC Bank USA*	5/08/25	7.30	595,000	USD	595,000	1,822	6,676	(4,854)
							$63,630	$82,894	$(19,264)
Put
USD Put GBP Call	Bank of America N.A.*	12/16/25	1.27	1,400,000	USD	1,400,000	$50,417	$44,054	$6,363
USD Put CAD Call	Bank of America N.A.*	12/16/25	1.40	1,400,000	USD	1,400,000	19,786	32,123	(12,337)
USD Put ILS Call	Barclays Bank PLC*	6/18/25	3.57	122,000	USD	122,000	518	1,052	(534)
USD Put ILS Call	BNP Paribas SA*	4/21/25	3.55	400,000	USD	400,000	125	7,979	(7,854)
							$70,846	$85,208	$(14,362)
							$ 134,476	$ 168,102	$ (33,626)

The accompanying notes are an integral part of the financial statements.
26

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.*	12/16/26	6-Month EURIBOR	Semi-Annually	2.27%##	Annually	EUR	1,330,000	$22,491	$49,317	$(26,826)
Put
30-Year Interest Rate Swap, 7/11/55	Barclays Bank PLC*	7/09/25	4.55%##	Annually	12-Month USD SOFR	Annually	USD	1,800,000	$4,853	$29,654	$(24,801)
10-Year Interest Rate Swap, 12/18/36	Citibank N.A.*	12/16/26	2.27%##	Annually	6-Month EURIBOR	Semi-Annually	EUR	1,330,000	87,834	49,317	38,517
									$92,687	$78,971	$13,716
									$ 115,178	$ 128,288	$ (13,110)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/11/25	USD	578,419	IDR	9,431,060,330	$9,250
Bank of America N.A.*	4/11/25	USD	59,121	KRW	85,233,000	1,212
Bank of America N.A.*	4/17/25	ZAR	4,263,793	USD	228,583	3,695
Bank of America N.A.*	4/17/25	USD	713,322	HUF	267,772,000	(4,961)
Bank of America N.A.*	4/18/25	TRY	9,814,000	USD	253,559	(168)
Bank of America N.A.*	4/24/25	USD	443,668	AUD	721,000	(6,929)
Bank of America N.A.*	4/25/25	JPY	233,776,000	USD	1,550,871	11,757
Bank of America N.A.*	4/25/25	CAD	756,160	USD	527,116	(1,042)
Bank of America N.A.*	4/25/25	USD	530,711	EUR	484,000	6,715
Bank of America N.A.*	4/25/25	USD	327,068	JPY	49,094,000	(1,091)
Bank of America N.A.*	5/09/25	USD	70,364	CLP	66,401,354	445
Bank of America N.A.*	5/16/25	USD	86,279	PLN	350,981	(4,195)
Bank of America N.A.*	5/23/25	USD	234,190	EUR	221,569	(6,067)
Bank of America N.A.*	6/06/25	USD	494,390	COP	2,063,457,228	5,275
Bank of America N.A.*	6/06/25	COP	87,846,187	USD	20,777	46
Bank of America N.A.*	6/09/25	USD	2,084,183	MYR	9,233,171	(1,741)
Barclays Bank PLC*	4/11/25	IDR	10,766,233,984	USD	660,293	(10,545)
Barclays Bank PLC*	4/16/25	MXN	6,559,105	USD	320,218	(317)
Barclays Bank PLC*	4/17/25	USD	231,951	ZAR	4,354,326	(5,258)
Barclays Bank PLC*	4/25/25	USD	447,522	EUR	424,878	(12,467)
Barclays Bank PLC*	5/23/25	GBP	325,000	USD	409,116	10,674
Barclays Bank PLC*	5/23/25	USD	960,028	GBP	748,000	(6,136)
Barclays Bank PLC*	6/20/25	USD	411,758	EUR	376,501	2,840
BNP Paribas SA*	4/11/25	PEN	3,833,000	USD	1,016,199	26,903
BNP Paribas SA*	4/11/25	KRW	441,695,000	USD	304,782	(4,677)
BNP Paribas SA*	4/11/25	TWD	2,189,000	USD	66,915	(933)
BNP Paribas SA*	4/11/25	USD	1,340,055	TWD	44,036,892	12,670
BNP Paribas SA*	4/11/25	USD	1,372,375	PEN	5,178,200	(36,806)
BNP Paribas SA*	4/11/25	USD	56,458	INR	4,933,000	(1,219)
BNP Paribas SA*	4/16/25	MXN	27,421,867	USD	1,302,759	34,660
BNP Paribas SA*	4/16/25	USD	3,248,147	MXN	68,497,382	(92,605)
BNP Paribas SA*	4/17/25	CZK	2,891,000	USD	119,406	5,878

The accompanying notes are an integral part of the financial statements.
27

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	4/25/25	USD	12,681,467	CAD	18,180,418	$33,031
BNP Paribas SA*	4/25/25	EUR	475,323	USD	512,421	2,181
BNP Paribas SA*	5/16/25	PLN	1,198,000	USD	300,540	8,277
BNP Paribas SA*	5/16/25	USD	379,800	PLN	1,503,710	(7,822)
BNP Paribas SA*	5/23/25	USD	10,746,265	EUR	10,234,820	(351,774)
BNP Paribas SA*	6/03/25	USD	265,729	BRL	1,547,146	(1,953)
BNP Paribas SA*	6/06/25	USD	257,218	COP	1,062,993,117	5,250
BNP Paribas SA*	6/09/25	MYR	600,300	USD	135,572	45
Citibank N.A.*	4/11/25	USD	524,447	IDR	8,627,567,714	3,769
Citibank N.A.*	4/17/25	HUF	142,848,000	USD	358,779	24,402
Citibank N.A.*	4/17/25	ILS	897,500	USD	252,326	(10,865)
Citibank N.A.*	4/17/25	ZAR	1,259,376	USD	67,438	1,169
Citibank N.A.*	4/17/25	USD	1,186,330	ZAR	22,692,592	(49,885)
Citibank N.A.*	4/17/25	USD	606,997	RON	2,908,000	(24,410)
Citibank N.A.*	4/17/25	USD	42,738	CZK	984,790	61
Citibank N.A.*	4/18/25	TRY	16,006,000	USD	415,093	(1,829)
Citibank N.A.*	4/25/25	USD	302,247	JPY	46,345,000	(7,537)
Citibank N.A.*	5/09/25	UAH	5,148,000	USD	118,345	4,735
Citibank N.A.*	5/09/25	USD	69,289	CLP	66,137,320	(352)
Citibank N.A.*	5/13/25	EGP	3,805,000	USD	72,893	908
Citibank N.A.*	5/13/25	USD	114,859	EGP	6,099,000	(3,435)
Citibank N.A.*	5/16/25	USD	201,817	PLN	780,000	750
Citibank N.A.*	5/23/25	EUR	45,000	USD	49,317	(521)
Citibank N.A.*	5/23/25	USD	218,132	EUR	205,000	(4,158)
Citibank N.A.*	6/11/25	EGP	2,928,000	USD	56,254	(230)
Citibank N.A.*	6/13/25	USD	812,247	SGD	1,083,802	2,543
Citibank N.A.*	6/20/25	USD	740,652	EUR	684,546	(2,832)
Citibank N.A.*	9/11/25	EGP	3,043,000	USD	56,321	(296)
Citibank N.A.*	9/11/25	USD	104,889	EGP	5,811,921	(2,113)
Deutsche Bank AG*	4/11/25	TWD	36,440,000	USD	1,109,285	(10,889)
Deutsche Bank AG*	4/11/25	IDR	4,681,631,000	USD	289,702	(7,163)
Deutsche Bank AG*	4/11/25	PEN	803,000	USD	216,442	2,084
Deutsche Bank AG*	4/11/25	INR	110,548,465	USD	1,268,412	24,136
Deutsche Bank AG*	4/11/25	USD	670,048	TWD	22,019,108	6,335
Deutsche Bank AG*	4/17/25	HUF	113,156,000	USD	293,616	9,918
Deutsche Bank AG*	4/17/25	USD	493,555	ILS	1,797,500	9,959
Deutsche Bank AG*	4/25/25	EUR	413,583	USD	448,549	(789)
Deutsche Bank AG*	4/25/25	JPY	211,099,522	USD	1,403,097	7,956
Deutsche Bank AG*	5/16/25	PLN	45	USD	12	—
Deutsche Bank AG*	5/23/25	GBP	109,695	USD	138,175	3,515
Deutsche Bank AG*	5/23/25	USD	207,437	EUR	190,943	389
Deutsche Bank AG*	6/03/25	USD	278,028	BRL	1,642,000	(6,065)
Deutsche Bank AG*	7/11/25	USD	577,775	INR	49,964,000	(2,761)
Goldman Sachs International*	4/11/25	USD	1,160,157	IDR	18,862,124,807	21,818
Goldman Sachs International*	4/11/25	USD	364,208	INR	31,573,528	(4,955)
Goldman Sachs International*	4/11/25	IDR	18,871,770,530	USD	1,138,768	154
Goldman Sachs International*	4/11/25	TWD	13,632,000	USD	412,684	(1,781)
Goldman Sachs International*	4/11/25	INR	60,244,399	USD	701,618	2,769
Goldman Sachs International*	4/11/25	USD	268,240	KRW	392,918,000	1,276

The accompanying notes are an integral part of the financial statements.
28

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International*	4/16/25	USD	286,014	MXN	6,000,000	$(6,618)
Goldman Sachs International*	4/25/25	EUR	1,147,371	USD	1,201,986	40,200
Goldman Sachs International*	4/25/25	JPY	5,933,000	USD	39,604	54
Goldman Sachs International*	5/09/25	USD	156,933	CLP	147,538,559	1,581
Goldman Sachs International*	5/23/25	USD	76,242	EUR	73,000	(2,915)
Goldman Sachs International*	6/03/25	BRL	1,590,000	USD	274,119	977
Goldman Sachs International*	6/03/25	USD	176,230	BRL	1,028,040	(1,638)
Goldman Sachs International*	6/06/25	COP	1,125,637,000	USD	270,156	(3,339)
Goldman Sachs International*	6/06/25	USD	1,119,551	THB	37,571,000	6,954
Goldman Sachs International*	6/13/25	CNH	447,000	USD	61,657	166
Goldman Sachs International*	7/11/25	USD	1,072,033	IDR	17,856,858,530	(1,593)
Goldman Sachs International*	7/11/25	USD	697,181	INR	60,244,399	(2,803)
HSBC Bank USA*	4/17/25	HUF	24,142,906	USD	59,772	4,990
HSBC Bank USA*	4/17/25	ZAR	12,489,529	USD	658,867	21,520
HSBC Bank USA*	4/17/25	CZK	2,368,668	USD	98,583	4,066
HSBC Bank USA*	4/17/25	USD	301,014	CZK	7,389,000	(19,195)
HSBC Bank USA*	4/24/25	USD	270,332	AUD	433,000	(276)
HSBC Bank USA*	4/25/25	EUR	303,588	USD	317,544	11,132
HSBC Bank USA*	4/25/25	JPY	224,819,000	USD	1,485,196	17,562
HSBC Bank USA*	4/25/25	USD	17,169,699	EUR	16,587,787	(788,852)
HSBC Bank USA*	4/25/25	USD	597,938	JPY	89,800,000	(2,312)
HSBC Bank USA*	5/09/25	USD	37,492	CLP	35,604,374	2
HSBC Bank USA*	5/16/25	PLN	780,000	USD	196,456	4,610
HSBC Bank USA*	6/06/25	USD	780,998	THB	26,144,382	6,780
HSBC Bank USA*	6/20/25	USD	5,322,976	EUR	4,835,522	71,122
HSBC Bank USA*	9/12/25	USD	2,004,428	CNH	14,376,361	4,390
JP Morgan Chase Bank N.A.*	4/11/25	PEN	1,213,000	USD	324,124	5,979
JP Morgan Chase Bank N.A.*	4/11/25	IDR	26,650,369,378	USD	1,620,497	(12,133)
JP Morgan Chase Bank N.A.*	4/11/25	KRW	445,107,000	USD	309,078	(6,655)
JP Morgan Chase Bank N.A.*	4/11/25	USD	242,471	PEN	913,800	(6,208)
JP Morgan Chase Bank N.A.*	4/11/25	USD	1,538,251	INR	134,286,336	(31,844)
JP Morgan Chase Bank N.A.*	4/17/25	CZK	34,340,772	USD	1,398,068	90,120
JP Morgan Chase Bank N.A.*	4/17/25	ILS	900,000	USD	254,429	(12,295)
JP Morgan Chase Bank N.A.*	4/17/25	RON	245,000	USD	51,408	1,788
JP Morgan Chase Bank N.A.*	4/17/25	USD	639,558	HUF	256,596,000	(48,746)
JP Morgan Chase Bank N.A.*	4/17/25	USD	2,020,428	CZK	49,600,415	(129,050)
JP Morgan Chase Bank N.A.*	4/18/25	USD	368,377	TRY	14,175,000	2,388
JP Morgan Chase Bank N.A.*	4/24/25	USD	53,388	NZD	95,000	(578)
JP Morgan Chase Bank N.A.*	4/24/25	USD	1,603,876	AUD	2,585,000	(11,649)
JP Morgan Chase Bank N.A.*	4/25/25	CHF	15,000	USD	16,721	280
JP Morgan Chase Bank N.A.*	4/25/25	CAD	4,501,299	USD	3,123,721	7,912
JP Morgan Chase Bank N.A.*	4/25/25	USD	98,272	CAD	140,000	872
JP Morgan Chase Bank N.A.*	4/25/25	USD	2,085,696	JPY	318,548,000	(43,574)
JP Morgan Chase Bank N.A.*	5/13/25	EGP	2,294,000	USD	44,500	(7)
JP Morgan Chase Bank N.A.*	5/16/25	USD	69,278	PLN	276,000	(1,869)
JP Morgan Chase Bank N.A.*	5/23/25	EUR	194,460	USD	205,911	4,951
JP Morgan Chase Bank N.A.*	5/23/25	USD	71,837	GBP	57,000	(1,788)
JP Morgan Chase Bank N.A.*	5/23/25	USD	110,405	EUR	101,788	32
JP Morgan Chase Bank N.A.*	9/24/25	EGP	8,435,000	USD	154,346	79

The accompanying notes are an integral part of the financial statements.
29

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC*	4/16/25	MXN	941,411	USD	45,481	$434
Morgan Stanley & Co. LLC*	4/17/25	ZAR	1,746,924	USD	94,577	590
Morgan Stanley & Co. LLC*	4/24/25	AUD	1,651,239	USD	1,025,737	6,224
Morgan Stanley & Co. LLC*	4/25/25	CAD	553,986	USD	384,923	494
Morgan Stanley & Co. LLC*	4/25/25	USD	338,667	JPY	51,599,780	(6,242)
Royal Bank of Canada*	4/24/25	AUD	1,180,000	USD	746,252	(8,797)
Royal Bank of Canada*	4/25/25	CAD	2,402,115	USD	1,682,485	(11,291)
Royal Bank of Canada*	4/25/25	USD	458,313	JPY	69,750,000	(7,917)
Royal Bank of Canada*	4/25/25	USD	585,840	CAD	842,000	46
Royal Bank of Canada*	4/25/25	EUR	515,000	USD	556,762	796
Royal Bank of Canada*	5/23/25	USD	2,567,786	GBP	2,039,858	(67,024)
State Street Bank and Trust*	4/16/25	MXN	15,871,417	USD	760,229	13,851
State Street Bank and Trust*	4/17/25	HUF	227,614,697	USD	564,367	46,197
State Street Bank and Trust*	4/17/25	USD	170,866	CZK	3,939,160	159
State Street Bank and Trust*	4/24/25	AUD	959,397	USD	597,625	1,961
State Street Bank and Trust*	4/24/25	USD	602,463	AUD	970,000	(3,749)
State Street Bank and Trust*	4/25/25	CHF	691,000	USD	766,398	16,807
State Street Bank and Trust*	4/25/25	CAD	8,253,287	USD	5,759,543	(17,586)
State Street Bank and Trust*	4/25/25	JPY	25,516,733	USD	168,624	1,938
State Street Bank and Trust*	4/25/25	USD	3,794,241	JPY	585,795,904	(121,394)
State Street Bank and Trust*	4/25/25	USD	2,744,760	CAD	3,920,849	16,957
State Street Bank and Trust*	4/25/25	EUR	1,157,000	USD	1,251,332	1,279
State Street Bank and Trust*	5/16/25	PLN	234,271	USD	58,781	1,609
State Street Bank and Trust*	5/23/25	EUR	530,000	USD	569,810	4,891
State Street Bank and Trust*	5/30/25	USD	239,825	SEK	2,535,334	(13,280)
State Street Bank and Trust*	6/13/25	CNY	7,651,354	USD	1,058,694	1,427
UBS AG*	4/11/25	USD	1,479,863	IDR	24,049,252,041	28,478
UBS AG*	4/16/25	MXN	12,501,677	USD	604,563	5,168
UBS AG*	4/16/25	USD	489,115	MXN	10,013,338	745
UBS AG*	4/17/25	CZK	7,303,000	USD	305,916	10,566
UBS AG*	4/24/25	NZD	95,000	USD	53,440	526
UBS AG*	4/25/25	EUR	5,679,735	USD	5,866,257	282,833
UBS AG*	4/25/25	CHF	272,000	USD	302,954	5,341
UBS AG*	4/25/25	USD	45,363	CAD	65,100	72
UBS AG*	4/25/25	USD	693,655	JPY	103,171,000	4,029
UBS AG*	4/25/25	USD	710,490	EUR	656,352	(101)
UBS AG*	4/25/25	USD	1,914,338	CHF	1,714,000	(28,375)
UBS AG*	5/09/25	CLP	295,039,000	USD	309,824	841
UBS AG*	5/09/25	USD	329,084	CLP	324,214,724	(12,302)
UBS AG*	6/03/25	USD	95,309	BRL	554,954	(708)
UBS AG*	6/13/25	USD	1,994,805	CNH	14,376,361	6,468
UBS AG*	6/13/25	CNH	686,000	USD	94,890	(12)
UBS AG*	7/11/25	USD	401,721	IDR	6,690,306,000	(527)
						$(1,056,130)

The accompanying notes are an integral part of the financial statements.
30

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	6/06/25	12	$1,520,654	$7,741
Euro-BTP	6/06/25	3	388,023	(6,800)
Australia 10 Year Bond	6/16/25	30	2,091,828	20,033
Australia 3 Year Bond	6/16/25	6	398,315	978
Korea 10 Year Bond	6/17/25	9	730,229	(1,061)
U.S. Treasury Note 10 Year	6/18/25	36	3,976,951	26,924
U.S. Treasury Note 2 Year	6/30/25	26	5,381,006	5,463
U.S. Treasury Note 5 Year	6/30/25	123	13,212,837	90,382
				$ 143,660
Short
Euro-Bund	6/06/25	14	$(1,952,380)	$2,126
Euro-Buxl 30 Year Bond	6/06/25	9	(1,135,663)	(24,939)
Euro-OAT	6/06/25	1	(135,043)	2,378
Euro-Schatz	6/06/25	12	(1,387,662)	(143)
Korea 3 Year Bond	6/17/25	11	(799,369)	272
U.S. Treasury Ultra 10 Year	6/18/25	44	(5,019,932)	(1,568)
U.S. Treasury Ultra Bond	6/18/25	9	(1,106,259)	6,009
Canada 10 Year Bond	6/19/25	1	(86,785)	513
Canada 5 Year Bond	6/19/25	3	(240,904)	(755)
UK Long Gilt	6/26/25	5	(596,075)	3,873
				$(12,234)

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Crossover Europe Series 42†	5.000%	Quarterly	12/20/29	EUR	296,001	$ (23,166)	$ (25,059)	$ 1,893
CDX.NA.EM Series 41†	1.000%	Quarterly	6/20/29	USD	1,220,000	25,280	34,782	(9,502)
						$2,114	$9,723	$(7,609)

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Subordinated Financials Index Series 43†	1.000%	Quarterly	6/20/30	Not Rated	EUR	2,560,000	$ (28,348)	$ (14,914)	$ (13,434)
CDX.NA.IG Series 44†	1.000%	Quarterly	6/20/30	Not Rated	USD	11,558,000	208,310	206,330	1,980
							$179,962	$191,416	$(11,454)

The accompanying notes are an integral part of the financial statements.
31

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)
OTC Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.*	BBB-**	12/20/29	USD	225,000	$4,497	$(11,045)	$15,542
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	150,000	308	(9,034)	9,342
Republic of Greece	1.000%	Quarterly	Citibank N.A.*	BBB-**	6/20/25	USD	75,000	154	(4,350)	4,504
Republic of Vietnam	1.000%	Quarterly	Goldman Sachs International*	BB+**	6/20/26	USD	220,000	1,413	1,731	(318)
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC*	BBB-**	6/20/25	USD	94,000	193	(4,498)	4,691
								$6,565	$(27,196)	$33,761

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 1.653%	Quarterly	9/20/29	CNY	3,515,000	$1,124	$ —	$1,124
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 1.696%	Quarterly	3/12/30	CNY	6,650,000	4,453	—	4,453
CZK-PRIBOR-PRBO	Semi-Annually	Fixed 3.840%	Annually	3/31/35	CZK	12,054,000	2,518	—	2,518
CZK-PRIBOR-PRBO	Semi-Annually	Fixed 3.805%	Annually	4/01/35	CZK	10,998,000	896	—	896
CZK-PRIBOR-PRBO	Semi-Annually	Fixed 3.800%	Annually	4/01/35	CZK	12,053,000	765	—	765
CZK-PRIBOR-PRBO	Semi-Annually	Fixed 3.793%	Annually	4/01/35	CZK	12,054,000	438	—	438
Fixed 1.860%	Maturity	Eurozone Consumer Price Index	Maturity	9/15/29	EUR	1,460,000	2,959	—	2,959
6-Month EURIBOR	Semi-Annually	Fixed 2.294%	Annually	2/18/30	EUR	1,915,000	(10,757)	—	(10,757)
Fixed 1.958%	Maturity	Eurozone Consumer Price Index	Maturity	10/15/34	EUR	295,000	673	—	673
Fixed 2.698%	Annually	6-Month EURIBOR	Semi-Annually	3/31/35	EUR	463,000	(1,904)	—	(1,904)
Fixed 2.649%	Annually	6-Month EURIBOR	Semi-Annually	4/01/35	EUR	463,000	266	—	266
Fixed 2.649%	Annually	6-Month EURIBOR	Semi-Annually	4/01/35	EUR	463,000	266	—	266
Fixed 2.655%	Annually	6-Month EURIBOR	Semi-Annually	4/01/35	EUR	422,000	(19)	—	(19)

The accompanying notes are an integral part of the financial statements.
32

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.213%	Annually	6-Month EURIBOR	Semi-Annually	12/13/39	EUR	270,000	$19,869	$—	$19,869
Fixed 2.244%	Annually	6-Month EURIBOR	Semi-Annually	12/16/39	EUR	165,000	11,480	—	11,480
6-Month EURIBOR	Semi-Annually	Fixed 2.510%	Annually	8/19/44	EUR	705,000	(29,490)	—	(29,490)
Fixed 2.240%	Annually	6-Month EURIBOR	Semi- Annually	2/18/55	EUR	385,000	33,485	—	33,485
GBP-SONIA	Annually	Fixed 4.257%	Annually	11/07/26	GBP	1,950,000	6,244	48	6,196
INR-FBIL-MIBOR	Semi-Annually	Fixed 6.283%	Semi-Annually	7/19/31	INR	15,000,000	2,305	—	2,305
INR-FBIL-MIBOR	Semi-Annually	Fixed 5.970%	Semi-Annually	9/20/31	INR	9,145,000	35	—	35
Fixed 0.418%	Annually	JPY-TONAR	Annually	8/10/28	JPY	91,085,000	10,740	—	10,740
Fixed 0.602%	Annually	JPY-TONAR	Annually	5/02/29	JPY	69,900,000	7,272	—	7,272
Fixed 0.945%	Annually	JPY-TONAR	Annually	2/10/30	JPY	106,362,000	2,878	—	2,878
Fixed 9.045%	Monthly	MXN-28 DAY TIIE	Monthly	1/24/35	MXN	4,800,000	(10,873)	—	(10,873)
Fixed 2.447%	Maturity	USD-USCPI	Maturity	3/21/35	USD	221,000	1,470	—	1,470
Fixed 2.459%	Maturity	USD-USCPI	Maturity	3/21/35	USD	354,000	1,992	—	1,992
Fixed 2.439%	Maturity	USD-USCPI	Maturity	3/24/35	USD	135,000	954	—	954
Fixed 2.454%	Maturity	USD-USCPI	Maturity	3/24/35	USD	219,000	1,271	—	1,271
Fixed 2.454%	Maturity	USD-USCPI	Maturity	3/24/35	USD	221,000	1,292	—	1,292
Fixed 2.520%	Maturity	USD-USCPI	Maturity	3/31/35	USD	960,000	(361)	—	(361)
							$62,241	$48	$62,193

*	Contracts are subject to a master netting agreement or similar agreement.
**
Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent change

##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna

EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

The accompanying notes are an integral part of the financial statements.
33

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona

SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
34

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.1%
Common Stock — 98.8%
Communication Services — 7.7%
Alphabet, Inc. Class A	94,644	$14,635,748
Alphabet, Inc. Class C	52,175	8,151,300
AT&T, Inc.	19,651	555,730
Charter Communications, Inc. Class A (a)	267	98,398
Comcast Corp. Class A	31,766	1,172,165
Electronic Arts, Inc.	657	94,950
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,322,065) (a) (b) (c)	3,487	1,110,819
Fox Corp. Class A	581	32,885
Fox Corp. Class B	372	19,608
Interpublic Group of Cos., Inc.	982	26,671
Live Nation Entertainment, Inc. (a)	440	57,455
Match Group, Inc.	680	21,216
Meta Platforms, Inc. Class A	25,874	14,912,739
Netflix, Inc. (a)	9,843	9,178,893
News Corp. Class A	998	27,166
News Corp. Class B	273	8,291
Omnicom Group, Inc.	515	42,699
Paramount Global Class B	1,672	19,997
Pinterest, Inc. Class A (a)	59,691	1,850,421
Spotify Technology SA (a)	2,708	1,489,481
T-Mobile US, Inc.	15,654	4,175,078
Take-Two Interactive Software, Inc. (a)	449	93,055
TKO Group Holdings, Inc.	182	27,812
Verizon Communications, Inc.	11,528	522,910
Walt Disney Co.	4,959	489,453
Warner Bros Discovery, Inc. (a)	6,156	66,054
		58,880,994
Consumer Discretionary — 10.4%
Airbnb, Inc. Class A (a)	1,189	142,038
Amazon.com, Inc. (a)	158,446	30,145,936
Aptiv PLC (a)	623	37,068
AutoZone, Inc. (a)	961	3,664,082
Best Buy Co., Inc.	517	38,056
Booking Holdings, Inc.	637	2,934,602
Caesars Entertainment, Inc. (a)	581	14,525
CarMax, Inc. (a)	411	32,025
Carnival Corp. (a)	2,870	56,051
Carvana Co. (a)	1,450	303,166

	Number of Shares	Value
Chipotle Mexican Grill, Inc. (a)	50,090	$2,515,019
Cie Financiere Richemont SA Registered Class A	6,806	1,188,502
Coupang, Inc. (a)	58,665	1,286,523
Darden Restaurants, Inc.	325	67,522
Deckers Outdoor Corp. (a)	415	46,401
Domino’s Pizza, Inc.	92	42,269
DoorDash, Inc., Class A (a)	930	169,976
DR Horton, Inc.	802	101,958
Duolingo, Inc. (a)	2,165	672,319
eBay, Inc.	1,319	89,336
Expedia Group, Inc.	339	56,986
Ferrari NV	3,508	1,501,003
Floor & Decor Holdings, Inc. Class A (a)	7,040	566,509
Ford Motor Co.	10,735	107,672
Garmin Ltd.	423	91,846
General Motors Co.	2,730	128,392
Genuine Parts Co.	368	43,843
Hasbro, Inc.	346	21,276
Hilton Worldwide Holdings, Inc.	670	152,458
Home Depot, Inc.	11,182	4,098,091
Las Vegas Sands Corp.	920	35,540
Lennar Corp. Class A	657	75,410
LKQ Corp.	686	29,182
Lowe’s Cos., Inc.	9,058	2,112,597
Lululemon Athletica, Inc. (a)	6,495	1,838,475
Marriott International, Inc. Class A	633	150,781
McDonald’s Corp.	20,607	6,437,009
MercadoLibre, Inc. (a)	464	905,204
MGM Resorts International (a)	612	18,140
Mohawk Industries, Inc. (a)	143	16,328
NIKE, Inc. Class B	3,264	207,199
Norwegian Cruise Line Holdings Ltd. (a)	1,156	21,918
NVR, Inc. (a)	8	57,955
O’Reilly Automotive, Inc. (a)	1,481	2,121,651
Pool Corp.	100	31,835
PulteGroup, Inc.	566	58,185
Ralph Lauren Corp.	105	23,178
Ross Stores, Inc.	31,894	4,075,734
Royal Caribbean Cruises Ltd.	679	139,494
Starbucks Corp.	16,001	1,569,538
Tapestry, Inc.	616	43,373
Tesla, Inc. (a)	16,122	4,178,177
TJX Cos., Inc.	15,833	1,928,459

The accompanying notes are an integral part of the financial statements.
35

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co.	27,280	$1,503,128
Ulta Beauty, Inc. (a)	3,778	1,384,788
Williams-Sonoma, Inc.	337	53,280
Wynn Resorts Ltd.	249	20,791
Yum! Brands, Inc.	766	120,538
		79,473,337
Consumer Staples — 5.1%
Altria Group, Inc.	4,646	278,853
Archer-Daniels-Midland Co.	1,320	63,373
Brown-Forman Corp. Class B	514	17,445
Bunge Global SA	368	28,122
Campbell’s Co.	530	21,158
Church & Dwight Co., Inc.	676	74,421
Clorox Co.	344	50,654
Coca-Cola Co.	39,629	2,838,229
Colgate-Palmolive Co.	54,341	5,091,752
Conagra Brands, Inc.	1,254	33,444
Constellation Brands, Inc. Class A	430	78,914
Costco Wholesale Corp.	1,218	1,151,960
Dollar General Corp.	582	51,175
Dollar Tree, Inc. (a)	20,068	1,506,505
Estee Lauder Cos., Inc. Class A	617	40,722
General Mills, Inc.	1,528	91,359
Hershey Co.	408	69,780
Hormel Foods Corp.	767	23,731
J.M. Smucker Co.	279	33,036
Kellanova	742	61,208
Kenvue, Inc.	283,567	6,799,937
Keurig Dr. Pepper, Inc.	63,576	2,175,571
Kimberly-Clark Corp.	916	130,273
Kraft Heinz Co.	2,431	73,975
Kroger Co.	1,828	123,737
Lamb Weston Holdings, Inc.	387	20,627
McCormick & Co., Inc.	696	57,288
Molson Coors Beverage Co. Class B	460	28,000
Mondelez International, Inc. Class A	70,376	4,775,012
Monster Beverage Corp. (a)	1,925	112,651
PepsiCo, Inc.	3,756	563,175
Philip Morris International, Inc.	4,257	675,714
Procter & Gamble Co.	43,779	7,460,817
Sysco Corp.	1,351	101,379
Target Corp.	1,265	132,015
Tyson Foods, Inc. Class A	756	48,240

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	2,011	$22,463
Walmart, Inc.	52,196	4,582,287
		39,489,002
Energy — 4.9%
APA Corp.	978	20,558
Baker Hughes Co.	2,720	119,544
Chevron Corp.	18,158	3,037,652
ConocoPhillips	53,888	5,659,318
Coterra Energy, Inc.	2,016	58,262
Devon Energy Corp.	1,813	67,806
Diamondback Energy, Inc.	11,749	1,878,430
EOG Resources, Inc.	1,543	197,874
EQT Corp.	62,463	3,337,398
Expand Energy Corp.	18,629	2,073,780
Exxon Mobil Corp.	37,317	4,438,111
Halliburton Co.	2,426	61,548
Hess Corp.	760	121,395
Kinder Morgan, Inc.	5,308	151,437
Marathon Petroleum Corp.	883	128,644
Occidental Petroleum Corp.	1,859	91,760
ONEOK, Inc.	1,703	168,972
Phillips 66	11,933	1,473,487
Range Resources Corp.	82,389	3,289,793
Schlumberger NV	113,486	4,743,715
Targa Resources Corp.	599	120,082
TechnipFMC PLC	84,169	2,667,316
Texas Pacific Land Corp.	52	68,899
Valero Energy Corp.	27,896	3,684,225
Williams Cos., Inc.	3,344	199,837
		37,859,843
Financials — 14.9%
Aflac, Inc.	1,373	152,664
Allstate Corp.	29,711	6,152,257
American Express Co.	17,302	4,655,103
American International Group, Inc.	1,628	141,538
Ameriprise Financial, Inc.	267	129,257
Annaly Capital Management, Inc.	68,981	1,401,004
Aon PLC Class A	594	237,059
Apollo Global Management, Inc.	1,227	168,025
Arch Capital Group Ltd.	1,032	99,258
Arthur J Gallagher & Co.	700	241,668
Assurant, Inc.	134	28,106
Bank of America Corp.	92,409	3,856,228
Bank of New York Mellon Corp.	1,996	167,404

The accompanying notes are an integral part of the financial statements.
36

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	23,459	$12,493,794
Blackrock, Inc.	399	377,645
Blackstone, Inc.	2,010	280,958
Brown & Brown, Inc.	654	81,358
Capital One Financial Corp.	1,048	187,906
Cboe Global Markets, Inc.	289	65,398
Charles Schwab Corp.	81,391	6,371,287
Chubb Ltd.	5,565	1,680,574
Cincinnati Financial Corp.	432	63,815
Citigroup, Inc.	26,714	1,896,427
Citizens Financial Group, Inc.	1,220	49,983
CME Group, Inc.	5,829	1,546,375
Corebridge Financial, Inc.	60,695	1,916,141
Corpay, Inc. (a)	4,787	1,669,323
Discover Financial Services	691	117,954
Erie Indemnity Co. Class A	65	27,238
Everest Group Ltd.	114	41,420
FactSet Research Systems, Inc.	101	45,919
Fidelity National Information Services, Inc.	1,481	110,601
Fifth Third Bancorp	1,849	72,481
Fiserv, Inc. (a)	37,777	8,342,295
Franklin Resources, Inc.	912	17,556
Global Payments, Inc.	702	68,740
Globe Life, Inc.	222	29,242
Goldman Sachs Group, Inc.	6,433	3,514,284
Hartford Insurance Group, Inc.	798	98,736
Huntington Bancshares, Inc.	76,190	1,143,612
Intercontinental Exchange, Inc.	19,726	3,402,735
Invesco Ltd.	1,218	18,477
Jack Henry & Associates, Inc.	191	34,877
JP Morgan Chase & Co.	55,070	13,508,671
KeyCorp.	116,739	1,866,657
KKR & Co., Inc.	1,851	213,994
Loews Corp.	478	43,933
M&T Bank Corp.	457	81,689
MarketAxess Holdings, Inc.	105	22,717
Marsh & McLennan Cos., Inc.	1,345	328,220
Mastercard, Inc. Class A	11,874	6,508,377
MetLife, Inc.	30,964	2,486,100
Moody’s Corp.	427	198,850
Morgan Stanley	3,398	396,445
MSCI, Inc.	215	121,582
Nasdaq, Inc.	1,139	86,405
Northern Trust Corp.	547	53,962

	Number of Shares	Value
PayPal Holdings, Inc. (a)	2,750	$179,437
PNC Financial Services Group, Inc.	1,088	191,238
Principal Financial Group, Inc.	582	49,103
Progressive Corp.	10,368	2,934,248
Prudential Financial, Inc.	978	109,223
Raymond James Financial, Inc.	504	70,011
Regions Financial Corp.	2,547	55,346
S&P Global, Inc.	3,509	1,782,923
State Street Corp.	808	72,340
Synchrony Financial	1,075	56,910
T. Rowe Price Group, Inc.	613	56,316
Travelers Cos., Inc.	9,744	2,576,898
Truist Financial Corp.	3,644	149,951
US Bancorp	4,280	180,702
Visa, Inc. Class A	45,026	15,779,812
W. R. Berkley Corp.	824	58,636
Wells Fargo & Co.	9,024	647,833
Willis Towers Watson PLC	277	93,612
		114,158,863
Health Care — 12.6%
Abbott Laboratories	4,751	630,220
AbbVie, Inc.	4,837	1,013,448
Agilent Technologies, Inc.	791	92,531
Alcon AG	17,149	1,627,955
Align Technology, Inc. (a)	186	29,548
Amgen, Inc.	1,473	458,913
Argenx SE ADR (a)	3,133	1,854,313
AstraZeneca PLC Sponsored ADR	54,134	3,978,849
Baxter International, Inc.	1,397	47,819
Becton Dickinson & Co.	11,158	2,555,851
Bio-Techne Corp.	417	24,449
Biogen, Inc. (a)	403	55,147
Boston Scientific Corp. (a)	4,038	407,353
Bristol-Myers Squibb Co.	5,558	338,982
Cardinal Health, Inc.	667	91,893
Cencora, Inc.	24,952	6,938,902
Centene Corp. (a)	1,391	84,448
Charles River Laboratories International, Inc. (a)	135	20,320
Cigna Group	14,089	4,635,281
Cooper Cos., Inc. (a)	527	44,452
CVS Health Corp.	3,451	233,805
Danaher Corp.	20,120	4,124,600
DaVita, Inc. (a)	128	19,580
Dexcom, Inc. (a)	1,077	73,548

The accompanying notes are an integral part of the financial statements.
37

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Edwards Lifesciences Corp. (a)	1,622	$117,563
Elevance Health, Inc.	9,866	4,291,315
Eli Lilly & Co.	14,257	11,774,999
GE HealthCare Technologies, Inc. (a)	1,257	101,452
Gilead Sciences, Inc.	23,408	2,622,866
HCA Healthcare, Inc.	6,635	2,292,724
Henry Schein, Inc. (a)	329	22,533
Hologic, Inc. (a)	615	37,989
Humana, Inc.	332	87,847
IDEXX Laboratories, Inc. (a)	897	376,695
Incyte Corp. (a)	420	25,431
Insulet Corp. (a)	186	48,845
Intuitive Surgical, Inc. (a)	7,885	3,905,204
IQVIA Holdings, Inc. (a)	474	83,566
Johnson & Johnson	6,608	1,095,871
Labcorp Holdings, Inc.	230	53,530
McKesson Corp.	348	234,201
Medtronic PLC	3,514	315,768
Merck & Co., Inc.	6,926	621,678
Mettler-Toledo International, Inc. (a)	1,234	1,457,243
Moderna, Inc. (a)	890	25,232
Molina Healthcare, Inc. (a)	10,800	3,557,412
Natera, Inc. (a)	6,175	873,207
Pfizer, Inc.	15,523	393,353
Quest Diagnostics, Inc.	13,338	2,256,790
Regeneron Pharmaceuticals, Inc.	4,663	2,957,415
ResMed, Inc.	403	90,212
Revvity, Inc.	30,514	3,228,381
Solventum Corp. (a)	364	27,679
STERIS PLC	272	61,649
Stryker Corp.	7,680	2,858,880
Tenet Healthcare Corp. (a)	17,408	2,341,376
Thermo Fisher Scientific, Inc.	10,077	5,014,315
UnitedHealth Group, Inc.	23,328	12,218,040
Universal Health Services, Inc. Class B	154	28,937
Vertex Pharmaceuticals, Inc. (a)	3,492	1,692,991
Viatris, Inc.	3,138	27,332
Waters Corp. (a)	163	60,077
West Pharmaceutical Services, Inc.	198	44,328
Zimmer Biomet Holdings, Inc.	549	62,136
Zoetis, Inc.	1,237	203,672
		96,972,941

	Number of Shares	Value
Industrials — 9.3%
3M Co.	1,495	$219,556
A.O. Smith Corp.	316	20,654
Allegion PLC	228	29,745
AMETEK, Inc.	35,269	6,071,206
Automatic Data Processing, Inc.	1,117	341,277
Axon Enterprise, Inc. (a)	200	105,190
Boeing Co. (a)	19,408	3,310,034
Booz Allen Hamilton Holding Corp.	9,730	1,017,563
Broadridge Financial Solutions, Inc.	6,867	1,664,973
Builders FirstSource, Inc. (a)	305	38,107
C.H. Robinson Worldwide, Inc.	310	31,744
Carrier Global Corp.	2,215	140,431
Caterpillar, Inc.	1,323	436,325
Cintas Corp.	941	193,404
Copart, Inc. (a)	2,409	136,325
CSX Corp.	5,294	155,802
Cummins, Inc.	377	118,167
Dayforce, Inc. (a)	414	24,149
Deere & Co.	13,942	6,543,678
Delta Air Lines, Inc.	1,765	76,954
Dover Corp.	379	66,583
Eaton Corp. PLC	1,084	294,664
Emerson Electric Co.	1,565	171,587
Equifax, Inc.	10,684	2,602,195
Expeditors International of Washington, Inc.	371	44,613
Fastenal Co.	1,575	122,141
FedEx Corp.	618	150,656
Ferguson Enterprises, Inc.	11,154	1,787,205
Fortive Corp.	957	70,033
GE Vernova, Inc.	757	231,097
Generac Holdings, Inc. (a)	157	19,884
General Dynamics Corp.	708	192,987
General Electric Co.	24,378	4,879,257
Honeywell International, Inc.	1,782	377,338
Howmet Aerospace, Inc.	1,116	144,779
Hubbell, Inc.	150	49,637
Huntington Ingalls Industries, Inc.	110	22,444
IDEX Corp.	201	36,375
Illinois Tool Works, Inc.	738	183,031
Ingersoll Rand, Inc.	17,906	1,433,017
Jacobs Solutions, Inc.	328	39,652
JB Hunt Transport Services, Inc.	211	31,217

The accompanying notes are an integral part of the financial statements.
38

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson Controls International PLC	1,834	$146,922
L3Harris Technologies, Inc.	10,114	2,116,961
Leidos Holdings, Inc.	365	49,253
Lennox International, Inc.	88	49,353
Lockheed Martin Corp.	578	258,198
Masco Corp.	570	39,638
Nordson Corp.	142	28,644
Norfolk Southern Corp.	21,948	5,198,384
Northrop Grumman Corp.	3,708	1,898,533
Old Dominion Freight Line, Inc.	19,620	3,246,129
Otis Worldwide Corp.	1,098	113,314
Owens Corning	7,675	1,096,143
PACCAR, Inc.	1,439	140,115
Parker-Hannifin Corp.	8,469	5,147,882
Paychex, Inc.	879	135,612
Paycom Software, Inc.	128	27,965
Pentair PLC	436	38,141
Quanta Services, Inc.	406	103,197
Republic Services, Inc.	17,211	4,167,816
Rockwell Automation, Inc.	8,863	2,290,022
Rollins, Inc.	738	39,874
RTX Corp.	3,645	482,817
Snap-on, Inc.	147	49,540
Southwest Airlines Co.	1,641	55,105
Stanley Black & Decker, Inc.	405	31,136
Textron, Inc.	491	35,475
Trane Technologies PLC	617	207,880
TransDigm Group, Inc.	154	213,027
Uber Technologies, Inc. (a)	5,767	420,184
Union Pacific Corp.	14,377	3,396,422
United Airlines Holdings, Inc. (a)	906	62,559
United Parcel Service, Inc. Class B	2,005	220,530
United Rentals, Inc.	180	112,806
Veralto Corp.	682	66,461
Verisk Analytics, Inc.	388	115,477
W.W. Grainger, Inc.	122	120,515
Waste Management, Inc.	1,001	231,742
Westinghouse Air Brake Technologies Corp.	21,688	3,933,119
Xylem, Inc.	11,468	1,369,967
		71,082,534
Information Technology — 26.2%
Accenture PLC Class A	13,808	4,308,648
Adobe, Inc. (a)	1,206	462,537

	Number of Shares	Value
Advanced Micro Devices, Inc. (a)	4,446	$456,782
Akamai Technologies, Inc. (a)	398	32,039
Amphenol Corp. Class A	28,324	1,857,771
Analog Devices, Inc.	22,513	4,540,197
ANSYS, Inc. (a)	241	76,291
Apple, Inc.	200,771	44,597,262
Applied Materials, Inc.	2,259	327,826
AppLovin Corp. Class A (a)	6,684	1,771,059
Arista Networks, Inc. (a)	2,834	219,578
ASML Holding NV	1,699	1,125,808
Atlassian Corp. Class A (a)	4,204	892,131
Autodesk, Inc. (a)	591	154,724
Broadcom, Inc.	53,339	8,930,549
Cadence Design Systems, Inc. (a)	753	191,510
CDW Corp.	368	58,976
Celonis SE (Acquired 6/17/21, Cost $435,243) (a) (b) (c)	1,177	217,627
Cisco Systems, Inc.	10,914	673,503
Cognizant Technology Solutions Corp. Class A	1,363	104,270
Corning, Inc.	2,121	97,099
Crowdstrike Holdings, Inc. Class A (a)	1,912	674,133
Dell Technologies, Inc. Class C	847	77,204
Dynatrace, Inc. (a)	14,864	700,838
Enphase Energy, Inc. (a)	356	22,090
EPAM Systems, Inc. (a)	151	25,495
F5, Inc. (a)	154	41,006
Fair Isaac Corp. (a)	722	1,331,484
First Solar, Inc. (a)	284	35,906
Fortinet, Inc. (a)	1,747	168,166
Gartner, Inc. (a)	213	89,405
Gen Digital, Inc.	1,436	38,111
GoDaddy, Inc. Class A (a)	388	69,894
Hewlett Packard Enterprise Co.	3,588	55,363
HP, Inc.	2,655	73,517
HubSpot, Inc. (a)	3,136	1,791,565
Intel Corp.	60,207	1,367,301
International Business Machines Corp.	2,532	629,607
Intuit, Inc.	5,829	3,578,948
Jabil, Inc.	298	40,549
Juniper Networks, Inc.	870	31,485
Keysight Technologies, Inc. (a)	47,550	7,121,563
KLA Corp.	2,491	1,693,382

The accompanying notes are an integral part of the financial statements.
39

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	3,527	$256,413
Microchip Technology, Inc.	1,478	71,550
Micron Technology, Inc.	5,372	466,773
Microsoft Corp.	112,895	42,379,654
Monolithic Power Systems, Inc.	134	77,717
Motorola Solutions, Inc.	458	200,517
NetApp, Inc.	574	50,420
NVIDIA Corp.	331,307	35,907,053
NXP Semiconductors NV	697	132,472
ON Semiconductor Corp. (a)	1,165	47,404
Oracle Corp.	4,451	622,294
Palantir Technologies, Inc. Class A (a)	5,614	473,822
Palo Alto Networks, Inc. (a)	1,817	310,053
PTC, Inc. (a)	336	52,063
QUALCOMM, Inc.	3,042	467,282
Roper Technologies, Inc.	4,745	2,797,557
Salesforce, Inc.	10,244	2,749,080
Samsara, Inc. Class A (a)	11,157	427,648
Seagate Technology Holdings PLC	579	49,186
ServiceNow, Inc. (a)	5,348	4,257,757
Shopify, Inc. Class A (a)	19,214	1,832,727
Skyworks Solutions, Inc.	422	27,274
Snowflake, Inc. Class A (a)	11,877	1,735,942
Super Micro Computer, Inc. (a) (d)	1,378	47,183
Synopsys, Inc. (a)	4,418	1,894,659
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	16,681	2,769,046
TE Connectivity PLC	24,019	3,394,365
Teledyne Technologies, Inc. (a)	4,224	2,102,327
Teradyne, Inc.	430	35,518
Texas Instruments, Inc.	21,988	3,951,244
Trimble, Inc. (a)	676	44,379
Tyler Technologies, Inc. (a)	118	68,604
VeriSign, Inc. (a)	231	58,644
Western Digital Corp. (a)	912	36,872
Workday, Inc. Class A (a)	584	136,382
Zebra Technologies Corp. Class A (a)	136	38,428
		200,723,508
Materials — 3.7%
Air Products & Chemicals, Inc.	610	179,901
Albemarle Corp.	312	22,470

	Number of Shares	Value
Amcor PLC	3,828	$37,132
Avery Dennison Corp.	213	37,908
Ball Corp.	790	41,135
CF Industries Holdings, Inc.	461	36,027
Corteva, Inc.	1,890	118,938
Dow, Inc.	1,930	67,395
DuPont de Nemours, Inc.	1,151	85,957
Eastman Chemical Co.	304	26,785
Ecolab, Inc.	692	175,436
Franco-Nevada Corp.	9,644	1,519,509
Freeport-McMoRan, Inc.	37,175	1,407,445
International Flavors & Fragrances, Inc.	716	55,569
International Paper Co.	95,096	5,073,371
Linde PLC (LIN US)	16,451	7,660,244
LyondellBasell Industries NV Class A	729	51,322
Martin Marietta Materials, Inc.	327	156,348
Mosaic Co.	41,194	1,112,650
Newmont Corp. (NEM US)	3,126	150,923
Nucor Corp.	646	77,740
Packaging Corp. of America	7,365	1,458,417
PPG Industries, Inc.	14,694	1,606,789
Sherwin-Williams Co.	16,289	5,687,956
Smurfit WestRock PLC	1,363	61,417
Steel Dynamics, Inc.	8,814	1,102,455
Vulcan Materials Co.	363	84,688
		28,095,927
Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	412	38,114
American Tower Corp.	1,281	278,746
AvalonBay Communities, Inc.	7,007	1,503,842
BXP, Inc.	384	25,801
Camden Property Trust	280	34,244
CBRE Group, Inc. Class A (a)	828	108,286
CoStar Group, Inc. (a)	1,160	91,907
Crown Castle, Inc.	1,195	124,555
Digital Realty Trust, Inc.	857	122,800
Equinix, Inc.	265	216,068
Equity Residential	942	67,428
Essex Property Trust, Inc.	3,746	1,148,411
Extra Space Storage, Inc.	584	86,718
Federal Realty Investment Trust	202	19,760
Healthpeak Properties, Inc.	1,852	37,447
Host Hotels & Resorts, Inc.	1,837	26,104
Invitation Homes, Inc.	1,559	54,331

The accompanying notes are an integral part of the financial statements.
40

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Iron Mountain, Inc.	809	$69,606
Kimco Realty Corp.	1,783	37,871
Mid-America Apartment Communities, Inc.	319	53,458
Prologis, Inc.	2,538	283,723
Public Storage	8,952	2,679,244
Realty Income Corp.	2,403	139,398
Regency Centers Corp.	429	31,643
SBA Communications Corp.	296	65,123
Simon Property Group, Inc.	842	139,839
UDR, Inc.	789	35,639
Ventas, Inc.	1,200	82,512
VICI Properties, Inc.	42,462	1,385,111
Welltower, Inc.	7,989	1,223,995
Weyerhaeuser Co.	2,005	58,706
		10,270,430
Utilities — 2.7%
AES Corp.	1,926	23,921
Alliant Energy Corp.	680	43,758
Ameren Corp.	43,081	4,325,332
American Electric Power Co., Inc.	1,463	159,862
American Water Works Co., Inc.	10,179	1,501,606
Atmos Energy Corp. (d)	19,705	3,045,999
CenterPoint Energy, Inc.	1,799	65,178
CMS Energy Corp.	29,720	2,232,269
Consolidated Edison, Inc.	953	105,392
Constellation Energy Corp.	859	173,200
Dominion Energy, Inc.	2,308	129,410
DTE Energy Co.	571	78,952
Duke Energy Corp.	2,119	258,454
Edison International	1,069	62,985
Entergy Corp.	1,180	100,878
Evergy, Inc.	609	41,991
Eversource Energy	1,012	62,855
Exelon Corp.	35,714	1,645,701
FirstEnergy Corp.	1,404	56,750
NextEra Energy, Inc.	28,630	2,029,581
NiSource, Inc.	1,277	51,195
NRG Energy, Inc.	554	52,885
PG&E Corp.	6,015	103,338
Pinnacle West Capital Corp.	299	28,480
PPL Corp.	2,034	73,448
Public Service Enterprise Group, Inc.	1,369	112,669
Sempra	1,740	124,166
Southern Co.	3,003	276,126

	Number of Shares	Value
Vistra Corp.	935	$109,806
WEC Energy Group, Inc.	870	94,813
Xcel Energy, Inc.	54,110	3,830,447
		21,001,447
TOTAL COMMON STOCK
(Cost $729,149,104)		758,008,826
Preferred Stock — 0.3%
Consumer Discretionary — 0.0%
GM Cruise Holdings LLC, Class F (Acquired 5/07/19, Cost $921,625) (a) (b) (c)	50,500	505
GM Cruise Holdings LLC, Class G (Acquired 1/21/21, Cost $979,851) (a) (b) (c)	37,186	372
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $1,236,023) (a) (b) (c)	94,681	947
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977) (a) (b) (c)	23,409	234
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (a) (b) (c)	18,286	199,500
		201,558
Health Care — 0.1%
Sartorius AG 0.346%	3,278	758,203
Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (a) (b) (c)	18,438	180,324
Information Technology — 0.2%
Celonis SE, Series D (Acquired 6/17/21-10/04/22, Cost $1,306,468) (a) (b) (c)	3,533	653,252
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (a) (b) (c)	6,038	332,090
		985,342
TOTAL PREFERRED STOCK
(Cost $9,092,534)		2,125,427
TOTAL EQUITIES
(Cost $738,241,638)		760,134,253
TOTAL LONG-TERM INVESTMENTS
(Cost $738,241,638)		760,134,253

The accompanying notes are an integral part of the financial statements.
41

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 1.4%
Mutual Fund — 1.3%
T. Rowe Price Government Reserve Investment Fund, 1.204% (e)	9,922,986	$9,922,986

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	$1,003,153	1,003,153
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,926,139)		10,926,139
TOTAL INVESTMENTS — 100.5%
(Cost $749,167,777) (g)		771,060,392
Other Assets/ (Liabilities) — (0.5)%		(3,780,312)
NET ASSETS — 100.0%		$767,280,080

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of March 31, 2025 was $2,695,670.
(c)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $2,695,670 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,061,632 or 0.40% of net assets. The Fund received $3,094,111 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(f)
Maturity value of $1,003,229. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,023,325.

(g)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/20/25	2	$573,151	$(7,826)

The accompanying notes are an integral part of the financial statements.
42

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.6%
Common Stock — 97.6%
Argentina — 0.1%
Vista Energy SAB de CV (a)	1,653	$76,964
Australia — 8.0%
Ausgold Ltd. (a)	37,487	12,959
BHP Group Ltd.	111,946	2,714,993
Capricorn Metals Ltd. (a)	66,214	336,548
Champion Iron Ltd. (CIA AU) (b)	43,676	133,336
Champion Iron Ltd. (CIA CN) (b)	56,561	172,546
De Grey Mining Ltd. (a)	41,601	55,873
Emerald Resources NL (a) (b)	99,557	231,707
Evolution Mining Ltd.	7,485	33,479
Fortescue Ltd. (b)	2,521	24,385
Glencore PLC	290,536	1,068,775
Goodman Group	38,249	687,879
Mirvac Group	167,961	221,091
Northern Star Resources Ltd. (b)	49,765	574,619
Ora Banda Mining Ltd. (a)	120,532	82,939
Predictive Discovery Ltd. (a)	618,349	148,333
Rio Tinto Ltd. (b)	4,189	304,606
Rio Tinto PLC	16,477	985,035
Scentre Group	112,079	235,243
Sovereign Metals Ltd. (a)	46,659	21,787
Sovereign Metals Ltd. (SVM AU) (a)	27,473	12,828
		8,058,961
Bahrain — 0.1%
Aluminium Bahrain BSC	39,879	118,860
Belgium — 0.6%
Shurgard Self Storage Ltd.	5,400	195,687
Syensqo SA	1,505	102,973
Warehouses De Pauw CVA (b)	14,363	340,494
		639,154
Bosnia and Herzegovina — 0.1%
Adriatic Metals PLC (a)	45,896	119,134
Brazil — 2.3%
ERO Copper Corp. (a) (b)	23,164	280,566
Vale SA	65,879	654,582
Wheaton Precious Metals Corp. (b)	18,140	1,407,660
		2,342,808
Canada — 11.3%
Agnico Eagle Mines Ltd. (AEM CN)	12,551	1,359,804
Agnico Eagle Mines Ltd. (AEM US)	2,247	243,597
Alamos Gold, Inc. Class A (AGI CN)	24,462	653,601

	Number of Shares	Value
Alamos Gold, Inc. Class A (AGI US)	12,192	$326,014
Artemis Gold, Inc. (a)	18,422	219,034
Barrick Gold Corp.	25,776	501,085
Calibre Mining Corp. (a)	37,533	83,462
Cameco Corp.	8,368	344,427
Canadian Apartment Properties REIT	6,388	191,500
Canadian National Railway Co.	844	82,133
Canadian Natural Resources Ltd.	20,697	636,853
Canadian Pacific Kansas City Ltd.	1,249	87,692
Capstone Copper Corp. (a)	23,628	121,666
Colliers International Group, Inc.	1,849	224,284
Enbridge, Inc. (b)	14,896	660,042
Foran Mining Corp. (a)	45,436	114,928
Franco-Nevada Corp. (b)	10,018	1,575,605
G Mining Ventures Corp. (a)	41,310	538,820
Kinross Gold Corp.	15,970	201,199
Lundin Gold, Inc.	9,933	307,574
New Gold, Inc. (a)	9,769	36,115
NGEx Minerals Ltd. (a)	18,786	170,360
Osisko Gold Royalties Ltd. (b)	22,569	476,301
Skeena Resources Ltd. (a)	28,692	289,303
Snowline Gold Corp. (a)	29,699	176,661
South Bow Corp. (SOBO CN) (b)	8,080	206,401
Suncor Energy, Inc. (SU CN)	13,795	534,142
Teck Resources Ltd. Class B	15,928	580,257
Torex Gold Resources, Inc. (a)	1,147	31,763
Wesdome Gold Mines Ltd. (a)	16,995	202,421
West Fraser Timber Co. Ltd. (WFG (CN)	3,236	248,549
		11,425,593
Chile — 0.2%
Antofagasta PLC	7,498	163,778
China — 0.5%
CMOC Group Ltd. Class H	123,000	101,594
Zijin Mining Group Co. Ltd. Class H	192,000	438,608
		540,202
Congo — 0.3%
Ivanhoe Mines Ltd. Class A (a) (b)	39,180	332,705
Finland — 0.4%
Kojamo OYJ (a)	22,024	200,757
Stora Enso OYJ Class R	15,145	143,714
UPM-Kymmene OYJ (b)	3,204	85,991
		430,462
France — 1.5%
Air Liquide SA	2,535	482,415
Gecina SA	662	62,367

The accompanying notes are an integral part of the financial statements.
43

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SPIE SA	1,725	$73,508
TotalEnergies SE	12,973	838,454
		1,456,744
Germany — 0.7%
BASF SE	5,052	251,088
Heidelberg Materials AG	1,488	254,602
KION Group AG	3,959	163,497
LEG Immobilien SE	1,076	76,168
		745,355
Hong Kong — 0.5%
Kerry Properties Ltd.	59,000	139,061
Sun Hung Kai Properties Ltd.	24,500	232,568
Swire Properties Ltd.	69,600	152,953
		524,582
India — 0.1%
Nexus Select Trust	79,243	121,095
Italy — 0.1%
Interpump Group SpA (b)	2,771	98,833
Japan — 2.7%
Invincible Investment Corp.	668	280,879
Kubota Corp.	11,000	135,055
Kyushu Railway Co. (b)	7,700	187,523
Mitsubishi Estate Co. Ltd.	26,800	437,382
Mitsubishi Logistics Corp. (b)	11,400	73,727
Mitsui Fudosan Co. Ltd.	46,500	415,134
Nippon Sanso Holdings Corp.	3,400	102,742
Nippon Steel Corp. (b)	20,800	444,030
Nomura Real Estate Holdings, Inc.	23,500	136,707
Open House Group Co. Ltd. (b)	4,900	182,444
Shin-Etsu Chemical Co. Ltd.	10,900	310,548
		2,706,171
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR (c)	4,976	162,950
Luxembourg — 0.2%
ArcelorMittal SA	5,989	172,980
Mexico — 0.9%
Grupo Mexico SAB de CV Series B	66,764	333,551
Industrias Penoles SAB de CV (a) (b)	12,291	228,540
Southern Copper Corp.	3,230	301,876
		863,967
Netherlands — 0.2%
Akzo Nobel NV	2,400	147,963
Norway — 0.2%
Norsk Hydro ASA	26,369	153,798

	Number of Shares	Value
Portugal — 0.3%
Galp Energia SGPS SA	18,989	$333,908
Republic of Korea — 0.3%
POSCO Holdings, Inc.	1,718	328,059
Russia — 0.0%
Alrosa PJSC (d) (e)	688,100	—
Polyus PJSC (a) (d) (e)	22,820	—
		—
Saudi Arabia — 0.2%
Saudi Arabian Mining Co. (a)	15,458	190,220
Singapore — 0.5%
CapitaLand Integrated Commercial Trust	127,306	198,234
Digital Core REIT Management Pte. Ltd.	146,900	77,460
Keppel DC REIT	140,100	223,508
		499,202
South Africa — 2.7%
Anglo American Platinum Ltd. (b)	7,705	309,406
Anglo American PLC	32,897	923,495
Gold Fields Ltd.	24,816	548,106
Harmony Gold Mining Co. Ltd.	16,667	244,304
Impala Platinum Holdings Ltd. (a)	69,310	477,639
Northam Platinum Holdings Ltd. (b)	19,256	138,815
Sibanye Stillwater Ltd. (a)	81,716	92,696
		2,734,461
Spain — 0.2%
Cellnex Telecom SA (c)	6,412	227,603
Taiwan — 0.2%
China Steel Corp.	289,000	195,722
United Kingdom — 2.3%
Anglogold Ashanti PLC (d) (e)	4,404	163,476
Anglogold Ashanti PLC (ANG SJ)	8,138	306,819
Anglogold Ashanti PLC (AU US)	6,219	230,849
Big Yellow Group PLC	13,189	159,198
National Grid PLC	15,777	205,547
Persimmon PLC	10,109	155,970
Segro PLC	54,579	487,109
TechnipFMC PLC	10,573	335,058
UNITE Group PLC	16,023	168,509
Yellow Cake PLC (a) (c)	12,055	65,646
		2,278,181

The accompanying notes are an integral part of the financial statements.
44

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 58.8%
Acadia Realty Trust	30,930	$647,983
AGCO Corp. (b)	1,615	149,501
Agree Realty Corp.	1,466	113,161
Alcoa Corp.	1,664	50,752
Alexandria Real Estate Equities, Inc.	2,908	269,019
Ameren Corp.	1,274	127,910
American Homes 4 Rent Class A	25,045	946,951
American Tower Corp.	7,925	1,724,480
Americold Realty Trust, Inc.	10,341	221,918
Apple Hospitality REIT, Inc.	14,108	182,134
Atlas Energy Solutions, Inc. (b)	7,261	129,536
AvalonBay Communities, Inc.	6,494	1,393,742
Baker Hughes Co.	10,290	452,245
BP PLC	43,036	242,737
Broadstone Net Lease, Inc.	2,726	46,451
Camden Property Trust	2,403	293,887
CBRE Group, Inc. Class A (a)	932	121,887
CF Industries Holdings, Inc.	611	47,750
Chevron Corp.	7,173	1,199,971
ConocoPhillips	11,334	1,190,297
Constellation Energy Corp.	644	129,850
Corteva, Inc.	3,124	196,593
Crown Castle, Inc.	2,373	247,338
CSX Corp.	2,831	83,316
CubeSmart	19,181	819,221
Diamondback Energy, Inc.	1,919	306,810
Digital Realty Trust, Inc.	650	93,139
Douglas Emmett, Inc.	10,212	163,392
DuPont de Nemours, Inc.	1,238	92,454
EastGroup Properties, Inc.	4,410	776,821
Entegris, Inc.	1,592	139,268
EOG Resources, Inc.	6,196	794,575
EPR Properties	829	43,614
EQT Corp.	7,856	419,746
Equinix, Inc.	3,622	2,953,198
Equity LifeStyle Properties, Inc.	11,234	749,308
Equity Residential	16,621	1,189,731
Essential Properties Realty Trust, Inc.	3,076	100,401
Essex Property Trust, Inc.	4,629	1,419,113
Expand Energy Corp.	3,251	361,901
Expro Group Holdings NV (a)	11,363	112,948
Exxon Mobil Corp.	13,061	1,553,345
Federal Realty Investment Trust	1,171	114,547
Flowco Holdings, Inc. Class A (a)	1,581	40,553
Freeport-McMoRan, Inc.	44,714	1,692,872
Gaming & Leisure Properties, Inc.	16,681	849,063
Hess Corp.	2,312	369,296
HF Sinclair Corp.	4,191	137,800
Hilton Worldwide Holdings, Inc.	723	164,519

	Number of Shares	Value
Holcim AG	3,135	$337,242
International Flavors & Fragrances, Inc.	2,614	202,873
International Paper Co.	4,086	217,988
Ivanhoe Electric, Inc. (a)	22,032	128,006
Kilroy Realty Corp.	5,204	170,483
Kimco Realty Corp.	8,726	185,340
Kinder Morgan, Inc.	6,775	193,291
Knife River Corp. (a)	821	74,062
Kodiak Gas Services, Inc.	4,558	170,013
Linde PLC (LIN US)	1,887	878,663
Lineage, Inc.	2,271	133,149
Louisiana-Pacific Corp.	1,884	173,290
Marathon Petroleum Corp.	4,157	605,633
Marriott International, Inc. Class A	327	77,891
Mosaic Co.	5,633	152,147
MP Materials Corp. (a) (b)	10,231	249,739
Newmont Corp. (NEM AU)	3,931	191,523
Newmont Corp. (NEM US)	17,201	830,464
NextEra Energy, Inc.	4,335	307,308
NNN REIT, Inc.	3,161	134,817
Norfolk Southern Corp.	371	87,871
NRG Energy, Inc.	1,062	101,379
Nucor Corp.	7,458	897,496
ONEOK, Inc.	5,563	551,961
Ovintiv, Inc.	6,183	264,632
Packaging Corp. of America	716	141,782
Pebblebrook Hotel Trust	9,572	96,964
Permian Resources Corp.	18,085	250,477
Phillips 66	4,489	554,302
PPG Industries, Inc.	958	104,757
Prologis, Inc.	22,693	2,536,850
Public Storage	5,420	1,622,152
Range Resources Corp.	6,426	256,590
Rayonier, Inc.	9,267	258,364
Realty Income Corp.	12,137	704,067
Regency Centers Corp.	18,545	1,367,879
Reliance, Inc.	1,808	522,060
Rexford Industrial Realty, Inc.	26,670	1,044,130
Royal Gold, Inc.	1,370	224,009
RPM International, Inc.	1,754	202,903
SBA Communications Corp.	2,386	524,944
Schlumberger NV	15,202	635,444
Shell PLC	36,954	1,344,953
Sherwin-Williams Co.	1,286	449,058
Simon Property Group, Inc.	8,419	1,398,228
Southern Co.	2,551	234,564
Stanley Black & Decker, Inc.	1,985	152,607
Steel Dynamics, Inc.	8,810	1,101,955
Sun Communities, Inc.	8,236	1,059,479

The accompanying notes are an integral part of the financial statements.
45

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Targa Resources Corp.	3,326	$666,763
Tenaris SA ADR	5,107	199,735
Terreno Realty Corp.	13,865	876,545
Texas Pacific Land Corp.	154	204,048
Union Pacific Corp.	428	101,111
Uranium Energy Corp. (a)	23,916	114,318
US Steel Corp.	4,474	189,071
Valero Energy Corp.	4,111	542,940
Ventas, Inc.	20,457	1,406,623
VICI Properties, Inc.	15,756	513,961
Viper Energy, Inc.	5,404	243,991
Vornado Realty Trust	9,375	346,781
Vulcan Materials Co.	271	63,224
Warrior Met Coal, Inc.	3,114	148,600
Weatherford International PLC	2,574	137,838
Welltower, Inc.	16,014	2,453,505
Weyerhaeuser Co.	9,402	275,291
Williams Cos., Inc.	15,363	918,093
WP Carey, Inc.	3,636	229,468
		59,404,729
Vietnam — 0.6%
Hoa Phat Group JSC (a)	589,030	617,138
Zambia — 0.3%
First Quantum Minerals Ltd. (a)	22,669	304,816
TOTAL COMMON STOCK
(Cost $95,772,103)		98,517,098
Preferred Stock — 0.0%
United States — 0.0%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426) (a) (f) (g)	2,253	23
KoBold Metals Co., Series B-1, (Acquired 1/10/22, Cost $670,800) (a) (f) (g)	24,472	245
Lilac Solutions, Inc., Series B, (Acquired 9/08/21, Cost $329,342) (a) (f) (g)	25,087	251
		519
TOTAL PREFERRED STOCK
(Cost $1,130,568)		519
TOTAL EQUITIES
(Cost $96,902,671)		98,517,617

	Number of Shares	Value
Mutual Funds — 0.1%
Canada — 0.1%
Sprott Physical Uranium Trust (a)	4,700	$67,084
TOTAL MUTUAL FUNDS
(Cost $105,360)		67,084
TOTAL PURCHASED OPTIONS (#) — 0.1%
(Cost $97,477)		150,194
Exchange-Traded Funds — 0.5%
United States — 0.5%
Global X Copper Miners ETF	13,793	538,892
TOTAL EXCHANGE-TRADED FUNDS
(Cost $625,759)		538,892
TOTAL LONG-TERM INVESTMENTS
(Cost $97,731,267)		99,273,787
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (h)	239,672	239,672
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.204% (i)	3,696	3,696

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (j)	$1,171,372	1,171,372
U.S. Treasury Bill — 0.3%
U.S. Treasury Bills 4.309% 4/22/25 (k) (l)	295,000	294,269
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,709,016)		1,709,009
TOTAL INVESTMENTS — 100.0%
(Cost $99,440,283) (m)		100,982,796
Other Assets/ (Liabilities) — (0.0)%		(11,464)
NET ASSETS — 100.0%		$100,971,332

The accompanying notes are an integral part of the financial statements.
46

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $6,112,723 or 6.05% of net assets. The Fund received $6,234,460 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $456,199 or 0.45% of net assets.

(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $163,476 or 0.16% of net assets.
(f)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of March 31, 2025 was $519.
(g)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $519 or 0.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(i)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(j)
Maturity value of $1,171,461. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,194,835.

(k)	The rate shown represents yield-to-maturity.
(l)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(m)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Real Estate	38.1%
Materials	36.8%
Energy	19.2%
Industrials	1.5%
Utilities	1.1%
Consumer Discretionary	0.6%
Mutual Funds	0.5%
Communication Services	0.2%
Information Technology	0.2%
Purchased Options	0.1%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	UBS AG*	9/19/25	5,325.00	10	USD	5,325,000	$150,194	$97,477	$52,717

The accompanying notes are an integral part of the financial statements.
47

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	4/15/25	EUR	1,009,500	USD	1,064,516	$27,812
Barclays Bank PLC*	4/15/25	TRY	52,962,611	USD	1,398,833	(26,234)
Barclays Bank PLC*	4/15/25	SEK	5,379,500	USD	536,535	(936)
Barclays Bank PLC*	4/15/25	USD	1,351,369	TRY	52,962,611	(21,231)
Barclays Bank PLC*	5/15/25	TRY	30,212,611	USD	751,567	2,645
BNP Paribas SA*	4/15/25	SEK	5,608,000	USD	533,325	25,024
BNP Paribas SA*	4/15/25	JPY	242,222,772	USD	1,652,314	(35,048)
Citibank N.A.*	4/15/25	GBP	836,000	USD	1,063,337	16,532
Deutsche Bank AG*	4/15/25	NOK	5,625,500	USD	536,216	(1,505)
Goldman Sachs International*	4/02/25	USD	1,687,408	BRL	9,849,326	(38,591)
Goldman Sachs International*	4/02/25	BRL	9,849,326	USD	1,715,253	10,746
UBS AG*	4/02/25	BRL	4,924,663	USD	854,388	8,611
UBS AG*	4/02/25	USD	857,627	BRL	4,924,663	(5,373)
UBS AG*	4/15/25	EUR	489,000	USD	536,160	(7,038)
UBS AG*	4/15/25	USD	1,656,551	CHF	1,447,083	18,336
Wells Fargo Bank N.A.*	4/02/25	BRL	4,924,663	USD	857,970	5,029
Wells Fargo Bank N.A.*	4/02/25	USD	857,627	BRL	4,924,663	(5,372)
Wells Fargo Bank N.A.*	4/15/25	GBP	411,000	USD	534,333	(3,440)
Wells Fargo Bank N.A.*	4/15/25	USD	1,220,207	CNH	8,835,400	3,010
						$ (27,023)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Topix Index	6/12/25	2	$355,842	$(885)
E-Mini Industrial Select Sector	6/20/25	6	798,473	967
Xav Health Care	6/20/25	4	590,505	3,815
				$3,897

Short
U.S. Treasury Long Bond	6/18/25	11	$(1,288,698)	$(1,396)
S&P TSX 60 Index	6/19/25	2	(411,021)	(5,254)
MSCI Emerging Market Index	6/20/25	1	(57,368)	1,828
MSCI World Index	6/20/25	1	(116,301)	881
S&P 500 E-Mini Index	6/20/25	3	(855,768)	7,780
				$3,839

The accompanying notes are an integral part of the financial statements.
48

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR+30BP	USD	36,557	Monthly	VanEck Vietnam ETF+30BP	2,865	Monthly	Bank of America N.A.*	1/16/26	$(802)	$ —	$(802)
1 Day-SOFR+30BP	USD	103,447	Monthly	iShares Semiconductor ETF+30BP	506	Monthly	Bank of America N.A.*	1/16/26	(8,233)	—	(8,233)
1 Day-SOFR	USD	511,640	Monthly	S&P Homebuilders Select Industry Index	40	Monthly	Goldman Sachs International*	1/16/26	(6,001)	—	(6,001)
1 Day-SOFR	USD	52,965	Monthly	ICE Semiconductor Gross Total Return Index	41	Monthly	Goldman Sachs International*	1/20/26	(4,202)	—	(4,202)
FTSE Nareit All Equity REITs Index		21	Monthly	1 Day-SOFR	USD 542,367	Monthly	Morgan Stanley & Co. LLC*	1/16/26	739	—	739
FTSE EPRA/ NAREIT Developed Index		87	Monthly	1 Day-SOFR	USD 520,315	Monthly	Morgan Stanley & Co. LLC*	1/16/26	4,324	—	4,324
ProShares S&P 500 Ex-Technology ETF		38	Monthly	1 Day-SOFR	USD 463,967	Monthly	Morgan Stanley & Co. LLC*	1/16/26	(5,721)	—	(5,721)
1 Day- SOFR+42BP	USD	35,293	Monthly	Xtrackers FTSE Vietnam Swap UCITS ETF+42BP	1,373	Monthly	Morgan Stanley & Co. LLC*	1/16/26	783	—	783
1 Day-SOFR	USD	537,222	Monthly	S&P Homebuilders Select Industry Index	42	Monthly	Morgan Stanley & Co. LLC*	1/16/26	(5,874)	—	(5,874)
									$(24,987)	$—	$(24,987)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	New Turkish Lira
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
49

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 95.9%
Common Stock — 95.3%
Communication Services — 2.5%
Advantage Solutions, Inc. (a)	20,367	$30,753
AST SpaceMobile, Inc. (a) (b)	4,039	91,847
Atlanta Braves Holdings, Inc. Class C (a)	2,613	104,546
ESC GCI Liberty, Inc. (a) (c) (d)	29,586	—
Liberty Media Corp-Liberty Formula One Class C (a)	7,594	683,536
Liberty Media Corp-Liberty Live Class C (a)	11,158	760,306
Live Nation Entertainment, Inc. (a)	551	71,950
Madison Square Garden Sports Corp. (a)	841	163,760
Match Group, Inc.	6,024	187,949
New York Times Co. Class A	11,782	584,387
Pinterest, Inc. Class A (a)	15,525	481,275
Reddit, Inc. Class A (a)	4,335	454,742
Spotify Technology SA (a)	578	317,917
Trade Desk, Inc. Class A (a)	9,210	503,971
Vimeo, Inc. (a)	15,078	79,310
		4,516,249
Consumer Discretionary — 8.2%
Abercrombie & Fitch Co. Class A (a)	439	33,526
Advance Auto Parts, Inc.	13,749	539,098
Aramark	6,076	209,744
Asbury Automotive Group, Inc. (a)	263	58,081
Bath & Body Works, Inc.	23,479	711,883
Birkenstock Holding PLC (a)	4,492	205,958
Boot Barn Holdings, Inc. (a)	378	40,609
Bright Horizons Family Solutions, Inc. (a)	4,093	519,975
Burlington Stores, Inc. (a)	3,389	807,700
Carvana Co. (a)	1,268	265,113
Cava Group, Inc. (a)	1,898	164,006
Champion Homes, Inc. (a)	2,100	198,996
Chewy, Inc., Class A (a)	1,496	48,635
Compass Group PLC	10,224	337,549
Domino's Pizza, Inc.	1,871	859,631
Dorman Products, Inc. (a)	1,022	123,192
DraftKings, Inc. Class A (a)	17,223	571,976
Duolingo, Inc. (a)	927	287,871
Dutch Bros, Inc. Class A (a)	3,516	217,078
Etsy, Inc. (a)	10	472
Figs, Inc. Class A (a)	19,615	90,033

	Number of Shares	Value
Floor & Decor Holdings, Inc. Class A (a)	3,741	$301,038
Global-e Online Ltd. (a)	1,835	65,418
Grand Canyon Education, Inc. (a)	397	68,689
Group 1 Automotive, Inc.	218	83,265
Hilton Worldwide Holdings, Inc.	2,714	617,571
Installed Building Products, Inc.	543	93,103
International Game Technology PLC	1,596	25,951
Kontoor Brands, Inc.	773	49,573
LCI Industries	139	12,153
Life Time Group Holdings, Inc. (a)	1,703	51,431
Lululemon Athletica, Inc. (a)	668	189,084
Marriott Vacations Worldwide Corp.	1,482	95,204
Meritage Home Corp.	1,045	74,070
Modine Manufacturing Co. (a)	194	14,890
Monro, Inc.	5,160	74,665
Ollie's Bargain Outlet Holdings, Inc. (a)	245	28,508
On Holding AG, Class A (a)	4,383	192,501
Papa John's International, Inc.	3,513	144,314
Patrick Industries, Inc.	152	12,853
Peloton Interactive, Inc. Class A (a)	37,141	234,731
Planet Fitness, Inc. Class A (a)	8,445	815,871
Pool Corp.	115	36,610
PulteGroup, Inc.	2,756	283,317
Puma SE	10,688	258,815
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (e) (f)	39,882	399
Ralph Lauren Corp.	1,475	325,592
Red Rock Resorts, Inc. Class A	1,752	75,984
RH (a)	103	24,144
Ross Stores, Inc.	4,664	596,013
Savers Value Village, Inc. (a) (b)	11,756	81,116
Shake Shack, Inc. Class A (a)	383	33,769
Skechers USA, Inc. Class A (a)	354	20,100
Sportradar Group AG Class A (a)	1,345	29,079
Steven Madden Ltd.	2,141	57,036
Strategic Education, Inc.	3,934	330,299
Taylor Morrison Home Corp. (a)	569	34,163
Texas Roadhouse, Inc.	1,261	210,120
TopBuild Corp. (a)	477	145,461
Ulta Beauty, Inc. (a)	830	304,228
Under Armour, Inc. Class A (a) (b)	7,269	45,431

The accompanying notes are an integral part of the financial statements.
50

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parks & Resorts, Inc. (a) (b)	315	$14,320
Urban Outfitters, Inc. (a)	1,621	84,940
VF Corp.	19,747	306,473
Victoria's Secret & Co. (a)	3,555	66,052
Viking Holdings Ltd. (a)	8,802	349,880
Visteon Corp. (a)	990	76,844
Watches of Switzerland Group PLC (a) (g)	6,434	34,519
Wingstop, Inc.	2,002	451,611
Wyndham Hotels & Resorts, Inc.	1,786	161,651
Yum! Brands, Inc.	5,645	888,297
		14,862,272
Consumer Staples — 3.1%
BellRing Brands, Inc. (a)	3,888	289,500
Boston Beer Co., Inc. Class A (a)	11	2,627
Casey's General Stores, Inc.	1,508	654,532
Coca-Cola Consolidated, Inc.	3	4,050
Dollar Tree, Inc. (a)	9,057	679,909
Farmer's Business Network, Inc. (Acquired 7/31/20, Cost $48,230) (a) (e) (f)	1,459	15
Flowers Foods, Inc.	16,567	314,939
Grocery Outlet Holding Corp. (a)	5,825	81,433
Interparfums, Inc.	871	99,181
Kenvue, Inc.	48,919	1,173,078
Lamb Weston Holdings, Inc.	8,686	462,964
Maplebear, Inc. (a)	5,111	203,878
McCormick & Co., Inc.	3,680	302,901
Nomad Foods Ltd.	6,727	132,185
Olaplex Holdings, Inc. (a) (b)	46,904	59,568
Post Holdings, Inc. (a)	2,237	260,297
Primo Brands Corp.	2,332	82,763
Reynolds Consumer Products, Inc.	6,296	150,223
Simply Good Foods Co. (a)	5,013	172,898
Tessera Therapeutics, Inc. (Acquired 2/25/22, Cost $34,499) (a) (e) (f)	1,687	17,258
TreeHouse Foods, Inc. (a)	4,667	126,429
Tyson Foods, Inc. Class A	4,706	300,290
Utz Brands, Inc.	2,777	39,100
		5,610,018
Energy — 5.8%
Advantage Energy Ltd. (a)	7,652	57,641
Antero Resources Corp. (a)	676	27,337
Baker Hughes Co.	7,708	338,767
Cactus, Inc. Class A	4,872	223,284
Cheniere Energy, Inc.	4,249	983,219
Delek US Holdings, Inc.	1,678	25,287

	Number of Shares	Value
DT Midstream, Inc. (a)	247	$23,831
Enerflex Ltd.	16,384	126,604
EQT Corp.	11,626	621,177
Expand Energy Corp.	13,517	1,504,712
Expro Group Holdings NV (a)	9,839	97,800
Flowco Holdings, Inc. Class A (a)	3,114	79,874
Gulfport Energy Corp. (a)	551	101,461
Kodiak Gas Services, Inc.	1,731	64,566
Liberty Energy, Inc.	3,552	56,228
Magnolia Oil & Gas Corp. Class A (b)	10,945	276,471
Marathon Petroleum Corp.	3,805	554,350
Matador Resources Co.	6,471	330,603
MEG Energy Corp. (b)	1,508	26,439
PBF Energy, Inc. Class A	6,631	126,586
Permian Resources Corp.	35,482	491,426
Range Resources Corp.	17,094	682,563
Solaris Oilfield Infrastructure, Inc.	650	14,144
South Bow Corp. (SOBO CN) (b)	8,062	205,941
Suncor Energy, Inc. (SU US)	5,436	210,482
TechnipFMC PLC	63,335	2,007,086
Tidewater, Inc. (a)	8,184	345,938
Viper Energy, Inc.	14,139	638,376
Weatherford International PLC	4,967	265,983
		10,508,176
Financials — 16.5%
Affirm Holdings, Inc. (a)	612	27,656
Allstate Corp.	1,844	381,837
Annaly Capital Management, Inc.	22,630	459,615
Assurant, Inc.	5,926	1,242,978
Axis Capital Holdings Ltd.	2,883	288,992
Baldwin Insurance Group, Inc. (a)	5,181	231,539
Banc of California, Inc.	20,691	293,605
BankUnited, Inc.	4,188	144,235
Blue Foundry Bancorp (a)	5,178	47,638
Byline Bancorp, Inc.	622	16,272
Cadence Bank	7,172	217,742
Capitol Federal Financial, Inc.	9,518	53,301
Cathay General Bancorp	2,072	89,158
Cboe Global Markets, Inc.	4,277	967,842
Coastal Financial Corp. (a)	2,411	217,979
Columbia Banking System, Inc.	22,329	556,885
Columbia Financial, Inc. (a)	1,833	27,495
Corebridge Financial, Inc.	15,866	500,890
Corpay, Inc. (a)	5,155	1,797,652
CRB Group, Inc. (Acquired 4/14/22, Cost $73,283) (a) (e) (f)	697	7
Definity Financial Corp.	994	44,166
Dime Community Bancshares, Inc.	3,442	95,963

The accompanying notes are an integral part of the financial statements.
51

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
East West Bancorp, Inc.	6,085	$546,190
Eastern Bankshares, Inc.	15,994	262,302
Edenred SE	10,635	347,021
Encore Capital Group, Inc. (a)	1,891	64,823
Equity Bancshares, Inc. Class A	2,169	85,459
FB Financial Corp.	7,181	332,911
Fifth Third Bancorp	14,628	573,418
First American Financial Corp.	399	26,186
First Bancshares, Inc.	2,824	95,479
First Busey Corp.	1,652	35,683
Five Star Bancorp	2,818	78,340
Flagstar Financial, Inc. (b)	12,361	143,635
Flywire Corp. (a)	871	8,275
FS Bancorp, Inc.	2,178	82,786
Global Payments, Inc.	7,401	724,706
Goosehead Insurance, Inc. Class A	1,966	232,106
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (e) (f)	8,339	83
HA Sustainable Infrastructure Capital, Inc. (b)	9,239	270,148
Hamilton Lane, Inc. Class A	3,110	462,364
Hanover Insurance Group, Inc.	3,257	566,555
HarborOne Bancorp, Inc.	7,852	81,425
Helix Acquisition Corp. II (a)	952	10,758
Home BancShares, Inc.	12,223	345,544
Horace Mann Educators Corp.	4,664	199,293
Houlihan Lokey, Inc.	1,991	321,547
Intercontinental Exchange, Inc.	2,653	457,642
James River Group Holdings Ltd.	8,011	33,646
John Marshall Bancorp, Inc.	4,077	67,352
Kearny Financial Corp.	3,917	24,520
KeyCorp.	24,329	389,021
Lazard, Inc.	11,940	517,002
Live Oak Bancshares, Inc.	10,966	292,354
Markel Group, Inc. (a)	144	269,224
MarketAxess Holdings, Inc.	2,045	442,436
Marqeta, Inc. Class A (a)	107,170	441,540
MSCI, Inc.	70	39,585
National Bank Holdings Corp. Class A	4,063	155,491
OneMain Holdings, Inc.	5,890	287,903
Open Lending Corp. (a)	31,537	87,042
Origin Bancorp, Inc.	3,058	106,021
Oscar Health, Inc. Class A (a)	18,808	246,573
OTC Markets Group, Inc. Class A	1,289	61,163
Pacific Premier Bancorp, Inc.	6,671	142,226
PennyMac Financial Services, Inc.	7,252	725,998

	Number of Shares	Value
PennyMac Mortgage Investment Trust	10,483	$153,576
Pinnacle Financial Partners, Inc.	6,737	714,391
Ponce Financial Group, Inc. (a)	4,450	56,382
Popular, Inc.	9,276	856,824
PRA Group, Inc. (a)	3,537	72,933
Preferred Bank	2,089	174,766
Primerica, Inc.	336	95,602
Prosperity Bancshares, Inc.	4,507	321,665
Raymond James Financial, Inc.	3,832	532,303
RenaissanceRe Holdings Ltd.	3,127	750,480
RLI Corp.	2,382	191,346
Root, Inc. Class A (a)	1,078	143,848
Ryan Specialty Holdings, Inc.	3,059	225,968
Selective Insurance Group, Inc.	191	17,484
Sezzle, Inc. (a) (b)	204	7,118
SLM Corp.	2,805	82,383
Southern First Bancshares, Inc. (a)	1,505	49,545
SouthState Corp.	5,970	554,135
Sprott, Inc.	343	15,390
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (e) (f)	487	1,169
StepStone Group, Inc. Class A	10,752	561,577
Stifel Financial Corp.	263	24,790
StoneX Group, Inc. (a)	924	70,575
Synovus Financial Corp.	1,654	77,308
Texas Capital Bancshares, Inc. (a)	5,642	421,457
TMX Group Ltd.	10,253	374,339
Toast, Inc., Class A (a)	35,043	1,162,376
Towne Bank	8,115	277,452
TPG, Inc.	1,681	79,730
Tradeweb Markets, Inc. Class A	2,277	338,043
TWFG, Inc. (a)	3,174	98,108
Voya Financial, Inc.	7,732	523,920
Walker & Dunlop, Inc.	2,211	188,731
Webster Financial Corp.	12,617	650,406
Western Alliance Bancorp	11,595	890,844
Western Union Co.	56,588	598,701
White Mountains Insurance Group Ltd.	99	190,655
WSFS Financial Corp.	4,164	215,987
		30,149,530
Health Care — 15.3%
Acadia Healthcare Co., Inc. (a)	825	25,014
ACELYRIN, Inc. (a) (b)	9,248	22,843
Agilent Technologies, Inc.	7,032	822,603
Agios Pharmaceuticals, Inc. (a)	561	16,437

The accompanying notes are an integral part of the financial statements.
52

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Akero Therapeutics, Inc. (a)	2,286	$92,537
Alcon AG	5,931	563,030
Align Technology, Inc. (a)	1,716	272,604
Alignment Healthcare, Inc. (a)	13,942	259,600
Alkermes PLC (a)	17,147	566,194
Alnylam Pharmaceuticals, Inc. (a)	4,393	1,186,198
AnaptysBio, Inc. (a)	697	12,957
Applied Therapeutics, Inc. (a) (b)	23,518	11,498
Arcellx, Inc. (a)	2,697	176,923
Argenx SE ADR (a)	1,061	627,969
Arrowhead Pharmaceuticals, Inc. (a)	3,926	50,017
Arvinas, Inc. (a)	2,840	19,937
Ascendis Pharma AS ADR (a)	3,828	596,632
Autolus Therapeutics PLC ADR (a) (b)	2,605	4,038
Avanos Medical, Inc. (a)	6,980	100,023
Avantor, Inc. (a)	38,412	622,659
Avidity Biosciences, Inc. (a)	6,804	200,854
Axsome Therapeutics, Inc. (a)	395	46,069
Baxter International, Inc.	27,249	932,733
Beam Therapeutics, Inc. (a)	436	8,515
BeiGene Ltd. ADR (a)	145	39,465
Beta Bionics, Inc. (a)	350	4,284
Bicara Therapeutics, Inc. (a)	718	9,356
Bio-Techne Corp.	9,051	530,660
Biogen, Inc. (a)	2,217	303,374
Biohaven Ltd. (a)	952	22,886
BioLife Solutions, Inc. (a)	2,021	46,160
Black Diamond Therapeutics, Inc. (a)	16,792	26,028
Blueprint Medicines Corp. (a)	4,026	356,341
BrightSpring Health Services, Inc. (a) (b)	8,470	153,222
Bruker Corp.	10,698	446,535
Cabaletta Bio, Inc. (a) (b)	7,093	9,824
Capsule, Inc. (Acquired 4/07/21, Cost $72,342) (a) (e) (f)	4,992	3,245
Celldex Therapeutics, Inc. (a)	2,041	37,044
Centessa Pharmaceuticals PLC ADR (a)	3,149	45,283
CG oncology, Inc. (a) (b)	398	9,747
Concentra Group Holdings Parent, Inc.	40,950	888,615
Cooper Cos., Inc. (a)	10,809	911,739
Crinetics Pharmaceuticals, Inc. (a)	3,534	118,530
CRISPR Therapeutics AG (a) (b)	3,795	129,144
Cytokinetics, Inc. (a)	11,934	479,627
Day One Biopharmaceuticals, Inc. (a)	707	5,607

	Number of Shares	Value
Denali Therapeutics, Inc. (a)	729	$9,911
DENTSPLY SIRONA, Inc.	29,487	440,536
Disc Medicine, Inc. (a)	556	27,600
Doximity, Inc. Class A (a)	3,109	180,415
Dyne Therapeutics, Inc. (a)	2,416	25,271
Elanco Animal Health, Inc. (a)	15,016	157,668
Encompass Health Corp.	2,089	211,574
Enovis Corp. (a)	5,843	223,261
Ensign Group, Inc.	955	123,577
Entrada Therapeutics, Inc. (a)	2,318	20,955
Erasca, Inc. (a)	26,420	36,195
Exact Sciences Corp. (a)	10,551	456,753
EyePoint Pharmaceuticals, Inc. (a)	1,445	7,832
GeneDx Holdings Corp. (a)	732	64,830
Generation Bio Co. (a)	6,148	2,490
Ginkgo Bioworks, Inc., Earnout Shares 600 (Acquired 9/17/21, Cost $0) (a) (c) (d) (f)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 700 (Acquired 9/17/21, Cost $0) (a) (c) (d) (f)	21	—
Ginkgo Bioworks, Inc., Earnout Shares 800 (Acquired 9/17/21, Cost $0) (a) (c) (d) (f)	21	—
Gyroscope Therapeutics, Milestone Payment 1 (Acquired 2/18/22, Cost $31,900) (a) (c) (d) (f)	31,900	—
Gyroscope Therapeutics, Milestone Payment 2 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (f)	21,260	—
Gyroscope Therapeutics, Milestone Payment 3 (Acquired 2/18/22, Cost $21,260) (a) (c) (d) (f)	21,260	—
Haemonetics Corp. (a)	1,258	79,946
HealthEquity, Inc. (a)	997	88,105
Hologic, Inc. (a)	16,390	1,012,410
Ideaya Biosciences, Inc. (a)	1,940	31,777
Immatics NV (a)	22,544	101,673
Immunocore Holdings PLC ADR (a) (b)	10,205	302,782
Immunome, Inc. (a)	11,647	78,384
Immunovant, Inc. (a) (b)	9,391	160,492
Innovage Holding Corp. (a)	11,075	33,004
Insmed, Inc. (a)	7,567	577,286
Ionis Pharmaceuticals, Inc. (a)	18,856	568,886
Iovance Biotherapeutics, Inc. (a)	3,728	12,414
Janux Therapeutics, Inc. (a)	679	18,333
Jasper Therapeutics, Inc. (a) (b)	1,584	6,811
Karyopharm Therapeutics, Inc. (a) (b)	292	1,092

The accompanying notes are an integral part of the financial statements.
53

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kestra Medical Technologies, Inc. (a)	3,722	$92,752
Krystal Biotech, Inc. (a)	272	49,042
Kymera Therapeutics, Inc. (a)	3,897	106,661
Lantheus Holdings, Inc. (a)	2,280	222,528
Legend Biotech Corp. ADR (a)	469	15,913
Madrigal Pharmaceuticals, Inc. (a)	227	75,189
Masimo Corp. (a)	2,444	407,170
Merus NV (a)	1,035	43,563
Metsera, Inc. (a)	4,228	115,086
Mettler-Toledo International, Inc. (a)	367	433,394
Mirum Pharmaceuticals, Inc. (a)	1,022	46,041
Molina Healthcare, Inc. (a)	1,394	459,170
Monte Rosa Therapeutics, Inc. (a) (b)	3,072	14,254
MoonLake Immunotherapeutics (a)	675	26,372
Natera, Inc. (a)	2,046	289,325
Neogen Corp. (a)	13,522	117,236
NeoGenomics, Inc. (a)	4,828	45,818
Neumora Therapeutics, Inc. (a) (b)	4,756	4,756
Neurocrine Biosciences, Inc. (a)	281	31,079
Nurix Therapeutics, Inc. (a)	4,989	59,269
Nuvalent, Inc., Class A (a)	1,232	87,373
Outset Medical, Inc. (a) (b)	2,357	26,068
Pacific Biosciences of California, Inc. (a) (b)	11,302	13,336
Penumbra, Inc. (a)	898	240,134
Perrigo Co. PLC	22,788	638,976
Phreesia, Inc. (a)	499	12,754
Praxis Precision Medicines, Inc. (a)	545	20,639
Prime Medicine, Inc. (a) (b)	8,449	16,814
Privia Health Group, Inc. (a)	338	7,588
PROCEPT BioRobotics Corp. (a)	1,737	101,198
Prothena Corp. PLC (a)	1,772	21,929
PTC Therapeutics, Inc. (a)	199	10,141
Quidelortho Corp. (a)	14,036	490,839
RadNet, Inc. (a)	2,268	112,765
Rapport Therapeutics, Inc. (a)	2,451	24,584
Relay Therapeutics, Inc. (a)	1,649	4,320
Repligen Corp. (a)	2,058	261,860
Replimune Group, Inc. (a)	5,854	57,077
Revolution Medicines, Inc. (a)	4,818	170,364
Rhythm Pharmaceuticals, Inc. (a)	551	29,186
Rocket Pharmaceuticals, Inc. (a)	1,299	8,664
Sarepta Therapeutics, Inc. (a)	1,819	116,089
Sartorius Stedim Biotech	249	49,521

	Number of Shares	Value
Scholar Rock Holding Corp. (a)	4,869	$156,538
Select Medical Holdings Corp.	40,290	672,843
Soleno Therapeutics, Inc. (a)	574	41,012
Sotera Health Co. (a)	12,687	147,930
SpringWorks Therapeutics, Inc. (a)	1,158	51,103
Stevanato Group SpA (b)	5,758	117,578
Structure Therapeutics, Inc. ADR (a) (b)	84	1,454
Tango Therapeutics, Inc. (a)	6,109	8,369
Teleflex, Inc.	5,757	795,560
Ultragenyx Pharmaceutical, Inc. (a)	1,049	37,984
Vaxcyte, Inc. (a)	4,451	168,070
Veeva Systems, Inc. Class A (a)	7,809	1,808,799
Vera Therapeutics, Inc. (a)	4,566	109,675
Verve Therapeutics, Inc. (a)	3,833	17,517
Viatris, Inc.	42,815	372,919
Viridian Therapeutics, Inc. (a)	833	11,229
WaVe Life Sciences Ltd. (a)	2,211	17,865
West Pharmaceutical Services, Inc.	403	90,224
Xencor, Inc. (a)	2,236	23,791
Xenon Pharmaceuticals, Inc. (a)	961	32,242
Zenas Biopharma, Inc. (a) (b)	333	2,631
Zimmer Biomet Holdings, Inc.	10,096	1,142,665
		27,881,698
Industrials — 17.5%
AAON, Inc.	25	1,953
Acuren Corp. (a)	5,615	62,439
AGCO Corp.	6,416	593,929
Air Lease Corp.	1,106	53,431
Alamo Group, Inc.	180	32,078
Allegiant Travel Co.	1,786	92,247
API Group Corp. (a)	29,602	1,058,568
Arcosa, Inc.	3,146	242,620
Atmus Filtration Technologies, Inc.	2,389	87,748
AZZ, Inc.	2,943	246,064
Beacon Roofing Supply, Inc. (a)	258	31,915
Booz Allen Hamilton Holding Corp.	2,349	245,658
Brady Corp. Class A	1,481	104,618
BrightView Holdings, Inc. (a)	1,912	24,550
Broadridge Financial Solutions, Inc.	2,090	506,741
BWX Technologies, Inc.	4,135	407,918
Casella Waste Systems, Inc. Class A (a)	2,234	249,113
Clarivate PLC (a)	19,860	78,050

The accompanying notes are an integral part of the financial statements.
54

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Conduent, Inc. (a)	8,802	$23,765
Covenant Logistics Group, Inc.	841	18,670
Crane Co.	1,562	239,267
CSW Industrials, Inc.	173	50,433
Custom Truck One Source, Inc. (a)	13,228	55,822
Dayforce, Inc. (a)	12,601	735,016
Diploma PLC	1,020	50,950
Douglas Dynamics, Inc.	1,784	41,442
Enerpac Tool Group Corp.	1,876	84,157
Enpro, Inc.	1,481	239,611
Equifax, Inc.	1,846	449,612
Esab Corp.	16,590	1,932,735
ESCO Technologies, Inc.	1,032	164,212
Federal Signal Corp.	1,620	119,151
Ferguson Enterprises, Inc.	2,245	359,716
First Advantage Corp. (a) (b)	11,015	155,201
Fortive Corp.	19,319	1,413,764
FTAI Aviation Ltd.	1,388	154,110
FTI Consulting, Inc. (a)	819	134,382
GMS, Inc. (a)	1,116	81,658
Graco, Inc.	761	63,551
Helios Technologies, Inc.	1,050	33,695
Herc Holdings, Inc.	549	73,714
Hexcel Corp.	5,543	303,535
Hillenbrand, Inc.	1,910	46,107
Hillman Solutions Corp. (a)	9,540	83,857
Hubbell, Inc.	543	179,684
IDEX Corp.	3,247	587,610
Ingersoll Rand, Inc.	14,557	1,164,997
ITT, Inc.	1,533	198,002
JB Hunt Transport Services, Inc.	2,908	430,239
JBT Marel Corp.	960	117,312
Karman Holdings, Inc. (a)	3,334	111,422
L3Harris Technologies, Inc.	3,294	689,467
Landstar System, Inc.	1,163	174,683
Leonardo DRS, Inc.	7,610	250,217
Loar Holdings, Inc. (a)	2,991	211,314
Matson, Inc.	685	87,796
McGrath RentCorp	1,357	151,170
MDA Space Ltd. (a)	761	14,537
Middleby Corp. (a)	4,704	714,914
Moog, Inc. Class A	440	76,274
MSA Safety, Inc.	1,741	255,387
MYR Group, Inc. (a)	235	26,576
NEXTracker, Inc. Class A (a)	1,712	72,144
Norfolk Southern Corp.	3,355	794,632
Old Dominion Freight Line, Inc.	5,361	886,977

	Number of Shares	Value
Parsons Corp. (a)	1,700	$100,657
Paylocity Holding Corp. (a)	6,941	1,300,327
Quanta Services, Inc.	769	195,464
RBC Bearings, Inc. (a)	3,283	1,056,371
Robert Half, Inc.	605	33,003
Rush Enterprises, Inc. Class A	3,761	200,875
RXO, Inc. (a)	4,272	81,595
Saia, Inc. (a)	3,218	1,124,466
Sensata Technologies Holding PLC	17,744	430,647
Shoals Technologies Group, Inc. Class A (a)	5,165	17,148
Shyft Group, Inc.	6,491	52,512
Simpson Manufacturing Co., Inc.	189	29,688
SiteOne Landscape Supply, Inc. (a)	8,763	1,064,179
Southwest Airlines Co.	18,088	607,395
Spirax Group PLC	1,005	80,939
SPX Technologies, Inc. (a)	958	123,371
SS&C Technologies Holdings, Inc.	5,546	463,257
Standardaero, Inc. (a)	16,662	443,876
Stanley Black & Decker, Inc.	7,782	598,280
Sun Country Airlines Holdings, Inc. (a)	3,562	43,884
Tetra Tech, Inc.	86	2,516
Textron, Inc.	14,802	1,069,444
Thermon Group Holdings, Inc. (a)	4,439	123,626
Toro Co.	8,095	588,911
Transcat, Inc. (a)	875	65,144
TransUnion	3,203	265,817
Trex Co., Inc. (a)	5,370	311,997
UFP Industries, Inc.	1,272	136,155
UL Solutions, Inc. Class A	5,130	289,332
UniFirst Corp.	310	53,940
United Rentals, Inc.	146	91,498
Upwork, Inc. (a)	8,893	116,054
Valmont Industries, Inc.	269	76,765
Veralto Corp.	3,103	302,387
Verisk Analytics, Inc.	964	286,906
Verra Mobility Corp. (a)	14,833	333,891
VSE Corp. (b)	3,715	445,763
Waste Connections, Inc.	1,338	261,164
Weir Group PLC	1,094	33,033
WillScot Holdings Corp.	6,567	182,563
XPO, Inc. (a)	1,819	195,688
Zurn Elkay Water Solutions Corp.	3,175	104,711
		31,808,366

The accompanying notes are an integral part of the financial statements.
55

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 13.4%
Alarm.com Holdings, Inc. (a)	834	$46,412
Allegro MicroSystems, Inc. (a)	2,141	53,803
Amphenol Corp. Class A	5,319	348,873
Amplitude, Inc. Class A (a)	13,057	133,051
Apiture, Inc. (Acquired 7/01/20-6/30/22, Cost $97,636) (a) (e) (f)	6,130	66,756
Appfolio, Inc. Class A (a)	14	3,079
ASGN, Inc. (a)	274	17,268
Atlassian Corp. Class A (a)	1,780	377,734
Aurora Innovation, Inc. (a)	28,442	191,272
Bill Holdings, Inc. (a)	9,364	429,714
Braze, Inc. Class A (a)	59	2,129
CCC Intelligent Solutions Holdings, Inc. (a)	67,264	607,394
CDW Corp.	1,713	274,525
Cellebrite DI Ltd. (a)	4,157	80,771
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (e) (f)	15,444	154
Cognex Corp.	4,369	130,327
Corning, Inc.	24,080	1,102,382
CTS Corp.	1,756	72,962
CyberArk Software Ltd. (a)	479	161,902
Datadog, Inc. Class A (a)	3,845	381,463
Descartes Systems Group, Inc. (a)	4,455	449,198
Docusign, Inc. (a)	4,633	377,126
Endava PLC Sponsored ADR (a)	4,636	90,448
Entegris, Inc.	2,896	253,342
Fair Isaac Corp. (a)	251	462,884
FARO Technologies, Inc. (a)	2,525	68,933
Fortinet, Inc. (a)	386	37,156
Gartner, Inc. (a)	965	405,049
Globant SA (a)	2,288	269,343
GoDaddy, Inc. Class A (a)	2,630	473,768
Grid Dynamics Holdings, Inc. (a)	230	3,600
HubSpot, Inc. (a)	985	562,721
I3 Verticals, Inc. Class A (a)	659	16,258
Insight Enterprises, Inc. (a)	457	68,545
Intapp, Inc. (a)	2,388	139,411
IonQ, Inc. (a)	134	2,957
JFrog Ltd. (a)	4,268	136,576
Keysight Technologies, Inc. (a)	8,083	1,210,591
Lattice Semiconductor Corp. (a)	26,017	1,364,592
Littelfuse, Inc.	1,042	205,003
MACOM Technology Solutions Holdings, Inc. (a)	3,883	389,776
Marvell Technology, Inc.	11,047	680,164
Microchip Technology, Inc.	15,204	736,026

	Number of Shares	Value
Mirion Technologies, Inc. (a)	32,506	$471,337
MKS Instruments, Inc.	6,062	485,869
Monday.com Ltd. (a)	2,745	667,474
MongoDB, Inc. (a)	476	83,490
Monolithic Power Systems, Inc.	980	568,380
nCino, Inc. (a) (b)	6,898	189,488
Novanta, Inc. (a)	2,261	289,114
NXP Semiconductors NV	1,297	246,508
Onestream, Inc. (a)	10,536	224,838
Onto Innovation, Inc. (a)	10	1,213
PAR Technology Corp. (a)	5,644	346,203
Procore Technologies, Inc. (a)	2,585	170,662
PTC, Inc. (a)	5,804	899,330
Pure Storage, Inc. Class A (a)	7,642	338,311
QXO, Inc.	13,196	178,674
Rambus, Inc. (a)	4,376	226,567
Roper Technologies, Inc.	912	537,697
SailPoint, Inc. (a)	2,360	44,250
Samsara, Inc. Class A (a)	7,833	300,239
Sandisk Corp. (a)	6,778	322,701
ServiceTitan, Inc. Class A (a)	370	35,191
ServiceTitan, Inc., Lockup Shares (a) (d)	5,843	555,728
SimilarWeb Ltd. (a)	2,512	20,774
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (e) (f)	2,657	6,961
TE Connectivity PLC	3,857	545,071
Teledyne Technologies, Inc. (a)	1,553	772,944
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (e) (f)	4,820	48
Tyler Technologies, Inc. (a)	1,480	860,457
Vertex, Inc. Class A (a)	2,663	93,232
Viavi Solutions, Inc. (a)	19,163	214,434
Vontier Corp.	117	3,843
Western Digital Corp. (a)	6,700	270,881
Workiva, Inc. (a)	3,385	256,955
Zebra Technologies Corp. Class A (a)	1,142	322,684
Zoom Communications, Inc. (a)	6,015	443,727
Zscaler, Inc. (a)	2,338	463,906
		24,344,619
Materials — 4.5%
Alamos Gold, Inc. Class A (AGI CN)	2,100	56,110
Avery Dennison Corp.	3,913	696,397
Ball Corp.	12,665	659,466
Cabot Corp.	562	46,725
Capstone Copper Corp. (a)	27,675	142,505

The accompanying notes are an integral part of the financial statements.
56

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Carpenter Technology Corp.	17	$3,080
Celanese Corp.	7,440	422,369
Commercial Metals Co.	288	13,251
Constellium SE (a)	31,643	319,278
DuPont de Nemours, Inc.	6,504	485,719
Eagle Materials, Inc.	17	3,773
Element Solutions, Inc.	12,747	288,210
Franco-Nevada Corp.	4,545	714,826
Freeport-McMoRan, Inc.	8,815	333,736
HB Fuller Co.	3,092	173,523
Hudbay Minerals, Inc.	4,241	32,189
IAMGOLD Corp. (a)	11,407	71,294
International Paper Co.	19,165	1,022,453
Knife River Corp. (a)	3,467	312,758
Louisiana-Pacific Corp.	1,061	97,591
Martin Marietta Materials, Inc.	1,115	533,115
Orion SA	382	4,939
Osisko Gold Royalties Ltd.	6,232	131,620
PureCycle Technologies, Inc. (a) (b)	3,952	27,348
Quaker Chemical Corp. (b)	803	99,259
Reliance, Inc.	2,194	633,517
Royal Gold, Inc.	507	82,899
RPM International, Inc.	1,606	185,782
Sealed Air Corp.	9,697	280,243
Stora Enso OYJ Class R	747	7,088
US Steel Corp.	3,685	155,728
Warrior Met Coal, Inc.	3,896	185,917
West Fraser Timber Co. Ltd. (WFG (CN) (b)	410	31,491
West Fraser Timber Co. Ltd. (WFG US) (b)	195	15,003
		8,269,202
Real Estate — 5.4%
American Assets Trust, Inc.	4,124	83,057
Apartment Investment & Management Co. Class A	41,155	362,164
Apple Hospitality REIT, Inc.	10,985	141,816
Colliers International Group, Inc.	1,554	188,500
CoStar Group, Inc. (a)	6,018	476,806
CubeSmart	11,338	484,246
Curbline Properties Corp.	11,025	266,695
EastGroup Properties, Inc.	2,137	376,432
Empire State Realty Trust, Inc. Class A	4,314	33,735
Equity Residential	7,964	570,063
Essential Properties Realty Trust, Inc.	9,130	298,003
FirstService Corp.	1,998	331,568

	Number of Shares	Value
Flagship Communities REIT	3,567	$60,104
Highwoods Properties, Inc.	5,862	173,750
Independence Realty Trust, Inc. (b)	23,240	493,385
Kilroy Realty Corp.	5,730	187,715
Landbridge Co. LLC Class A (b)	1,754	126,183
Lineage, Inc.	7,396	433,627
Macerich Co.	10,481	179,959
NETSTREIT Corp. (b)	11,855	187,902
Opendoor Technologies, Inc. (a) (b)	37,229	37,974
Pebblebrook Hotel Trust	13,290	134,628
Rayonier, Inc.	14,253	397,374
Redfin Corp. (a)	1,381	12,719
Regency Centers Corp.	7,719	569,353
Rexford Industrial Realty, Inc.	13,434	525,941
Ryman Hospitality Properties, Inc.	1,132	103,510
Safehold, Inc.	7,851	146,971
Saul Centers, Inc.	2,354	84,909
St. Joe Co.	827	38,828
Sun Communities, Inc.	6,222	800,398
Terreno Realty Corp.	7,798	492,990
UMH Properties, Inc.	9,659	180,623
UNITE Group PLC	5,472	57,547
Vornado Realty Trust	8,312	307,461
Weyerhaeuser Co.	17,742	519,486
		9,866,422
Utilities — 3.1%
Ameren Corp.	6,745	677,198
Artesian Resources Corp. Class A	1,929	62,982
California Water Service Group	4,835	234,304
CenterPoint Energy, Inc.	9,586	347,301
Chesapeake Utilities Corp.	3,792	487,007
Dominion Energy, Inc.	9,930	556,775
FirstEnergy Corp.	13,444	543,407
Hawaiian Electric Industries, Inc. (a)	17,993	197,023
IDACORP, Inc.	3,423	397,821
MGE Energy, Inc.	1,541	143,251
Middlesex Water Co.	2,531	162,237
OGE Energy Corp.	7,842	360,418
ONE Gas, Inc.	3,990	301,604
PG&E Corp.	38,006	652,943
Talen Energy Corp. (a)	14	2,796
TXNM Energy, Inc.	9,619	514,424
		5,641,491
TOTAL COMMON STOCK (Cost $170,016,251)		173,458,043

The accompanying notes are an integral part of the financial statements.
57

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.6%
Consumer Discretionary — 0.0%
Nuro, Inc., Series C (Acquired 10/30/20-3/02/21, Cost $282,254) (a) (e) (f)	21,621	$216
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025) (a) (e) (f)	12,090	121
OfferUp, Inc., Series F (Acquired 7/01/20, Cost $9,217) (a) (e) (f)	4,025	1,208
		1,545
Consumer Staples — 0.0%
Epirus, Inc., Series C-2 (Acquired 1/28/21, Cost $324,592) (a) (e) (f)	58,131	581
Farmer's Business Network, Inc., Series E (Acquired 2/11/19, Cost $191,081) (a) (e) (f)	8,198	82
Farmer's Business Network, Inc., Series F (Acquired 7/31/20, Cost $124,028) (a) (e) (f)	3,752	38
		701
Financials — 0.0%
CRB Group, Inc., Series D (Acquired 1/28/22, Cost $255,280) (a) (e) (f)	2,428	24
Stash Financial, Inc., Series F (Acquired 4/24/20, Cost $126,801) (a) (e) (f)	5,060	12,144
Stash Financial, Inc., Series G (Acquired 1/26/21, Cost $174,908) (a) (e) (f)	4,667	11,201
		23,369
Health Care — 0.4%
Capsule Corp., Series 1 D (Acquired 4/07/21, Cost $72,328) (a) (e) (f)	4,991	3,244
Caris Life Sciences, Inc., Series C (Acquired 8/14/20, Cost $125,312) (a) (e) (f)	45,403	454
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $378,132) (a) (e) (f)	46,683	467
Cleerly, Inc., Series C (Acquired 7/08/22, Cost $200,211) (a) (e) (f)	16,995	170

	Number of Shares	Value
Color Health, Inc., Series D (Acquired 12/17/20, Cost $43,490) (a) (e) (f)	1,155	$12
Color Health, Inc., Series D-1 (Acquired 1/13/20, Cost $56,632) (a) (e) (f)	2,655	27
Color Health, Inc., Series E (Acquired 10/26/21, Cost $15,095) (a) (e) (f)	151	1
DTX Co., Series A-1 (Acquired 2/04/22, Cost $31,212) (a) (e) (f)	17,154	172
Eikon Therapeutics, Inc., Series B (Acquired 12/03/21, Cost $89,186) (a) (e) (f)	5,042	13,412
Honor Technology, Inc., Series D (Acquired 10/16/20, Cost $225,290) (a) (e) (f)	93,556	80,458
Honor Technology, Inc., Series E (Acquired 9/29/21, Cost $116,646) (a) (e) (f)	36,897	31,731
Inscripta, Inc., Series E (Acquired 3/30/21, Cost $148,812) (a) (e) (f)	16,853	169
Insitro, Inc., Series B (Acquired 5/21/20, Cost $34,456) (a) (e) (f)	5,530	55
Insitro, Inc., Series C (Acquired 4/07/21, Cost $62,208) (a) (e) (f)	3,401	34
Kardium, Inc., Series D-5 (Acquired 11/29/18, Cost $29,907) (a) (e) (f)	30,866	309
Kardium, Inc., Series D-6 (Acquired 1/08/21, Cost $145,349) (a) (e) (f)	143,083	1,431
National Resilience, Inc., Series B (Acquired 10/23/20, Cost $263,720) (a) (e) (f)	19,306	448,671
National Resilience, Inc., Series C (Acquired 6/09/21, Cost $315,045) (a) (e) (f)	7,094	164,865
Ring Therapeutics, Inc., Series B (Acquired 4/12/21, Cost $50,885) (a) (e) (f)	5,531	12,721
Sartorius AG 0.346%	623	144,100
Treeline Biosciences, Inc., Series A (Acquired 4/09/21, Cost $40,640) (a) (e) (f)	5,192	22,377
		924,880

The accompanying notes are an integral part of the financial statements.
58

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 0.1%
ABL Space Systems Co., Series A-8 (Acquired 3/24/21, Cost $328,985) (a) (e) (f)	8,288	$83
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (e) (f)	12,248	119,785
		119,868
Information Technology — 0.1%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (e) (f)	23,433	235
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (e) (f)	30,627	306
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (e) (f)	51,969	137,198
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (e) (f)	1,090	11
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (e) (f)	120	1
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (e) (f)	120	1
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $87,002) (a) (e) (f)	3,875	39
		137,791
Materials — 0.0%
KoBold Metals Co., Series B-1 (Acquired 1/10/22, Cost $244,807) (a) (e) (f)	8,931	89
Real Estate — 0.0%
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18-6/15/18, Cost $44,816) (a) (e) (f)	5,266	52
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (e) (f)	3,470	35
		87
TOTAL PREFERRED STOCK (Cost $6,323,027)		1,208,330
TOTAL EQUITIES (Cost $176,339,278)		174,666,373

	Principal Amount	Value
Bonds & Notes — 0.1%
Corporate Debt — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
Convertible, 0.250% 2/15/28	$79,000	$18,842
1.875% 12/01/29	339,000	72,885
		91,727
TOTAL CORPORATE DEBT (Cost $231,648)		91,727
TOTAL BONDS & NOTES (Cost $231,648)		91,727
	Number of Shares
Rights — 0.0%
Health Care — 0.0%
AstraZeneca PLC, CVR (a) (c) (d)	16,791	—
TOTAL RIGHTS (Cost $5,205)		—
Warrants — 0.0%
Communication Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25, Strike 11.5 (a)	3,668	36
Financials — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (e) (f)	1,432	14
Health Care — 0.0%
Revolution Medicines, Inc., Expires 12/17/26 (a)	1,166	44
TOTAL WARRANTS (Cost $6,869)		94
TOTAL LONG-TERM INVESTMENTS (Cost $176,583,000)		174,758,194

The accompanying notes are an integral part of the financial statements.
59

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 4.7%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (h)	492,144	$492,144
Mutual Fund — 3.9%
T. Rowe Price Government Reserve Investment Fund, 1.204% (i)	7,122,286	7,122,286
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (j)	$1,010,077	1,010,077
TOTAL SHORT-TERM INVESTMENTS (Cost $8,624,507)		8,624,507
TOTAL INVESTMENTS — 100.7% (Cost $185,207,507) (k)		183,382,701
Other Assets/ (Liabilities) — (0.7)%		(1,341,904)
NET ASSETS — 100.0%		$182,040,797

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,329,351 or 1.83% of net assets. The Fund received $2,989,475 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31,
2025, these securities amounted to a value of $555,728 or
0.31% of net assets.
(e)	This security is valued using an agreed upon price from an executed securities purchase agreement. The total value of these securities as of March 31, 2025 was $1,160,339.
(f)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $1,160,339 or 0.64% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $34,519 or 0.02% of net assets.

(h)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(i)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(j)
Maturity value of $1,010,155. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,030,319.

(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Bond Asset Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Assets:
Investments, at value (Note 2) (a)	$217,105,855	$770,057,239	$99,811,424	$182,372,624
Repurchase agreements, at value (Note 2) (b)	1,957,480	1,003,153	1,171,372	1,010,077
Total investments (c)	219,063,335	771,060,392	100,982,796	183,382,701
Cash	—	188	61,545	25,598
Foreign currency, at value (d)	318,289	—	93,574	102,717
Receivables from:
Investments sold
Regular delivery	2,224,359	2,400,352	712,563	676,902
Fund shares sold	28,531	31,894	4,550	7,487
Investment adviser (Note 3)	33,645	61,639	16,479	25,356
Variation margin on open derivative instruments (Note 2)	—	3,025	—	—
Interest and dividends	1,980,037	443,100	309,208	140,509
Foreign tax reclaims	34,993	100,879	34,358	32,726
Premiums for closed swap agreements, at value	10,161	—	—	—
Open forward contracts (Note 2)	1,080,684	—	117,745	—
Open swap agreements, at value (Note 2)	6,565	—	5,846	—
Cash collateral pledged for open derivatives (Note 2)	—	32,000	—	—
Total assets	224,780,599	774,133,469	102,338,664	184,393,996
Liabilities:
Payables for:
Investments purchased
Regular delivery	4,261,961	964,683	99,103	328,973
Delayed delivery	2,733,140	—	—	—
Interest and dividends	2,723	—	2,332	—
Fund shares redeemed	1,147,812	5,484,971	718,394	1,286,358
Trustees’ fees and expenses (Note 3)	30,199	107,614	13,459	35,869
Variation margin on open derivative instruments (Note 2)	9,911	—	4,837	—
Affiliates (Note 3):
Administration fees	89,582	36,423	10,661	17,027
Open forward contracts (Note 2)	2,136,814	—	144,768	—
Open swap agreements, at value (Note 2)	—	—	30,833	—
Cash collateral held for securities on loan (Note 2)	907,838	—	239,672	492,144
Cash collateral held for open derivatives (Note 2)	246,206	—	—	—
Due to custodian	81,508	—	—	—
Accrued expense and other liabilities	249,728	259,698	103,273	192,828
Total liabilities	11,897,422	6,853,389	1,367,332	2,353,199
Net assets	$212,883,177	$767,280,080	$100,971,332	$182,040,797
Net assets consist of:
Paid-in capital	$325,933,068	$305,660,071	$95,888,593	$114,630,042
Accumulated earnings (loss)	(113,049,891)	461,620,009	5,082,739	67,410,755
Net assets	$212,883,177	$767,280,080	$100,971,332	$182,040,797
(a) Cost of investments:	$222,582,084	$748,164,624	$98,268,911	$184,197,430
(b) Cost of repurchase agreements:	$1,957,480	$1,003,153	$1,171,372	$1,010,077
(c) Securities on loan with market value of:	$1,244,679	$3,061,632	$6,112,723	$3,329,351
(d) Cost of foreign currency:	$318,214	—	$93,921	$102,247

The accompanying notes are an integral part of the financial statements.
61

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Bond Asset Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Class I shares:
Net assets	$212,883,177	$767,280,080	$100,971,332	$182,040,797
Shares outstanding (a)	24,638,413	58,532,489	8,911,309	17,331,002
Net asset value, offering price and redemption price per share	$8.64	$13.11	$11.33	$10.50

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
62

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Select T. Rowe Price Bond Asset Fund	MassMutual Select T. Rowe Price Large Cap Blend Fund	MassMutual Select T. Rowe Price Real Assets Fund	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Investment income (Note 2):
Dividends (a)	$—	$10,176,224	$2,587,390	$2,488,903
Interest (b)	8,757,892	240,031	61,930	259,177
Securities lending net income	6,147	2,777	25,066	20,352
Total investment income	8,764,039	10,419,032	2,674,386	2,768,432
Expenses (Note 3):
Custody and overdraft fees	93,023	115,918	47,256	70,550
Audit and tax fees	32,364	23,063	22,631	22,376
Legal fees	10,588	55,642	7,802	17,752
Proxy fees	1,493	1,493	1,493	1,493
Accounting & Administration fees	66,536	32,173	10,628	13,997
Shareholder reporting fees	18,364	43,235	11,949	16,323
Trustees’ fees	21,098	94,337	12,347	25,802
Registration and filing fees	13	—	—	—
Transfer agent fees	1,220	1,220	1,220	1,220
Total expenses	244,699	367,081	115,326	169,513
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(244,699)	(367,081)	(115,326)	(169,513)
Net investment income (loss)	8,764,039	10,419,032	2,674,386	2,768,432
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(16,858,524)	463,047,195	12,162,294	85,303,430
Futures contracts	(1,079,531)	2,688	653,361	—
Written options	41,083	—	—	—
Swap agreements	185,821	—	(1,054,828)	—
Foreign currency transactions	(32,681)	62	(25,629)	7,567
Forward contracts	5,687,652	—	(777,999)	—
Net realized gain (loss)	(12,056,180)	463,049,945	10,957,199	85,310,997
Net change in unrealized appreciation (depreciation) on:
Investment transactions *	(4,823,003)	(437,705,850)	(34,593,293)	(98,414,225)
Unfunded bank loan commitments	49	—	—	—
Futures contracts	148,041	(31,271)	(102,946)	—
Written options	(6,158)	—	—	—
Swap agreements	119,020	—	(224,877)	—
Translation of assets and liabilities in foreign currencies	7,271	(4,088)	(28,453)	(1,767)
Forward contracts	2,062,174	—	(378,401)	—
Net change in unrealized appreciation (depreciation)	(2,492,606)	(437,741,209)	(35,327,970)	(98,415,992)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(14,548,786)	25,308,736	(24,370,771)	(13,104,995)
Net increase (decrease) in net assets resulting from operations	$(5,784,747)	$35,727,768	$(21,696,385)	$(10,336,563)
(a) Net of foreign withholding tax of:	$—	$12,228	$66,756	$12,979
(b) Net of foreign withholding tax of:	$4,220	$—	$—	$—
* Net of increase (decrease) in accrued foreign capital gains tax of:	$13,470	$—	$62,617	$—

The accompanying notes are an integral part of the financial statements.
63

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Select T. Rowe Price Bond Asset Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,764,039	$25,727,706
Net realized gain (loss)	(12,056,180)	(12,895,302)
Net change in unrealized appreciation (depreciation)	(2,492,606)	47,118,823
Net increase (decrease) in net assets resulting from operations	(5,784,747)	59,951,227
Distributions to shareholders (Note 2):
Class I	(20,989,144)	(13,333,740)
Total distributions	(20,989,144)	(13,333,740)
Net fund share transactions (Note 5):
Class I	(284,723,288)	(115,815,842)
Increase (decrease) in net assets from fund share transactions	(284,723,288)	(115,815,842)
Total increase (decrease) in net assets	(311,497,179)	(69,198,355)
Net assets
Beginning of period	524,380,356	593,578,711
End of period	$212,883,177	$524,380,356

The accompanying notes are an integral part of the financial statements.
64

MassMutual Select T. Rowe Price Large Cap Blend Fund		MassMutual Select T. Rowe Price Real Assets Fund		MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$10,419,032	$31,326,486	$2,674,386	$9,777,009	$2,768,432	$9,088,619
463,049,945	428,518,302	10,957,199	2,447,059	85,310,997	103,680,014
(437,741,209)	298,393,730	(35,327,970)	56,215,994	(98,415,992)	57,765,596
35,727,768	758,238,518	(21,696,385)	68,440,062	(10,336,563)	170,534,229

(440,721,809)	(59,397,377)	(17,515,612)	(8,130,907)	(120,488,216)	(33,764,050)
(440,721,809)	(59,397,377)	(17,515,612)	(8,130,907)	(120,488,216)	(33,764,050)

(1,284,562,714)	(417,822,364)	(180,384,831)	(65,348,679)	(312,162,356)	(240,897,718)
(1,284,562,714)	(417,822,364)	(180,384,831)	(65,348,679)	(312,162,356)	(240,897,718)
(1,689,556,755)	281,018,777	(219,596,828)	(5,039,524)	(442,987,135)	(104,127,539)

2,456,836,835	2,175,818,058	320,568,160	325,607,684	625,027,932	729,155,471
$767,280,080	$2,456,836,835	$100,971,332	$320,568,160	$182,040,797	$625,027,932

The accompanying notes are an integral part of the financial statements.
65

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Bond Asset Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$8.97	$0.19	$(0.16)	$0.03	$(0.36)	$—	$(0.36)	$8.64	0.38%[b]	$212,883	0.12%[a]	0.00%[a]	4.37%[a]
9/30/24	8.25	0.38	0.53	0.91	(0.19)	—	(0.19)	8.97	11.17%	524,380	0.10%	0.00%	4.39%
9/30/23	8.63	0.31	(0.15)	0.16	(0.54)	—	(0.54)	8.25	1.75%	593,579	0.11%	0.00%	3.70%
9/30/22	10.43	0.21	(1.67)	(1.46)	(0.31)	(0.03)	(0.34)	8.63	(14.50%)	558,491	0.08%	0.00%	2.19%
9/30/21	10.65	0.20	(0.07)	0.13	(0.16)	(0.19)	(0.35)	10.43	1.26%	814,111	0.07%	0.00%	1.89%
9/30/20	10.59	0.24	0.18	0.42	(0.31)	(0.05)	(0.36)	10.65	4.15%	750,915	0.45%	0.33%	2.32%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	54%[t]	171%	265%	290%	255%	157%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended March 31, 2025 was 27%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
66

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Large Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$16.22	$0.09	$(0.13)aa	$(0.04)	$(0.21)	$(2.86)	$(3.07)	$13.11	(1.28%)[b]	$767,280	0.04%[a]	0.00%[a]	1.16%[a]
9/30/24	12.23	0.18	4.15	4.33	(0.21)	(0.13)	(0.34)	16.22	36.12%	2,456,837	0.03%	0.00%	1.27%
9/30/23	11.23	0.16	2.11	2.27	(0.10)	(1.17)	(1.27)	12.23	21.41%	2,175,818	0.03%	0.00%	1.37%
9/30/22	17.43	0.16	(3.36)	(3.20)	(0.15)	(2.85)	(3.00)	11.23	(22.96%)	1,853,860	0.02%	0.00%	1.13%
9/30/21	13.00	0.16	4.39	4.55	(0.12)	—	(0.12)	17.43	35.17%	2,309,626	0.02%	0.00%	0.97%
9/30/20	11.36	0.11	1.65	1.76	(0.12)	—	(0.12)	13.00	15.60%	1,772,717	0.51%	0.44%	0.91%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	20%	70%	73%	121%	65%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Real Assets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$12.72	$0.14	$(0.81)	$(0.67)	$(0.44)	$(0.28)	$(0.72)	$11.33	(5.26%)[b]	$100,971	0.10%[a]	0.00%[a]	2.40%[a]
9/30/24	10.69	0.33	1.97	2.30	(0.20)	(0.07)	(0.27)	12.72	21.90%	320,568	0.08%	0.00%	2.85%
9/30/23	10.34	0.34	0.90	1.24	(0.33)	(0.56)	(0.89)	10.69	11.61%	325,608	0.13%	0.00%	3.09%
9/30/22	12.85	0.49	(1.86)	(1.37)	(0.36)	(0.78)	(1.14)	10.34	(12.24%)	210,339	0.09%	0.00%	3.93%
9/30/21	9.83	0.37	2.89	3.26	(0.24)	—	(0.24)	12.85	33.66%	162,367	0.13%	0.00%	3.04%
9/30/20	10.49	0.23	(0.60)	(0.37)	(0.29)	—	(0.29)	9.83	(3.77%)	99,585	0.69%	0.50%	2.33%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	55%	61%	43%	57%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
68

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$13.96	$0.08	$(0.72)	$(0.64)	$(0.21)	$(2.61)	$(2.82)	$10.50	(6.79%)[b]	$182,041	0.07%[a]	0.00%[a]	1.22%[a]
9/30/24	11.59	0.16	2.76	2.92	(0.18)	(0.37)	(0.55)	13.96	25.89%	625,028	0.06%	0.00%	1.23%
9/30/23	11.01	0.15	1.32	1.47	(0.10)	(0.79)	(0.89)	11.59	13.50%	729,155	0.06%	0.00%	1.29%
9/30/22	16.20	0.14	(3.18)	(3.04)	(0.16)	(1.99)	(2.15)	11.01	(21.64%)	665,939	0.03%	0.00%	1.04%
9/30/21	12.41	0.15	4.43	4.58	(0.10)	(0.69)	(0.79)	16.20	37.99%	910,874	0.04%	0.00%	0.97%
9/30/20	11.44	0.07	1.18	1.25	(0.07)	(0.21)	(0.28)	12.41	10.97%	747,318	0.61%	0.53%	0.58%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	20%	42%	39%	34%	28%	41%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
69

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 32 series, including the following four series listed below(each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)
MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)
MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity

70

Notes to Financial Statements (Unaudited) (Continued)
prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

71

Notes to Financial Statements (Unaudited) (Continued)
pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The following is the aggregate value by input level, as of March 31, 2025, for the Funds’ investments:

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Bond Asset Fund
Asset Investments
Bank Loans	$—	$6,495,571	$—	$6,495,571
Corporate Debt	—	54,514,471	100,004	54,614,475
Municipal Obligations	—	350,558	—	350,558
Non-U.S. Government Agency Obligations	—	18,712,614	—	18,712,614
Sovereign Debt Obligations	—	39,954,486	—	39,954,486
U.S. Government Agency Obligations and Instrumentalities	—	39,702,950	—	39,702,950
U.S. Treasury Obligations	—	47,572,399	—	47,572,399
Purchased Options	—	249,654	—	249,654
Short-Term Investments	7,070,146	4,340,482	—	11,410,628
Total Investments	$7,070,146	$211,893,185	$100,004	$219,063,335
Asset Derivatives
Forward Contracts	$—	$1,080,684	$—	$1,080,684
Futures Contracts	166,692	—	—	166,692
Swap Agreements	—	355,800	—	355,800
Total	$166,692	$1,436,484	$—	$1,603,176

72

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Bond Asset Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(2,136,814)	$—	$(2,136,814)
Futures Contracts	(35,266)	—	—	(35,266)
Swap Agreements	—	(104,918)	—	(104,918)
Total	$(35,266)	$(2,241,732)	$—	$(2,276,998)
MM Select T. Rowe Price Large Cap Blend Fund
Asset Investments
Common Stock	$755,491,878	$2,516,948*	$—	$758,008,826
Preferred Stock	—	2,125,427*	—	2,125,427
Short-Term Investments	9,922,986	1,003,153	—	10,926,139
Total Investments	$765,414,864	$5,645,528	$—	$771,060,392
Liability Derivatives
Futures Contracts	$(7,826)	$—	$—	$(7,826)
MM Select T. Rowe Price Real Assets Fund
Asset Investments
Common Stock*
Argentina	$76,964	$—	$—	$76,964
Australia	172,546	7,886,415	—	8,058,961
Bahrain	—	118,860	—	118,860
Belgium	—	639,154	—	639,154
Bosnia and Herzegovina	—	119,134	—	119,134
Brazil	2,342,808	—	—	2,342,808
Canada	11,425,593	—	—	11,425,593
Chile	—	163,778	—	163,778
China	—	540,202	—	540,202
Congo	332,705	—	—	332,705
Finland	—	430,462	—	430,462
France	—	1,456,744	—	1,456,744
Germany	—	745,355	—	745,355
Hong Kong	—	524,582	—	524,582
India	—	121,095	—	121,095
Italy	—	98,833	—	98,833
Japan	—	2,706,171	—	2,706,171
Kazakhstan	—	162,950	—	162,950
Luxembourg	—	172,980	—	172,980
Mexico	863,967	—	—	863,967
Netherlands	—	147,963	—	147,963
Norway	—	153,798	—	153,798
Portugal	—	333,908	—	333,908
Republic of Korea	—	328,059	—	328,059
Russia	—	—	—+	—
Saudi Arabia	—	190,220	—	190,220
Singapore	—	499,202	—	499,202
South Africa	—	2,734,461	—	2,734,461
Spain	—	227,603	—	227,603
Taiwan	—	195,722	—	195,722
United Kingdom	565,907	1,548,798	163,476	2,278,181
United States	57,288,274	2,116,455	—	59,404,729
Vietnam	—	617,138	—	617,138
Zambia	304,816	—	—	304,816

73

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MM Select T. Rowe Price Real Assets Fund (Continued)
Asset Investments (Continued)
Preferred Stock
United States	$—	$519	$—	$519
Mutual Funds	67,084	—	—	67,084
Purchased Options	—	150,194	—	150,194
Exchange-Traded Funds	538,892	—	—	538,892
Short-Term Investments	243,368	1,465,641	—	1,709,009
Total Investments	$74,222,924	$26,596,396	$163,476	$100,982,796
Asset Derivatives
Forward Contracts	$—	$117,745	$—	$117,745
Futures Contracts	15,271	—	—	15,271
Swap Agreements	—	5,846	—	5,846
Total	$15,271	$123,591	$—	$138,862
Liability Derivatives
Forward Contracts	$—	$(144,768)	$—	$(144,768)
Futures Contracts	(7,535)	—	—	(7,535)
Swap Agreements	—	(30,833)	—	(30,833)
Total	$(7,535)	$(175,601)	$—	$(183,136)
MM Select T. Rowe Price Small and Mid Cap Blend Fund
Asset Investments
Common Stock	$171,505,333	$1,952,710*	$—+	$173,458,043
Preferred Stock	—	1,208,330*	—	1,208,330
Corporate Debt	—	91,727	—	91,727
Rights	—	—	—+	—
Warrants	80	14	—	94
Short-Term Investments	7,614,430	1,010,077	—	8,624,507
Total Investments	$179,119,843	$4,262,858	$—	$183,382,701

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2025.
For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2025.
The Funds, with the exception of the MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, had no Level 3 transfers during the period ended March 31, 2025.
The following table shows the Level 3 transfers for the MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund for the period ended March 31, 2025:

	Transfers In	Transfers Out*
	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
MM Select T. Rowe Price Large Cap Blend Fund+	$2,695,670	$(5,127,640)
MM Select T. Rowe Price Real Assets Fund+	519	(2,624,471)
MM Select T. Rowe Price Small and Mid Cap Blend Fund+	1,160,339	(5,657,151)

*	Transfers out of Level 3 were attributable to more observable market data.

74

Notes to Financial Statements (Unaudited) (Continued)
+
Securities were transferred out of level three at their market value prior to executing a securities purchase agreement for their sale. Securities were transferred into level two at the agreed upon price based on the executed securities purchase agreement.

Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Bond Asset Fund
Asset Derivatives
Purchased Options*	$—	$—	$134,476	$115,178	$249,654
Forward Contracts*	—	—	1,080,684	—	1,080,684
Futures Contracts^^	—	—	—	166,692	166,692
Swap Agreements*	6,565	—	—	—	6,565
Swap Agreements^^,^^^	233,590	—	—	115,645	349,235
Total Value	$240,155	$—	$1,215,160	$397,515	$1,852,830
Liability Derivatives
Forward Contracts^	$—	$—	$(2,136,814)	$—	$(2,136,814)
Futures Contracts^^	—	—	—	(35,266)	(35,266)
Swap Agreements^^,^^^	(51,514)	—	—	(53,404)	(104,918)
Total Value	$(51,514)	$—	$(2,136,814)	$(88,670)	$(2,276,998)
Realized Gain (Loss)#
Purchased Options	$—	$—	$30,363	$64,654	$95,017
Forward Contracts	—	—	5,687,652	—	5,687,652
Futures Contracts	—	—	—	(1,079,531)	(1,079,531)
Swap Agreements	(90,345)	—	—	276,166	185,821
Written Options	—	—	—	41,083	41,083
Total Realized Gain (Loss)	$(90,345)	$—	$5,718,015	$(697,628)	$4,930,042
Change in Appreciation (Depreciation)##
Purchased Options	$21,462	$—	$(22,478)	$(15,639)	$(16,655)
Forward Contracts	—	—	2,062,174	—	2,062,174
Futures Contracts	—	—	—	148,041	148,041
Swap Agreements	10,598	—	—	108,422	119,020
Written Options	(6,158)	—	—	—	(6,158)
Total Change in Appreciation (Depreciation)	$25,902	$—	$2,039,696	$240,824	$2,306,422
MM Select T. Rowe Price Large Cap Blend Fund
Liability Derivatives
Futures Contracts^^	$—	$(7,826)	$—	$—	$(7,826)
Realized Gain (Loss)#
Futures Contracts	$—	$2,688	$—	$—	$2,688
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(31,271)	$—	$—	$(31,271)

75

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
MM Select T. Rowe Price Real Assets Fund
Asset Derivatives
Purchased Options*	$—	$—	$—	$150,194	$150,194
Forward Contracts*	—	—	117,745	—	117,745
Futures Contracts^^	—	15,271	—	—	15,271
Swap Agreements*	—	5,846	—	—	5,846
Total Value	$—	$21,117	$117,745	$150,194	$289,056
Liability Derivatives
Forward Contracts^	$—	$—	$(144,768)	$—	$(144,768)
Futures Contracts^^	—	(6,139)	—	(1,396)	(7,535)
Swap Agreements^	—	(30,833)	—	—	(30,833)
Total Value	$—	$(36,972)	$(144,768)	$(1,396)	$(183,136)
Realized Gain (Loss)#
Purchased Options	$—	$—	$14,994	$(247,586)	$(232,592)
Forward Contracts	—	—	(777,999)	—	(777,999)
Futures Contracts	—	85,417	—	567,944	653,361
Swap Agreements	—	(1,054,828)	—	—	(1,054,828)
Total Realized Gain (Loss)	$—	$(969,411)	$(763,005)	$320,358	$(1,412,058)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$88,164	$88,164
Forward Contracts	—	—	(378,401)	—	(378,401)
Futures Contracts	—	31,094	—	(134,040)	(102,946)
Swap Agreements	—	(224,877)	—	—	(224,877)
Total Change in Appreciation (Depreciation)	$—	$(193,783)	$(378,401)	$(45,876)	$(618,060)

*	Statements of Assets and Liabilities location: Investments, at value, open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts or open swap agreements, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

76

Notes to Financial Statements (Unaudited) (Continued)
For the period ended March 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	MM Select T. Rowe Price Bond Asset Fund	MM Select T. Rowe Price Large Cap Blend Fund	MM Select T. Rowe Price Real Assets Fund
Futures Contracts:
Average number of contracts - long	391	3	32
Average number of contracts - short	206		66
Forward Contracts:
Average notional amounts purchased - in USD	$52,961,881		$29,395,121
Average notional amounts sold - in USD	$142,832,186		$17,213,421
Swap Agreements:
Credit Default Swaps:
Average notional amounts - buy protection	$6,185,059
Average notional amounts - sell protection	$15,547,034
Interest Rate Swaps:
Average notional amounts	$1,950,299,167
Total Return Swaps:
Average notional amounts	$8,452		$56,783
Options:
Average shares/units outstanding of Purchased Options	19,749,525		16,000,014
Average notional amounts of Purchased Swaptions	$9,986,667
Average shares/units outstanding of Written Options	17,126,716

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ 174,903	$ (26,194)	$ (148,709)	$ —
Barclays Bank PLC	18,885	(18,885)	—	—
BNP Paribas SA	129,020	(129,020)	—	—
Citibank N.A.	149,124	(108,463)	(40,661)	—
Deutsche Bank AG	64,292	(27,667)	—	36,625
Goldman Sachs International	77,362	(25,642)	—	51,720
HSBC Bank USA	147,996	(147,996)	—	—
JP Morgan Chase Bank N.A.	114,401	(114,401)	—	—
Morgan Stanley & Co. LLC	7,935	(6,242)	(1,693)	—
Royal Bank of Canada	842	(842)	—	—
State Street Bank and Trust	107,076	(107,076)	—	—
UBS AG	345,067	(42,025)	(303,042)	—
	$1,336,903	$(754,453)	$(494,105)	$88,345

77

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
MM Select T. Rowe Price Real Assets Fund
Bank of America N.A.	$ 27,812	$ (9,035)	$ —	$ 18,777
Barclays Bank PLC	2,645	(2,645)	—	—
BNP Paribas SA	25,024	(25,024)	—	—
Citibank N.A.	16,532	—	—	16,532
Goldman Sachs International	10,746	(10,746)	—	—
Morgan Stanley & Co. LLC	5,846	(5,846)	—	—
UBS AG	177,141	(12,411)	—	164,730
Wells Fargo Bank N.A.	8,039	(8,039)	—	—
	$273,785	$(73,746)	$ —	$200,039

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
MM Select T. Rowe Price Bond Asset Fund
Bank of America N.A.	$ (26,194)	$ 26,194	$ —	$ —
Barclays Bank PLC	(34,723)	18,885	—	(15,838)
BNP Paribas SA	(497,789)	129,020	333,042	(35,727)
Citibank N.A.	(108,463)	108,463	—	—
Deutsche Bank AG	(27,667)	27,667	—	—
Goldman Sachs International	(25,642)	25,642	—	—
HSBC Bank USA	(810,635)	147,996	550,958	(111,681)
JP Morgan Chase Bank N.A.	(306,396)	114,401	—	(191,995)
Morgan Stanley & Co. LLC	(6,242)	6,242	—	—
Royal Bank of Canada	(95,029)	842	—	(94,187)
State Street Bank and Trust	(156,009)	107,076	—	(48,933)
UBS AG	(42,025)	42,025	—	—
	$(2,136,814)	$754,453	$884,000	$(498,361)
MM Select T. Rowe Price Real Assets Fund
Bank of America N.A.	$(9,035)	$9,035	$—	$—
Barclays Bank PLC	(48,401)	2,645	—	(45,756)
BNP Paribas SA	(35,048)	25,024	—	(10,024)
Deutsche Bank AG	(1,505)	—	—	(1,505)
Goldman Sachs International	(48,794)	10,746	—	(38,048)
Morgan Stanley & Co. LLC	(11,595)	5,846	—	(5,749)
UBS AG	(12,411)	12,411	—	—
Wells Fargo Bank N.A.	(8,812)	8,039	—	(773)
	$(175,601)	$73,746	$—	$(101,855)

78

Notes to Financial Statements (Unaudited) (Continued)
*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of

79

Notes to Financial Statements (Unaudited) (Continued)
a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own

80

Notes to Financial Statements (Unaudited) (Continued)
securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.

81

Notes to Financial Statements (Unaudited) (Continued)
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary

82

Notes to Financial Statements (Unaudited) (Continued)
market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases

83

Notes to Financial Statements (Unaudited) (Continued)
an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At March 31, 2025, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of the repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

84

Notes to Financial Statements (Unaudited) (Continued)
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2025.
Securities Lending
Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

85

Notes to Financial Statements (Unaudited) (Continued)
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Foreign Securities
The MM Select T. Rowe Price Real Assets Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

86

Notes to Financial Statements (Unaudited) (Continued)
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. MML Advisers does not receive investment advisory fees in return for these services.
MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table.

Fund	Investment Subadviser(s)
MM Select T. Rowe Price Bond Asset Fund*,**	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Large Cap Blend Fund*	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Real Assets Fund***	T. Rowe Price Associates, Inc.
MM Select T. Rowe Price Small and Mid Cap Blend Fund****	T. Rowe Price Associates, Inc.

*
T. Rowe Price International Ltd serves as a sub-subadviser of the Fund.
**	T. Rowe Price Hong Kong Limited serves as a sub-subadviser of the Fund.
***	T. Rowe Price Australia Limited serves as a sub-subadviser of the Fund.
****	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser of the Fund.

87

Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the Funds, as follows:

Class I
MM Select T. Rowe Price Bond Asset Fund	0.00%
MM Select T. Rowe Price Large Cap Blend Fund	0.00%
MM Select T. Rowe Price Real Assets Fund	0.00%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	0.00%

#
Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
MM Select T. Rowe Price Large Cap Blend Fund	$5,879
MM Select T. Rowe Price Real Assets Fund	2,897
MM Select T. Rowe Price Small and Mid Cap Blend Fund	5,184

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2025:

Total % Ownership by Related Party
MM Select T. Rowe Price Bond Asset Fund	100.0%
MM Select T. Rowe Price Large Cap Blend Fund	100.0%
MM Select T. Rowe Price Real Assets Fund	100.0%
MM Select T. Rowe Price Small and Mid Cap Blend Fund	100.0%

88

Notes to Financial Statements (Unaudited) (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
MM Select T. Rowe Price Bond Asset Fund	$132,513,526	$69,435,137	$258,224,891	$217,918,171
MM Select T. Rowe Price Large Cap Blend Fund	—	344,078,547	—	2,052,158,605
MM Select T. Rowe Price Real Assets Fund	—	35,138,757	—	229,085,703
MM Select T. Rowe Price Small and Mid Cap Blend Fund	—	84,795,902	—	504,336,368

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/(Losses)
MM Select T. Rowe Price Small and Mid Cap Blend	$16,539	$ —	$ —

5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Bond Asset Fund Class I
Sold	6,382,868	$55,382,261	15,012,487	$129,145,959
Issued as reinvestment of dividends	2,469,311	20,989,144	1,574,231	13,333,740
Redeemed	(42,656,515)	(361,094,693)	(30,087,727)	(258,295,541)
Net increase (decrease)	(33,804,336)	$(284,723,288)	(13,501,009)	$(115,815,842)
MM Select T. Rowe Price Large Cap Blend Fund Class I
Sold	5,142,531	$75,915,427	58,800,101	$863,742,886
Issued as reinvestment of dividends	31,752,292	440,721,809	4,541,084	59,397,377
Redeemed	(129,786,057)	(1,801,199,950)	(89,832,109)	(1,340,962,627)
Net increase (decrease)	(92,891,234)	$(1,284,562,714)	(26,490,924)	$(417,822,364)
MM Select T. Rowe Price Real Assets Fund Class I
Sold	2,228,667	$25,202,860	7,244,734	$82,119,775
Issued as reinvestment of dividends	1,550,054	17,515,612	740,520	8,130,907
Redeemed	(20,078,145)	(223,103,303)	(13,221,691)	(155,599,361)
Net increase (decrease)	(16,299,424)	$(180,384,831)	(5,236,437)	$(65,348,679)

89

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
MM Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Sold	1,796,598	$22,032,621	6,131,886	$77,175,855
Issued as reinvestment of dividends	10,219,526	120,488,216	2,788,113	33,764,050
Redeemed	(39,473,866)	(454,683,193)	(27,025,158)	(351,837,623)
Net increase (decrease)	(27,457,742)	$(312,162,356)	(18,105,159)	$(240,897,718)

6.	Federal Income Tax Information
At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Select T. Rowe Price Bond Asset Fund	$224,539,564	$1,923,694	$(7,399,923)	$(5,476,229)
MM Select T. Rowe Price Large Cap Blend Fund	749,167,777	61,842,097	(39,949,482)	21,892,615
MM Select T. Rowe Price Real Assets Fund	99,440,283	10,147,419	(8,604,906)	1,542,513
MM Select T. Rowe Price Small and Mid Cap Blend Fund	185,207,507	18,751,523	(20,576,329)	(1,824,806)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
MM Select T. Rowe Price Bond Asset Fund	$(32,590,912)	$(61,617,548)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
MM Select T. Rowe Price Bond Asset Fund	$13,333,740	$—
MM Select T. Rowe Price Large Cap Blend Fund	40,300,513	19,096,864
MM Select T. Rowe Price Real Assets Fund	5,999,902	2,131,005
MM Select T. Rowe Price Small and Mid Cap Blend Fund	11,124,076	22,639,974

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.

90

Notes to Financial Statements (Unaudited) (Continued)
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
MM Select T. Rowe Price Bond Asset Fund	$12,297,866	$(94,208,460)	$(12,089)	$(4,353,317)	$(86,276,000)
MM Select T. Rowe Price Large Cap Blend Fund	73,288,736	349,025,989	(24,521)	444,323,846	866,614,050
MM Select T. Rowe Price Real Assets Fund	11,505,094	4,082,845	(1,664)	28,708,461	44,294,736
MM Select T. Rowe Price Small and Mid Cap Blend Fund	17,186,714	96,494,064	(11,660)	84,566,416	198,235,534

The Funds did not have any unrecognized tax benefits at March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8.	New Accounting Pronouncements
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
9.	Upcoming Fund Liquidations
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Small and Mid Cap Blend Fund (each, a “Fund”) will be dissolved. Effective on or about September 12, 2025 (the “Termination Date”), shareholders of Class I shares of each Fund will receive proceeds in proportion to the number of Class I shares held by each of them on the Termination Date.

91

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

92

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

93

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

94

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

95

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/19/2025